MULTIOPTION(R) ADVANTAGE
VARIABLE ANNUITY CONTRACT
MINNESOTA LIFE INSURANCE COMPANY

[LOGO] MINNESOTA LIFE

400 ROBERT STREET NORTH . ST. PAUL, MINNESOTA 55101-2098 .
 TELEPHONE: 1-800-362-3141 . HTTP://WWW.SECURIAN.COM

    This Prospectus sets forth the information that a prospective investor should know before investing. It describes an individual, flexible payment, Variable Annuity Contract ("the Contract") offered by the Minnesota Life Insurance Company. This Contract is designed for long term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.
    This Contract is NOT:
  .  a bank deposit or obligation
  .  federally insured
  .  endorsed by any bank or government agency
    You may invest your Contract Values in our Variable Annuity Account or certain Guaranteed Interest Options that are available.

THE VARIABLE ANNUITY ACCOUNT INVESTS IN THE FOLLOWING FUND PORTFOLIOS:

[LOGO] Advantus/(R)/ CAPITAL MANAGEMENT

SECURIAN FUNDS TRUST
..SFT ADVANTUS BOND FUND -- CLASS 2 SHARES
..SFT ADVANTUS DYNAMIC MANAGED VOLATILITY FUND
..SFT ADVANTUS GOVERNMENT MONEY MARKET FUND
..SFT ADVANTUS INDEX 400 MID-CAP FUND -- CLASS 2 SHARES
..SFT ADVANTUS INDEX 500 FUND -- CLASS 2 SHARES
..SFT ADVANTUS INTERNATIONAL BOND FUND -- CLASS 2 SHARES
..SFT ADVANTUS MANAGED VOLATILITY EQUITY FUND
..SFT ADVANTUS MORTGAGE SECURITIES FUND -- CLASS 2 SHARES
..SFT ADVANTUS REAL ESTATE SECURITIES FUND -- CLASS 2 SHARES
..SFT IVY/SM/ GROWTH FUND*
..SFT IVY/SM/ SMALL CAP GROWTH FUND*
..SFT PYRAMIS(R) CORE EQUITY FUND -- CLASS 2 SHARES
..SFT T. ROWE PRICE VALUE FUND
*'IVY' IS THE SERVICE MARK OF IVY DISTRIBUTORS, INC., AN AFFILIATE OF THE
 WADDELL & REED INVESTMENT MANAGEMENT COMPANY, THE FUND'S SUBADVISOR.

[LOGO]        AB
      ALLIANCE BERNSTEIN
         Investments

AB VARIABLE PRODUCTS SERIES FUND, INC.
..DYNAMIC ASSET ALLOCATION PORTFOLIO -- CLASS B SHARES

[LOGO] American Century
       Investments/R/

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
..VP INFLATION PROTECTION FUND -- CLASS II SHARES

[LOGO]

AMERICAN FUNDS INSURANCE SERIES(R)
..GLOBAL BOND FUND/SM/ -- CLASS 2 SHARES
..GLOBAL GROWTH FUND/SM/ -- CLASS 2 SHARES
..GLOBAL SMALL CAPITALIZATION FUND/SM/ -- CLASS 2 SHARES
..GROWTH FUND/SM/ -- CLASS 2 SHARES
..GROWTH-INCOME FUND/SM/ -- CLASS 2 SHARES
..INTERNATIONAL FUND/SM/ -- CLASS 2 SHARES
..NEW WORLD FUND(R) -- CLASS 2 SHARES
..U.S. GOVERNMENT/AAA-RATED SECURITIES FUND/SM/ -- CLASS 2 SHARES

[LOGO]

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
..CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO -- CLASS II SHARES

[LOGO] Fidelity/(R)/
       INVESTMENTS

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
..EQUITY-INCOME PORTFOLIO -- SERVICE CLASS 2 SHARES
..MID CAP PORTFOLIO -- SERVICE CLASS 2 SHARES

[LOGO](R) FRANKLIN TEMPLETON
             INVESTMENTS



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
..FRANKLIN SMALL CAP VALUE VIP FUND -- CLASS 2 SHARES
..TEMPLETON DEVELOPING MARKETS VIP FUND -- CLASS 2 SHARES

[LOGO] Goldman Sachs Asset Management

GOLDMAN SACHS VARIABLE INSURANCE TRUST
..GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION FUND -- SERVICE SHARES ..GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND -- SERVICE SHARES

[LOGO]

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
..INVESCO V.I. AMERICAN VALUE FUND -- SERIES II SHARES
..INVESCO V.I. COMSTOCK FUND -- SERIES II SHARES
..INVESCO V.I. EQUITY AND INCOME FUND -- SERIES II SHARES
..INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II SHARES

[LOGO]

IVY VARIABLE INSURANCE PORTFOLIOS
..IVY VIP ASSET STRATEGY
..IVY VIP BALANCED
..IVY VIP CORE EQUITY
..IVY VIP GLOBAL GROWTH
..IVY VIP GLOBAL NATURAL RESOURCES
..IVY VIP HIGH INCOME
..IVY VIP INTERNATIONAL CORE EQUITY
..IVY VIP MICRO CAP GROWTH
..IVY VIP MID CAP GROWTH
..IVY VIP SCIENCE AND TECHNOLOGY
..IVY VIP SMALL CAP VALUE
..IVY VIP VALUE
..IVY PATHFINDER MODERATELY AGGRESSIVE -- MANAGED VOLATILITY
..IVY VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
..IVY VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED VOLATILITY

[LOGO] JANUS

JANUS ASPEN SERIES
..BALANCED PORTFOLIO -- SERVICE SHARES
..FLEXIBLE BOND PORTFOLIO -- SERVICE SHARES
..FORTY PORTFOLIO -- SERVICE SHARES
..OVERSEAS PORTFOLIO -- SERVICE SHARES
..PERKINS MID CAP VALUE PORTFOLIO -- SERVICE SHARES

[LOGO] MFS/(SM)/




MFS(R) VARIABLE INSURANCE TRUST II
..MFS(R)/ /INTERNATIONAL VALUE PORTFOLIO -- SERVICE CLASS

[LOGO] Morgan Stanley Investment Management

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
..MORGAN STANLEY UIF EMERGING MARKETS EQUITY PORTFOLIO -- CLASS II SHARES

[LOGO]

ALPS VARIABLE INVESTMENT TRUST
..MORNINGSTAR AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II
 SHARES*
..MORNINGSTAR BALANCED ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* ..MORNINGSTAR CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* ..MORNINGSTAR GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* ..MORNINGSTAR INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II
 SHARES*
*THESE PORTFOLIOS ARE STRUCTURED AS FUND OF FUNDS THAT INVEST DIRECTLY IN
 SHARES OF UNDERLYING FUNDS. SEE THE SECTION ENTITLED "AN OVERVIEW OF CONTRACT FEATURES -- THE PORTFOLIOS" FOR ADDITIONAL INFORMATION.

[LOGO] NEUBERGER BERMAN



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
..NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO -- S CLASS SHARES

[LOGO]
OppenheimerFunds/TM/
The Right Way to Invest

OPPENHEIMER VARIABLE ACCOUNT FUNDS
..OPPENHEIMER INTERNATIONAL GROWTH FUND/VA -- SERVICE SHARES

                                     [LOGO]

                                     PIMCO

PIMCO VARIABLE INSURANCE TRUST
..PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION PORTFOLIO -- ADVISOR CLASS SHARES ..PIMCO VIT LOW DURATION PORTFOLIO -- ADVISOR CLASS SHARES
..PIMCO VIT TOTAL RETURN PORTFOLIO -- ADVISOR CLASS SHARES

[LOGO] Putnam Investments

PUTNAM VARIABLE TRUST
..PUTNAM VT GROWTH AND INCOME FUND -- CLASS IB SHARES
..PUTNAM VT VOYAGER FUND -- CLASS IB SHARES
  (MERGING INTO PUTNAM VT GROWTH OPPORTUNITIES ON/ABOUT NOVEMBER 21, 2016)

[LOGO] TOPS/TM/
TOPS-THE OPTIMIZED PORTFOLIO SYSTEM/TM/

NORTHERN LIGHTS VARIABLE TRUST
..TOPS(R) MANAGED RISK BALANCED ETF PORTFOLIO -- CLASS 2 SHARES
..TOPS(R) MANAGED RISK FLEX ETF PORTFOLIO
..TOPS(R) MANAGED RISK GROWTH ETF PORTFOLIO -- CLASS 2 SHARES
..TOPS(R) MANAGED RISK MODERATE GROWTH ETF PORTFOLIO -- CLASS 2 SHARES

Your Contract Value and the amount of each Variable Annuity Payment will vary in accordance with the performance of the investment Portfolio(s) you select for amounts allocated to the Variable Annuity Account. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling:
1-800-362-3141 or by writing to us at the address shown above. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

THE DATE OF THIS PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION IS:
NOVEMBER 9, 2016

            SPECIAL TERMS.......................................  1
            HOW TO CONTACT US...................................  4
            AN OVERVIEW OF CONTRACT FEATURES....................  5
            CONTRACT CHARGES AND EXPENSES.......................  8
            CONDENSED FINANCIAL INFORMATION AND FINANCIAL
             STATEMENTS......................................... 11
            DESCRIPTION OF THE CONTRACT......................... 18
              Ownership, Annuitants and Beneficiaries........... 18
              Right of Cancellation or "Free Look".............. 19
              1035 Exchanges or Replacements.................... 19
              Purchase Payments................................. 19
              Automatic Purchase Plan........................... 20
              Purchase Payment Allocation Options............... 20
              Focused Portfolio Strategies or Models............ 21
              CustomChoice Allocation Option.................... 22
              SimpleChoice Asset Allocation Portfolios.......... 26
              Transfers......................................... 27
              Market Timing and Disruptive Trading.............. 28
              Speculative Investing............................. 29
              Systematic Transfer Arrangements.................. 29
                 Automatic Portfolio Rebalancing................ 29
                 Dollar Cost Averaging.......................... 30
                 DCA Fixed Account Option....................... 30
              Purchase Payments and Value of the Contract....... 32
                 Crediting Accumulation Units................... 32
                 Value of the Contract.......................... 32
                 Accumulation Unit Value........................ 32
              Net Investment Factor for Each Valuation
               Period........................................... 33
              Redemptions, Withdrawals and Surrender............ 33
              Modification and Termination of the Contract...... 34
              Assignment........................................ 34
              Deferment of Payment.............................. 35
              Confirmation Statements and Reports............... 35
            CONTRACT CHARGES AND FEES........................... 35
              Mortality and Expense Risk Charge................. 35
              Administrative Charge............................. 35
              Annual Maintenance Fee............................ 36
              Optional Contract Rider Charges................... 36
              Premium Taxes..................................... 39
              Transfer Charges.................................. 39
              Underlying Portfolio Charges...................... 39
            ANNUITIZATION BENEFITS AND OPTIONS.................. 40
              Annuity Payments.................................. 40
              Electing the Retirement Date and Annuity
               Option........................................... 40
              Annuity Options................................... 41
              Calculation of Your First Annuity Payment......... 42
              Amount of Subsequent Variable Annuity
               Payments......................................... 42
              Value of the Annuity Unit......................... 43
              Transfers after you have Annuitized your Contract. 43
            DEATH BENEFITS...................................... 43
              Before Annuity Payments Begin..................... 43
              Optional Death Benefit Riders..................... 45
                 Highest Anniversary Value II Death Benefit
                  Option........................................ 46
                 Premier II Death Benefit Option................ 47
                 Premier Protector Death Benefit Option......... 48

                  Estate Enhancement Benefit II (EEB II)
                   Option......................................  50
                  MyPath Highest Anniversary Death Benefit
                   (MyPath DB) (Single and Joint) Options......  52
               Death Benefits After Annuity Payments Begin.....  54
               Abandoned Property Requirements.................  54
             OPTIONAL LIVING BENEFIT RIDERS....................  55
               MyPath Lifetime Income Optional Riders..........  55
               SureTrack Plus 90 Option........................  93
             GENERAL INFORMATION...............................  98
               The Company -- Minnesota Life Insurance
                Company........................................  98
               The Separate Account -- Variable Annuity
                Account........................................  98
               Changes to the Separate Account -- Additions,
                Deletions or Substitutions.....................  98
               Distribution of Contracts.......................  99
               Payments Made by Underlying Mutual Funds........ 101
               The General Account............................. 101
             VOTING RIGHTS..................................... 102
             FEDERAL TAX STATUS................................ 103
             PERFORMANCE DATA.................................. 110
             CYBERSECURITY..................................... 111
             STATEMENT OF ADDITIONAL INFORMATION............... 111
             APPENDIX A -- Condensed Financial Information
              and Financial Statements......................... A-1
             APPENDIX B -- Illustration of Variable Annuity
              Income........................................... B-1
             APPENDIX C -- Types of Qualified Contracts........ C-1
             APPENDIX D -- Examples of Highest Anniversary
              Value II Death Benefit Option.................... D-1
             APPENDIX E -- Examples of Premier II Death
              Benefit Option................................... E-1
             APPENDIX F -- Examples of Premier Protector
              Death Benefit Option............................. F-1
             APPENDIX G -- Examples of Estate Enhancement
              Benefit II Option................................ G-1
             APPENDIX H -- Examples of the MyPath Highest
              Anniversary Death Benefit Single and Joint
              Options.......................................... H-1
             APPENDIX I -- Examples of the MyPath Core Flex
              Single and Joint Options......................... I-1
             APPENDIX J -- Examples of the MyPath Summit
              Single and Joint Options......................... J-1
             APPENDIX K -- Examples of the MyPath Value
              Single and Joint Options......................... K-1
             APPENDIX L -- Examples of the MyPath Ascend 2.0
              Single and Joint Options......................... L-1
             APPENDIX M -- Examples of the SureTrack Plus 90
              Option........................................... M-1

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THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON, REPRESENTATIVE OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting unit of measure used to calculate the value of a Sub-Account of the Variable Annuity Account, of this Contract before Annuity Payments begin.

ACCUMULATION UNIT VALUE: the value of an Accumulation Unit. Accumulation Unit Value of any Sub-account is subject to change on any Business Day in much the same way that the value of a mutual fund share changes each day. The fluctuations in value reflect the investment results, expenses of and charges against the Portfolio in which the Sub-Account invests its assets. Fluctuations also reflect charges against the Separate Account.

ACTIVITIES OF DAILY LIVING (ADL): The activities of daily living refer to basic functional abilities that ensure the ability for self-care and ability to live independently without substantial assistance from another individual. The six activities of daily living are:

   (1) Bathing: Washing oneself by sponge bath; or in either a tub or shower, including the task of getting into or out of the tub or shower.
   (2) Continence: The ability to maintain control of bowel and bladder function or, when unable to maintain control of bowel or bladder function, the ability to perform associated personal hygiene (including caring for a catheter or colostomy bag).
   (3) Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.
   (4) Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table) or by a feeding tube or intravenously.
   (5) Toileting: Getting to and from the toilet, getting on and off the toilet and performing associated personal hygiene.
   (6) Transferring: Moving into or out of a bed, chair or wheelchair.

ANNUITANT: the natural person named as annuitant upon whose lifetime Annuity Payment benefits will be determined under the Contract. An Annuitant's life may also be used to determine the value of death benefits and to determine the Maturity Date.

ANNUITY COMMENCEMENT DATE: the date on which Annuity Payments are elected to begin. This may be the Maturity Date or a date you select prior to the Maturity Date.

ANNUITY PAYMENTS: a series of payments for life; for life with a minimum number of payments guaranteed; or for the joint lifetime of the Annuitant and another person and thereafter during the lifetime of the survivor.

ANNUITY UNIT: an accounting unit of measure used to calculate the value of Annuity Payments under a Variable Annuity income option.

ASSUMED INVESTMENT RETURN: the annual investment return (AIR) used to determine the amount of the initial Variable Annuity Payment. Currently the AIR is equal to 4.5%.

BUSINESS DAY: generally, any day on which the New York Stock Exchange (NYSE) is open for trading. The Company's Business Day ends at 3:00 p.m. (Central
Time) or the close of regular trading of the NYSE, if earlier.

CODE:  the Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity.

CONTRACT ANNIVERSARY: the same day and month as the Contract Date for each succeeding year of this Contract.

CONTRACT DATE: the effective date of this Contract. It is also the date from which we determine Contract Anniversaries and Contract Years.

CONTRACT VALUE: the sum of your values in the Variable Annuity Account, the DCA Fixed Account, and the Fixed Account, on any Valuation Date prior to the Annuity Commencement Date.

CONTRACT YEAR: a period of one year beginning with the Contract Date or a Contract Anniversary.

DESIGNATED LIFE: for the applicable optional death benefit and optional living benefit riders, the "Designated Life" is the Owner of the Contract, or the Annuitant in the case of an Owner that is not a natural person, unless otherwise agreed to by us. The Designated Life will be used to determine the benefits under the single versions of the optional riders. The Designated Life will be shown on your Contract rider. For the single versions of the optional rider, a Designated Life may not be added or changed after the rider effective date. For joint versions of the optional rider, an Owner must be a natural person.

DOLLAR COST AVERAGING (DCA) FIXED ACCOUNT: a Guaranteed Interest Option available for Purchase Payment allocations. Purchase Payments allocated to the DCA Fixed Account will be transferred out to the Sub-Accounts of the Variable Annuity Account that you elect, over a specified time period. Amounts in the DCA Fixed Account are part of our General Account.

FIXED ACCOUNT: a Guaranteed Interest Option available for Fixed Annuity Payments. If you elect Fixed Annuity Payments, your Contract Value will be transferred to the Fixed Account as of the date we receive your election. For any period prior to the date amounts are applied to provide Annuity Payments, interest will be credited on amounts in the Fixed Account at an annual rate at least equal to the minimum guaranteed interest rate shown in your Contract. Amounts in the Fixed Account are part of our General Account. Contract Value will also be allocated to the Fixed Account during the Acceleration Period under the Premier Protector Death Benefit rider.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

GENERAL ACCOUNT: includes assets held in the Fixed Account, DCA Fixed Account and all other Company assets not allocated to a Separate Account. General Account assets are subject to the financial strength and claims paying ability of the Company.

GUARANTEED INTEREST OPTIONS: A type of investment option that provides an interest rate guaranteed for a specified period of time. The Guaranteed Interest Options currently include the Fixed Account (for Fixed Annuity Payments only) and the DCA Fixed Account (for new Purchase Payments only).

JOINT DESIGNATED LIFE AND DESIGNATED LIVES: for the applicable optional death benefit and optional living benefit riders, the "Joint Designated Life" is either the joint Owner or the sole primary beneficiary on the Contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse of the Designated Life. "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the joint versions of the optional riders. The Designated Life and Joint Designated Life will be shown on your Contract rider. A Joint Designated Life may be removed because of divorce, but otherwise may not be added or changed after the rider effective date. The joint versions of the optional riders are not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing the joint version of an optional rider if you have questions about your spouse's status under federal law.

MATURITY DATE: the date this Contract matures. The Maturity Date will be the first of the month on or following the oldest Annuitant's 100/th/ birthday, unless limited by your state or otherwise agreed to by us.

MINNESOTA LIFE, WE, OUR, US:  Minnesota Life Insurance Company.

NET INVESTMENT FACTOR: the Net Investment Factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the Variable Annuity Account including any applicable optional benefit riders. The gross investment factor is a measure of the performance of the underlying Fund after deductions for all charges to the Variable Annuity Account including those for applicable optional benefit riders.

NON-QUALIFIED CONTRACT:  A contract other than a Qualified Contract.

OWNER, YOU, YOUR: the owner of the Contract, which could be a natural person(s), or a corporation, trust, or custodial account that holds the Contract as agent for the sole benefit of a natural person(s). The Owner has all of the rights under the Contract.

PORTFOLIO(S), FUND(S): the mutual funds whose separate investment portfolios we have designated as eligible investments for the Variable Annuity Account. Each Sub-Account of the Variable Annuity Account invests in a different Portfolio. Currently these include the Portfolios shown on the cover page of this Prospectus.

PRO-RATA BASIS: values adjusted on a Pro-rata Basis means that the value being adjusted will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the value that is being adjusted immediately prior to the withdrawal,
   (b) is the total amount withdrawn, including any applicable charges, and
   (c) is the Contract Value immediately prior to the withdrawal.

PURCHASE PAYMENTS: amounts paid to us under your Contract in consideration of the benefits provided.

QUALIFIED CONTRACT: A contract issued to an employer sponsored retirement plan or an individual retirement annuity or account that receives favorable tax treatment under Section 401, 404, 408, 408A or 457 of the Code. Currently, we issue Qualified Contracts that may include, but are not limited to, Traditional IRAs, Roth IRAs, and Simplified Employee Pension (SEP) IRAs.

RATE SHEET PROSPECTUS SUPPLEMENT: supplements to the Prospectus that we periodically file with the SEC that provide and modify certain rates associated with the optional living benefit riders. Rate Sheet Prospectus Supplements disclose the benefit base enhancement rate and annual income percentage that will be available for new contract purchases for a specified period. Current Rate Sheet Prospectus Supplements are available to Owners at the time of new contract purchases, if applicable.

SEPARATE ACCOUNT: a separate investment account for which the investment experience of its assets is separate from that of our other assets.

SUB-ACCOUNT: a division of the Variable Annuity Account. Each Sub-Account invests in a different Portfolio.

VALUATION DATE OR VALUATION DAYS:  each date on which a Portfolio is valued.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Portfolios.

VARIABLE ANNUITY ACCOUNT: a separate investment account called the Variable Annuity Account. The investment experience of its assets is separate from that of our other assets.

HOW TO CONTACT US

We make it easy for you to find information on your annuity. Here's how you can get the answers you need.

ON THE INTERNET

Visit our eService Center 24 hours a day, 7 days a week at www.securian.com. Our eService Center offers the following (when applicable):

                                    [GRAPHIC]  Account values
                                               Variable investment performance
                                               Interest rates (when applicable)
                                               Service forms
                                               Beneficiary information
                                               Transaction tools to allow transfers
                                               Contribution and transaction history

ANNUITY SERVICE LINE

                                    [GRAPHIC]  .  Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They're available
                                                  Monday through Friday from 7:30 a.m. to 4:30 p.m.
                                                  Central Time during normal business days.

BY MAIL

                                    [GRAPHIC]  .  Purchase Payments, service requests, and inquiries sent by regular mail should be sent to:
                                                   Minnesota Life
                                                   Annuity Services
                                                   P.O. Box 64628
                                                   St. Paul, MN 55164-0628
                                               .  All overnight express mail should be sent to:
                                                   Annuity Services A3-9999
                                                   400 Robert Street North
                                                   St. Paul, MN 55101-2098

       .  To receive a current copy of the MultiOption(R) Advantage
          Variable Annuity Statement of Additional Information (SAI) without charge, call 1-800- 362-3141, or complete and detach the following and send it to:
           Minnesota Life Insurance Company
           Annuity Services
           P.O. Box 64628
           St. Paul, MN 55164-0628

                    Name __________________________________________________________________
                    Address _______________________________________________________________
                    City _______________________________________________ State _______ Zip __

AN OVERVIEW OF CONTRACT FEATURES

ANNUITY CONTRACTS

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; or for the joint lifetime of the Annuitant and another person. An annuity with payments which are guaranteed as to amount during the payment period is a Fixed Annuity. An annuity with payments which vary with the investment experience of a Separate Account is a Variable Annuity. An annuity contract may also be "deferred" or "immediate". An immediate annuity contract is one in which Annuity Payments begin right away, generally within a month or two after our receipt of your Purchase Payment. A deferred annuity contract delays your Annuity Payments until a later date. During this deferral period, also known as the accumulation period, your annuity Purchase Payments and any earnings accumulate on a tax deferred basis. The value of a Variable Annuity may increase or decrease over time, depending on the investment experience of the Portfolios in the Separate Account. GUARANTEES PROVIDED BY THE INSURANCE COMPANY AS TO THE BENEFITS PROMISED IN THE ANNUITY CONTRACT ARE SUBJECT TO THE CLAIMS PAYING ABILITY OF THE INSURANCE COMPANY AND ARE SUBJECT TO THE RISK THAT THE INSURANCE COMPANY MAY DEFAULT ON ITS OBLIGATIONS UNDER THOSE GUARANTEES.

TYPE OF CONTRACT

The Contract is a Variable Annuity Contract which provides for monthly Annuity Payments. These payments may begin immediately or at a future date you specify.

Below is a summary of certain contract features and expenses. PLEASE SEE THE CORRESPONDING SECTION OF THE PROSPECTUS FOR COMPLETE DETAILS, RESTRICTIONS OR LIMITATIONS THAT MAY APPLY. YOUR CONTRACT HAS A RIGHT OF CANCELLATION WHICH IS DESCRIBED IN DETAIL IN THE SECTION ENTITLED "RIGHT OF CANCELLATION OR FREE LOOK". Charges that apply to your Contract may be found in the section entitled "Contract Charges and Fees".

State variations of certain features may exist and the Contract may not be available in every state. The state in which your Contract is issued governs whether or not certain features, riders, charges or fees are available or will vary under your Contract. These variations are reflected in your Contract and in riders or endorsements to your Contract. In addition, we may offer other Variable Annuity contracts which could be more or less expensive, or have different benefits from this Contract. See your registered representative for more information and to help determine if this product is right for you.

PURCHASE PAYMENTS:*

    Initial Minimum                                      $10,000 for Qualified and
                                                         Non-Qualified Contracts

    Subsequent payment minimum                           $500
                                                         ($100 for automatic payment plans)

    Maximum cumulative Purchase Payments** (without      $1,000,000
    our prior consent)

  * Please note: If you intend to use this Contract as part of an employer sponsored retirement plan or it is a Qualified Contract, the retirement plan or Qualified Contract may have contribution minimums or maximums that are different than those that apply to this Contract. In addition, you will receive no additional benefit from the tax deferral feature of the annuity since the employer sponsored retirement plan (if it is tax qualified) or Qualified Contract is already tax deferred. You should consult your tax advisor to ensure that you meet all of the requirements and limitations, and to be sure this Contract is appropriate to your situation.

  ** Restrictions on additional Purchase Payments may apply and are described later in this Prospectus. See the section entitled "Description of the Contract -- Purchase Payments" for details. If you elect an optional death benefit rider or optional living benefit rider, there may be additional restrictions on Purchase Payments. See the sections entitled "Death Benefits -- Optional Death Benefit Riders" and "Optional Living Benefit Riders" for details.

INVESTMENT OPTIONS:

   Fixed Account (available only for Fixed Annuity     Minnesota Life General Account
     Payments and under certain scenarios with the
     optional Premier Protector DB rider)

   DCA Fixed Account (new Purchase Payments only)      6 Month Option

   DCA Fixed Account (new Purchase Payments only)
                                                       12 Month Option

   Variable Annuity Account
                                                       See the list of Portfolios on the cover page

WITHDRAWALS:

                        Minimum withdrawal amount      $250

DEATH BENEFIT AND OPTIONAL DEATH BENEFITS

Your Contract provides a standard guaranteed minimum death benefit. Certain optional death benefits may also be selected for an additional charge and may provide the opportunity for a larger death benefit. The optional death benefits include:

  .  HIGHEST ANNIVERSARY VALUE II (HAV II) DEATH BENEFIT OPTION,

  .  PREMIER II DEATH BENEFIT (PDB II) OPTION,

  .  PREMIER PROTECTOR DEATH BENEFIT (PPDB OR PREMIER PROTECTOR DB) OPTION, and

  . MYPATH(TM) HIGHEST ANNIVERSARY DEATH BENEFIT (MYPATH DB) (SINGLE AND JOINT) OPTION. This rider is only available when you also elect to buy a MyPath Core Flex or MyPath Value optional living benefit rider.

In addition to the HAV II and PDB II optional riders, you may also elect the ESTATE ENHANCEMENT BENEFIT II (EEB II) OPTION for an additional charge. This optional contract rider provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your Contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and state taxes that may be payable on any taxable gains in your Contract.

Once you elect an optional rider, you may not cancel it. Please refer to the section entitled "Optional Death Benefit Riders" later in the Prospectus for a complete description of each rider, its benefits, limitations, restrictions and availability with other riders. Please also refer to the section entitled "Optional Contract Rider Charges" later in the Prospectus for a complete description of the rider charges.

ALLOCATION OF CONTRACT VALUES

You can change your allocation of future Purchase Payments by giving us written notice or a telephone call notifying us of the change. New Purchase Payments may be allocated among the Portfolios or to the DCA Fixed Account. Before Annuity Payments begin, you may transfer all or a part of your Contract Value among the Portfolios. If you elect a living benefit rider, your investment options may be limited to options permitted by us. After Annuity Payments begin, you may instruct us to transfer amounts held as annuity reserves among the Variable Annuity Sub-Accounts for a Variable Annuity, subject to some restrictions. Once Annuity Payments begin, annuity reserves may not be transferred from a Variable Annuity to a Fixed Annuity or from a Fixed Annuity to a Variable Annuity.

AVAILABLE ANNUITY OPTIONS

The annuity options available include a life annuity; a life annuity with a period certain of 120 months, 180 months, or 240 months; and a joint and last survivor annuity. Each annuity option may be elected as a Variable or Fixed Annuity or a combination of the two. Other annuity options may be available from us on request.

OPTIONAL LIVING BENEFIT RIDERS

Certain optional contract riders may be available to you for an additional charge. These are sometimes referred to as "living benefits." Only one living benefit may be elected on a contract. When you elect a living benefit rider your investment choices will be limited and you must allocate your entire Contract Value to an allocation plan permitted by us. Please refer to the section entitled "CustomChoice Allocation Option" and "SimpleChoice Asset Allocation Portfolios" for information on the investment allocation plans permitted with the riders. For complete details on the allocation plans and investment options available with the riders, please refer to the specific rider sections in the prospectus. Purchase Payment amounts after your initial Purchase Payment may also be limited.

Each optional contract rider may or may not be beneficial to you depending on your specific circumstances and how you intend to use your Contract. For example, if you take withdrawals in excess of the annual guaranteed amount(s), it may adversely affect the benefit of the optional contract rider. Each rider also has a charge that applies to it. The charges are discussed in the section entitled "Optional Contract Rider Charges."

MYPATH LIFETIME INCOME OPTIONAL RIDERS

We currently offer the following single and joint versions of optional living benefit riders, each of which is a guaranteed lifetime withdrawal benefit rider:

  .  MYPATH CORE FLEX (SINGLE AND JOINT),

  .  MYPATH ASCEND 2.0 (SINGLE AND JOINT),

  .  MYPATH SUMMIT (SINGLE AND JOINT), AND

  .  MYPATH VALUE (SINGLE AND JOINT).

Collectively, these optional riders are sometimes referred to as the MyPath Lifetime Income optional riders.

Each of the MyPath Lifetime Income optional riders is designed to provide a benefit that guarantees the Owner a minimum annual withdrawal amount beginning on or after a certain date (referred to as the benefit date) and continuing over the lifetime of the Designated life (for Single versions), and over the lifetime of two Designated Lives (for Joint versions), regardless of the underlying Sub-Account performance. The amount received will be in the form of a withdrawal from your Contract Value if the Contract Value is greater than zero. If the Contract Value falls to zero, the amount received will be pursuant to the automatic payment phase. Please be aware that if you withdraw more than the guaranteed annual withdrawal amount, that withdrawal may adversely reduce the amount you can withdraw in future years, and as a result the benefit may be reduced or eliminated.

Once you elect one of these optional riders, you may not cancel it. Please refer to the section entitled "Optional Living Benefit Riders" later in the Prospectus for a complete description of each rider, its benefits, and its limitations and restrictions. Please also refer to the section entitled "Optional Contract Rider Charges" later in the Prospectus for a complete description of the rider charges.

SURETRACK PLUS 90

SureTrack Plus 90 is a guaranteed minimum accumulation benefit. It is an optional living benefit rider. This optional rider is designed to provide a benefit that guarantees the Owner a minimum Contract Value at the end of a specified period called the benefit period. The benefit period is 10 years. This optional rider may be appropriate for you if you are concerned about loss of Contract Value due to market fluctuations and are willing to hold the Contract and rider until the end of the benefit period. SureTrack Plus 90 may not be appropriate for you if you intend to surrender or annuitize your Contract before the end of the 10-year benefit period or if you take withdrawals during the benefit period, which reduces the benefit.

Please refer to the section entitled "Optional Living Benefit Riders" later in the Prospectus for a complete description of SureTrack Plus 90 benefits, and its limitations and restrictions. Please also refer to the section entitled "Optional Contract Rider Charges" later in the Prospectus for a complete description of the rider charges.

CONTRACT CHARGES AND EXPENSES

The following contract expense information is intended to illustrate the expenses of the MultiOption(R) Advantage Variable Annuity Contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted and range from 0% to 3.5%, depending on applicable law.

OWNER TRANSACTION EXPENSES

  SALES LOAD IMPOSED ON PURCHASES

                  (as a percentage of Purchase Payments)    None

  DEFERRED SALES CHARGE

                  (as a percentage of Purchase Payments)    None

                            SURRENDER FEES     None

                            TRANSFER FEE
                              Maximum Charge   $10*

* (We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single Contract Year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio company fees and expenses.

                         ANNUAL MAINTENANCE FEE**  $50

** (Applies only to contracts where the greater of the Contract Value or Purchase Payments, less withdrawals prior to annuitization, is less than $50,000 on the Contract Anniversary and at surrender.)

SEPARATE ACCOUNT ANNUAL EXPENSES BEFORE ANNUITY PAYMENTS COMMENCE (as a percentage of Contract Value)

BASE CONTRACT SEPARATE ACCOUNT CHARGES

Mortality and Expense Risk Charge                                          0.45%
Administrative Charge                                                      0.15%
Total Base Contract Separate Account Annual Expenses (No Optional Riders)  0.60%

OPTIONAL SEPARATE ACCOUNT CHARGES

              Estate Enhancement Benefit II (EEB II) Charge  0.25%

MAXIMUM POSSIBLE SEPARATE ACCOUNT CHARGE COMBINATIONS

                                             TOTAL CHARGE:
                                           OPTIONAL CHARGE +
                                             BASE CONTRACT
                                           -----------------
                   Base Contract + EEB II           0.85%

(The HAV II, PDB II, PPDB, MyPath DB, and each of the optional living benefit riders are not included with the above charges because these charges are calculated on a different basis than the above-described charges.)

OTHER OPTIONAL BENEFIT CHARGES

------------------------------------------------------------------------------------------------------
                                         CURRENT    MAXIMUM     TO DETERMINE THE
                                         BENEFIT    POSSIBLE      AMOUNT TO BE
                                          CHARGE     CHARGE   DEDUCTED, THE ANNUAL  THE BENEFIT CHARGE
                                          ANNUAL     ANNUAL   CHARGE PERCENTAGE IS    IS DEDUCTED ON
            OPTIONAL RIDER              PERCENTAGE PERCENTAGE  MULTIPLIED BY THE:         EACH:
------------------------------------------------------------------------------------------------------
OPTIONAL DEATH BENEFIT RIDERS CURRENTLY OFFERED
------------------------------------------------------------------------------------------------------
Highest Anniversary Value II               0.30%      0.30%       Death Benefit         Quarterly
  (HAV II) Death Benefit Charge                                                         Contract
                                                                                       Anniversary
------------------------------------------------------------------------------------------------------
Premier II Death Benefit (PDB II)          0.80%      0.80%       Death Benefit         Quarterly
  Charge                                                                                Contract
                                                                                       Anniversary
------------------------------------------------------------------------------------------------------
Premier Protector Death Benefit (PPDB)     0.90%      0.90%     Premier Protector       Quarterly
  Charge                                                          Death Benefit         Contract
                                                                                       Anniversary
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
MyPath Highest Anniversary Death           0.40%      0.40%    Highest Anniversary      Quarterly
  Benefit -- Single and Joint                                     Death Benefit         Contract
  (MyPath DB) Charge                                                                   Anniversary
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
OPTIONAL LIVING BENEFIT RIDERS CURRENTLY OFFERED
------------------------------------------------------------------------------------------------------
MyPath Core Flex -- Single Charge          1.20%      2.00%    Greater of Contract      Quarterly
                                                              Value or Benefit Base     Contract
                                                                                       Anniversary
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
MyPath Core Flex -- Joint Charge           1.30%      2.00%    Greater of Contract      Quarterly
                                                              Value or Benefit Base     Contract
                                                                                       Anniversary
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
MyPath Ascend 2.0 -- Single Charge         1.40%      2.25%    Greater of Contract      Quarterly
                                                              Value or Benefit Base     Contract
                                                                                       Anniversary
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
MyPath Ascend 2.0 -- Joint Charge          1.50%      2.25%    Greater of Contract      Quarterly
                                                              Value or Benefit Base     Contract
                                                                                       Anniversary
------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                 CURRENT    MAXIMUM     TO DETERMINE THE
                                 BENEFIT    POSSIBLE      AMOUNT TO BE
                                  CHARGE     CHARGE   DEDUCTED, THE ANNUAL  THE BENEFIT CHARGE
                                  ANNUAL     ANNUAL   CHARGE PERCENTAGE IS    IS DEDUCTED ON
        OPTIONAL RIDER          PERCENTAGE PERCENTAGE  MULTIPLIED BY THE:         EACH:
----------------------------------------------------------------------------------------------
MyPath Summit -- Single Charge     1.40%      2.25%    Greater of Contract      Quarterly
                                                      Value or Benefit Base     Contract
                                                                               Anniversary
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
MyPath Summit -- Joint Charge      1.50%      2.25%    Greater of Contract      Quarterly
                                                      Value or Benefit Base     Contract
                                                                               Anniversary
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
MyPath Value -- Single Charge      0.45%      1.00%    Greater of Contract      Quarterly
                                                      Value or Benefit Base     Contract
                                                                               Anniversary
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
MyPath Value -- Joint Charge       0.55%      1.00%    Greater of Contract      Quarterly
                                                      Value or Benefit Base     Contract
                                                                               Anniversary
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
SureTrack Plus 90                  1.30%      2.00%     Accumulation Base       Quarterly
                                                                                Contract
                                                                               Anniversary
----------------------------------------------------------------------------------------------

The next item shows the minimum and maximum total operating expenses charged by the Portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the Contract. More detail concerning each of the Portfolio's fees and expenses is contained in the Prospectus for each Portfolio.

Please note that you may only elect one living benefit rider with your Contract. Please refer to the "Optional Death Benefit Rider" and "Optional Living Benefit Rider" sections for complete details on the eligibility to purchase death benefit riders with other optional riders. For additional information on Purchase Payment pricing and valuation, please refer to the "Purchase Payments and Value of the Contract" section of the prospectus.

                                                                               MINIMUM MAXIMUM
                                                                               ------- -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES                               0.46%   2.46%
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)

State premium taxes may also be deducted ranging from 0% to 3.5% depending on applicable law. See "Premium Tax" section for more information.

OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other Variable Annuity contracts. These costs include Owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and Portfolio company fees and expenses.

Please note:

  .  You may elect only one optional living benefit rider on the Contract.

  . You may not elect the HAV II, PDB II, PPDB or the EEB II with any optional living benefit rider.

  . You may only elect MyPath DB along with the MyPath Core Flex or MyPath Value optional living benefit riders.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the Separate Account annual expenses before Annuity Payments commence. The Example is shown using both the least expensive Portfolio (Minimum Fund Expenses) and the most expensive Portfolio (Maximum Fund Expenses) before any reimbursements, with the most expensive contract design over the time period:

  .  Base + MyPath DB -- Joint + MyPath Core Flex -- Joint

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                       IF YOU SURRENDER OR ANNUITIZE YOUR CONTRACT AT THE
                                                       END OF THE APPLICABLE TIME PERIOD
                                                       --------------------------------------------------
MULTIOPTION ADVANTAGE                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
---------------------                                  ------      -------      -------      --------
MAXIMUM FUND EXPENSES
Base + MyPath DB -- Joint + MyPath Core Flex -- Joint   $547       $1,670       $2,831        $5,880
MINIMUM FUND EXPENSES
Base + MyPath DB -- Joint + MyPath Core Flex -- Joint   $350       $1,087       $1,879        $4,099

NOTE: In the above example, the charge for MyPath Core Flex -- Joint assumes the maximum annual fee rate of 2.00% applies for each of the years. If your rider charge is not at the maximum annual fee rate, then your expenses would be less than those shown above.

Different fees and expenses not reflected in the examples above apply after annuity payments commence. Please see the section entitled "Contract Charges and Fees" for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

SEPARATE ACCOUNT ANNUAL EXPENSES AFTER ANNUITY PAYMENTS COMMENCE (as a percentage of average account value)

This section shows the fees and charges that apply to your Contract after Annuity Payments commence.

          SEPARATE ACCOUNT BASED CHARGES

          Mortality and Expense Risk Charge                 1.20%

          Administrative Charge                             0.15%

          Total Base Contract Separate Account Annual

          Expenses (No Optional Riders)                     1.35%

          Optional Separate Account Charges            Not Applicable

          OTHER CHARGES

          Optional Benefit Charges                     Not Applicable

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The complete financial statements of the Variable Annuity Account and Minnesota Life are included in the Statement of Additional Information.

THE PORTFOLIOS

Below is a list of the Portfolios, their investment adviser and/or investment sub-adviser, and investment objective. Prospectuses for the Portfolios contain more detailed information about each Portfolio, including discussion of the Portfolio's investment techniques and risks associated with its investments. No assurance can be given that a Portfolio will achieve its investment objective. YOU SHOULD CAREFULLY READ THESE PROSPECTUSES BEFORE INVESTING IN THE CONTRACT. Please contact us to receive a copy of the Portfolio prospectuses. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Portfolio prospectus.

                                                               INVESTMENT                            INVESTMENT
                    FUND NAME                                    ADVISER                              OBJECTIVE
                    ---------                                   ----------                            ----------
AB VARIABLE PRODUCTS SERIES FUND, INC.
Dynamic Asset Allocation Portfolio -- Class B      AllianceBernstein L.P.               The investment seeks to maximize
 Shares+                                                                                total return consistent with the
                                                                                        Adviser's determination of
                                                                                        reasonable risk.
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
 INSURANCE FUNDS)
Invesco V.I. American Value Fund -- Series II      Invesco Advisers, Inc.               To provide above-average total
 Shares                                                                                 return over a market cycle of three
                                                                                        to five years by investing in common
                                                                                        stocks and other equity securities.
Invesco V.I. Comstock Fund -- Series II Shares     Invesco Advisers, Inc.               Seeks capital growth and income
                                                                                        through investments in equity
                                                                                        securities, including common stocks,
                                                                                        preferred stocks and securities
                                                                                        convertible into common and
                                                                                        preferred stocks.
Invesco V.I. Equity and Income Fund -- Series II   Invesco Advisers, Inc.               The Fund's investment objectives
 Shares                                                                                 are both capital appreciation and
                                                                                        current income.
Invesco V.I. Small Cap Equity Fund -- Series II    Invesco Advisers, Inc.               The Fund's investment objective is
 Shares                                                                                 long-term growth of capital. The
                                                                                        investment objective of the Fund
                                                                                        may be changed by the Board of
                                                                                        Trustees (the Board) without
                                                                                        shareholder approval.
ALPS VARIABLE INVESTMENT TRUST (MORNINGSTAR)
Morningstar Aggressive Growth ETF Asset            ALPS Advisors, Inc.,                 Seeks to provide investors with
 Allocation Portfolio -- Class II Shares           SUB-ADVISER: Morningstar Investment  capital appreciation.
                                                   Management LLC
Morningstar Balanced ETF Asset Allocation          ALPS Advisors, Inc.,                 Seeks to provide investors with
 Portfolio -- Class II Shares                      SUB-ADVISER: Morningstar Investment  capital appreciation and some
                                                   Management LLC                       current income.
Morningstar Conservative ETF Asset Allocation      ALPS Advisors, Inc.,                 Seeks to provide investors with
 Portfolio -- Class II Shares                      SUB-ADVISER: Morningstar Investment  current income and preservation of
                                                   Management LLC                       capital.
Morningstar Growth ETF Asset Allocation            ALPS Advisors, Inc.,                 Seeks to provide investors with
 Portfolio -- Class II Shares                      SUB-ADVISER: Morningstar Investment  capital appreciation.
                                                   Management LLC
Morningstar Income and Growth ETF Asset            ALPS Advisors, Inc.,                 Seeks to provide investors with
 Allocation Portfolio Class II Shares              SUB-ADVISER: Morningstar Investment  current income and capital
                                                   Management LLC                       appreciation.
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
VP Inflation Protection Fund -- Class II Shares    American Century Investment          The Fund pursues long-term total
                                                   Management, Inc.                     return using a strategy that seeks to
                                                                                        protect against U.S. inflation.

                                                             INVESTMENT                           INVESTMENT
                    FUND NAME                                  ADVISER                            OBJECTIVE
                    ---------                                 ----------                          ----------
AMERICAN FUNDS INSURANCE SERIES(R)
Global Bond Fund/SM/ -- Class 2 Shares             Capital Research and Management  The Fund's investment objective is
                                                   Company                          to provide you, over the long term,
                                                                                    with a high level of total return
                                                                                    consistent with prudent investment
                                                                                    management.
Global Growth Fund/SM/ -- Class 2 Shares           Capital Research and Management  The Fund's investment objective is
                                                   Company                          to provide you with long-term
                                                                                    growth of capital.
Global Small Capitalization Fund/SM/ -- Class 2    Capital Research and Management  The Fund's investment objective is
 Shares                                            Company                          to provide you with long-term
                                                                                    growth of capital.
Growth Fund/SM/ -- Class 2 Shares                  Capital Research and Management  The Fund's investment objective is
                                                   Company                          to provide you with growth of
                                                                                    capital.
Growth-Income Fund/SM/ -- Class 2 Shares           Capital Research and Management  The Fund's investment objectives
                                                   Company                          are to achieve long-term growth of
                                                                                    capital and income.
International Fund/SM/ -- Class 2 Shares           Capital Research and Management  The Fund's investment objective is
                                                   Company                          to provide you with long-term
                                                                                    growth of capital.
New World Fund(R) -- Class 2 Shares                Capital Research and Management  The Fund's investment objective is
                                                   Company                          long-term capital appreciation.
U.S. Government/AAA-Rated Securities               Capital Research and Management  The Fund's investment objective is
 Fund/SM/ -- Class 2 Shares                        Company                          to provide a high level of current
                                                                                    income consistent with preservation
                                                                                    of capital.
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
Equity-Income Portfolio -- Service Class 2 Shares  Fidelity Management & Research   Seeks reasonable income. The Fund
                                                   Company (FMR) is the Fund's      will also consider the potential for
                                                   manager.                         capital appreciation. The Fund's goal
                                                   SUB-ADVISER: FMR Investment      is to achieve a yield which exceeds
                                                   Management (U.K.) Limited;       the composite yield on the securities
                                                   Fidelity Management & Research   comprising the Standard & Poor's
                                                   (Japan) Limited; Fidelity        500(SM) Index (S&P 500(R)).
                                                   Management & Research (HK) Ltd;
                                                   FMR Co., Inc. (FMRC)
Mid Cap Portfolio -- Service Class 2 Shares        Fidelity Management & Research   Seeks long-term growth of capital.
                                                   Company (FMR) is the Fund's
                                                   manager.
                                                   SUB-ADVISER: (FMR Investment
                                                   Management (U.K.) Limited;
                                                   Fidelity Management & Research
                                                   (Japan) Limited; Fidelity
                                                   Management & Research (HK) Ltd;
                                                   FMR Co., Inc. (FMRC)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST
Franklin Small Cap Value VIP Fund -- Class 2       Franklin Advisory Services, LLC  Seeks long-term total return. Under
 Shares                                                                             normal market conditions, the fund
                                                                                    invests at least 80% of its net assets
                                                                                    in investments of small
                                                                                    capitalization companies.

                                                             INVESTMENT                           INVESTMENT
                    FUND NAME                                  ADVISER                            OBJECTIVE
                    ---------                                 ----------                          ----------
Templeton Developing Markets VIP Fund -- Class 2   Templeton Asset Management Ltd.  Seeks long-term capital appreciation.
 Shares                                                                             Under normal market conditions,
                                                                                    the fund invests at least 80% of its
                                                                                    net assets in emerging markets
                                                                                    investments.
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs VIT Global Trends Allocation Fund    Goldman Sachs Asset Management,  Seeks total return while seeking to
 -- Service Shares                                 L.P.                             provide volatility management.
Goldman Sachs VIT High Quality Floating Rate       Goldman Sachs Asset Management,  Seeks to provide a high level of
 Fund -- Service Shares                            L.P.                             current income, consistent with low
                                                                                    volatility of principal.
IVY VARIABLE INSURANCE PORTFOLIOS
Ivy VIP Asset Strategy                             Ivy Investment Management        Seeks to provide total return.
                                                   Company (IICO)
Ivy VIP Balanced                                   Ivy Investment Management        Seeks to provide total return through
                                                   Company (IICO)                   a combination of capital appreciation
                                                                                    and current income.
Ivy VIP Core Equity                                Ivy Investment Management        Seeks to provide capital growth and
                                                   Company (IICO)                   appreciation.
Ivy VIP Global Growth                              Ivy Investment Management        Seeks to provide growth of capital.
                                                   Company (IICO)
Ivy VIP Global Natural Resources                   Ivy Investment Management        Seeks to provide capital growth and
                                                   Company (IICO)                   appreciation.
Ivy Funds VIP High Income                          Ivy Investment Management        Seeks to provide total return through
                                                   Company (IICO)                   a combination of high current
                                                                                    income and capital appreciation.
Ivy VIP International Core Equity                  Ivy Investment Management        Seeks to provide capital growth and
                                                   Company (IICO)                   appreciation.
Ivy VIP Micro Cap Growth                           Ivy Investment Management        Seeks to provide growth of capital.
                                                   Company (IICO)
Ivy VIP Mid Cap Growth                             Ivy Investment Management        Seeks to provide growth of capital.
                                                   Company (IICO)
Ivy VIP Science and Technology                     Ivy Investment Management        Seeks to provide growth of capital.
                                                   Company (IICO)
Ivy VIP Small Cap Value                            Ivy Investment Management        Seeks to provide capital appreciation.
                                                   Company (IICO)
Ivy VIP Value                                      Ivy Investment Management        Seeks to provide capital appreciation.
                                                   Company (IICO)
Ivy VIP Pathfinder                                 Ivy Investment Management        Seeks to provide growth of capital,
 Moderately Aggressive -- Managed Volatility+      Company (IICO )                  but also to seek income consistent
                                                   SUB-ADVISER: Advantus Capital    with a moderately aggressive level of
                                                   Management, Inc.                 risk as compared to the other Ivy
                                                                                    VIP Pathfinder Managed Volatility
                                                                                    Portfolios, while seeking to manage
                                                                                    volatility of investment return.
Ivy VIP Pathfinder                                 Ivy Investment Management        Seeks to provide total return
Moderate -- Managed Volatility+                    Company (IICO)                   consistent with a moderate level of
                                                   SUB-ADVISER: Advantus Capital    risk as compared to the other Ivy
                                                   Management, Inc.                 VIP Pathfinder Managed Volatility
                                                                                    Portfolios, while seeking to manage
                                                                                    volatility of investment return.

                                                              INVESTMENT                            INVESTMENT
                    FUND NAME                                   ADVISER                             OBJECTIVE
                    ---------                                  ----------                           ----------
Ivy VIP Pathfinder Moderately Conservative --      Ivy Investment Management          Seeks to provide total return
 Managed Volatility+                               Company (IICO)                     consistent with a moderately
                                                   SUB-ADVISER: Advantus Capital      conservative level of risk as
                                                   Management, Inc.                   compared to the other Ivy VIP
                                                                                      Pathfinder Managed Volatility
                                                                                      Portfolios, while seeking to manage
                                                                                      volatility of investment return.
JANUS ASPEN SERIES
Balanced Portfolio -- Service Shares               Janus Capital Management LLC       Seeks long-term capital growth,
                                                                                      consistent with preservation of
                                                                                      capital and balanced by current
                                                                                      income.
Flexible Bond Portfolio -- Service Shares          Janus Capital Management LLC       Seeks to obtain maximum total
                                                                                      return, consistent with preservation
                                                                                      of capital.
Forty Portfolio -- Service Shares                  Janus Capital Management LLC       Seeks long-term growth of capital.
Overseas Portfolio -- Service Shares               Janus Capital Management LLC       Seeks long-term growth of capital.
Perkins Mid Cap Value Portfolio -- Service Shares  Janus Capital Management LLC       Seeks capital appreciation.
                                                   SUB-ADVISER: Perkins Investment
                                                   Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Small Cap Growth Portfolio    Legg Mason Partners Fund Advisor,  Seeks long-term growth of capital.
 -- Class II Shares                                LLC
                                                   SUB-ADVISER: ClearBridge
                                                   Investments, LLC
MFS(R) VARIABLE INSURANCE TRUST II
MFS(R) International Value Portfolio -- Service    Massachusetts Financial Services   Seeks capital appreciation.
 Class                                             Company
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT Socially Responsive           Neuberger Berman Investment        Seeks long-term growth of capital by
 Portfolio -- S Class Shares                       Advisers LLC                       investing primarily in securities of
                                                                                      companies that meet the Fund's
                                                                                      financial criteria and social policy.
NORTHERN LIGHTS VARIABLE TRUST (TOPS)
TOPS(R) Managed Risk Balanced ETF Portfolio --     ValMark Advisers, Inc.             Seeks to provide income and capital
 Class 2 Shares+                                   SUB-ADVISER: Milliman, Inc.        appreciation with less volatility than
                                                                                      the fixed income and equity markets
                                                                                      as a whole.
TOPS(R) Managed Risk Flex ETF Portfolio+           ValMark Advisers, Inc.             Seeks to provide income and capital
                                                   SUB-ADVISER: Milliman, Inc.        appreciation with less volatility than
                                                                                      the fixed income and equity markets
                                                                                      as a whole.
TOPS(R) Managed Risk Growth ETF Portfolio --       ValMark Advisers, Inc.             Seeks capital appreciation with less
 Class 2 Shares+                                   SUB-ADVISER: Milliman, Inc.        volatility than the equity markets as
                                                                                      a whole.

                                                              INVESTMENT                           INVESTMENT
                    FUND NAME                                   ADVISER                             OBJECTIVE
                    ---------                                  ----------                           ----------
TOPS(R) Managed Risk Moderate Growth ETF           ValMark Advisers, Inc.             Seeks capital appreciation with less
 Portfolio -- Class 2 Shares+                      SUB-ADVISER: Milliman, Inc.        volatility than the equity markets as
                                                                                      a whole.
OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer International Growth Fund/VA --        OFI Global Asset Management, Inc.  Seeks capital appreciation by
 Service Shares                                    Sub-Adviser: OppenheimerFunds,     investing under normal
                                                   Inc.                               circumstances, at least 65% of its
                                                                                      total assets in equity securities of
                                                                                      issuers that are domiciled or that
                                                                                      have primary operations in at least
                                                                                      three different countries outside the
                                                                                      United States and may invest 100%
                                                                                      of its total assets in foreign
                                                                                      countries.
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT Global Diversified Allocation            Pacific Investment Management      Seeks to maximize risk-adjusted total
 Portfolio -- Advisor Class Shares+                Company LLC ("PIMCO")              return relative to a blend of 60%
                                                                                      MSCI World Index 40% Barclays
                                                                                      U.S. Aggregate Index.
PIMCO VIT Low Duration Portfolio -- Advisor Class  Pacific Investment Management      Seeks maximum total return,
 Shares                                            Company LLC ("PIMCO")              consistent with preservation of
                                                                                      capital and prudent investment
                                                                                      management.
PIMCO VIT Total Return Portfolio -- Advisor Class  Pacific Investment Management      Seeks maximum total return,
 Shares                                            Company LLC ("PIMCO")              consistent with preservation of
                                                                                      capital and prudent investment
                                                                                      management.
PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund -- Class IB       Putnam Investment Management,      Seeks capital growth and current
 Shares                                            LLC                                income.
Putnam VT Voyager Fund -- Class IB Shares          Putnam Investment Management,      Seeks capital appreciation.
 (merging into Putnam VT Growth Opportunities      LLC
 on/about November 21, 2016)
SECURIAN FUNDS TRUST
SFT Advantus Bond Fund -- Class 2 Shares           Advantus Capital Management, Inc.  Seeks as high a level of a long-term total rate of return as is consistent
                                                                                      with prudent investment risk. The
                                                                                      Portfolio also seeks preservation of
                                                                                      capital as a secondary objective.
SFT Advantus Dynamic Managed Volatility Fund+      Advantus Capital Management, Inc.  Seeks to maximize risk-adjusted total return relative to its blended
                                                                                      benchmark index comprised of 60%
                                                                                      S&P 500 Index and 40% Barclays
                                                                                      U.S. Aggregate Bond Index (the
                                                                                      Benchmark Index).
SFT Advantus Government Money Market Fund*         Advantus Capital Management, Inc.  Seeks maximum current income to the extent consistent with liquidity
                                                                                      and the preservation of capital.

                                                                INVESTMENT                            INVESTMENT
                    FUND NAME                                    ADVISER                               OBJECTIVE
                    ---------                                   ----------                             ----------
SFT Advantus Index 400 Mid-Cap Fund -- Class 2     Advantus Capital Management, Inc.     Seeks investment results generally
 Shares                                                                                  corresponding to the aggregate price
                                                                                         and dividend performance of the
                                                                                         publicly traded common stocks that
                                                                                         comprise the Standard & Poor's 400
                                                                                         MidCap Index (the S&P 400).
SFT Advantus Index 500 Fund -- Class 2 Shares      Advantus Capital Management, Inc.     Seeks investment results that
                                                                                         correspond generally to the price and
                                                                                         yield performance of the common
                                                                                         stocks included in the Standard &
                                                                                         Poor's 500 Composite Stock Price
                                                                                         Index (the S&P 500).
SFT Advantus International Bond Fund -- Class 2    Advantus Capital Management, Inc.     Seeks to maximize current income,
 Shares                                            SUB-ADVISER: Franklin Advisers, Inc.  consistent with the protection of principal.
SFT Advantus Managed Volatility Equity Fund+       Advantus Capital Management, Inc.     Seeks to maximize risk-adjusted total
                                                                                         return relative to its blended
                                                                                         benchmark index, comprised of 60%
                                                                                         S&P 500 Low Volatility Index, 20%
                                                                                         S&P BMI International Developed
                                                                                         Low Volatility Index and 20%
                                                                                         Barclays U.S. 3 month Treasury
                                                                                         Bellwether Index (the Benchmark
                                                                                         Index).
SFT Advantus Mortgage Securities Fund -- Class 2   Advantus Capital Management, Inc.     Seeks a high level of current income
 Shares                                                                                  consistent with prudent investment
                                                                                         risk.
SFT Advantus Real Estate Securities Fund -- Class  Advantus Capital Management, Inc.     Seeks above average income and
 2 Shares                                                                                long-term growth of capital.
SFT Ivy/SM/ Growth Fund                            Advantus Capital Management, Inc.     Seeks to provide growth of capital.
                                                   SUB-ADVISER: Waddell & Reed
                                                   Investment Management Company
SFT Ivy/SM/ Small Cap Growth Fund                  Advantus Capital Management Inc.      Seeks to provide growth of capital.
                                                   SUB-ADVISER: Waddell & Reed
                                                   Investment Management Company
SFT Pyramis(R) Core Equity Fund -- Class 2 Shares  Advantus Capital Management, Inc.     Seeks long-term capital appreciation.
                                                   SUB-ADVISER: Fidelity Institutional
                                                   Asset Management
SFT T. Rowe Price Value Fund                       Advantus Capital Management, Inc.     Seeks to provide long-term capital
                                                   SUB-ADVISER: T. Rowe Price            appreciation by investing in common
                                                   Associates, Inc.                      stocks believed to be undervalued.
                                                                                         Income is a secondary objective.
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Morgan Stanley UIF Emerging Markets Equity         Morgan Stanley Investment             Seeks long-term capital appreciation
 Portfolio -- Class II Shares                      Management Inc.                       by investing primarily in growth-
                                                                                         oriented equity securities of issuers
                                                                                         in emerging market countries.

* Although the SFT Advantus Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Advantus Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Advantus Government Money Market Fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the SFT Advantus Government Money Market Fund at any time. In addition, because of expenses incurred by Sub-Accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the Sub-Account that invests in the SFT Advantus Government Money Market Fund may become extremely low and possibly negative.
+ This Fund employs a Managed Volatility Strategy.

DESCRIPTION OF THE CONTRACT

Your Contract may be used in connection with certain employer sponsored retirement plans or individual retirement annuities adopted by, or on behalf of individuals. It may also be purchased by individuals not as a part of any employer sponsored retirement plan or individual retirement annuities. The Contract provides for a Variable Annuity or a Fixed Annuity to begin at some future date.

You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the Contract to you. We currently require each Owner and Annuitant to be 85 years old or less at the time the Contract is issued. In some states you may be able to purchase the Contract through an automated electronic transmission process. Ask your representative about availability and details.

OWNERSHIP, ANNUITANTS, AND BENEFICIARIES

OWNER
You, as the Owner, have all the rights under the Contract, both before and after the Annuity Commencement Date. The Owner is designated on the Contract Date. You may change the Owner at any time, but the new Owner must meet our issue requirements in effect on the date we receive your written request to change the Owner. If the Owner, who is not also the Annuitant, dies on or after the Annuity Commencement Date, the beneficiary will become the new Owner.

Qualified Contracts can only have one Owner. Non-Qualified Contracts can be owned by up to two natural Owners. If a contract has joint Owners, the joint Owners have equal ownership rights and both must authorize any exercising of those ownership rights unless otherwise permitted by us.

ANNUITANT

The natural person(s) named as Annuitant upon whose life Annuity Payment benefits will be determined under the Contract. The Annuitant's life may also be used to determine the value of death benefits and to determine the Maturity Date. You can change the Annuitant on an individually owned non-qualified contract at any time before the Annuity Commencement Date, but you cannot change the Annuitant if the Owner is a not a natural person, such as a trust, corporation or similar entity. If the Annuitant is not the Owner and dies prior to the Annuity Commencement Date, the Owner may name a new Annuitant if the Owner is a natural person. If a new Annuitant is not named, the youngest Owner will become the Annuitant. If the Owner is not a natural person and the Annuitant dies prior to the Annuity Commencement Date, the death will be treated as the death of the Owner, as further described in the section of this Prospectus entitled "Death Benefits".

You may name a joint Annuitant, whose life, together with the Annuitant's, Annuity Payment benefits will be determined under the Contract.

Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it. For more information, please see the Section of this Prospectus entitled 'Death Benefits'. You should consult your financial advisor for assistance in designating and changing Owners and Annuitants.

BENEFICIARY

The person, persons or entity designated by you to receive any death benefit proceeds payable on the death of any Owner prior to the Annuity Commencement Date; or to receive any remaining Annuity Payments payable on the death of the Annuitant after the Annuity Commencement Date. The beneficiary will be the first person on the following list who is alive on the date of death: a surviving Owner (if any), the primary (class 1) beneficiary, the secondary (class 2) beneficiary or, if none of the above is alive, your estate.

If the Owner dies on or after the Annuity Commencement Date, the Beneficiary will become the new Owner.

RIGHT OF CANCELLATION OR "FREE LOOK"

You should read your Contract carefully as soon as you receive it. You may cancel your Contract within twenty days after its delivery, for any reason, by giving us written notice at: Annuity Services P.O. Box 64628 St. Paul, MN 55164-0628. If you cancel and return your Contract during the "free look period", we will refund to you the amount of your Contract Value plus any premium tax charges that may have been deducted, or such other amount as required by your state. Purchase Payments will be invested in accordance with your allocation instructions during the free look period. You may bear the investment risk for your Purchase Payments during this period.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your Contract for complete details regarding your right to cancel.

1035 EXCHANGES OR REPLACEMENTS

If you are considering the purchase of this Contract with the proceeds of another annuity or life insurance contract, also referred to as a "Section 1035 Exchange" or "Replacement", it may or may not be advantageous to replace your existing Contract with this Contract. You should compare both contracts carefully. You may have to pay surrender charges on your old Contract. In addition, the charges for this Contract may be higher (or lower) and the benefits or investment options may be different from your old Contract. You should not exchange another Contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest. For additional information regarding the tax impact in Section 1035 Exchanges, see "Federal Tax Status -- Section 1035 Exchanges."

PURCHASE PAYMENTS

You choose when to make Purchase Payments. Your initial Purchase Payment for both Qualified and Non-Qualified Contracts must be at least equal to $10,000 and must be in U.S. dollars. We will allocate Purchase Payments on the basis of Accumulation Unit Values next determined after receipt of your request at our home office. In order to receive the current day pricing, Purchase Payments must be received by 3:00 p.m. (Central Time). For additional information on Purchase Payment pricing and valuation, please refer to the "Purchase Payments and Value of the Contract" section of the prospectus.

We may reduce the initial Purchase Payment requirement if you purchase this Contract through a 1035 exchange or qualified retirement plan direct transfer from a contract issued by another carrier and at the time of application the value of the other contract(s) meets or exceeds the applicable minimum initial Purchase Payment for this Contract, but prior to receipt by us of the proceeds from the other contract(s), the value drops below the minimum initial Purchase Payment requirement due to market conditions.

You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to employer sponsored retirement plans or Qualified Contracts. Be sure to review your employer sponsored retirement plan or your Qualified Contract's contribution rules, applicable to your situation.

We will return your initial payment or any subsequent payment within five business days if: (1) your application or instructions fail to specify which Portfolios you desire, or are otherwise incomplete, or (2) you do not consent to our retention of your payment until the application or instructions are made complete and in "good order."

Purchase Payments subsequent to your initial payment must be at least $500 regardless of whether it is a Qualified or Non-Qualified Contract. Total Purchase Payments may not exceed $1,000,000 for the benefit of the same Owner or Annuitant except with our consent. For purposes of this limitation, we may aggregate other Minnesota Life annuity contracts with this one. If you elect an optional death benefit rider or optional living benefit rider, there may be additional restrictions on Purchase Payments. See the sections entitled "Death Benefits -- Optional Death Benefit Riders" and "Optional Living Benefit Riders" for details.

In addition, we reserve the right to refuse to accept additional Purchase Payments at any time on or after the Contract Date for any reason. We reserve the right to refuse an individual Purchase Payment if appropriate under our policies related to anti-money laundering or stranger owned contracts. Upon advance written notice, we may also exercise our rights under the Contract or optional riders to limit or discontinue acceptance of all future Purchase Payments. This means that if we exercise these rights, you will not be able to make additional Purchase Payments and therefore will no longer be able to increase your Contract Value through additional Purchase Payments to the Contract. Any guaranteed or optional benefits you may have elected and which are determined by the amount of Purchase Payments will also no longer be able to be increased through any additional Purchase Payments to the Contract. You should consider these Purchase Payment limitations, and all other limitations in this Contract, and how they may impact your long-term investment plans, especially if you intend on making additional Purchase Payments over a long period of time.

If we exercise these rights, there will be no impact to Purchase Payments received prior to the effective date of the limitation or to benefits already accrued in the Contract and/or optional riders. We will apply these limitations in a non-discriminatory manner.

If your Contract was issued in the State of Florida, future Purchase Payments may not be limited beyond the minimum and maximum Purchase Payments stated in the Contract or optional rider.

AUTOMATIC PURCHASE PLAN

If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent Purchase Payment amount is reduced to $100. You may elect Purchase Payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day. If the date you selected falls on a date that is not a Valuation Date, for example because it's a holiday or weekend, the transaction will be processed on the next Valuation Date. An APP is not available if the Contract is a Simplified Employee Pension (SEP) IRA.

PURCHASE PAYMENT ALLOCATION OPTIONS

Your Purchase Payments may be allocated to a Portfolio of the Variable Annuity Account or to the DCA Fixed Account. The investment performance of the underlying Portfolios has an impact on your Accumulation Unit Value and the Contract Value of your Contract. You bear the entire investment risk for amounts allocated to the Portfolios of the Variable Annuity Account. There is no minimum amount which must be allocated to any of the allocation options. You may only allocate your Purchase Payments or Contract Value to the Fixed Account after you have elected to begin Fixed Annuity Payments.

FOCUSED PORTFOLIO STRATEGIES OR MODELS

Minnesota Life makes available to Owners at no additional charge five diversified model portfolios called "Focused Portfolio Strategies or Models" ("Model Portfolios") that range from conservative to aggressive in investment style. These Model Portfolios are intended to provide a diversified investment portfolio by combining different asset classes. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market. Owners are not required to select the Model Portfolios.

Securian Financial Services, Inc. ("Securian Financial"), a broker-dealer and registered investment adviser, determined the composition of the Model Portfolios. Securian Financial is an affiliate of Minnesota Life and the principal underwriter of the Contract. THERE IS NO INVESTMENT ADVISORY RELATIONSHIP BETWEEN SECURIAN FINANCIAL AND CONTRACT OWNERS. YOU SHOULD NOT RELY ON THE MODEL PORTFOLIOS AS PROVIDING INDIVIDUALIZED INVESTMENT RECOMMENDATIONS TO YOU. In the future, Minnesota Life may modify or discontinue its arrangement with Securian Financial, in which case Minnesota Life may contract with another firm to provide similar asset allocation models, may provide its own asset allocation models, or may choose not to make any models available.

The following is a brief description of the five Model Portfolios currently available. They are more fully described in a separate brochure. Your sales representative can provide additional information about the Model Portfolios. Please talk to him or her if you have additional questions about these Model Portfolios.

AGGRESSIVE GROWTH PORTFOLIO

The Aggressive Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 100% in equity investments. The largest of the asset class target allocations are in U.S. large cap value, international large cap equity, and U.S. large cap growth.

GROWTH PORTFOLIO

The Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 80% in equity and 20% in fixed income investments. The largest of the asset class target allocations are in U.S. large cap value, international large cap equity, U.S. large cap growth, and fixed income.

CONSERVATIVE GROWTH PORTFOLIO

The Conservative Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 60% in equity and 40% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value, international large cap equity, and U.S. large cap growth.

INCOME AND GROWTH PORTFOLIO

The Income and Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 40% in equity and 60% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value, international large cap equity, and U.S. large cap growth.

INCOME PORTFOLIO

The Income portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 20% in equity and 80% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value and U.S. large cap growth.

The target asset allocations of these Model Portfolios may vary from time to time in response to market conditions and changes in the holdings of the Funds in the underlying Portfolios. However, this is considered a "static" allocation model. When you elect one of the Model Portfolios we do not automatically change your allocations among the Sub-Accounts if the Model Portfolio's allocation is changed. You must instruct us to change the allocation.

CUSTOMCHOICE ALLOCATION OPTION

In conjunction with certain living benefit riders you may have the option of participating in the CustomChoice Allocation Option. Currently, this option is only available if you have MyPath Core Flex, MyPath Value, or SureTrack Plus 90 optional living benefit riders. This option is an asset allocation approach that is intended to offer you a variety of investment options while also allowing us to limit some of the risk that we take when offering living benefit riders. IN PROVIDING THIS ALLOCATION OPTION, MINNESOTA LIFE IS NOT PROVIDING INVESTMENT ADVICE OR MANAGING THE ALLOCATIONS UNDER YOUR CONTRACT. THIS IS NOT AN INVESTMENT ADVISORY ACCOUNT. IF YOU PARTICIPATE IN THIS OPTION YOU HAVE SOLE AUTHORITY TO MAKE INVESTMENT ALLOCATION DECISIONS WITHIN THE DEFINED LIMITATIONS. If you choose to participate in this option you must allocate 100% of your Contract Value within the limitations set forth below.

You may transfer your Contract Value among the Fund options within a group or among Funds in different groups provided that after the transfer your allocation meets the limitations below. Transfers between Funds within the CustomChoice Allocation Option will be validated against the limitations based on Contract Values as of the Valuation Date preceding the transfer. We will reject any allocation instructions that do not comply with the limitations. Please note that Fund options within a particular group may change. For further information on Fund changes, please refer to the "Possible Changes" section found later in the Prospectus.

If we receive an instruction that will result in an allocation that does not comply with the allocation limitations, we will notify you either through your financial representative or directly via phone or email.

In selecting an allocation option, you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. ASSET ALLOCATION DOES NOT ENSURE A PROFIT OR PROTECT AGAINST A LOSS IN A DECLINING MARKET.

To participate in the CustomChoice Allocation Option you must allocate 100% of your Contract Value to Groups A, B, C, D, and E, according to the following limitations:

    Group A -- a MINIMUM of 30% and MAXIMUM of 60% of your total allocation, but no more than 30% of your total allocation may be allocated to any single Fund in Group A

    Group B -- a MINIMUM of 40% and MAXIMUM of 70% of your total allocation

    Group C -- a MAXIMUM of 30% of your total allocation

    Group D -- a MAXIMUM of 10% of your total allocation

    Group E -- a MAXIMUM of 5% of your total allocation

Please note -- the above percentage limitations require that you allocate a minimum of 30% of your Contract Value to Group A and a minimum of 40% of your Contract Value to Group B. You are not required to allocate anything to Groups C, D, or E.

GROUP A (30% - 60% - NO MORE THAN 30% IN ANY SINGLE FUND)

             -----------------------------------------------------
             AMERICAN CENTURY VARIABLE  PIMCO VARIABLE INSURANCE
             PORTFOLIOS II, INC.        TRUST
               .  VP Inflation            .  PIMCO VIT Low
                  Protection Fund --         Duration Portfolio
                  Class II Shares            -- Advisor Class
             AMERICAN FUNDS INSURANCE        Shares
             SERIES(R)                    .  PIMCO VIT Total
               .  U.S.                       Return Portfolio --
                  Government/AAA-Rated       Advisor Class Shares
                  Securities Fund/SM/   SECURIAN FUNDS TRUST
                  -- Class 2 Shares       .  SFT Advantus Bond
             GOLDMAN SACHS VARIABLE          Fund -- Class 2
             INSURANCE TRUST                 Shares
               .  Goldman Sachs VIT       .  SFT Advantus
                  High Quality               Government Money
                  Floating Rate Fund         Market Fund
                  -- Service Shares       .  SFT Advantus
             JANUS ASPEN SERIES              Mortgage Securities
               .  Flexible Bond              Fund -- Class 2
                  Portfolio -- Service       Shares
                  Shares
             -----------------------------------------------------

GROUP B (40% - 70%)

             -----------------------------------------------------
             AB VARIABLE PRODUCTS         .  Tops(R) Managed Risk
             SERIES FUND, INC.               Flex ETF Portfolio
               .  Dynamic Asset           .  TOPS(R) Managed Risk
                  Allocation Portfolio       Growth ETF Portfolio
                  -- Class B Shares          -- Class 2 Shares
             GOLDMAN SACHS VARIABLE       .  TOPS(R) Managed Risk
             INSURANCE TRUST                 Moderate Growth ETF
               .  Goldman Sachs VIT          Portfolio -- Class 2
                  Global Trends              Shares
                  Allocation Fund --    PIMCO VARIABLE INSURANCE
                  Service Shares        TRUST
             IVY VARIABLE INSURANCE       .  PIMCO VIT Global
             PORTFOLIOS                      Diversified
               .  Ivy VIP Pathfinder         Allocation Portfolio
                  Moderately                 -- Advisor Class
                  Aggressive --              Shares
                  Managed Volatility    SECURIAN FUNDS TRUST
               .  Ivy VIP Pathfinder      .  SFT Advantus Dynamic
                  Moderate -- Managed        Managed Volatility
                  Volatility                 Fund
               .  Ivy VIP Pathfinder      .  SFT Advantus Managed
                  Moderately                 Volatility Equity
                  Conservative --            Fund
                  Managed Volatility
             NORTHERN LIGHTS VARIABLE
             TRUST
               .  TOPS(R) Managed Risk
                  Balanced ETF
                  Portfolio -- Class 2
                  Shares
             -----------------------------------------------------

GROUP C (UP TO 30%)

             -----------------------------------------------------
             AIM VARIABLE INSURANCE     IVY VARIABLE INSURANCE
             FUNDS (INVESCO VARIABLE    PORTFOLIOS
             INSURANCE FUNDS)             .  Ivy VIP Asset
               .  Invesco V.I.               Strategy
                  Comstock Fund --        .  Ivy VIP Balanced
                  Series II Shares        .  Ivy VIP Core Equity
               .  Invesco V.I. Equity     .  Ivy VIP Value
                  and Income Fund --    JANUS ASPEN SERIES
                  Series II Shares        .  Balanced Portfolio
             ALPS VARIABLE INVESTMENT        -- Service Shares
             TRUST (MORNINGSTAR)          .  Perkins Mid Cap
               .  Morningstar                Value Portfolio --
                  Aggressive Growth          Service Shares
                  ETF Asset Allocation  NEUBERGER BERMAN ADVISERS
                  Portfolio -- Class    MANAGEMENT TRUST
                  II Shares               .  Neuberger Berman AMT
               .  Morningstar Balanced       Socially Responsive
                  ETF Asset Allocation       Portfolio -- S Class
                  Portfolio -- Class    PUTNAM VARIABLE TRUST
                  II Shares               .  Putnam VT Growth and
               .  Morningstar                Income Fund -- Class
                  Conservative ETF           IB Shares
                  Asset Allocation      SECURIAN FUNDS TRUST
                  Portfolio -- Class      .  SFT Advantus Index
                  II Shares                  500 Fund -- Class 2
               .  Morningstar Growth         Shares
                  ETF Asset Allocation    .  SFT Ivy/SM/ Growth
                  Portfolio -- Class         Fund
                  II Shares               .  SFT Pyramis(R) Core
               .  Morningstar Income         Equity Fund -- Class
                  and Growth ETF Asset       2 Shares
                  Allocation Portfolio    .  SFT T. Rowe Price
                  -- Class II Shares         Value Fund
             AMERICAN FUNDS INSURANCE
             SERIES(R)
               .  Growth Fund/SM/ --
                  Class 2 Shares
               .  Growth-Income
                  Fund/SM/ -- Class 2
                  Shares
             FIDELITY(R) VARIABLE
             INSURANCE PRODUCTS FUNDS
               .  Fidelity VIP
                  Equity-Income
                  Portfolio -- Service
                  Class 2 Shares
             -----------------------------------------------------

GROUP D (UP TO 10%)

             -----------------------------------------------------
             AIM VARIABLE INSURANCE     LEGG MASON PARTNERS
             FUNDS (INVESCO VARIABLE    VARIABLE EQUITY TRUST
             INSURANCE FUNDS)             .  ClearBridge Variable
               .  Invesco V.I.               Small Cap Growth
                  American Value Fund        Portfolio -- Class
                  -- Series II Shares        II Shares
               .  Invesco V.I. Small    MFS(R) VARIABLE INSURANCE
                  Cap Equity Fund --    TRUST II
                  Series II Shares        .  MFS(R)/
             AMERICAN FUNDS INSURANCE        /International Value
             SERIES(R)                       Portfolio -- Service
               .  Global Bond Fund/SM/       Shares
                  -- Class 2 Shares     OPPENHEIMER VARIABLE
               .  Global Growth         ACCOUNT FUNDS
                  Fund/SM/ -- Class 2     .  Oppenheimer
                  Shares                     International Growth
               .  International              Fund/VA -- Service
                  Fund/SM/ -- Class 2        Shares
                  Shares                PUTNAM VARIABLE TRUST
             FIDELITY(R) VARIABLE         .  Putnam VT Voyager
             INSURANCE PRODUCTS FUNDS        Fund -- Class IB
               .  Mid Cap Portfolio --       Shares (merging into
                  Service Class 2            Putnam VT Growth
                  Shares                     Opportunities
             IVY VARIABLE INSURANCE          on/about November
             PORTFOLIOS                      21, 2016)
               .  Ivy VIP Global Growth SECURIAN FUNDS TRUST
               .  Ivy VIP                 .  SFT Advantus Index
                  International Core         400 Mid Cap Fund --
                  Equity                     Class 2 Shares
               .  Ivy VIP Mid Cap         .  SFT Advantus
                  Growth                     International Bond
               .  Ivy VIP Small Cap          Fund -- Class 2
                  Value                      Shares
             JANUS ASPEN SERIES           .  SFT Ivy/SM/ Small
               .  Forty Portfolio --         Cap Growth Fund
                  Service Shares
             -----------------------------------------------------

GROUP E (UP TO 5%)

             -----------------------------------------------------
             AMERICAN FUNDS INSURANCE     .  Ivy VIP High Income
             SERIES(R)                    .  Ivy VIP Micro Cap
               .  Global Small               Growth
                  Capitalization          .  Ivy VIP Science and
                  Fund/SM/ -- Class 2        Technology
                  Shares                JANUS ASPEN SERIES
               .  New World Fund(R) --    .  Overseas Portfolio
                  Class 2 Shares             -- Service Shares
             FRANKLIN TEMPLETON         SECURIAN FUNDS TRUST
             VARIABLE INSURANCE           .  SFT Advantus Real
             PRODUCTS TRUST                  Estate Securities
               .  Franklin Small Cap         Fund -- Class 2
                  Value VIP Fund --          Shares
                  Class 2 Shares        THE UNIVERSAL
               .  Templeton Developing  INSTITUTIONAL FUNDS, INC.
                  Markets VIP Fund --     .  Morgan Stanley UIF
                  Class 2 Shares             Emerging Markets
             IVY VARIABLE INSURANCE          Equity Portfolio --
             PORTFOLIOS                      Class II Shares
               .  Ivy VIP Global
                  Natural Resources
             -----------------------------------------------------

REBALANCING

If you elect to use the CustomChoice Allocation Option, your Contract Value will automatically be rebalanced each quarter. When we rebalance your Contract Value we will transfer amounts between Sub-Accounts so that the allocations when the rebalancing is complete are the same as the most recent allocation instructions we received from you. The rebalancing will occur on the same day of the month as the Contract Date. If the Contract Date is after the 25th of the month, rebalancing will occur on the first business day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. REBALANCING DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

POSSIBLE CHANGES

We reserve the right to add, remove, or change the groups, the Funds within each group, or the percentage limitations for each group. This would include changes as a result of Fund liquidations, mergers, closings and similar transactions. Minnesota Life typically has no control with respect to these types of Fund transactions. We will notify you of any such change.

If there is a change, you will not need to change your then-current allocation instructions. However, the next time you make a Purchase Payment, reallocation request or transfer request, we will require that your allocation instructions comply with the limitations in effect at the time of the Purchase Payment, reallocation request or transfer request. We are currently waiving this requirement with respect to additional Purchase Payments to the Contract. If an Owner makes an allocation change request to a group or Fund that is no longer available, the Owner will be obligated to provide a new allocation instruction to a group or Fund available at the time of the request. Until your next Purchase Payment, transfer request or reallocation request, quarterly rebalancing will continue to be based on the most recent allocation instructions we received from you.

TERMINATION

To terminate participation in the CustomChoice Allocation Option you must allocate your entire Contract Value to another allocation plan approved for use with the rider you have elected.

SIMPLECHOICE ASSET ALLOCATION PORTFOLIOS

If you elect MyPath Core Flex, MyPath Value, or SureTrack Plus 90 optional living benefit riders, you may elect to use asset allocation options called SimpleChoice Asset Allocation Portfolios. The SimpleChoice Asset Allocation Portfolios are designed to provide a simple, alternative method of meeting the Fund and allocation percentage requirements and limitations of the CustomChoice Allocation Option. The requirements and limitations of the CustomChoice Allocation Option are previously described in the section of this Prospectus entitled "Description of the Contract -- CustomChoice Allocation Option." Like the CustomChoice Allocation Option, the SimpleChoice Asset Allocation Portfolios allow us to help reduce the risks we take in offering MyPath Core Flex, MyPath Value and SureTrack Plus 90.

Securian Financial Services, Inc. ("Securian Financial"), a broker-dealer and registered investment adviser, determined the composition of the SimpleChoice Asset Allocation Portfolios. Securian Financial is an affiliate of Minnesota Life and the principal underwriter of the Contract. THERE IS NO INVESTMENT ADVISORY RELATIONSHIP BETWEEN SECURIAN FINANCIAL AND CONTRACT OWNERS. YOU SHOULD NOT RELY ON THE SIMPLECHOICE ASSET ALLOCATION PORTFOLIOS AS PROVIDING INDIVIDUALIZED INVESTMENT RECOMMENDATIONS TO YOU. In the future, Minnesota Life may modify or discontinue its arrangement with Securian Financial, in which case Minnesota Life may contract with another firm to provide similar asset allocation portfolios, may provide its own asset allocation portfolios, or may choose not to make any portfolios available.

The SimpleChoice Asset Allocation Portfolios are intended to provide a diversified investment portfolio by combining different asset classes. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market. There is no additional charge to elect a SimpleChoice Asset Allocation Portfolio.

The following is a brief description of the two SimpleChoice Asset Allocation Portfolios currently available. The specific allocations are described in a separate brochure. Please talk to your registered representative if you have additional questions about these SimpleChoice Asset Allocation Portfolios.

SIMPLECHOICE INCOME AND GROWTH PORTFOLIO is an allocation that uses the CustomChoice Allocation Option framework. It is generally designed to have a higher allocation of income producing Funds in its allocation, with a secondary focus on equity Funds.

SIMPLECHOICE MODERATE GROWTH PORTFOLIO is an allocation that uses the CustomChoice Allocation Option framework. It is generally designed to have an allocation of both equity Funds and income producing Funds.

The target asset allocations of these SimpleChoice Asset Allocation Portfolios may vary from time to time in response to market conditions and changes in the holdings of the funds in the underlying Portfolios. However, this is considered a "static" allocation model. When you elect one of the SimpleChoice Asset Allocation Portfolios, we do not automatically change your allocations among the Sub-Accounts if the SimpleChoice Asset Allocation Portfolios' allocation is changed, nor do we automatically notify you when changes occur in a SimpleChoice Asset Allocation Portfolios' allocation. You must instruct us to change the allocation.

The SimpleChoice Asset Allocation Portfolios are only available with MyPath Core Flex, MyPath Value, or SureTrack Plus 90 optional living benefit riders. Please see the section that describes the optional living benefit rider you are considering for additional discussion of how the SimpleChoice Asset Allocation Portfolios may be used for these riders.

REBALANCING

If you elect to use the SimpleChoice Asset Allocation Portfolios, your Contract Value will automatically be rebalanced each quarter. When we rebalance your Contract Value we will transfer amounts between Sub-Accounts so that the allocations when the rebalancing is complete are the same as the SimpleChoice Asset Allocation Portfolio you elected. The rebalancing will occur on the same day of the month as the Contract Date. If the Contract Date is after the 25th of the month, rebalancing will occur on the first business day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. REBALANCING DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

TERMINATION

To terminate participation in the SimpleChoice Asset Allocation Portfolios, you must allocate your entire Contract Value to another allocation plan approved for use with the rider you have elected.

TRANSFERS

Values may be transferred between or among the Portfolios of the Variable Annuity Account. You may effect transfers or change allocation of future Purchase Payments by written request, internet (through our eService Center), or telephone transfer. We will make the transfer on the basis of Accumulation Unit Values next determined after receipt of your request at our home office. In order to receive the current day pricing, transfer requests must be received by 3:00 p.m. (Central Time).

You may not transfer into the DCA Fixed Account. Only new Purchase Payments may be allocated to the DCA Fixed Account. You also may not transfer into the Fixed Account. Contract Value will only be allocated to the Fixed Account after you have elected a Fixed Annuity.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We have procedures designed to provide reasonable assurance that telephone or faxed authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require Owners or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.

There is generally no dollar amount limitation on transfers. (Additional limitations apply in the case of systematic transfer arrangements. See "Systematic Transfer Arrangements".)

There is currently no charge for transfers. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single Contract Year.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

MARKET TIMING AND DISRUPTIVE TRADING

This Contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your Contract can disrupt the efficient management of the underlying Portfolios and their investment strategies, dilute the value of Portfolio shares held by long-term shareholders, and increase Portfolio expenses (including brokerage or other trading costs) for all Portfolio shareholders, including long-term Owners invested in affected Portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected Portfolios. You should not purchase this Contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for Owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying Portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same Portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more Owners is or would be to the disadvantage of other Owners. Any new restriction that we would impose will apply to your Contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying Portfolio attributable to transfers in your Contract. We will consider one or more of the following factors:

  .  the dollar amount of the transfer(s);

  . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

  . whether an underlying Portfolio has requested that we look into identified unusual or frequent activity in a Portfolio;

  .  the number of transfers in the previous calendar quarter;

  . whether the transfers during a quarter constitute more than two "round trips" in a particular Portfolio. A round trip is a purchase into a Portfolio and a subsequent redemption out of the Portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your Contract will be permanent.

In addition to our market timing procedures, the underlying Portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the Portfolios' policies and procedures, Owners and other persons with interests under the Contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide the Portfolio promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Owners who violate the market timing policies established by the Portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

SPECULATIVE INVESTING

Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your Contract may not be traded on any stock exchange or secondary market. By purchasing this Contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation arbitrage, viatication or any other type of collective investment scheme.

SYSTEMATIC TRANSFER ARRANGEMENTS

We offer certain systematic transfer arrangements including rebalancing and two dollar cost averaging options: (1) regular Dollar Cost Averaging ("DCA") and
(2) the DCA Fixed Account option. You may elect either rebalancing or regular DCA to occur on a monthly, quarterly, semi-annual or annual basis. However, you may not elect more than one of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). If the transaction is after annuitization, the date must range from the 2nd to the 25th day of the month. If a transaction cannot be completed on that date, for example, because it's a weekend or holiday, it will be processed on the next Valuation Date. There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single Contract Year described above.

    AUTOMATIC PORTFOLIO REBALANCING

Rebalancing is a technique where you instruct us to re-allocate specific Portfolios periodically to a predetermined percentage. We will re-allocate your Portfolios based on the designated date, frequency and percentage instructions you provide to us.

Rebalancing will not affect your allocation of future Purchase Payments and is not limited to a maximum or minimum number of Portfolios. If you elect an optional living benefit, and you have elected the Focused Portfolio Strategy or CustomChoice Allocation option, your Contract Value will automatically be rebalanced each quarter.

If you elect a Variable Annuity, you may instruct us to rebalance the variable Sub-Accounts. Rebalancing is not available for any portion that is a Fixed Annuity.

    DOLLAR COST AVERAGING

Dollar Cost Averaging ("DCA") is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market's volatility in your Sub-Account. DCA is not available if you elect an optional living benefit that contains asset allocation requirements.

For the "regular" DCA, you must tell us the Sub-Accounts in your Contract that you wish to transfer amounts out of as well as the Sub-Accounts into which you wish the amounts transferred. In addition, you must instruct us as to the dollar amount (or percentage amount) you wish transferred and the frequency (monthly, quarterly, semi-annual or annual). You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month).

Your "regular" DCA instructions will remain active until the Sub-Account is depleted in the absence of specific instructions otherwise. DCA will not affect your allocation of future Purchase Payments, is not limited to a maximum or minimum number of Portfolios, and is not available after you annuitize.

    DCA FIXED ACCOUNT OPTION

The DCA Fixed Account option also allows you to dollar cost average. The DCA Fixed Account option may only be used for new Purchase Payments to the Contract -- you may not transfer into it from other investment options.

Amounts allocated to the DCA Fixed Account will be held in a fixed account which credits interest at an annual rate at least equal to the minimum guaranteed interest rate shown in your Contract. Beginning one month following the date a Purchase Payment is allocated to the DCA Fixed Account, a portion of the amount allocated will be systematically transferred over an established period of time (currently either 6 months or 12 months) to Sub-Accounts of the Variable Annuity Account that you have elected. If the systematic transfer would occur on or after the 26th day of the month, then the systematic transfer will be on the first day of the following month instead.

Each month thereafter a portion of the allocated Purchase Payment will be transferred to the designated Sub-Accounts until the DCA Fixed Account has been depleted. In the event you allocate additional Purchase Payments to the DCA Fixed Account during the period selected, those additional amounts will be transferred over the remainder of the period. If you allocate Purchase Payments to the DCA Fixed Account after it is depleted, a new period of time will be started, as selected by you.

The DCA Fixed Account is not available with Automatic Purchase Plans. If you have elected an optional living benefit with asset allocation requirements, you may use the DCA Fixed Account to allocate new Purchase Payments into your allocation plan provided you are allocating to one of the approved allocation plans currently available for your rider. If your allocation plan requires automatic rebalancing, only Contract Value in the variable Sub-Accounts will be rebalanced.

If you wish to terminate this systematic transfer prior to the end of the period, you may instruct us to do so. Any remaining amount held in the DCA Fixed Account at that time will be transferred to the Sub-Accounts you elected as of the Valuation Date coincident with or next following the date you instruct us to terminate the transfers. In the event you die prior to the end of the period, the amount remaining in your DCA Fixed Account when we receive notice of your death will be transferred to the government money market Sub-Account.

The DCA Fixed Account is not available after you annuitize. Amounts held in the DCA Fixed Account are part of our General Account. To the extent permitted by law we reserve the right at any time to stop accepting new Purchase Payments to the DCA Fixed Account.

Below is an example designed to show how transfers from the DCA Fixed Account might work:

                           DCA FIXED ACCOUNT EXAMPLE

                                     PURCHASE
                         DCA FIXED   PAYMENTS
                          ACCOUNT  ALLOCATED TO                         DCA FIXED
TRANSACTION               BEFORE        DCA      TRANSFER TO SELECTED ACCOUNT AFTER
   DATE      TRANSACTION ACTIVITY  FIXED ACCOUNT     SUB-ACCOUNTS       ACTIVITY
-----------  ----------- --------- ------------- -------------------- -------------
  June 1      Purchase      --       20,000.00            --            20,000.00
              Payment

  July 1      Monthly    20,032.58      --             1,669.38         18,363.20
              Transfer                              (=20,032.58/12)

 August 1     Monthly    18,394.11      --             1,672.19         16,721.92
              Transfer                              (=18,394.11/11)

 August 15    Purchase   16,734.63   10,000.00            --            26,734.63
              Payment

September 1   Monthly    26,759.30      --             2,675.93         24,083.37
              Transfer                              (=26,759.30/10)

To illustrate the DCA Fixed Account, assume a contract is issued on June 1. At this time, Purchase Payments totaling $20,000 are allocated to the 12 month DCA Fixed Account. Assume the interest rate as of June 1 for the 12 month DCA Fixed Account option is 2%.

On July 1, one month after the first Purchase Payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $20,032.58. There are 12 monthly transfers remaining from the DCA Fixed Account. Therefore, an amount of $1,669.38 ($20,032.58 /12) is transferred into the variable Sub-Accounts you previously selected.

On August 1, two months after the initial Purchase Payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $18,394.11. There are 11 monthly transfers remaining in the period. Therefore, an amount of $1,672.19 ($18,394.11 /11) is transferred into the variable Sub-Accounts you previously selected.

On August 15, the value of the DCA Fixed Account is $16,734.63. An additional Purchase Payment of $10,000 is allocated to the DCA Fixed Account resulting in a DCA Fixed Account value of $26,734.63. Since this additional Purchase Payment was made during the 12 month period originally established on June 1, the resulting DCA Fixed Account Value will be transferred over the remaining 10 monthly transfers.

On September 1, three months after the initial Purchase Payment into the DCA Fixed Account, the DCA Fixed Account value with interest is $26,759.30. There are 10 monthly transfers remaining in the period. Therefore, an amount of $2,675.93 ($26,759.30 /10) is transferred into the variable Sub-Accounts you previously selected.

This process will continue, with transfers being made monthly, until the end of the 12 month period. The final transfer will occur on June 1 of the following year. Following this transfer, the DCA Fixed Account value will equal zero.

PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

    CREDITING ACCUMULATION UNITS

During the accumulation period each Purchase Payment is credited on the Valuation Date on or following the date we receive the Purchase Payment at our home office. We will credit your Purchase Payments allocated to the Variable Annuity Account, to your Contract in the form of Accumulation Units. The number of Accumulation Units credited with respect to each Purchase Payment is determined by dividing the portion of the Purchase Payment allocated to each Sub-Account by the then current Accumulation Unit Value for that Sub-Account.

The number of Accumulation Units so determined shall not be changed by any subsequent change in the value of an Accumulation Unit, but the value of an Accumulation Unit will vary from Valuation Date to Valuation Date to reflect the investment experience of the Portfolio(s).

We will determine the value of Accumulation Units on each day on which each Portfolio is valued. The net asset value of the Portfolios' shares shall be computed once daily, and, in the case of government Portfolio, after the declaration of the daily dividend, as of the close of the New York Stock Exchange ("Exchange") (generally, 3:00 p.m., Central Time), on each day, Monday through Friday, except:

  . days on which changes in the value of that Portfolio's securities will not materially affect the current net asset value of that Portfolio's shares;

  . days during which none of that Portfolio's shares are tendered for redemption and no order to purchase or sell that Portfolio's shares is received by that Portfolio; and

  . customary national business holidays on which the Exchange is closed for trading.

The value of Accumulation Units for any given Sub-Account will be the same for all Purchase Payments we receive at our home office on that day prior to the close of the Exchange. Purchase Payments received after the close of business of the Exchange will be priced on the next Valuation Date.

In addition to providing for the allocation of Purchase Payments to the Sub-Account of the Variable Annuity Account, the Contracts allow you to allocate Purchase Payments to the DCA Fixed Account for accumulation at a guaranteed interest rate.

    VALUE OF THE CONTRACT

The Contract Value of your Contract at any time prior to when Annuity Payments begin can be determined by multiplying the number of Accumulation Units of each Portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to the Guaranteed Interest Options. There is no assurance that your Contract Value will equal or exceed your Purchase Payments.

    ACCUMULATION UNIT VALUE

The value of an Accumulation Unit for each Sub-Account of the Variable Annuity Account was set at $1.000000 on the first Valuation Date of the Sub-Account. The value of an Accumulation Unit on any subsequent Valuation Date is determined by multiplying:

  . the value of that Accumulation Unit on the immediately preceding Valuation Date by,

  . the Net Investment Factor for the applicable Sub-Account (described below) for the valuation period just ended.

The value of an Accumulation Unit any day other than a Valuation Date is its value on the next Valuation Date.

NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD

The Net Investment Factor is an index used to measure the investment performance of a Sub-Account of the Variable Annuity Account from one valuation period to the next. For any Sub-Account, the Net Investment Factor for a valuation period is the gross investment rate for that Sub-Account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 0.45% per annum (1.20% per annum after annuitization) and a deduction for the administrative charge at the current rate of 0.15% per annum. If you elected an optional benefit with a daily Separate Account charge, the charge associated with that option will also be deducted.

The gross investment rate may be positive or negative and is equal to:

  . the net asset value per share of a Portfolio share held in a Sub-Account of the Variable Annuity Account determined at the end of the current valuation period, plus

  . the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by,

  . the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

REDEMPTIONS, WITHDRAWALS AND SURRENDER

Prior to the date Annuity Payments begin you may make partial withdrawals from your Contract in amounts of at least $250. We will waive the minimum withdrawal amount:

  . on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

  . when the withdrawal is requested because of an excess contribution to a Qualified Contract.

To request a withdrawal or surrender (including 1035 exchanges) you may submit to Annuity Services a fully completed and signed surrender or withdrawal form authorized by Minnesota Life. You may also request certain partial withdrawals by telephone if we have a completed telephone authorization on file. Contact Annuity Services for details.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We require Owners or persons authorized by them to provide identifying information to use, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions. Minnesota Life will not be liable for any loss, expense, or cost arising out of any requests that we reasonably believe to be authentic.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request. We also reserve the right to suspend or limit telephone transactions.

Withdrawal values will be determined as of the Valuation Date we receive your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals (including systematic withdrawals) will be made from the Variable Annuity Account and any amounts in the DCA Fixed Account on a proportionate basis.

Your Contract Value will be reduced by the amount of your withdrawal.

If a withdrawal leaves you with a Contract Value of less than $2,000, we may elect to treat your withdrawal as a full surrender of your Contract and send you your Contract's surrender value, as calculated below.

Before Annuity Payments begin, you may surrender the Contract for its surrender value. You will receive the surrender value in a single lump sum. The surrender value of your Contract is the Contract Value computed as of the Valuation Date your surrender request is received. In lieu of a lump sum payment, you may elect an annuity. In most cases, once Annuity Payments begin, you cannot surrender the annuity benefits and receive a single sum instead (see "Electing the Retirement Date and Annuity Option" for more information).

MODIFICATION AND TERMINATION OF THE CONTRACT

Your Contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect your rights under the Contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

The Contract permits us to cancel your Contract, and pay you its Contract Value if:

  . no Purchase Payments are made for a period of two or more full Contract Years, and

  . the total Purchase Payments made, less any withdrawals and associated charges, are less than $2,000, and

  .  the Contract Value of the Contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your Contract. We will cancel the Contract ninety days after the Contract Anniversary unless we receive an additional Purchase Payment before the end of that ninety day period. We will not terminate your Contract solely because of poor Sub-Account performance.

ASSIGNMENT

If the Contract is sold in connection with a tax-qualified program (including individual retirement annuities), then:

  . your interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

  . to the maximum extent permitted by law, benefits payable under the Contract shall be exempt from the claims of creditors.

If the Contract is not issued in connection with a tax-qualified program, any person's interest in the Contract may be assigned. You should discuss the tax consequences with your tax advisor.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

DEFERMENT OF PAYMENT

We will make all payments (including withdrawals, surrenders, and Annuity Payments) and transfers within seven days after the date the transaction request is received by us in good order, unless the payment or transfer is postponed for:

  . any period during which the Exchange is closed other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, as determined by the Securities and Exchange Commission ("SEC");

  . any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the Portfolio(s) or to fairly determine the value of the assets of the Portfolio(s); or

  . other periods as permitted or ordered by the SEC for the protection of the Owners.

See the section entitled "The General Account" for additional restrictions on withdrawals from the General Account.

CONFIRMATION STATEMENTS AND REPORTS

You will receive confirmation statements of any unscheduled Purchase Payment, transfer, or withdrawal; surrender; and payment of any death benefit. Quarterly statements will be made available to you with certain contract information. However, we may not deliver a quarterly statement if you do not have any transactions during that quarter. Statements will include the number of Accumulation Units in your Contract, current value of those units and the Contract's total value. Scheduled transactions such as systematic withdrawals, Automatic Purchase Plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the DCA Fixed Account.

CONTRACT CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risk under the Contract by our obligation to pay death benefits and to continue to make monthly Annuity Payments, in accordance with the annuity rate tables and other provisions in the Contract, regardless of how long that Annuitant lives or all Annuitants as a group live. This assures you that neither the Annuitant's longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly Annuity Payments received under the Contract. Our expense risk is the risk that the charges under the Contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the Contract.

For assuming these risks, we make a deduction from the Variable Annuity Account at the annual rate of 0.45% of the net asset value of the Variable Annuity Account during the accumulation period and 1.20% during the annuity period.

ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of Purchase Payments, forwarding amounts to the Portfolios for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the Variable Annuity Account at the annual rate of 0.15% of the net asset value of the Variable Annuity Account. This charge is taken during both the accumulation period and the annuity period by the Contract. Since the charge is taken from the

Contract on each Valuation Date, there is no return of any part of the charge in the event that the Contract is redeemed. As the charge is made as a percentage of assets in the Variable Annuity Account, there is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that contract.

ANNUAL MAINTENANCE FEE

We charge an annual maintenance fee for maintaining the records and documents with each contract for all contract series. This fee is $50 and it will be deducted on each Contract Anniversary and at surrender of the Contract on a pro rata basis from your accumulation value in the Variable Annuity Account. We waive this fee if the greater of your Purchase Payments, less withdrawals, or your Contract Value is $50,000 or more at each Contract Anniversary.

OPTIONAL CONTRACT RIDER CHARGES

If you elect one of the optional death benefits and/or one of the other optional contract riders, the charge described below will apply to your Contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us.

We reserve the right to change the current charges for optional contract riders that are issued in the future. Any changes in the charges will not exceed the maximum charges listed in the section of this Prospectus entitled "Contract Charges and Expenses -- Other Optional Benefit Charges." If we change the current charges, they will only apply to the optional riders applied for on or after the effective date of the change. We may decide to change the rider charge in our sole discretion.

HIGHEST ANNIVERSARY VALUE II (HAV II) DEATH BENEFIT OPTION -- CHARGE

  . If you purchase the HAV II optional death benefit, we will deduct an HAV II death benefit charge (HAV II charge) on a quarterly basis for expenses related to this optional benefit. The annual HAV II charge is equal to 0.30% of the death benefit. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the HAV II charge (0.075%) will be multiplied by the death benefit on that date and will be deducted on a pro rata basis from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Death Benefits -- Optional Death Benefit Riders" for details on how the death benefit is determined. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your Contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro-rata portion of the charge will be taken for the period.

PREMIER II DEATH BENEFIT (PDB II) OPTION -- CHARGE

  . If you purchase the PDB II optional death benefit, we will deduct a PDB II death benefit charge (PDB II charge) on a quarterly basis for expenses related to this optional benefit. The annual PDB II charge is equal to 0.80% of the death benefit. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the PDB II charge (0.20%) will be multiplied by the death benefit on that date and will be deducted on a pro rata basis from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Death Benefits -- Optional Death Benefit Riders" for details on how the death benefit is determined. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your Contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

PREMIER PROTECTOR DEATH BENEFIT (PREMIER PROTECTOR DB OR PPDB) OPTION -- CHARGE

  . If you purchase the Premier Protector DB, we will deduct a charge on a quarterly basis for expenses related to this optional benefit. The annual Premier Protector DB charge is equal to 0.90% of the Premier Protector DB value. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the Premier Protector DB charge (0.225%) will be multiplied by the Premier Protector DB value on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Death Benefits -- Optional Death Benefits" for details on how the Premier Protector DB value is determined. The charge does not apply after annuitization, or in the case of a partial annuitization, to the portion of your Contract annuitized. Additionally, the charge does not apply during the Acceleration Period. See the section entitled "Death Benefits -- Optional Death Benefit Riders" for details on the Acceleration Period. At rider termination, a portion of the charge for the period of time between the last quarterly charge and the date of termination will be deducted.

ESTATE ENHANCEMENT BENEFIT II (EEB II) OPTION -- CHARGE

  . If you purchase the EEB II optional benefit, we will deduct an annual EEB II benefit charge for expenses related to this optional benefit. The EEB II charge is equal to 0.25% annually of the Contract Value allocated to the Variable Annuity Account and this amount will be deducted daily from amounts held in the Variable Annuity Account. This charge will also be applied as a reduction to the interest rate for any portion of your Contract Value allocated to the Guaranteed Interest Options available with this option. The reduced interest rate will in no event be less than the minimum guaranteed interest rate for your Contract. See the "Death Benefits -- Optional Death Benefit Riders" section of this Prospectus for additional information. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your Contract annuitized.

MYPATH HIGHEST ANNIVERSARY DEATH BENEFIT (MYPATH DB) (SINGLE AND JOINT) OPTION -- CHARGE

  . If you purchase either the single or joint version of the MyPath DB optional death benefit, we will deduct a MyPath DB death benefit charge (MyPath DB charge) on a quarterly basis for expenses related to this optional benefit. The annual MyPath DB charge is equal to 0.40% of the Highest Anniversary Death Benefit. It is possible that the death benefit amount under the Contract may be higher than the Highest Anniversary Death Benefit amount, but the charge for the rider is based on the Highest Anniversary Death Benefit amount. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the MyPath DB charge (0.10%) will be multiplied by the Highest Anniversary Death Benefit on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Death Benefits -- Optional Death Benefit Riders" for details on how the Highest Anniversary Death Benefit is determined. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your Contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

MYPATH CORE FLEX (SINGLE AND JOINT) OPTION -- CHARGE

  . If you purchase the MyPath Core Flex optional benefit, we will deduct a MyPath Core Flex benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.20% for MyPath Core Flex -- Single and 1.30% for MyPath

     Core Flex -- Joint, of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.00% for MyPath Core Flex -- Single and MyPath Core Flex -- Joint, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.30% for MyPath Core Flex -- Single, and 0.325% for MyPath Core Flex -- Joint) will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Optional Living Benefit Riders" for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your Contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

MYPATH ASCEND 2.0 (SINGLE AND JOINT) OPTION -- CHARGE

  . If you purchase the MyPath Ascend 2.0 optional benefit, we will deduct a MyPath Ascend 2.0 benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.40% for MyPath Ascend 2.0 -- Single and 1.50% for MyPath Ascend 2.0 -- Joint, of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.25% for MyPath Ascend 2.0 -- Single and MyPath Ascend 2.0 -- Joint, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.35% for MyPath Ascend 2.0 -- Single, and 0.375% for MyPath Ascend 2.0 -- Joint) will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Optional Living Benefit Riders" for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your Contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

MYPATH SUMMIT (SINGLE AND JOINT) OPTION -- CHARGE

  . If you purchase the MyPath Summit optional benefit, we will deduct a MyPath Summit benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.40% for MyPath Summit -- Single and 1.50% for MyPath Summit -- Joint, of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 2.25% for MyPath Summit -- Single and MyPath Summit -- Joint, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.35% for MyPath Summit -- Single, and 0.375% for MyPath Summit -- Joint) will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Optional Living Benefit Riders" for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your Contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

MYPATH VALUE (SINGLE AND JOINT) OPTION -- CHARGE

  . If you purchase the MyPath Value optional benefit, we will deduct a MyPath Value benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 0.45% for MyPath Value -- Single and 0.55% for MyPath Value --Joint, of the greater of the Contract Value or benefit base. The maximum possible charge for this rider is 1.00% for MyPath Value -- Single and MyPath Value -- Joint, of the greater of the Contract Value or benefit base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.1125% for MyPath Value -- Single, and 0.1375% for MyPath Value -- Joint) will be multiplied by the greater of the Contract Value or benefit base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Optional Living Benefit Riders" for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your Contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

SURETRACK PLUS 90 OPTION -- CHARGE

  . If you purchase the SureTrack Plus 90 optional benefit, we will deduct a SureTrack Plus 90 benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual charge for this rider is 1.30% of the accumulation base. The maximum possible charge for this rider is 2.00% of the accumulation base. Beginning three months after the rider effective date, and every three months thereafter, an amount equal to one quarter of the current charge (0.325%) will be multiplied by the accumulation base on that date and will be deducted proportionately from Contract Values allocated to the Variable Annuity Account. See the section of this Prospectus entitled "Optional Living Benefit Riders" for details on how the accumulation base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your Contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a proportionate amount of the charge will be taken for the period.

PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each Purchase Payment or when Annuity Payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the Contract may be reduced by any premium taxes not previously deducted.

TRANSFER CHARGES

There currently is no charge for any transfer. However, we reserve the right under the Contract to charge up to $10 per transfer if you make more than 12 transfers in any single Contract Year.

UNDERLYING PORTFOLIO CHARGES

There are deductions from and expenses paid out of the assets of the Portfolio companies that are described in the prospectuses of those Portfolios.

ANNUITIZATION BENEFITS AND OPTIONS

ANNUITY PAYMENTS

When you elect Annuity Payments to commence, or annuitize, you elect to convert your Contract Value into a stream of payments. This is sometimes referred to as the "payout" phase of your Contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire Contract or a portion of your Contract. In the event you annuitize only a portion of your Contract, your Contract Value will be reduced by the amount you annuitize. If you choose a partial annuitization in a non-qualified contract with a life contingent option or a period certain of 10 years or more, the cost basis in the Contract will be allocated pro rata between each portion of the Contract. Partial annuitization is treated as a withdrawal for purposes of benefits provided under optional death and living benefit riders. You may wish to consult with your tax advisor in the event you choose a partial annuitization with an option that is not a life contingent option or period certain of less than 10 years as the tax treatment under the Code is unclear. Values will be allocated at your direction to our Fixed Account for purposes of providing a Fixed Annuity Payment and to the Sub-Accounts of the Variable Annuity Account for purposes of providing Variable Annuity Payments. You also need to elect an annuity option, which is described below. Annuity Payments will be made to you, unless you designate another payee acceptable to us, and you will receive tax reporting on those payments.

If you choose a variable annuitization, Annuity Payments are determined by several factors:

a) the Assumed Investment Return (AIR) and mortality table specified in the Contract,

b)  the age and gender of the Annuitant and any joint Annuitant,

c)  the type of Annuity Payment option you select, and

d)  the investment performance of the Portfolios you select.

The amount of the Variable Annuity Payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the Contract. The Owner will receive the value of a fixed number of Annuity Units each month. The value of those units, and thus the amounts of the monthly Annuity Payments will, however, reflect investment gains and losses and investment income of the Portfolios. In other words, the Annuity Payments will vary with the investment experience of the assets of the Portfolios you select. The dollar amount of payment determined for each Sub-Account will be aggregated for purposes of making payments.

When your Contract is annuitized, any death benefit or living benefit rider is terminated and you are no longer eligible for any death benefit(s) or living benefit(s) if elected under the Contract. However, your beneficiaries may be entitled to any remaining Annuity Payments, depending on the annuity option used. You should refer to the section of the prospectus describing the specific optional benefit you have elected and the Annuity Options section below for additional information.

Annuitization may provide higher income amounts and/or different tax treatment than payments or withdrawals taken as part of a living benefit. You should consult with your tax advisor, your financial advisor and consider requesting an annuitization illustration before you decide.

ELECTING THE RETIREMENT DATE AND ANNUITY OPTION

You may elect to begin Annuity Payments immediately or at a future date you specify. If you do not elect to begin Annuity Payments, Annuity Payments will begin on the Annuity Commencement Date. You may request a change in the Annuity Commencement Date at any time before the Maturity Date. You must notify us in writing at least 30 days before Annuity Payments are to begin. Under the Contract, if you do not make an election for an Annuity Commencement Date, Annuity Payments will begin automatically on the Maturity Date. The Maturity Date is the first of the month on or after the 100th birthday of the oldest Annuitant, unless limited by your state.

The Contract permits an Annuity Payment to begin on the first day of any month. The minimum first Annuity Payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first Annuity Payment would be less than our rules then in effect, we may fulfill our obligation by paying in a single sum the surrender value of the Contract. Alternatively, we may change the payment frequency to meet our minimum payment requirements. We currently require each Annuity Payment to be at least $50, which we may change in our sole discretion. The maximum amount which may be applied to provide a Fixed Annuity under the Contract without our prior consent is $1,000,000.

ANNUITY OPTIONS

The Contract provides for three annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a Variable Annuity or a Fixed Annuity basis, or a combination of the two. We may make other annuity options available on request. If a period certain annuity option is available and elected by you, at any time prior to the Annuitant's death, you may elect to withdraw the Commuted Value of any portion of the remaining Annuity Payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the Fixed Account.

If you fail to elect an annuity option a Variable Annuity will be provided and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.

OPTION 1 -- LIFE ANNUITY This is an Annuity Payment option which is payable monthly during the lifetime of the Annuitant and it terminates with the last scheduled payment preceding the death of the Annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for you to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment, two if the Annuitant died before the due date of the third Annuity Payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an Annuity Payment option which is payable monthly during the lifetime of the Annuitant, with the guarantee that if the Annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an Annuity Payment option which is payable monthly during the joint lifetime of the Annuitant and a designated joint Annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. It would be possible under this option for you to receive only one Annuity Payment if the Annuitants both died prior to the due date of the second Annuity Payment, two if they died before the due date of the third Annuity Payment, etc.

If you have elected one of the MyPath Lifetime Income optional riders, it is still in effect when you reach the maximum Maturity Date, and the oldest Annuitant is a Designated Life under the rider, we will offer you an additional annuity option. The annuity option will provide a Fixed Annuity Payment equivalent on an annual basis to your current GAI for the remainder of the life of the Designated Life (or both Designated Lives, as appropriate), as further described in the section of this Prospectus entitled "Optional Living Benefit Riders." These options will generally be more favorable when your remaining benefit value is greater than the current Contract Value and you believe it is unlikely your Contract Value will exceed the remaining benefit value in the future. You should consider requesting an annuitization illustration if you have questions about which annuity option is appropriate for you.

CALCULATION OF YOUR FIRST ANNUITY PAYMENT

The Contract Value is available to provide Annuity Payments. Some states impose a premium tax which we apply at the time you elect Annuity Payments. These taxes may vary based on the type of employer sponsored retirement plan or Qualified Contract involved and we may deduct these amounts from the amount available to provide Annuity Payments.

The amount of the first monthly payment depends on the Annuity Payment option elected, gender (except in tax-qualified employer sponsored retirement plans or Qualified Contracts that require the use of genderless rates), and the adjusted age of the Annuitant and any joint Annuitant. A formula for determining the adjusted age is contained in your Contract.

The Contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for Fixed or Variable Annuity Payment options. If, when payments are elected, we are using tables of annuity rates for this Contract which are more favorable, we will apply those rates instead.

If you elect a Variable Annuity Payment, the first monthly payment is determined from the applicable tables in the Contract. This initial payment is then allocated in proportion to your value in each Sub-Account of the Variable Annuity Account. A number of Annuity Units is then determined by dividing this dollar amount by the then current Annuity Unit value for each Sub-Account. Thereafter, the number of Annuity Units remains unchanged during the period of Annuity Payments, except for transfers and in the case of certain joint Annuity Payment options which provide for a reduction in payment after the death of the Annuitant.

A 4.50% Assumed Investment Return (AIR) is used for the initial Variable Annuity Payment determination. This would produce level Annuity Payments if the Net Investment Factor remained constant at 4.50% per year. Subsequent Variable Annuity Payments will decrease, remain the same or increase depending upon whether the actual Net Investment Factor is less than, equal to, or greater than 4.50%. (See section entitled 'Value of Annuity Unit').

Annuity Payments are generally made as of the first day of a month, unless otherwise agreed to by us. The Contract requires that we receive notice of election to begin Annuity Payments at least thirty days prior to the Annuity Commencement Date.

AMOUNT OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

The dollar amount of the second and later Variable Annuity Payments is equal to the number of Annuity Units determined for each Sub-Account multiplied by the current Annuity Unit value for that Sub-Account. This dollar amount may increase or decrease from month to month.

VALUE OF THE ANNUITY UNIT

The value of an Annuity Unit for each Sub-Account of the Variable Annuity Account will vary to reflect the investment experience of the applicable Portfolio(s). It will be determined by multiplying:

(a) the value of the Annuity Unit for that Sub-Account for the preceding Valuation Date by;

(b) the Net Investment Factor for that Sub-Account for the Valuation Date for which the Annuity Unit value is being calculated; and by

(c) a factor that neutralizes the Assumed Investment Return. This factor reverses the Assumed Investment Return (AIR) which is used to calculate the initial variable payment and Annuity Units. It substitutes the performance of the underlying Funds in place of the AIR to determine the increase or decrease in the value of the Annuity Units.

TRANSFERS AFTER YOU HAVE ANNUITIZED YOUR CONTRACT

After you annuitize, we hold amounts as "reserves" for our obligations to make Annuity Payments under your Contract. You specify where we hold those reserves by choosing your payment allocation. If you specify a Sub-Account of the Variable Annuity Account, then the amount of your Annuity Payments will vary with the performance of that Sub-Account. Amounts held as annuity reserves may be transferred among the Sub-Accounts as elected by you.

There are restrictions to such a transfer:

  . We must receive the written request for an annuity transfer in the home office at least 3 days in advance of the due date of the Annuity Payment subject to the transfer. A transfer request received less than 3 days prior to the Annuity Payment due date will be made as of the next Annuity Payment due date.

  . Your transfer must be for the lesser of $1,000 or the entire reserve amount in the applicable Sub-Account.

Upon request, we will provide you with annuity reserve amount information by Sub-Account.

A transfer will be made on the basis of Annuity Unit values. The number of Annuity Units being transferred from the Sub-Account will be converted to a number of Annuity Units in the new Sub-Account. The Annuity Payment option will remain the same and cannot be changed. After this conversion, a number of Annuity Units in the new Sub-Account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of Annuity Units will be set at the number of units which are needed to pay that same amount on the transfer date.

Amounts held as reserves to pay a Variable Annuity may not be transferred to a Fixed Annuity, and amounts held as reserves to pay a Fixed Annuity may not be transferred to a Variable Annuity, during the annuity period.

When we receive a request to make transfers of annuity reserves it will be effective for future Annuity Payments.

DEATH BENEFITS

BEFORE ANNUITY PAYMENTS BEGIN

If you die before Annuity Payments begin, we will pay the death benefit to the beneficiary. If the Owner of this Contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of any Annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless another form of settlement has been requested and agreed to by us. If your Contract includes an optional living benefit, the beneficiary may be entitled to additional options. See the section entitled "Optional Living Benefit Riders" for the specific optional benefit details.

The value of the death benefit will be determined as of the Valuation Date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the Contract Value on the date we receive due proof of death will be directed into the Guaranteed Interest Options or the Sub-Accounts of the Variable Annuity Account, in the same proportion that each allocation bears to the Contract Value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the Contract. However, amounts will not be directed into the DCA Fixed Account Option. The death benefit will be equal to the greater of:

(a) the Contract Value; or

(b) the total amount of Purchase Payments, adjusted on a Pro-rata Basis for partial withdrawals; or

(c) if you purchased an optional death benefit when your Contract was issued, the value due under the selected optional death benefit rider. (See the section entitled "Optional Death Benefit Riders" for details of this calculation.)

Any remaining amounts in the DCA Fixed Account as of the date we are notified of a death will be transferred to the government Sub-Account.

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the Contract (including amounts paid or payable by us as a death benefit to the Contract Value) shall continue to be affected by the Sub-Account performance as allocated by the Owner. The beneficiary has the right to allocate or transfer to any available Sub-Account option, subject to the same limitations imposed on the Owner. If there are multiple beneficiaries, all of the beneficiaries must agree to the allocation or transfer.

We reserve the right to limit the death benefit to the Contract Value in lieu of any other death benefit value payable if we receive proof of death more than one year after the date of death.

SURVIVING SPOUSE OPTION

If the entire death benefit is payable to the sole designated beneficiary who is also the surviving spouse, that spouse shall be treated as the Owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there may be an adjustment to the Contract Value in the form of a death benefit.

BENEFICIARY OTHER THAN THE SURVIVING SPOUSE

If the designated beneficiary is a person other than the Owner's spouse, that beneficiary may: (1) elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as Annuity Payments begin no later than one year after the death, or (2) take the entire value in the Contract within five years after death of the Owner. If there is no designated beneficiary, then the entire value in the Contract must be distributed within five years after death of the Owner.

Alternatively, and if permitted by the IRS, a beneficiary may elect to receive a systematic distribution over a period not exceeding the beneficiary's life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under section 401(a)(9) of the Code.

Payment to the designated beneficiary, other than in a lump sum, may only be elected by the designated beneficiary during the sixty (60) day period following the date we receive due proof of death.

Below is an overview of some of the more common scenarios and who would receive the death benefit (if any) under the Contract terms. If you elect an optional death benefit rider, the scenarios below may apply differently or may not be applicable. Please refer to the Section of this Prospectus entitled "Optional Death Benefit Riders" for details.

IF DEATH OCCURS BEFORE ANNUITY PAYMENTS BEGIN:

 -----------------------------------------------------------------------------
                  IF:                                   THEN:
 -----------------------------------------------------------------------------
  The Owner dies; and                   The joint Owner receives the death
   .  there is a surviving joint        benefit
      Owner; and
   .  the Annuitant is either living
      or deceased.
 -----------------------------------------------------------------------------
  The Owner dies; and                   The designated beneficiary receives
   .  there is no joint Owner; and      the death benefit
   .  the Annuitant is either living
      or deceased.
 -----------------------------------------------------------------------------
  The Owner dies; and                   Owner's estate receives the death
   .  there is no joint Owner and       benefit
   .  there is no designated
      beneficiary (or all of the
      beneficiaries pre-decease the
      Owner); and
   .  the Annuitant is either living
      or deceased
 -----------------------------------------------------------------------------
  The Annuitant dies; and               The Owner may name a new Annuitant
   .  Owner is living
 -----------------------------------------------------------------------------
  The Annuitant dies; and               The designated beneficiary receives
   .  the Owner is not a natural        the death benefit
      person, such as a trust
 -----------------------------------------------------------------------------
  The Annuitant dies; and               The Owner receives the death benefit
   .  the Owner is not a natural
      person, such as a trust; and
   .  there is no designated
      beneficiary (or all of the
      beneficiaries pre-decease the
      Annuitant)
 -----------------------------------------------------------------------------

OPTIONAL DEATH BENEFIT RIDERS

At the time you purchase your Contract you may elect optional death benefits. You must be 75 years old or less in order to elect HAV II, PDB II, or EEB II. You must be 70 years old or less in order to elect PPDB or MyPath DB. You may only elect these options when you submit your application. ONCE YOU ELECT AN OPTIONAL DEATH BENEFIT RIDER, YOU MAY NOT CANCEL IT. There is a particular charge associated with each optional death benefit. See "Optional Contract Rider Charges" for more information. Each optional contract feature may or may not be beneficial to you depending upon your circumstances. You should consult your tax advisor and your financial advisor before you elect any optional features. These optional death benefits are subject to state availability and we reserve the right to stop offering any option(s) at any time.

The following chart provides an overview of the optional death benefit riders and combinations of riders that may be available to you, subject to state approval.


                         AVAILABLE IF NO          OPTIONAL DEATH           OPTIONAL LIVING
   OPTIONAL DEATH     OPTIONAL LIVING BENEFIT  BENEFIT RIDERS IT MAY    BENEFIT RIDERS IT MAY
   BENEFIT RIDERS          IS ELECTED?           BE ELECTED WITH           BE ELECTED WITH
-------------------------------------------------------------------------------------------------
HAV II                         Yes                   EEB II                      None
-------------------------------------------------------------------------------------------------
PDB II                         Yes                   EEB II                      None
-------------------------------------------------------------------------------------------------
PPDB                           Yes                    None                       None
-------------------------------------------------------------------------------------------------
EEB II                         Yes                  HAV II or                    None
                                                     PDB II
-------------------------------------------------------------------------------------------------
My Path DB -- Single           No                     None            MyPath Core Flex -- Single
                                                                      or MyPath Value -- Single
-------------------------------------------------------------------------------------------------
My Path DB -- Joint            No                     None            MyPath Core Flex -- Joint
                                                                       or MyPath Value -- Joint
-------------------------------------------------------------------------------------------------

AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE EFFECTIVE DATE OF THE OPTIONAL DEATH BENEFIT RIDER, PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A PURCHASE PAYMENT IS RECEIVED IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR DEATH BENEFIT. This restriction does not apply to Purchase Payments made during the first Contract Year following the effective date of the optional death benefit.

HIGHEST ANNIVERSARY VALUE II (HAV II) DEATH BENEFIT OPTION

The HAV II death benefit option provides for a periodic calculation of a death benefit based on the highest Contract Value on Contract Anniversaries as described below.

The initial Highest Anniversary Value is equal to the Purchase Payments received on the rider effective date. Thereafter, the Highest Anniversary Value will be determined on every Contract Anniversary prior to and including the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person). On the day your death benefit is determined, the Highest Anniversary Value is equal to the greater of:

(a) the Contract Value; or

(b) the previous Highest Anniversary Value increased by any Purchase Payments and reduced on a Pro-rata Basis for amounts withdrawn since the previous Highest Anniversary Value was determined.

There will be no further Highest Anniversary Values determined after the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person). However, where joint Owners exist, if the surviving Owner continues the Contract after the death of the first Owner, determination of new Highest Anniversary Values may resume on the next Contract Anniversary until the Contract Anniversary following the 80th birthday of surviving Owner.

WE RESERVE THE RIGHT TO LIMIT THE DEATH BENEFIT TO THE CONTRACT VALUE IN LIEU OF ANY OTHER DEATH BENEFIT VALUE PAYABLE IF WE RECEIVE PROOF OF DEATH MORE THAN ONE YEAR AFTER THE DATE OF DEATH. THIS MAY RESULT IN YOUR BENEFICIARY RECEIVING A DEATH BENEFIT THAT IS LESS THAN WHAT THE BENEFICIARY MAY HAVE OTHERWISE BEEN ENTITLED TO. IN ADDITION, YOU MAY HAVE PAID FOR A DEATH BENEFIT THAT MAY NOT ULTIMATELY BE RECEIVED IN THIS CIRCUMSTANCE.

This death benefit option will terminate on the earliest of:

  . the payment of all death benefits available under the Contract or optional death benefit riders;

  .  termination or surrender of the Contract;

  . the Annuity Commencement Date where all remaining Contract Value has been applied to provide Annuity Payments;

  .  the Contract Value equals zero; or

  .  the date of an ownership change or assignment under the Contract unless:
     (a) the new Owner assumes full ownership of the Contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the Contract.

See Appendix D for examples of how this optional death benefit works.

PREMIER II DEATH BENEFIT OPTION

The Premier II death benefit option provides for a death benefit equal to the greater of the Highest Anniversary Value, or the 5% Increase Value.

The Highest Anniversary Value is determined in the manner described in the section entitled "Highest Anniversary Value II (HAV II) Death Benefit Option" above. The initial 5% Increase Value is equal to the Purchase Payments received on the rider effective date. Thereafter, the 5% Increase Value is determined as follows:

Prior to and including the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person), the 5% Increase Value is equal to the sum of:

(a) Contract Value in the Guaranteed Interest Options; and

(b) Purchase Payments and transfers into the Variable Annuity Account less withdrawals and transfers out of the Variable Annuity Account, accumulated at an interest rate of 5% compounded annually until the earlier of the date we receive proof of death or the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person) (the Variable Portion).

After the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person), the 5% Increase Value is equal to the sum of:

(a) Contract Value in the Guaranteed Interest Options; and

(b) the Variable Portion of the 5% Increase Value calculated as of the Contract Anniversary on or following the 80th birthday of the oldest Owner (or the oldest Annuitant in the case of an Owner who is not a natural person), less withdrawals and transfers out of the Variable Annuity Account after that date.

The 5% Increase Value shall not exceed 200% of the sum of Purchase Payments adjusted on a Pro-rata Basis for any amounts previously withdrawn.

WE RESERVE THE RIGHT TO LIMIT THE DEATH BENEFIT TO THE CONTRACT VALUE IN LIEU OF ANY OTHER DEATH BENEFIT VALUE PAYABLE IF WE RECEIVE PROOF OF DEATH MORE THAN ONE YEAR AFTER THE DATE OF DEATH.

THIS MAY RESULT IN YOUR BENEFICIARY RECEIVING A DEATH BENEFIT THAT IS LESS THAN WHAT THE BENEFICIARY MAY HAVE OTHERWISE BEEN ENTITLED TO. IN ADDITION, YOU MAY HAVE PAID FOR A DEATH BENEFIT THAT MAY NOT ULTIMATELY BE RECEIVED IN THIS CIRCUMSTANCE.

This death benefit option will terminate on the earliest of:

  . the payment of all death benefits available under the Contract or optional death benefit riders;

  .  termination or surrender of the Contract;

  . the Annuity Commencement Date where all remaining Contract Value has been applied to provide Annuity Payments;

  .  the Contract Value equals zero; or

  .  the date of an ownership change or assignment under the Contract unless:
     (a) the new Owner assumes full ownership of the Contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the Contract.

See Appendix E for examples of how this optional death benefit works.

PREMIER PROTECTOR DEATH BENEFIT OPTION

The Premier Protector DB death benefit option provides for a death benefit equal to the greater of the Highest Anniversary Value, or the 4% Increase Value. The death benefit value may be accelerated in the event the Owner or Annuitant, in the case of non-natural ownership, meets the eligibility requirements as described below.

Before electing this optional death benefit, you should consider the following:

  .  This death benefit is not long term care or nursing home insurance.

  . This death benefit may not be elected if, at the time of application, either Owner (or Annuitant in the case of an Owner who is not a natural person):

       a)  Cannot perform all of the Activities of Daily Living; or

       b)  Is confined to a nursing home or skilled nursing facility.

  . The death benefit may not be accelerated during the one year period following contract issue.

  . Withdrawals or surrender of Contract Value during the acceleration period will be subject to taxation in the same manner as any other withdrawal. You may wish to consult your tax advisor before electing to accelerate your benefit.

Premier Protector Death Benefit Value

The Highest Anniversary Value and 4% Increase Value will continue to increase until the earlier of the following:

   (a) the date we receive due proof of death;

   (b) the date the acceleration period begins; or

   (c) the Last Increase Date which is the Contract Anniversary on or following the 85th birthday of the oldest Owner or the oldest Annuitant, in the case of an Owner who is not a natural person.

The initial Highest Anniversary Value is equal to the Purchase Payments received on the Rider Effective Date.

During each Contract Year, prior to and including the Last Increase Date, the Highest Anniversary Value will increase by any Purchase Payments received.

On every subsequent Contract Anniversary, prior to and including the Last Increase Date, if the Contract Value is greater than the current Highest Anniversary Value, the Highest Anniversary Value will be set to the Contract Value.

The initial 4% Increase Value is equal to the Purchase Payments received on the Rider Effective Date.

The 4% Increase Value is increased by any additional Purchase Payments received and accumulated at an interest rate of 4%, compounded annually, to the Last Increase Date.

Any withdrawal and associated charges will reduce the Highest Anniversary Value and the 4% Increase Value on a Pro-rata Basis at the time of the withdrawal.

WE RESERVE THE RIGHT TO LIMIT THE DEATH BENEFIT TO THE CONTRACT VALUE IN LIEU OF ANY OTHER DEATH BENEFIT VALUE PAYABLE IF WE RECEIVE PROOF OF DEATH MORE THAN ONE YEAR AFTER THE DATE OF DEATH.

Acceleration Feature of Premier Protector DB

The Premier Protector DB provides the ability to accelerate the death benefit if the Owner or the Annuitant, if the Owner is a not a natural person, meets certain eligibility requirements. In order to be eligible for the accelerated death benefit, the Owner, or the Annuitant if the Owner is not a natural person, must be certified by a licensed health care practitioner as meeting the definition of Chronic Illness or Terminal Illness as described below:

  .   CHRONIC ILLNESS is permanent condition where the individual is:

      . Unable to perform, without substantial assistance from another person, at least two Activities of Daily Living due to loss of functional capacity; or

      . Requires substantial supervision to protect the individual from threats to health and safety due to severe cognitive impairment.

  . TERMINAL ILLNESS is a condition caused by accident or sickness expected to result in death within 12 months.

Once we receive due proof of benefit eligibility and benefit election, the acceleration period of the Premier Protector DB begins. The acceleration period ends when the Premier Protector DB is terminated. A waiting period of one year starting on the Rider Effective Date, along with a 90 day elimination period that can run concurrently with the waiting period, must be satisfied prior to any accelerated death benefits being paid.

The value of the Premier Protector DB will be determined as of the day we receive due proof of benefit eligibility and benefit election. If the date we receive due proof of benefit eligibility and benefit election is not a Valuation Date, the Premier Protector DB will be determined at the next Valuation Date. Any amounts in excess of the Contract Value will be paid as a death benefit adjustment and added to the Contract Value.

ONCE THE ACCELERATION FEATURE OF THE PREMIER PROTECTOR DB IS TRIGGERED, THE CONTRACT VALUE WILL BE TRANSFERRED INTO THE FIXED ACCOUNT. Transfers out of the Fixed Account into Sub-Accounts are not permitted during the acceleration period.

Once acceleration of the Premier Protector DB benefit is elected, it cannot be cancelled. No additional purchase payments may be made and no additional rider charges will be deducted.

During the acceleration period the death benefit provided by this rider is the Contract Value, which is the remaining value in the Fixed Account.

Premier Protector DB Termination

IF PRIOR to the acceleration period, the rider will automatically terminate at the earliest of:

   (a) the date we receive due proof of death of either Owner (or either Annuitant in the case of an Owner who is not a natural person);

   (b) termination or surrender of the Contract;

   (c) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments;

   (d) the Contract Value equals zero; or

   (e) the date of an ownership change or assignment under the Contract unless:

      . the new Owner assumes full ownership of the Contract and is essentially the same person (this includes but is not limited to the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or

      . the assignment is for the purposes of effectuating a 1035 exchange of the Contract.

IF DURING the acceleration period, the rider will automatically terminate at the earliest of:

   (a) the date we receive due proof of death of any remaining Owner who satisfied Accelerated Benefit Eligibility;

   (b) the date we receive due proof of death of either Annuitant in the case of an Owner who is not a natural person;

   (c) termination or surrender of the Contract;

   (d) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments;

   (e) the Contract Value equals zero; or

   (f) the date of an ownership change or assignment under the Contract unless:

      . the new Owner assumes full ownership of the Contract and is essentially the same person (this includes but is not limited to the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies);
      . or the assignment is for the purposes of effectuating a 1035 exchange of the Contract.

See Appendix F for examples of how this optional death benefit works.

ESTATE ENHANCEMENT BENEFIT II (EEB II) OPTION

This optional contract rider may provide an additional amount to be added to the death benefit proceeds that become payable upon any Owner's death. It is designed to help pay expenses that may be due upon an Owner's death. We do not guarantee that the amounts provided by the EEB II option will be adequate to cover any such expenses that any heirs may have to pay. If any Owner dies before

Annuity Payments begin, we will pay the EEB II benefit of this Contract to the beneficiary. If the Owner of the Contract is other than a natural person, such as a trust or other similar entity, we will pay the EEB II benefit to the beneficiary on the death of the Annuitant.

The EEB II benefit will be the EEB II Percentage (as described below) multiplied by the lesser of:

(a) the Contract Value less Purchase Payments not previously withdrawn; or
(b) 200% of the sum of Purchase Payments adjusted on a Pro-rata Basis for any amounts previously withdrawn.

The EEB II Percentage depends on the age of the oldest Owner (or the oldest Annuitant in the case of a non-natural Owner). The age used in determining the EEB II benefit is determined at the time the rider is issued, and it will not be adjusted upon a change of Owner or Annuitant. If the age of the oldest Owner (or the oldest Annuitant in the case of a non-natural Owner) is less than 70 years at the time the rider is issued, the EEB II Percentage is equal to 40%. If the age of the oldest Owner (or the oldest Annuitant in the case of a non-natural Owner) is 70 years or older at the time the rider is issued, the EEB II Percentage is equal to 25%.

The value of the EEB II benefit will be determined as of the Valuation Date coincident with or next following the day we receive proof of death at our home office. Any amounts due as an EEB II benefit will be paid as a death benefit adjustment and directed into the Guaranteed Interest Options and Sub-Accounts of the Variable Annuity Account based on the same proportion that each bears to the Contract Value on the date the benefit is calculated. If the Contract Value is less than Purchase Payments not previously withdrawn, the EEB II benefit is zero and no adjustment will apply.

If a surviving spouse is the sole beneficiary and elects to assume his or her deceased spouse's contract, he or she may elect to:

(a) have any amount due under the EEB II benefit paid and this rider will terminate; or

(b) continue this rider such that the EEB II benefit is payable on his or her death instead of the death of the Owner or Annuitant, as applicable.

If no election is made within 30 days following the date we receive proof of death at our home office, the EEB II benefit, if any, will be paid and the rider terminated under option (a). Option (b) may only be exercised one time per contract, and will not be an option upon the death of the surviving spouse.

This rider will terminate on the earliest of:

  .  the payment of the EEB II benefit available;

  . the payment of all death benefits available under the Contract or optional death benefit riders;

  .  termination or surrender of the Contract;

  . the Annuity Commencement Date where all remaining Contract Value has been applied to provide Annuity Payments;

  .  the Contract Value equals zero; or

  .  the date of an ownership change or assignment under the Contract unless:
     (a) the new Owner assumes full ownership of the Contract and is essentially the same person (this includes, but is not limited to, the change from individual ownership to a revocable trust for the benefit of such individual Owner or the change from joint ownership to ownership by the surviving spouse when one of them dies); or (b) the assignment is for the purposes of effectuating a 1035 exchange of the Contract.

See Appendix G for examples of how this optional death benefit works.

MYPATH HIGHEST ANNIVERSARY DEATH BENEFIT (MYPATH DB) (SINGLE AND JOINT) OPTION

MyPath DB is an optional death benefit rider that is only available if you elect a MyPath Core Flex or MyPath Value optional living benefit rider. If you also elect the MyPath DB, you will receive the single (MyPath DB -- Single) or joint (MyPath DB -- Joint) version based on whether you elected the single or joint version of MyPath Core Flex or MyPath Value. The benefits are different between MyPath DB -- Single and MyPath DB -- Joint, and you should consult your financial advisor to determine which version, if any, is appropriate to your situation.

If you elect MyPath DB with MyPath Core Flex, each Designated Life must be at least age 45 and at most age 70 at the time the riders are issued. If you elect MyPath DB with MyPath Value, each Designated Life must be at least age 35 and at most age 70 at the time the riders are issued.

The MyPath DB optional death benefit rider provides an additional death benefit value prior to the Annuity Commencement Date that may be greater than the death benefit provided under the Contract. For MyPath DB -- Single, the death benefit provided under this rider is payable upon the death of the Designated Life. For MyPath DB -- Joint, the death benefit provided under this rider is payable upon the death of the last remaining Designated Life.

CALCULATING THE HIGHEST ANNIVERSARY DEATH BENEFIT

The MyPath DB option provides for a periodic calculation of a death benefit based on the highest Contract Value on Contract Anniversaries, subject to adjustments for subsequent Purchase Payments and withdrawals, each of which is described below. This amount is referred to as the Highest Anniversary Death Benefit.

The initial Highest Anniversary Death Benefit is equal to the Purchase Payments received on the rider effective date.

On each Valuation Date after the rider effective date, the Highest Anniversary Death Benefit is increased by any subsequent Purchase Payments that have occurred since the previous Valuation Date, and reduced for amounts withdrawn, as described below, since the previous Valuation Date. After the first Contract Anniversary following the effective date of the rider, Purchase Payments are limited to a cumulative total of $25,000, without our prior consent.

The amount by which the Highest Anniversary Death Benefit is reduced by withdrawals depends on two factors: (1) when the withdrawal takes place relative to the "Benefit Date", and (2) the amount of the withdrawal relative to the Guaranteed Annual Income (GAI) amount or required minimum distribution
(RMD) amount, each as determined under MyPath Core Flex or MyPath Value, as applicable. See the Section of this Prospectus entitled "Optional Living Benefit Riders" for a description of the Benefit Date and how GAI and RMD are determined under MyPath Core Flex and MyPath Value.

Prior to the Benefit Date, any amount you withdraw will cause the Highest Anniversary Death Benefit to be reduced on a Pro-rata Basis. This may result in the Highest Anniversary Death Benefit being reduced by more than the actual amount of the withdrawal.

After the Benefit Date, any amount you withdraw in a single Contract Year that is less than or equal to the GAI, or RMD, if greater, will cause the Highest Anniversary Death Benefit to be reduced by the amount of the withdrawal. Any amount you withdraw in a single Contract Year that is in excess of the GAI, or RMD, if greater, will cause the Highest Anniversary Death Benefit to be further reduced on a Pro-rata Basis based on the excess portion of the withdrawal. This may result in the Highest Anniversary Death Benefit being reduced by more than the actual amount of the excess portion of the withdrawal.

In addition to adjustments for subsequent Purchase Payments and withdrawals, the Highest Anniversary Death Benefit will be reevaluated on every Contract Anniversary prior to and including the Contract Anniversary on or following the 80th birthday of the Designated Life for MyPath DB -- Single or the youngest Designated Life for MyPath DB -- Joint. On each of those Contract Anniversaries, the Highest Anniversary Death Benefit is set equal to the greater of:

   (a) the Contract Value; or

   (b) the Highest Anniversary Death Benefit increased by any Purchase Payments and reduced for withdrawals, as described above, that have occurred since the previous Valuation Date.

After the Contract Anniversary on or following the 80th birthday of the Designated Life for MyPath DB -- Single or the youngest Designated Life for MyPath DB -- Joint, the Highest Anniversary Death Benefit will not be reevaluated on the Contract Anniversary, but will still be adjusted by subsequent Purchase Payments and withdrawals, as described above.

DETERMINING THE DEATH BENEFIT

For MyPath DB -- Single, the value of the death benefit will be determined as of the Valuation Date coincident with or next following the day we receive due proof of death of the Designated Life at our home office. For MyPath DB -- Joint, the value of the death benefit will be determined as of the Valuation Date coincident with or next following the day we receive due proof of death of the last remaining Designated Life at our home office.

If the Highest Anniversary Death Benefit results in an amount greater than the death benefit provided under the Contract, any amount due as a death benefit in excess of the Contract Value will be paid as a death benefit adjustment and directed into the Guaranteed Interest Options or the Sub-Accounts of the Variable Annuity Account, in the same proportion that each allocation bears to the Contract Value on the date the death benefit is calculated, in fulfillment of the death benefit provisions of the Contract. However, amounts will not be directed into the DCA Fixed Account Option.

WE RESERVE THE RIGHT TO LIMIT THE DEATH BENEFIT TO THE CONTRACT VALUE IN LIEU OF ANY OTHER DEATH BENEFIT VALUE PAYABLE IF WE RECEIVE PROOF OF DEATH MORE THAN ONE YEAR AFTER THE DATE OF DEATH. THIS MAY RESULT IN YOUR BENEFICIARY RECEIVING A DEATH BENEFIT THAT IS LESS THAN WHAT THE BENEFICIARY MAY HAVE OTHERWISE BEEN ENTITLED TO. IN ADDITION, YOU MAY HAVE PAID FOR A DEATH BENEFIT THAT MAY NOT ULTIMATELY BE RECEIVED IN THIS CIRCUMSTANCE.

SPOUSAL CONTINUATION (FOR MYPATH DB -- JOINT)

For MyPath DB -- Joint, if a Designated Life dies and the surviving spouse continues the Contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of the contract continuation. The MyPath DB -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

IMPACT OF DIVORCE

For MyPath DB -- Single, if the Designated Life is removed as the Owner of the Contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath DB -- Joint, if a Designated Life is removed from the Contract due to a divorce or qualified dissolution order, the benefits provided by this rider will be adjusted, as necessary, based on the life of the remaining Designated Life.

RIDER TERMINATION

This death benefit option will terminate on the earliest of:

   (a) for MyPath DB -- Single and MyPath DB -- Joint:

       (1) termination or surrender of the Contract; or

       (2) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or

       (3) the Contract Value is reduced to zero; or

       (4) the date of an ownership change or assignment under the Contract unless:

           (i)the new Owner assumes full ownership of the Contract and is essentially the same person (this includes, but is not limited to: for MyPath DB -- Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath DB -- Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or

          (ii)the assignment is for the purposes of effectuating a 1035 exchange of the Contract; or

   (b) for MyPath DB -- Single:

       (1) the date we receive due proof of death of the Designated Life; or

       (2) the date the Designated Life is removed as a contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath DB -- Joint:

       (1) the date we receive due proof of death of the last remaining Designated Life; or

       (2) the date any death benefits are paid as a lump sum under the terms of the Contract.

See Appendix H for examples of how this optional death benefit works.

The rider cannot be terminated prior to the earliest of the above dates. Upon termination of this rider, the benefits and charges within this rider will terminate. Once terminated, this rider may not be reinstated.

DEATH BENEFITS AFTER ANNUITY PAYMENTS BEGIN

If the Annuitant dies on or after the Annuity Commencement Date, we will pay whatever amount may be required by the terms of the Annuity Payment option selected. The remaining value in the Contract must be distributed at least as rapidly as under the option in effect at the Annuitant's death.

If the Owner dies on or after the Annuity Commencement Date, the Beneficiary will become the new Owner and any remaining payments under the Annuity Payment option selected will continue at least as rapidly as under the Annuity Payment option in effect as of the Owner's death.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the Contract's maturity date or date the death benefit is due and payable. For example, if the payment of death benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the applicable state. This

"escheatment" is revocable, however, and the state is obligated to pay the death benefit proceeds if your beneficiary steps forward to claim it with the proper documentation.

OPTIONAL LIVING BENEFIT RIDERS

Your Contract may also allow you to choose an optional contract feature described below. These are sometimes referred to as "living benefits" and may not be available in every state. We reserve the right to stop offering any or all of the optional contract riders at any time. Before you elect a living benefit you should consider its specific benefits and features carefully. Optional contract features may or may not be beneficial to you depending on your specific circumstances.

In considering your specific circumstances, you may wish to consider how long you intend to hold the Contract; how long you may be required to hold the Contract before you may access the benefit; whether you intend to take withdrawals from the Contract, including how much and how frequently; whether you intend to annuitize the Contract; and what kind of assurances you are seeking in a benefit. Other considerations may apply to your circumstances. There is also a specific charge associated with each optional contract rider which is described in detail in the "Optional Contract Rider Charges" section of this Prospectus. The longer you are required to hold the Contract before the benefit may be utilized generally the more you will pay in charges.

None of the living benefits guarantees an investment return in your Contract Value nor do they guarantee that the income or amounts received will be sufficient to cover any individual's particular needs. You should consider whether the benefits provided by the option and its costs (which reduce Contract Value) are consistent with your financial goals.

All living benefit options terminate once the Contract moves into the pay-out phase, (i.e., once the Contract is annuitized). In purchasing your Contract and when considering the election of a living benefit in this Contract, you should also consider whether annuitizing the Contract will produce better financial results for you than a living benefit option. You should discuss these important considerations with your financial advisor or tax advisor before making a determination.

MYPATH LIFETIME INCOME OPTIONAL RIDERS

We currently offer single and joint versions of the following optional living benefit riders, which are sometimes collectively referred to as the MyPath Lifetime Income optional riders:

  .  MYPATH CORE FLEX (SINGLE AND JOINT),

  .  MYPATH ASCEND 2.0 (SINGLE AND JOINT),

  .  MYPATH SUMMIT (SINGLE AND JOINT), AND

  .  MYPATH VALUE (SINGLE AND JOINT).

Each of the MyPath Lifetime Income optional riders is a guaranteed lifetime withdrawal benefit. Each is an optional rider and can be elected as a single option or as a joint option. The benefits are different between the single options and the joint options, and you should consult your financial advisor to determine which version, if any, is appropriate to your situation. Each optional rider is designed to provide a benefit that guarantees the Owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of a "Designated Life" (described below) for the single versions, and over the lifetime of two "Designated Lives" for the joint versions, regardless of underlying Sub-Account performance. The amount received will be in the form of a withdrawal of Contract Value if the Contract Value is greater than zero or pursuant to the automatic payment phase if the Contract Value is zero.

The MyPath Lifetime Income optional riders do not guarantee investment gains or a minimum Contract Value. Because the GAI is paid in the form of a withdrawal until your Contract Value reaches zero, our obligation to pay you more than your Contract Value will only arise if your entire Contract Value has been exhausted. You can take withdrawals from your Contract without electing one of these options. You should also consider the following:

  . Election of one of these riders may or may not be beneficial to you. Because the benefit is accessed through withdrawals from the Contract, if you do not intend to take withdrawals from the Contract, then the riders are generally not appropriate for you.

  . Withdrawals under the riders are treated like any other contract withdrawal for the purposes of reducing the Contract Value or any other contract feature impacted by a withdrawal.

  . You may only elect a rider at the time the Contract is issued. The rider will be effective on the rider issue date, also known as the rider effective date. Once you elect the option you may not cancel it. You may only elect one of the MyPath Lifetime Income optional riders.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the Contract and the rider.

  . Your entire Contract Value must be allocated to an allocation plan approved by us for use with the rider while the rider is in effect.

  . After the first Contract Year following the optional living benefit rider effective date, subsequent Purchase Payments are limited to a cumulative total of $25,000, without our prior consent.

  . The joint options are not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing a joint rider if you have questions about your spouse's status under federal law.

  . The riders may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

Each of the MyPath Lifetime Income optional riders has restrictions and limitations. These restrictions and limitations include, among others:

   (i) restrictions on the age of each Designated Life,

   (ii)restrictions on whether joint Owners or Annuitants are permitted,

  (iii)restrictions on whether non-natural Owners are permitted, and

   (iv)restrictions on which other optional benefit riders, if any, may also be elected.

The table below summarizes those restrictions and limitations, but does not serve as a complete description of all restrictions and limitations. A complete description of each rider, its benefits, and additional limitations and restrictions follows the table.

---------------------------------------------------------------------------------------------

                        AGE LIMITS FOR EACH
                        DESIGNATED LIFE AT
                         RIDER ISSUE:                     RIDER AVAILABLE WITH:
---------------------------------------------------------------------------------------------

   MYPATH LIFETIME                          JOINT      JOINT       NON-NATURAL OTHER OPTIONAL
INCOME OPTIONAL RIDER   MINIMUM   MAXIMUM   OWNERS   ANNUITANTS       OWNER    BENEFIT RIDERS
---------------------------------------------------------------------------------------------
MyPath Core Flex --       45        80       No    Yes, if natural     Yes      MyPath DB --
  Single                                                Owner                      Single
---------------------------------------------------------------------------------------------
MyPath Core Flex --       45        80       Yes         Yes           No       MyPath DB --
  Joint                                                                            Joint
---------------------------------------------------------------------------------------------
MyPath Ascend 2.0 --      45        80       No    Yes, if natural     Yes          None
  Single                                                Owner
---------------------------------------------------------------------------------------------
MyPath Ascend 2.0 --      45        80       Yes         Yes           No           None
  Joint
---------------------------------------------------------------------------------------------
MyPath Summit --          55        80       No    Yes, if natural     Yes          None
  Single                                                Owner
---------------------------------------------------------------------------------------------
MyPath Summit --          55        80       Yes         Yes           No           None
  Joint
---------------------------------------------------------------------------------------------
MyPath Value -- Single    35        80       No    Yes, if natural     Yes      MyPath DB --
                                                        Owner                      Single
---------------------------------------------------------------------------------------------
MyPath Value -- Joint     35        80       Yes         Yes           No       MyPath DB --
                                                                                   Joint
---------------------------------------------------------------------------------------------

MYPATH CORE FLEX (SINGLE AND JOINT) OPTION

THE BENEFIT

This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Core Flex -- Single, or until the death of both Designated Lives for MyPath Core Flex -- Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base enhancements, benefit base resets, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.

This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it offers the opportunity for new enhancement periods to begin upon benefit base resets. New enhancement periods may be beneficial to those that do not take regular withdrawals for extended periods of time.

Several examples to help show how this rider works are included in Appendix I.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Core Flex --

Single and of the youngest Designated Life for MyPath Core Flex -- Joint, or the rider effective date. The rider effective date is the rider issue date.

CALCULATING THE BENEFIT BASE AND ENHANCEMENT BASE VALUES

BENEFIT BASE

The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base enhancements and benefit base resets, which are also described below.

The initial benefit base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. AFTER THE FIRST CONTRACT ANNIVERSARY, HOWEVER, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A SUBSEQUENT PURCHASE PAYMENT IS RECEIVED AFTER THE FIRST CONTRACT ANNIVERSARY IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR BENEFIT BASE. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.

The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.

The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent Purchase Payments, benefit base enhancements, or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

ENHANCEMENT BASE

The enhancement base is a value that is used to calculate any applicable benefit base enhancement. The enhancement base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The enhancement base may also be increased at the time of a benefit base reset.

The initial enhancement base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the enhancement base will be increased by the amount of the subsequent Purchase Payment. AFTER THE FIRST CONTRACT ANNIVERSARY, HOWEVER, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A SUBSEQUENT PURCHASE PAYMENT IS RECEIVED AFTER THE FIRST CONTRACT ANNIVERSARY IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR ENHANCEMENT BASE. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the enhancement base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the enhancement base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the enhancement base being reduced by more than the actual amount of the withdrawal.

The enhancement base is separate from your Contract Value. The enhancement base may not be withdrawn as a lump sum and is not payable at death.

The enhancement base is subject to a maximum of $4,000,000. This applies to the initial enhancement base, as well as increases due to subsequent Purchase Payments or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the enhancement base provided by this rider.

BENEFIT BASE ENHANCEMENT

For purposes of calculating the benefit base enhancement, the "enhancement period" is the 10 Contract Years following the later of the rider effective date or the date of the most recent benefit base reset (described below). If a benefit base reset does not occur, the enhancement period will terminate 10 Contract Years following the rider effective date. If a benefit base reset occurs, regardless of whether it occurs during an enhancement period, a new 10-year enhancement period will begin.

On each Contract Anniversary during the enhancement period, after each Contract Year in which there have been no withdrawals, we will increase the benefit base by an amount equal to 6.0% multiplied by the enhancement base. This increase in the benefit base is referred to as the benefit base enhancement. We reserve the right to change the percentage used to determine the benefit base enhancement for MyPath Core Flex (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.

For any Contract Year during the enhancement period in which you take a withdrawal, regardless of whether the amount of the withdrawal is greater than, less than, or equal to, the GAI, you will not receive the benefit base enhancement for that Contract Year. However, you may receive a benefit base enhancement in each of the remaining Contract Years in the enhancement period if you do not take a withdrawal for that Contract Year. The enhancement period will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement for those years. Nor will the enhancement period be extended for years in which you do not take a withdrawal. The enhancement period will only change upon a benefit base reset, in which case a new 10-year enhancement period will begin.

Because rider charges apply to the greater of the benefit base or Contract Value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the enhancement.

BENEFIT BASE RESET

On each Contract Anniversary, immediately following application of any applicable benefit base enhancement, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset. If a benefit base reset occurs, the enhancement base will increase to the value of the benefit base following the benefit base reset, and a new 10-year enhancement period will begin.

On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Core Flex exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled "Contract Charges and Fees -- Optional Contract Rider Charges," regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled "Contract Charges and Fees" for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO FURTHER INCREASE TO THE BENEFIT BASE, WHICH MAY MEAN YOUR BENEFIT UNDER THE RIDER WILL NOT HAVE THE OPPORTUNITY TO INCREASE IN THE FUTURE. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

CALCULATING THE GUARANTEED ANNUAL INCOME (GAI)

The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint at the time of the first withdrawal.

The annual income percentages are as follows:

                      MYPATH CORE FLEX -- SINGLE MYPATH CORE FLEX -- JOINT
           AGE         ANNUAL INCOME PERCENTAGE  ANNUAL INCOME PERCENTAGE
           ---        -------------------------- -------------------------
      through age 64             4.10%                     3.85%
          65-74                  5.10%                     4.85%
          75-79                  5.35%                     5.10%
           80+                   6.10%                     5.85%

We reserve the right to change the annual income percentage for MyPath Core Flex (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.

The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint, on the date of the benefit base reset.

Upon an increase in the benefit base pursuant to a subsequent Purchase Payment, benefit base enhancement, or benefit base reset, the GAI will be recalculated to be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the subsequent Purchase Payment, benefit base enhancement, or benefit base reset, as applicable, and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.

The applicable annual income percentage will be based on the age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.

For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.

AFTER THE FIRST CONTRACT YEAR FOLLOWING THE OPTIONAL LIVING BENEFIT RIDER EFFECTIVE DATE, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A PURCHASE PAYMENT IS RECEIVED IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE, BENEFIT BASE, OR ENHANCEMENT BASE.

WITHDRAWALS

You should consider the following before taking a withdrawal under this Contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of reducing the Contract Value or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the Contract. In this event the Contract is not eligible for the automatic payment phase and the Contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your Contract.

  . If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your Contract.

  . Any provision in your Contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.

If you choose the CustomChoice Allocation Option or the SimpleChoice Asset Allocation Portfolios, any withdrawals you take will be deducted from the Sub-Accounts of the Variable Annuity Account proportionate to the Contract Value. If you choose to allocate to the "allowable Sub-Accounts" (described below) instead, you may take a withdrawal from any allowable Sub-Account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your Contract prior to the benefit date, it will cause the benefit base, enhancement base, and the GAI to be recalculated and reduced. The benefit base and enhancement base will each be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the Contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this Contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base, enhancement base, or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.

Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base, enhancement base, and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base and enhancement base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base and enhancement base, the greater the reduction in the benefit base and enhancement base.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Core Flex -- Single or of the youngest Designated Life for MyPath Core Flex -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

EXCESS WITHDRAWALS CAN REDUCE FUTURE BENEFITS BY MORE THAN THE DOLLAR AMOUNT OF THE EXCESS WITHDRAWAL.

REQUIRED MINIMUM DISTRIBUTIONS FOR APPLICABLE QUALIFIED CONTRACTS

For purposes of this rider, the RMD is equal to the amount needed based on the value of your Contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual Contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

While this Contract is subject to RMD provisions, the benefit will be treated as follows:

  . Each Contract Year the GAI will be calculated as described in the "Calculating the Guaranteed Annual Income" section above. The GAI will not be changed based on the RMD requirement.

  . If the RMD amount is greater than the GAI, the benefit base, enhancement base, and GAI will not be reduced for withdrawals up to the RMD amount.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base, enhancement base, and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a Contract Year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2016 Contract Year ending March 31, 2017 is $5,000. The RMDs for calendar years 2016 and 2017 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2016 and $2,000 in the first quarter of calendar year 2017, then the Owner will have withdrawn $6,500 for the 2016 Contract Year (April 1 to March 31). Since the sum of the Owner's withdrawals for the 2016 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2017, he or she takes it in the last quarter of 2016. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Each of the allocation plans is discussed below, and you may only elect to utilize one allocation plan at a time. The approved allocation plans currently include:

   a)  100% allocation among allowable Sub-Accounts; or

   b)  100% allocation to the CustomChoice Allocation Option; or

   c)  100% allocation to a SimpleChoice Asset Allocation Portfolio.

A) ALLOWABLE SUB-ACCOUNTS: When you elect this allocation plan, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as "allowable Sub-Accounts." Each of these Portfolios is a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account's prospectus which is part of the underlying Funds prospectus.

The allowable Sub-Accounts currently include:


 .  AB Dynamic Asset Allocation         .  SFT Advantus Dynamic Managed
    Portfolio                              Volatility Fund
 .  Goldman Sachs VIT Global Trends     .  SFT Advantus Managed Volatility
    Allocation Fund                        Equity Fund
 .  Ivy VIP Pathfinder Moderate --      .  TOPS(R) Managed Risk Flex ETF
    Managed Volatility                     Portfolio
 .  PIMCO VIT Global Diversified
    Allocation Portfolio

B) THE CUSTOMCHOICE ALLOCATION OPTION: This allocation plan requires that you allocate Purchase Payments or your Contract Value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within certain groups. If you elect the CustomChoice Allocation Option, your Contract Value will be automatically rebalanced each quarter according to the CustomChoice allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are previously described in detail in this Prospectus in the section entitled "Description of the Contract -- CustomChoice Allocation Option."

C) THE SIMPLECHOICE ASSET ALLOCATION PORTFOLIOS: This allocation plan requires that you allocate Purchase Payments or your Contract Value to a SimpleChoice Asset Allocation Portfolio. The SimpleChoice Asset Allocation Portfolios are previously described in detail in this Prospectus in the section entitled "Description of the Contract -- SimpleChoice Asset Allocation Portfolios." You may also ask your representative for a brochure describing the allocations of the SimpleChoice Asset Allocation Portfolios. In the SimpleChoice Asset Allocation Portfolios, the Contract Value will be automatically rebalanced each calendar quarter according to the SimpleChoice Asset Allocation Portfolio you elected.

The allowable Sub-Accounts, CustomChoice Allocation Option, and the SimpleChoice Asset Allocation Portfolios are each designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allocation plan you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allocation plan. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.

You may reallocate the full Contract Value from one currently approved allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the Valuation Date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.

AUTOMATIC PAYMENT PHASE

If the Contract Value is reduced to zero, the Contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset or benefit base enhancement. If the Contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the Contract and this rider will terminate. This means that the GAI will be zero and your Contract will not enter the automatic payment phase.

We will notify you by letter if your Contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Core Flex -- Single and of both Designated Lives for MyPath Core Flex -- Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Core Flex -- Single and of both Designated Lives for MyPath Core Flex -- Joint, this rider terminates and no further benefits are payable under this rider or the Contract.

ANNUITY PAYMENTS

If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base, enhancement base, and GAI. BE SURE TO READ THE SECTION ENTITLED "ANNUITIZATION BENEFITS AND OPTIONS" IF YOU ARE CONSIDERING ANNUITIZING YOUR CONTRACT.

If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Core Flex rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Core Flex -- Single and of both Designated Lives for MyPath Core Flex -- Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the Maturity Date and the required beginning of Annuity Payments.

SPOUSAL CONTINUATION (FOR MYPATH CORE FLEX -- JOINT)

For MyPath Core Flex -- Joint, if a Designated Life dies and the surviving spouse continues the Contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the Contract and this rider, he or she will continue to be subject to the MyPath Core Flex -- Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Core Flex -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

IMPACT OF DIVORCE

For MyPath Core Flex -- Single, if the Designated Life is removed as the Owner of the Contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath Core Flex -- Joint, if a Designated Life is removed from the Contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.

RIDER TERMINATION

Once you elect the MyPath Core Flex rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) For MyPath Core Flex -- Single and MyPath Core Flex -- Joint:

       (1) termination or surrender of the Contract (Note -- a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the Contract); or

       (2) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or

       (3) the date of an ownership change or assignment under the Contract unless:

           (i)the new Owner assumes full ownership of the Contract and is essentially the same person (this includes, but is not limited to: for MyPath Core Flex -- Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Core Flex -- Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or

          (ii)the assignment is for the purposes of effectuating a 1035 exchange of the Contract; or

   (b) for MyPath Core Flex -- Single:

       (1) the date we receive due proof of death of the Designated Life; or

       (2) the date the Designated Life is removed as a contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath Core Flex -- Joint:

       (1) the date we receive due proof of death of the last remaining Designated Life; or

       (2) the date any death benefits are paid as a lump sum under the terms of the Contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the Contract.

MYPATH ASCEND 2.0 (SINGLE AND JOINT) OPTION

THE BENEFIT

This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Ascend
2.0 -- Single, or until the death of both Designated Lives for MyPath Ascend
2.0 -- Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals before the benefit date or in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit. See the descriptions of "Withdrawals" and "Adjustments for Withdrawals" below for additional detail. In addition, if you take any withdrawals from the Contract prior to the 12th Contract Anniversary following the rider effective date, or prior to the Contract Anniversary on or following the 67th birthday of the Designated Life for MyPath Ascend 2.0 -- Single, or the youngest Designated Life for MyPath Ascend 2.0 -- Joint, whichever is later, you will not be eligible for the 200% benefit base guarantee. Not being eligible for the 200% benefit base guarantee means you will not be guaranteed to have the benefit base increase by 200%. However, you are still eligible to receive the GAI under the rider, as determined in the manner described below.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base enhancements, benefit base resets, the 200% benefit base guarantee, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments are described in detail below.

This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it offers the highest percentage used to calculate a benefit base enhancement, but it is limited to only one 12-year enhancement period. Higher benefit base enhancements, without the opportunity for new enhancement periods to begin, may be beneficial to those who intend to begin withdrawals within, or shortly after, 12 Contract Years following the rider issue date. This rider is also the only option currently available that offers the 200% benefit base guarantee (i.e., where the benefit base may be increased to 200% of the Purchase Payments made before the first Contract Anniversary, subject to the benefit base maximum). The 200% benefit base guarantee is described in detail below. There is a specific charge associated with the rider, which is described in detail in the "Optional Contract Rider Charges" section of this Prospectus, but there is not a separate charge for the 200% benefit base guarantee component of the rider. The 200% benefit base guarantee may be beneficial to those who intend to take withdrawals shortly after waiting 12 Contract Years following the rider issue date or, if later, until the Contract Anniversary on or following the 67th birthday of the Designated Life for MyPath Ascend 2.0 -- Single, or the youngest Designated Life for MyPath Ascend 2.0 -- Joint.

Several examples designed to help show how this rider works are included in Appendix L.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Ascend 2.0 -- Single and of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, or the rider effective date. The rider effective date is the rider issue date.

CALCULATING THE BENEFIT BASE AND ENHANCEMENT BASE VALUES

BENEFIT BASE

The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base enhancements, benefit base resets, and the 200% benefit base guarantee, which are also described below.

The initial benefit base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. AFTER THE FIRST CONTRACT ANNIVERSARY, HOWEVER, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A SUBSEQUENT PURCHASE PAYMENT IS RECEIVED AFTER THE FIRST CONTRACT ANNIVERSARY IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR BENEFIT BASE. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.

The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.

The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent Purchase Payments, benefit base enhancements, benefit base resets, or the 200% benefit base guarantee. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

ENHANCEMENT BASE

The enhancement base is a value that is used to calculate any applicable benefit base enhancement. The enhancement base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The enhancement base may also be increased at the time of a benefit base reset, if the benefit base reset occurs during the enhancement period, which is more fully described below.

The initial enhancement base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the enhancement base will be increased by the amount of the subsequent Purchase Payment. AFTER THE FIRST CONTRACT ANNIVERSARY, HOWEVER, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A SUBSEQUENT PURCHASE PAYMENT IS RECEIVED AFTER THE FIRST CONTRACT ANNIVERSARY IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR ENHANCEMENT BASE. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the enhancement base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the enhancement base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the enhancement base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the enhancement base being reduced by more than the actual amount of the withdrawal.

The enhancement base is separate from your Contract Value. The enhancement base may not be withdrawn as a lump sum and is not payable at death.

The enhancement base is subject to a maximum of $4,000,000. This applies to the initial enhancement base, as well as increases due to subsequent Purchase Payments or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the enhancement base provided by this rider.

BENEFIT BASE ENHANCEMENT

For purposes of calculating the benefit base enhancement, the "enhancement period" is the 12 Contract Years following the rider effective date. The enhancement period, and the potential for any benefit base enhancement, will terminate 12 Contract Years following the rider effective date.

On each Contract Anniversary during the enhancement period, after each Contract Year in which there have been no withdrawals, we will increase the benefit base by an amount equal to 7.0% multiplied by the enhancement base. This increase in the benefit base is referred to as the benefit base enhancement. We reserve the right to change the percentage used to determine the benefit base enhancement for MyPath Ascend 2.0 (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.

For any Contract Year during the enhancement period in which you take a withdrawal, regardless of whether the amount of the withdrawal is greater than, less than, or equal to, the GAI, you will not receive the benefit base enhancement for that Contract Year. However, you may receive a benefit base enhancement in each of the remaining Contract Years in the enhancement period if you do not take a withdrawal for that Contract Year. The enhancement period will not be extended for any reason, including for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement for those years.

Because rider charges apply to the greater of the benefit base or Contract Value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the benefit base enhancement.

BENEFIT BASE RESET

On each Contract Anniversary, immediately following application of any applicable benefit base enhancement, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset. If a benefit base reset occurs during the enhancement period, the enhancement base will increase to the value of the benefit base following the benefit base reset. The enhancement period, however, will not be affected by the benefit base reset.

On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Ascend 2.0 exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled "Contract Charges and Fees -- Optional Contract Rider Charges," regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled "Contract Charges and Fees" for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO FURTHER INCREASE TO THE BENEFIT BASE, WHICH MAY MEAN YOUR BENEFIT UNDER THE RIDER WILL NOT HAVE THE OPPORTUNITY TO INCREASE IN THE FUTURE. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

200% BENEFIT BASE GUARANTEE

On the later of the 12th Contract Anniversary following the rider effective date, or the Contract Anniversary on or following the 67th birthday of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, if no withdrawals have been taken from the Contract, the 200% benefit base guarantee is equal to the sum of (a) and (b), where:

   (a) is all Purchase Payments made before the first Contract Anniversary multiplied by 200%, and

   (b) is all subsequent Purchase Payments made on or after the first Contract Anniversary.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, the benefit base will be set equal to the 200% benefit base guarantee. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $4,000,000. Accordingly, if your Purchase Payments made before the first Contract Anniversary are over $2,000,000, you will not receive the full value of the 200% benefit base guarantee because 200% of those Purchase Payments will exceed the $4,000,000 benefit base maximum. In that case, your benefit base will be adjusted to $4,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or Contract Value, the 200% benefit base guarantee may result in an increased cost of the rider if the benefit base is greater than the Contract Value as a result of the 200% benefit base guarantee. See Appendix L for examples of how the 200% benefit base guarantee is calculated.

CALCULATING THE GUARANTEED ANNUAL INCOME (GAI)

The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint at the time of the first withdrawal.

The annual income percentages are as follows:

                     MYPATH ASCEND 2.0 -- SINGLE MYPATH ASCEND 2.0 -- JOINT
          AGE         ANNUAL INCOME PERCENTAGE    ANNUAL INCOME PERCENTAGE
          ---        --------------------------- --------------------------
     through age 64             4.10%                       3.75%
         65-74                  5.10%                       4.75%
         75-79                  5.35%                       5.00%
          80+                   6.10%                       5.75%

We reserve the right to change the annual income percentage for MyPath Ascend
2.0 (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.

The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, on the date of the benefit base reset.

Upon an increase in the benefit base pursuant to a subsequent Purchase Payment, benefit base enhancement, benefit base reset, or 200% benefit base guarantee, the GAI will be recalculated to be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the subsequent Purchase Payment, benefit base enhancement, benefit base reset, or 200% benefit base guarantee, as applicable, and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.

The applicable annual income percentage will be based on the age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.

For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.

AFTER THE FIRST CONTRACT YEAR FOLLOWING THE OPTIONAL LIVING BENEFIT RIDER EFFECTIVE DATE, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A PURCHASE PAYMENT IS RECEIVED IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE, BENEFIT BASE, OR ENHANCEMENT BASE.

WITHDRAWALS

You should consider the following before taking a withdrawal under this Contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of reducing the Contract Value or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the Contract. In this event the Contract is not eligible for the automatic payment phase and the Contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your Contract.

  . If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base, enhancement base, and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your Contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your Contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.

You may take a withdrawal from any "allowable Sub-Account" (described below) in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your Contract prior to the benefit date, it will cause the benefit base, enhancement base, and the GAI to be recalculated and reduced. The benefit base and enhancement base will each be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the Contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this Contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base, enhancement base, or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.

Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base, enhancement base, and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base and enhancement base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base and enhancement base, the greater the reduction in the benefit base and enhancement base.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Ascend 2.0 -- Single or of the youngest Designated Life for MyPath Ascend 2.0 -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

EXCESS WITHDRAWALS CAN REDUCE FUTURE BENEFITS BY MORE THAN THE DOLLAR AMOUNT OF THE EXCESS WITHDRAWAL.

REQUIRED MINIMUM DISTRIBUTIONS FOR APPLICABLE QUALIFIED CONTRACTS

For purposes of this rider, the RMD is equal to the amount needed based on the value of your Contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

While this Contract is subject to RMD provisions, the benefit will be treated as follows:

  . Each Contract Year the GAI will be calculated as described in the "Calculating the Guaranteed Annual Income" section above. The GAI will not be changed based on the RMD requirement.

  . If the RMD amount is greater than the GAI, the benefit base, enhancement base, and GAI will not be reduced for withdrawals up to the RMD amount.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base, enhancement base, and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a Contract Year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2016 Contract Year ending March 31, 2017 is $5,000. The RMDs for calendar years 2016 and 2017 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2016 and $2,000 in the first quarter of calendar year 2017, then the Owner will have withdrawn $6,500 for the 2016 Contract Year (April 1 to March 31). Since the sum of the Owner's withdrawals for the 2016 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2017, he or she takes it in the last quarter of 2016. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:

  .  100% allocation among allowable Sub-Accounts

ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as "allowable Sub-Accounts." Each of these Portfolios is a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account's prospectus which is part of the underlying Funds prospectus.

The allowable Sub-Accounts currently include:

 .  AB Dynamic Asset Allocation         .  SFT Advantus Dynamic Managed
    Portfolio                              Volatility Fund
 .  Goldman Sachs VIT Global Trends     .  SFT Advantus Managed Volatility
    Allocation Fund                        Equity Fund
 .  Ivy VIP Pathfinder Moderate --      .  TOPS(R) Managed Risk Flex ETF
    Managed Volatility                     Portfolio
 .  PIMCO VIT Global Diversified
    Allocation Portfolio

The allowable Sub-Accounts are designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allowable Sub-Account you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allowable Sub-Account. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.

We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.

AUTOMATIC PAYMENT PHASE

If the Contract Value is reduced to zero, the Contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset, benefit base enhancement, or 200% benefit base guarantee. If the Contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the Contract and this rider will terminate. This means that the GAI will be zero and your Contract will not enter the automatic payment phase.

We will notify you by letter if your Contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Ascend 2.0 -- Single and of both Designated Lives for MyPath Ascend 2.0 -- Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Ascend 2.0 -- Single and of both Designated Lives for MyPath Ascend 2.0 -- Joint, this rider terminates and no further benefits are payable under this rider or the Contract.

ANNUITY PAYMENTS

If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your Contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base, enhancement base, and GAI. BE SURE TO READ THE SECTION ENTITLED "ANNUITIZATION BENEFITS AND OPTIONS" IF YOU ARE CONSIDERING ANNUITIZING YOUR CONTRACT.

If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Ascend 2.0 rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Ascend 2.0 -- Single and of both Designated Lives for MyPath Ascend 2.0 -- Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the Maturity Date and the required beginning of Annuity Payments.

SPOUSAL CONTINUATION (FOR MYPATH ASCEND 2.0 -- JOINT)

For MyPath Ascend 2.0 -- Joint, if a Designated Life dies and the surviving spouse continues the Contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the Contract and this rider, he or she will continue to be subject to the MyPath Ascend 2.0 -- Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Ascend 2.0 -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

IMPACT OF DIVORCE

For MyPath Ascend 2.0 -- Single, if the Designated Life is removed as the Owner of the Contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath Ascend 2.0 -- Joint, if a Designated Life is removed from the Contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.

RIDER TERMINATION

Once you elect the MyPath Ascend 2.0 rider, you may not elect to cancel it. The rider will automatically terminate at the earliest of:

   (a) for MyPath Ascend 2.0 -- Single and MyPath Ascend 2.0 -- Joint:

       (1) termination or surrender of the Contract (Note -- a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the Contract); or

       (2) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or

       (3) the date of an ownership change or assignment under the Contract unless:

           (i)the new Owner assumes full ownership of the Contract and is essentially the same person (this includes, but is not limited to: for MyPath Ascend 2.0 -- Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Ascend 2.0 -- Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or

          (ii)the assignment is for the purposes of effectuating a 1035 exchange of the Contract; or

   (b) for MyPath Ascend 2.0 -- Single:

       (1) the date we receive due proof of death of the Designated Life; or

       (2) the date the Designated Life is removed as a Contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath Ascend 2.0 -- Joint:

       (1) the date we receive due proof of death of the last remaining Designated Life; or

       (2) the date any death benefits are paid as a lump sum under the terms of the Contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the Contract.

MYPATH SUMMIT (SINGLE AND JOINT) OPTION

THE BENEFIT

This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Summit -- Single, or until the death of both Designated Lives for MyPath Summit -- Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base resets, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.

This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it offers the highest annual income percentages used in calculating the GAI, but does not offer the opportunity for benefit base enhancements. Higher annual income percentages without benefit base enhancements may be beneficial to those that intend to take withdrawals shortly after the rider issue date and intend to take regular withdrawals.

Several examples to help show how this rider works are included in Appendix J.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Summit -- Single and of the youngest Designated Life for MyPath Summit -- Joint, or the rider effective date. The rider effective date is the rider issue date.

CALCULATING THE BENEFIT BASE VALUES

BENEFIT BASE

The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base resets, which is also described below.

The initial benefit base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. AFTER THE FIRST CONTRACT ANNIVERSARY, HOWEVER, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A SUBSEQUENT PURCHASE PAYMENT IS RECEIVED AFTER THE FIRST CONTRACT ANNIVERSARY IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR BENEFIT BASE. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.

The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.

The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent Purchase Payments or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

BENEFIT BASE RESET

On each Contract Anniversary, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset.

On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Summit exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled "Contract Charges and Fees -- Optional Contract Rider Charges," regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled "Contract Charges and Fees" for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO FURTHER INCREASE TO THE BENEFIT BASE, WHICH MAY MEAN YOUR BENEFIT UNDER THE RIDER WILL NOT HAVE THE OPPORTUNITY TO INCREASE IN THE FUTURE. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

CALCULATING THE GUARANTEED ANNUAL INCOME (GAI)

The GAI will be equal to the benefit base multiplied by the annual income percentage (described below) based on the age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint. The annual income percentage will be determined at the time of the first withdrawal, and will be based on the age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint at the time of the first withdrawal.

The annual income percentages are as follows:

                       MYPATH SUMMIT -- SINGLE   MYPATH SUMMIT -- JOINT
            AGE        ANNUAL INCOME PERCENTAGE ANNUAL INCOME PERCENTAGE
            ---        ------------------------ ------------------------
       through age 64            4.35%                    4.00%
           65-74                 5.35%                    5.00%
           75-79                 5.60%                    5.25%
            80+                  6.35%                    6.00%

We reserve the right to change the annual income percentage for MyPath Summit (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.

The annual income percentage will not change after it is determined as of the date of the first withdrawal, except in the case of a benefit base reset. Upon a benefit base reset, the annual income percentage will be re-determined based on the age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint, on the date of the benefit base reset.

Upon an increase in the benefit base pursuant to a subsequent Purchase Payment or benefit base reset, the GAI will be recalculated to be equal to
(a) multiplied by (b) where:

   (a) is the benefit base following the subsequent Purchase Payment or benefit base reset, as applicable, and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.

The applicable annual income percentage will be based on the age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset. The annual income percentage will not be reevaluated upon a subsequent Purchase Payment.

For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.

AFTER THE FIRST CONTRACT YEAR FOLLOWING THE OPTIONAL LIVING BENEFIT RIDER EFFECTIVE DATE, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A PURCHASE PAYMENT IS RECEIVED IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR BENEFIT BASE.

WITHDRAWALS

You should consider the following before taking a withdrawal under this Contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of reducing the Contract Value or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the Contract. In this event the Contract is not eligible for the automatic payment phase and the Contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your Contract.

  . If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your Contract.

  . Any provision in your Contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.

You may take a withdrawal from any "allowable Sub-Account" (described below) in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your Contract prior to the benefit date, it will cause the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the Contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this Contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.

Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base, the greater the reduction in the benefit base.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and

   (b) is the annual income percentage based on the applicable age of the Designated Life for MyPath Summit -- Single or of the youngest Designated Life for MyPath Summit -- Joint, as of the later of the date of the first withdrawal or the date of the most recent benefit base reset.

EXCESS WITHDRAWALS CAN REDUCE FUTURE BENEFITS BY MORE THAN THE DOLLAR AMOUNT OF THE EXCESS WITHDRAWAL.

REQUIRED MINIMUM DISTRIBUTIONS FOR APPLICABLE QUALIFIED CONTRACTS

For purposes of this rider, the RMD is equal to the amount needed based on the value of your Contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable Contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

While this Contract is subject to RMD provisions, the benefit will be treated as follows:

  . Each Contract Year the GAI will be calculated as described in the "Calculating the Guaranteed Annual Income" section above. The GAI will not be changed based on the RMD requirement.

  . If the RMD amount is greater than the GAI, the benefit base and GAI will not be reduced for withdrawals up to the RMD amount.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a Contract Year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2016 Contract Year ending March 31, 2017 is $5,000. The RMDs for calendar years 2016 and 2017 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2016 and $2,000 in the first quarter of calendar year 2017, then the Owner will have withdrawn $6,500 for the 2016 Contract Year (April 1 to March 31). Since the sum of the Owner's withdrawals for the 2016 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2017, he or she takes it in the last quarter of 2016. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Currently, the only approved allocation plan is:

  .  100% allocation among allowable Sub-Accounts

ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as "allowable Sub-Accounts." Each of these Portfolios is a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account's prospectus which is part of the underlying Funds prospectus.

The allowable Sub-Accounts currently include:

 -----------------------------------------------------------------------------
  . AB Dynamic Asset Allocation          . SFT Advantus Dynamic Managed
    Portfolio                              Volatility Fund
  . Goldman Sachs VIT Global Trends      . SFT Advantus Managed Volatility
    Allocation Fund                        Equity Fund
  . Ivy VIP Pathfinder Moderate --       . TOPS(R) Managed Risk Flex ETF
    Managed Volatility                     Portfolio
  . PIMCO VIT Global Diversified
    Allocation Portfolio
 -----------------------------------------------------------------------------

The allowable Sub-Accounts are designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allowable Sub-Account you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allowable Sub-Account. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.

We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.

AUTOMATIC PAYMENT PHASE

If the Contract Value is reduced to zero, the Contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset. If the Contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the Contract and this rider will terminate. This means that the GAI will be zero and your Contract will not enter the automatic payment phase.

We will notify you by letter if your Contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Summit -- Single and of both Designated Lives for MyPath Summit -- Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Summit -- Single and of both Designated Lives for MyPath Summit -- Joint, this rider terminates and no further benefits are payable under this rider or the Contract.

ANNUITY PAYMENTS

If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your Contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. BE SURE TO READ THE SECTION ENTITLED "ANNUITIZATION BENEFITS AND OPTIONS" IF YOU ARE CONSIDERING ANNUITIZING YOUR CONTRACT.

If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Summit rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Summit -- Single and of both Designated Lives for MyPath Summit -- Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the Maturity Date and the required beginning of Annuity Payments.

SPOUSAL CONTINUATION (FOR MYPATH SUMMIT -- JOINT)

For MyPath Summit -- Joint, if a Designated Life dies and the surviving spouse continues the Contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the Contract and this rider, he or she will continue to be subject to the MyPath Summit -- Joint rider charge, and any future GAI calculations will be based on the life of the surviving spouse as the sole Designated Life. The MyPath Summit -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

IMPACT OF DIVORCE

For MyPath Summit -- Single, if the Designated Life is removed as the Owner of the Contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath Summit -- Joint, if a Designated Life is removed from the Contract due to a divorce or qualified dissolution order, any future GAI calculations will be based on the life of the remaining Designated Life. The rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.

RIDER TERMINATION

Once you elect the MyPath Summit rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) For MyPath Summit -- Single and MyPath Summit -- Joint:

       (1) termination or surrender of the Contract (Note -- a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the Contract); or

       (2) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or

       (3) the date of an ownership change or assignment under the Contract unless:

           (i)the new Owner assumes full ownership of the Contract and is essentially the same person (this includes, but is not limited to: for MyPath Summit -- Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Summit -- Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or

          (ii)the assignment is for the purposes of effectuating a 1035 exchange of the Contract; or

   (b) for MyPath Summit -- Single:

       (1) the date we receive due proof of death of the Designated Life; or

       (2) the date the Designated Life is removed as a contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath Summit -- Joint:

       (1) the date we receive due proof of death of the last remaining Designated Life; or

       (2) the date any death benefits are paid as a lump sum under the terms of the Contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the Contract.

MYPATH VALUE (SINGLE AND JOINT) OPTION

THE BENEFIT

This rider guarantees that in each Contract Year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of the Designated Life for MyPath Value -- Single, or until the death of both Designated Lives for MyPath Value -- Joint. The amount received will be in the form of a withdrawal of Contract Value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single Contract Year in excess of the GAI, it may result in a reduced GAI, as described below, and negatively impact your benefit.

The GAI is determined by multiplying the annual income percentage by an amount referred to as the benefit base. The benefit base may be adjusted for benefit base resets, subsequent Purchase Payments, and withdrawals. The methods used to calculate the GAI, the benefit base, and each of the benefit base adjustments is described in detail below.

This rider differs, in part, from the other MyPath Lifetime Income optional riders in that it is the lowest cost option, but does not offer the opportunity for benefit base enhancements or different annual income percentages based on the age of the Designated Life. This may be beneficial to those who are seeking a guaranteed minimum annual withdrawal amount at a cost that is lower than the other MyPath Lifetime Income optional riders.

Several examples to help show how this rider works are included in Appendix K.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the Contract Anniversary following the 59th birthday of the Designated Life for MyPath Value -- Single and of the youngest Designated Life for MyPath Value -- Joint, or the rider effective date. The rider effective date is the rider issue date.

CALCULATING THE BENEFIT BASE VALUES

BENEFIT BASE

The benefit base is a value that is used to calculate the amount of GAI available for withdrawal under this rider. The benefit base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals, and is subject to a maximum, each of which is described below. The benefit base may also be adjusted for benefit base resets, which is also described below.

The initial benefit base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. AFTER THE FIRST CONTRACT ANNIVERSARY, HOWEVER, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A SUBSEQUENT PURCHASE PAYMENT IS RECEIVED AFTER THE FIRST CONTRACT ANNIVERSARY IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR BENEFIT BASE. For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no immediate increase to the benefit base as a result of the Purchase Payment.

Prior to the benefit date, any amount you withdraw is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

After the benefit date, if the total amount you withdraw in a single Contract Year is less than or equal to the GAI, as described below, the benefit base will not be reduced.

After the benefit date, if the total amount you withdraw in a single Contract Year is in excess of the GAI, the additional amount withdrawn in excess of the GAI is considered an excess withdrawal and will cause the benefit base to be reduced on a Pro-rata Basis.

Reductions on a Pro-rata Basis may result in the benefit base being reduced by more than the actual amount of the withdrawal.

The benefit base is separate from your Contract Value. The benefit base may not be withdrawn as a lump sum and is not payable at death.

The benefit base is subject to a maximum of $4,000,000. This applies to the initial benefit base, as well as increases due to subsequent Purchase Payments or benefit base resets. Because of this maximum, if you make large Purchase Payments, you may not realize the full benefit of increases in the benefit base provided by this rider.

BENEFIT BASE RESET

On each Contract Anniversary, the benefit base will be increased to the Contract Value if the Contract Value is greater than the benefit base. This increase in the benefit base is referred to as the benefit base reset.

On each date of a benefit base reset, if the rider charge applicable to new customers purchasing MyPath Value exceeds your current rider charge and the benefit base increases to the Contract Value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. The rider charge following the increase will also not exceed the maximum annual rider charge shown in the section of this Prospectus entitled "Contract Charges and Fees -- Optional Contract Rider Charges," regardless of the charge applicable to new customers. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled "Contract Charges and Fees" for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO FURTHER INCREASE TO THE BENEFIT BASE, WHICH MAY MEAN YOUR BENEFIT UNDER THE RIDER WILL NOT HAVE THE OPPORTUNITY TO INCREASE IN THE FUTURE. You will be notified in writing a minimum of 30 days prior to the date of the potential benefit base reset that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the date of the potential benefit base reset. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

CALCULATING THE GUARANTEED ANNUAL INCOME (GAI)

The GAI will be equal to the benefit base multiplied by the applicable annual income percentage (described below). The annual income percentage will not change while the rider is in effect.

The annual income percentages are as follows:

                     MYPATH VALUE -- SINGLE   MYPATH VALUE -- JOINT
            AGE     ANNUAL INCOME PERCENTAGE ANNUAL INCOME PERCENTAGE
            ---     ------------------------ ------------------------
          All ages            4.10%                    3.85%

We reserve the right to change the annual income percentage for MyPath Value (Single and Joint) riders that are issued in the future, and may disclose these changes in a Rate Sheet Prospectus Supplement.

Upon an increase in the benefit base pursuant to a subsequent Purchase Payment or benefit base reset, the GAI will be recalculated to be equal to
(a) multiplied by (b) where:

   (a) is the benefit base following the subsequent Purchase Payment or benefit base reset, as applicable, and

   (b) is the applicable annual income percentage.

Subsequent Purchase Payments and withdrawals will adjust the GAI as described below. If you purchased a Qualified Contract, withdrawals taken to satisfy any required minimum distribution requirements may not adjust the GAI, if certain conditions are satisfied. Please see the description of Required Minimum Distributions for Applicable Qualified Contracts below.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

For each subsequent Purchase Payment received by us prior to the later of the first Contract Anniversary or the date of the first withdrawal, the benefit base will be increased by the amount of the subsequent Purchase Payment. If a subsequent Purchase Payment increases the benefit base, the GAI will be recalculated to be equal to the new benefit base multiplied by the applicable annual income percentage.

For any subsequent Purchase Payment received by us on or after the later of the first Contract Anniversary or the date of the first withdrawal, there will be no increase to the benefit base as a result of the Purchase Payment. As a result, there will be no immediate increase to the GAI.

AFTER THE FIRST CONTRACT YEAR FOLLOWING THE OPTIONAL LIVING BENEFIT RIDER EFFECTIVE DATE, SUBSEQUENT PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. IF A PURCHASE PAYMENT IS RECEIVED IN EXCESS OF $25,000 WITHOUT OUR CONSENT, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR BENEFIT BASE.

WITHDRAWALS

You should consider the following before taking a withdrawal under this Contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of reducing the Contract Value or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the Contract Value to zero is considered a surrender of the Contract. In this event the Contract is not eligible for the automatic payment phase and the Contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your Contract.

  . If you decide to apply an amount less than the entire Contract Value to provide Annuity Payments under an Annuity Payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your Contract.

  . Any provision in your Contract requiring there be a minimum Contract Value following any withdrawal is waived while this rider is in effect.

If you choose the CustomChoice Allocation Option or the SimpleChoice Asset Allocation Portfolios, any withdrawals you take will be deducted from the Sub-Accounts of the Variable Annuity Account proportionate to the Contract Value. If you choose to allocate to the "allowable Sub-Accounts" (described below) instead, you may take a withdrawal from any allowable Sub-Account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your Contract prior to the benefit date, it will cause the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced on a Pro-rata Basis, which may result in a reduction that is greater than the amount of the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the applicable annual income percentage.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each Contract Year after the benefit date, you may withdraw an amount less than or equal to the GAI or, if the contract is a Qualified Contract, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the Contract Value by the amount of the withdrawal, but will not reduce the benefit base or GAI. If withdrawals in any Contract Year are less than the GAI, the remaining GAI may not be carried forward to future Contract Years.

Any amount you withdraw in a single Contract Year after the benefit date which is in excess of the greater of the GAI or RMD is an excess withdrawal. The portion of each individual withdrawal during a Contract Year that is treated as an excess withdrawal is equal to the amount withdrawn less any GAI or RMD remaining prior to the withdrawal for that Contract Year. An excess withdrawal will cause the benefit base and GAI to be recalculated. The excess portion of an excess withdrawal will reduce the benefit base on a Pro-rata Basis, which means that the lower the Contract Value is relative to the benefit base, the greater the reduction in the benefit base.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base being reduced on a Pro-rata Basis), and

   (b) is the applicable annual income percentage.

EXCESS WITHDRAWALS CAN REDUCE FUTURE BENEFITS BY MORE THAN THE DOLLAR AMOUNT OF THE EXCESS WITHDRAWAL.

REQUIRED MINIMUM DISTRIBUTIONS FOR APPLICABLE QUALIFIED CONTRACTS

For purposes of this rider, the RMD is equal to the amount needed based on the value of your Contract to meet any required minimum distribution requirement pursuant to the Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those Qualified Contracts issued under the provisions of Sections 401, 404, 408, or 457 of the Code.

Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. A withdrawal in any Contract Year after you are eligible for RMD will not be treated as an excess withdrawal if that withdrawal does not cause the total withdrawals for the Contract Year to exceed the greater of the GAI or your RMD for the current calendar year. Such treatment is contingent on your acceptance of our calculation of the RMD amounts. RMD calculations will be based solely on the value of the individual contract and any attached riders, and will be determined for the calendar year in which the RMD withdrawal is requested. Each RMD amount is calculated based on information provided by you and our understanding of the Code and related regulations. We reserve the right to make changes in our calculations, as needed, to comply with the Code and related regulations.

While this Contract is subject to RMD provisions, the benefit will be treated as follows:

  . Each Contract Year the GAI will be calculated as described in the "Calculating the Guaranteed Annual Income" section above. The GAI will not be changed based on the RMD requirement.

  . If the RMD amount is greater than the GAI, the benefit base and GAI will not be reduced for withdrawals up to the RMD amount.

Under the Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on Contract Year. Because the intervals for the GAI and RMD are different, multiple withdrawals in a single Contract Year may be more likely to result in a reduction of the GAI and therefore a reduced benefit. If the sum of the withdrawals in a Contract Year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that Contract Year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a Contract Year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2016 Contract Year ending March 31, 2017 is $5,000. The RMDs for calendar years 2016 and 2017 are $6,000 and $8,000, respectively. If the Owner withdraws $1,500 in each of the last three quarters of calendar year 2016 and $2,000 in the first quarter of calendar year 2017, then the Owner will have withdrawn $6,500 for the 2016 Contract Year (April 1 to March 31). Since the sum of the Owner's withdrawals for the 2016 Contract Year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the Owner taking the $2,000 withdrawal in the first quarter of 2017, he or she takes it in the last quarter of 2016. In that case, the withdrawals for the Contract Year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Each of the allocation plans is discussed below, and you may only elect to utilize one allocation plan at a time. The approved allocation plans currently include:

   a)  100% allocation among allowable Sub-Accounts; or

   b)  100% allocation to the CustomChoice Allocation Option; or

   c)  100% allocation to a SimpleChoice Asset Allocation Portfolio.

A) ALLOWABLE SUB-ACCOUNTS: When you elect this allocation plan, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as "allowable Sub-Accounts." Each of these Portfolios is a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account's prospectus which is part of the underlying Funds prospectus.

The allowable Sub-Accounts currently include:

 -----------------------------------------------------------------------------
  . AB Dynamic Asset Allocation          . SFT Advantus Dynamic Managed
    Portfolio                              Volatility Fund
  . Goldman Sachs VIT Global Trends      . SFT Advantus Managed Volatility
    Allocation Fund                        Equity Fund
  . Ivy VIP Pathfinder Moderate --       . TOPS(R) Managed Risk Flex ETF
    Managed Volatility                     Portfolio
  . PIMCO VIT Global Diversified
    Allocation Portfolio
 -----------------------------------------------------------------------------

B) THE CUSTOMCHOICE ALLOCATION OPTION: This allocation plan requires that you allocate Purchase Payments or your Contract Value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within certain groups. If you elect the CustomChoice Allocation Option, your Contract Value will be automatically rebalanced each quarter according to the CustomChoice allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are previously described in detail in this Prospectus in the section entitled "Description of the Contract -- CustomChoice Allocation Option."

C) THE SIMPLECHOICE ASSET ALLOCATION PORTFOLIOS: This allocation plan requires that you allocate Purchase Payments or your Contract Value to a SimpleChoice Asset Allocation Portfolio. The SimpleChoice Asset Allocation Portfolios are previously described in detail in this Prospectus in the section entitled "Description of the Contract - SimpleChoice Asset Allocation Portfolios." You may also ask your representative for a brochure describing the allocations of the SimpleChoice Asset Allocation Portfolios. In the SimpleChoice Asset Allocation Portfolios, the Contract Value will be automatically rebalanced each calendar quarter according to the SimpleChoice Asset Allocation Portfolio you elected.

The allowable Sub-Accounts, CustomChoice Allocation Option, and the SimpleChoice Asset Allocation Portfolios are each designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allocation plan you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allocation plan. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.

You may reallocate the full Contract Value from one currently approved allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the Valuation Date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. If you do not make an additional Purchase Payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by any subsequent addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.

AUTOMATIC PAYMENT PHASE

If the Contract Value is reduced to zero, the Contract will enter the automatic payment phase and no future benefit base increase will occur. This means that you will no longer be eligible for a benefit base reset. If the Contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the Contract and this rider will terminate. This means that the GAI will be zero and your Contract will not enter the automatic payment phase.

We will notify you by letter if your Contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Value -- Single and of both Designated Lives for MyPath Value -- Joint. Once selected, the frequency may not be changed without our consent. During this phase, no additional Purchase Payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of the Designated Life for MyPath Value --
Single and of both Designated Lives for MyPath Value -- Joint, this rider terminates and no further benefits are payable under this rider or the Contract.

ANNUITY PAYMENTS

If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your Contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. BE SURE TO READ THE SECTION ENTITLED "ANNUITIZATION BENEFITS AND OPTIONS" IF YOU ARE CONSIDERING ANNUITIZING YOUR CONTRACT.

If Annuity Payments are required to begin and the oldest Annuitant is a Designated Life, the MyPath Value rider allows you to elect from an additional Annuity Payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the Designated Life for MyPath Value -- Single and of both Designated Lives for MyPath Value -- Joint. Annuity Payments are required to begin on the Maturity Date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the Maturity Date and the required beginning of Annuity Payments.

SPOUSAL CONTINUATION (FOR MYPATH VALUE -- JOINT)

For MyPath Value -- Joint, if a Designated Life dies and the surviving spouse continues the Contract, this rider may also be continued if the surviving spouse (as defined by federal law) is also a Designated Life and this rider is in effect at the time of contract continuation. If the surviving spouse elects to continue the Contract and this rider, he or she will continue to be subject to the MyPath Value -- Joint rider charge. The MyPath Value -- Joint option is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

IMPACT OF DIVORCE

For MyPath Value -- Single, if the Designated Life is removed as the Owner of the Contract (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order, the rider will terminate.

For MyPath Value -- Joint, if a Designated Life is removed from the Contract due to a divorce or qualified dissolution order, the rider charge and all terms of this rider will continue to be based on the joint version of the rider even though benefits are provided for only one Designated Life.

RIDER TERMINATION

Once you elect the MyPath Value rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) For MyPath Value -- Single and MyPath Value -- Joint:

       (1) termination or surrender of the Contract (Note -- a withdrawal that reduces the Contract Value to zero and causes the cumulative withdrawals for the Contract Year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the Contract); or

       (2) the Annuity Commencement Date where all remaining amount available has been applied to provide Annuity Payments; or

       (3) the date of an ownership change or assignment under the Contract unless:

           (i)the new Owner assumes full ownership of the Contract and is essentially the same person (this includes, but is not limited to: for MyPath Value -- Single, the change from individual ownership to a revocable trust for the benefit of such individual Owner, and, for MyPath Value -- Joint, the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or

          (ii)the assignment is for the purposes of effectuating a 1035 exchange of the Contract; or

   (b) for MyPath Value -- Single:

       (1) the date we receive due proof of death of the Designated Life; or

       (2) the date the Designated Life is removed as a contract Owner (or Annuitant, in the case of an Owner that is not a natural person), due to a divorce or qualified dissolution order; or

   (c) for MyPath Value -- Joint:

       (1) the date we receive due proof of death of the last remaining Designated Life; or

       (2) the date any death benefits are paid as a lump sum under the terms of the Contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of this rider or surrender of the Contract.

SURETRACK PLUS 90 OPTION

SureTrack Plus 90 is a guaranteed minimum accumulation benefit. It is an optional living benefit rider. This optional rider is designed to provide a guaranteed minimum Contract Value at the end of a specified period, as described below.

Before electing this rider, you should consider the following:

  . This optional rider may or may not be beneficial for you. The benefit of the rider is only available at the end of the benefit period, which is 10 years. SureTrack Plus 90 may not be appropriate for you if you intend to surrender or annuitize your Contract before the end of the benefit period.

  . You may only elect the rider at the time the Contract is issued. The rider will be effective on the rider issue date, also known as the rider effective date. Once you elect this option, you may only cancel it in a manner described in the "Rider Termination" section below.

  . While this rider is in effect, subsequent Purchase Payments may only be made during the 12-month period following the rider effective date or optional reset (described below), if applicable. If the rider is terminated, these Purchase Payment restrictions will no longer apply.

  . If you take withdrawals while the rider is in effect, including those required to satisfy required minimum distributions in Qualified Contracts, you will reduce the potential benefit you receive and may prematurely terminate the Contract and the rider. As a result, this rider may not be appropriate for you if you intend to take withdrawals before the end of the benefit period or if you purchase the contract as a Qualified Contract. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation.

  . Withdrawals under the rider are treated like any other contract withdrawal for the purposes of reducing the Contract Value or any other contract feature impacted by a withdrawal.

  . The oldest Owner (or Annuitant if a non-natural Owner) must be age 80 or younger as of the rider effective date.

  . Your entire Contract Value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider in combination with any other optional death benefit rider or optional living benefit rider.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

THE BENEFIT

This optional rider is designed to provide a benefit that guarantees the Owner a minimum Contract Value on the benefit date. The benefit date is the end of the 10-year period following the later of the rider effective date or the effective date of the most recent optional reset. This 10-year period is referred to as the benefit period. The SureTrack Plus 90 provides a one-time adjustment to your Contract Value on the benefit date if your accumulation base (described below) is greater than the Contract Value on the benefit date.

THE ACCUMULATION BASE

The accumulation base is a value that is used to determine the benefit available under this rider, if any. The accumulation base will have an initial value that may be adjusted for subsequent Purchase Payments and withdrawals. The accumulation base may also be adjusted for possible annual increases and optional resets, which are described below. The accumulation base is separate from your Contract Value. The accumulation base may not be withdrawn as a lump sum and is not payable at death.

The initial accumulation base will be set to the initial Purchase Payment.

For each subsequent Purchase Payment accepted by us, the accumulation base will be increased by the amount of the subsequent Purchase Payment. AFTER THE FIRST CONTRACT ANNIVERSARY, HOWEVER, SUBSEQUENT PURCHASE PAYMENTS WILL NOT BE
ACCEPTED WHILE THIS RIDER IS IN EFFECT, EXCEPT FOR THE 12-MONTH PERIOD
FOLLOWING AN OPTIONAL RESET, IF APPLICABLE. IF A SUBSEQUENT PURCHASE PAYMENT IS RECEIVED AFTER THE FIRST CONTRACT ANNIVERSARY OR AFTER THE 12-MONTH PERIOD FOLLOWING AN OPTIONAL RESET, IF APPLICABLE, WE WILL RETURN THE PURCHASE PAYMENT TO YOU AND THERE WILL BE NO INCREASE TO THE CONTRACT VALUE OR ACCUMULATION BASE.

Purchase Payments that are accepted by us will be allocated to the Guaranteed Interest Options and/or the Sub-Accounts as you direct, subject to the Contract Value allocation plans (described below) in effect at the time of the Purchase Payment.

The accumulation base may also be adjusted on each rider anniversary. On each rider anniversary, following deduction of the rider charge, the accumulation base is increased to 90% of the Contract Value if that amount is greater than the current accumulation base.

The rider anniversary date is the same day and month as the rider issue date for each of the years following the rider issue date while the rider is in effect. If the rider anniversary falls on a day that is not a Valuation Date, rider benefit values will be calculated on the next available Valuation Date.

Because the rider charge is a percentage of the accumulation base, increases in the accumulation base will result in an increased cost of the rider.

Any withdrawal, including a required minimum distribution under a Qualified Contract, will cause the accumulation base to be reduced on a Pro-rata Basis. Reductions on a Pro-rata Basis may result in the accumulation base being reduced by more than the actual amount of the withdrawal.

If you choose the CustomChoice Allocation Option or the SimpleChoice Asset Allocation Portfolios, any withdrawals you take will be deducted from the Sub-Accounts of the Variable Annuity Account proportionate to the Contract Value. If you choose to allocate to the "allowable Sub-Accounts" (described below) instead, you may take a withdrawal from any allowable Sub-Account in any proportion.

OPTIONAL RESET

On any rider anniversary, subject to the limitations below, the Owner may elect an optional reset if the Contract Value is greater than the accumulation base. Upon election of the optional reset, the accumulation base will increase to the full Contract Value and a new benefit period will begin as of the most recent rider anniversary. In addition, a new 12-month period will begin where you may make subsequent Purchase Payments. Because the election of an optional reset starts a new benefit period, the potential benefit under the rider is not available for 10 years following the rider anniversary that occurred immediately prior to the election of the optional reset.

The optional reset may only be elected on a rider anniversary that is on or before the earlier of (a) or (b), where:

   (a) is the rider anniversary following the 80th birthday of the oldest Owner (or Annuitant in the case of a non-natural Owner), and

   (b) is the last rider anniversary prior to the benefit date.

The optional reset will not be available after the time set forth above.

In order to elect an optional reset, we must receive a written request in good order from you within 30 days following the rider anniversary upon which the optional reset will take effect. Upon election of the optional reset; the new accumulation base, benefit period, and 12-month period where subsequent Purchase Payments will be accepted, will all be determined as of the most recent rider anniversary date, and not the date the optional reset is elected.

An Owner has the right to elect the optional reset multiple times, as long as all of the requirements described above are satisfied.

When an optional reset is elected, the rider charge may increase. Prior to electing the optional reset, you should contact us or your financial advisor to determine what the rider charge will be upon electing the optional reset. The rider charge following the increase will not exceed the maximum annual rider charge shown in the section of this Prospectus entitled "Contract Charges and Fees -- Optional Contract Rider Charges." The increase, if any, will take effect on the same rider anniversary that the optional reset will take effect.

ON THE BENEFIT DATE

On the benefit date, if the accumulation base is greater than the Contract Value, the Contract Value will be increased by an amount equal to the difference between the accumulation base and the Contract Value, and the rider will terminate. The amount added to the Contract Value will be directed into the Guaranteed Interest Options and Sub-Accounts of the Variable Annuity Account based on the same proportion that each bears to the Contract Value on the benefit date.

On the benefit date, if the Contract Value is equal to or greater than the accumulation base, the SureTrack Plus 90 will terminate without value and no adjustment will be made to the Contract Value.

Several examples to help show how this rider works are included in Appendix M.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full Contract Value must be allocated to the Sub-Accounts of the Variable Annuity Account according to an allocation plan approved by us for use with this rider. Each of the allocation plans is discussed below, and you may only elect to utilize one allocation plan at a time. The approved allocation plans currently include:

   a)  100% allocation among allowable Sub-Accounts; or

   b)  100% allocation to the CustomChoice Allocation Option; or

   c)  100% allocation to a SimpleChoice Asset Allocation Portfolio.

A) ALLOWABLE SUB-ACCOUNTS: When you elect this allocation plan, only certain Sub-Accounts are available to you for allocation of your funds. These are referred to as "allowable Sub-Accounts." Each of these Portfolios is a managed volatility fund, which means each Portfolio seeks to manage the volatility of investment return. The risks and objectives of each allowable Sub-Account are described in detail in that Sub-Account's prospectus which is part of the underlying Funds prospectus.

The allowable Sub-Accounts currently include:

 -----------------------------------------------------------------------------
  . AB Dynamic Asset Allocation          . SFT Advantus Dynamic Managed
    Portfolio                              Volatility Fund
  . Goldman Sachs VIT Global Trends      . SFT Advantus Managed Volatility
    Allocation Fund                        Equity Fund
  . Ivy VIP Pathfinder Moderate --       . TOPS(R) Managed Risk Flex ETF
    Managed Volatility                     Portfolio
  . PIMCO VIT Global Diversified
    Allocation Portfolio
 -----------------------------------------------------------------------------

B) THE CUSTOMCHOICE ALLOCATION OPTION: This allocation plan requires that you allocate Purchase Payments or your Contract Value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual Funds within certain groups. If you elect the CustomChoice Allocation Option, your Contract Value will be automatically rebalanced each quarter according to the CustomChoice allocation you elected. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are previously described in detail in this Prospectus in the section entitled "Description of the Contract -- CustomChoice Allocation Option."

C) THE SIMPLECHOICE ASSET ALLOCATION PORTFOLIOS: This allocation plan requires that you allocate Purchase Payments or your Contract Value to a SimpleChoice Asset Allocation Portfolio. The SimpleChoice Asset Allocation Portfolios are previously described in detail in this Prospectus in the section entitled "Description of the Contract -- SimpleChoice Asset Allocation Portfolios." You may also ask your representative for a brochure describing the allocations of the SimpleChoice Asset Allocation Portfolios. In the SimpleChoice Asset Allocation Portfolios, the Contract Value will be automatically rebalanced each calendar quarter according to the SimpleChoice Asset Allocation Portfolio you elected.

The allowable Sub-Accounts, CustomChoice Allocation Option, and the SimpleChoice Asset Allocation Portfolios are each designed to provide different asset allocation options to you. They also each have differing risk characteristics and objectives. In selecting an allocation plan you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an allocation plan. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of these investment restrictions is to help reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, these investment restrictions may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your Contract Value.

You may reallocate the full Contract Value from one currently approved allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the Valuation Date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional Purchase Payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the approved allocation plans available at the time of your request. To terminate participation in an allocation plan, you must allocate your entire Contract Value to another allocation plan approved for use with this rider.

CONTRACT VALUE REACHES ZERO

If the Contract Value and accumulation base both reach zero, the rider will terminate.

If the Contract Value is reduced to zero and the accumulation base is still positive, the rider will remain in effect until the benefit date. On the benefit date, the Contract Value will be increased to the accumulation base and the rider will terminate. No rider charges will be deducted while the Contract Value is zero.

ANNUITY PAYMENTS

If you elect to receive Annuity Payments, you may apply your available Contract Value to any Annuity Payment option in accordance with your Contract terms. Amounts less than the entire Contract Value that are applied to provide Annuity Payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the accumulation base. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your Contract.

SPOUSAL CONTINUATION

If an Owner dies and the surviving spouse elects to continue the Contract, the rider will automatically continue until the rider is terminated.

RIDER TERMINATION

You may elect to terminate the SureTrack Plus 90 rider by providing us with a written request in good order that we receive no more than 30 days prior to a rider anniversary.

The rider will automatically terminate at the earliest of:

   (a) the benefit date; or

   (b) the rider anniversary following our receipt of your written request to terminate the rider; or

   (c) termination or surrender of the Contract, including the date any death benefits are paid as a lump sum under the terms of the Contract; or

   (d) the Annuity Commencement Date where all remaining amounts available have been applied to provide Annuity Payments; or

   (e) the date of an ownership change or assignment under the Contract unless:

       (i) the new Owner assumes full ownership of the Contract and is essentially the same person (this includes, but is not limited to: the change from individual ownership to a revocable trust for the benefit of such individual Owner, and the change from joint ownership to ownership by the surviving spouse when one of them dies or an Owner is removed due to a divorce or qualified dissolution order); or

       (ii)the assignment is for the purposes of effectuating a 1035 exchange of the Contract.

Upon termination of the rider, the benefits and charges within the rider will terminate. A proportionate amount of the rider charge will be deducted upon termination of the rider.

GENERAL INFORMATION

THE COMPANY -- MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. our home office address, telephone and internet address are shown on the cover page. We are licensed to engage in the life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.

THE SEPARATE ACCOUNT -- VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The Separate Account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940.

The Variable Annuity Account has Sub-Accounts to which you may allocate Purchase Payments. Each Sub-Account invests in shares of a corresponding Portfolio. Additional Sub-Accounts may be added at our discretion.

The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the Variable Annuity Account is entirely independent of the investment performance of our General Account, the Guaranteed Interest Options, and our other separate accounts. All obligations under the Contracts are our general corporate obligations.

The General Account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the Contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

CHANGES TO THE SEPARATE ACCOUNT -- ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the Sub-Accounts of the Variable Annuity Account. If an investment in a Portfolio should no longer be possible or if we determine it becomes inappropriate for these Contracts, we may substitute another Portfolio. Substitution may be with respect to existing accumulation values, future Purchase Payments or future Annuity Payments.

We also reserve the right to add, combine or remove any Sub-Accounts of the Variable Annuity Account. Sub-Accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the Sub-Accounts of the Variable Annuity Account. The addition of any investment option may be made available to existing Owners on whatever basis we determine.

We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the Owners, and to combine the Variable Annuity Account with one or more of our other Separate Accounts.

The Portfolios serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and Variable Annuity Contracts (mixed funding), and as the investment medium for such policies and Contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Portfolio is used by both a life insurance company to fund its policies or Contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the Owners of variable life insurance policies and Variable Annuity contracts to invest in the Portfolio at the same time, or (ii) the Owners of such policies and contracts issued by different life insurance companies to invest in the Portfolio at the same time, or (iii) participating qualified plans to invest in shares of the Portfolio at the same time as one or more life insurance companies. Neither the Portfolio nor Minnesota Life currently foresees any disadvantage, but if the Portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy Owners and Owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Portfolio shares with respect to certain groups of policy Owners or Owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

DISTRIBUTION OF CONTRACTS

Securian Financial Services, Inc. ("Securian Financial"), an affiliate of Minnesota Life that has the same principal business address, is the principal underwriter of the Contract. Securian Financial is registered as a broker-dealer with the U.S. Securities and Exchange Commission and is a member of the Financial Industry Regulatory Authority (FINRA).

The following is a list of broker-dealers that are affiliated with Minnesota
Life:

       Securian Financial Services, Inc.
       CRI Securities, LLC
       H. Beck, Inc.

Securian Financial and other authorized broker-dealers sell contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Contracts may also be made available through other financial institutions such as investment advisers and their representatives.

Please see the Statement of Additional Information for more information.

COMMISSIONS

Minnesota Life does not pay a sales commission, either a front-end commission or an asset-based ("trail") commission, for sales of the Contract.

OTHER PAYMENTS

Subject to FINRA and other applicable rules, Minnesota Life (or its affiliate(s)) may choose to make the following types of payments to help encourage the sale of its products.

      --------------------------------------------------------------------
        PAYMENT TYPE                DESCRIPTION OR EXAMPLES OF PAYMENT
      --------------------------------------------------------------------
       Payments for Access or       Access to investment advisers and/or
       Visibility                   broker dealers such as one-on-one
                                    wholesaler visits or attendance at
                                    national/regional sales meetings or
                                    similar events; platform access fees;
                                    participation in or visibility at
                                    national and/or regional conferences;
                                    articles in publications promoting
                                    our services or products
      --------------------------------------------------------------------
       Payments for Gifts &         Occasional meals and/or
       Entertainment                entertainment, tickets to
                                    sporting/other events, and other
                                    gifts.
      --------------------------------------------------------------------
       Payments for Marketing       Joint marketing campaigns and/or
       Support                      event participation/advertising;
                                    sponsorship of sales contests or
                                    promotions in which participants
                                    receive prizes such as travel,
                                    awards, merchandise or other
                                    recognition
      --------------------------------------------------------------------
       Payments for Technical Type  Sales support through the provision
       Support                      of hardware, software, or links to
                                    our websites and other expense
                                    allowance or reimbursement
      --------------------------------------------------------------------
       Payments for Training        Educational, due diligence, sales or
                                    training seminars, conferences and
                                    programs, sales and service desk
                                    training, and/or client or prospect
                                    seminar sponsorships.
      --------------------------------------------------------------------

These payments may be in the form of marketing allowances. We will also pay to qualifying Securian Financial registered representatives additional amounts based on their production. The payments are intended to provide further encouragement to sell contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a firm's ability and willingness to promote and market the contracts.

NON-CASH COMPENSATION

In accordance with FINRA rules, on the sales of all insurance policies by registered representatives of Securian Financial, we and Securian Financial may award credits which allow those registered representatives who are responsible for the sales of the insurance products to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits also cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. Finally, qualifying registered representatives of Securian Financial are also eligible for financing arrangements, company-paid training, group health and/or life insurance benefits, retirement benefits, deferred compensation benefits and other benefits based on their contract with us. All of these programs are designed to encourage Securian Financial's registered representatives to sell Minnesota Life's products, including the contracts described in this prospectus.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products.

The amount and/or structure of the compensation may influence your representative or financial institution to present this Contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the representative or the financial institution. You may ask your representative about these differences and how he or she and his or her financial institution are compensated for selling the contracts.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such Funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the Funds. Payments from an underlying Fund that relate to distribution services are made pursuant to the Fund's 12b-1 plan, under which the payments are deducted from the Fund's assets and described in the fee table included in the Fund's prospectus. 12b-1 payments from underlying Funds range in amount from 0% to 0.35% of Fund assets held in the Separate Account.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the Fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a Fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all Owner purchase, redemption, and transfer requests within the Sub-Accounts of the Separate Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Separate Account aggregates such transactions through the Separate Account's omnibus account with an underlying mutual fund, the Fund avoids the expenses associated with processing individual transactions. Because Funds selected for inclusion in the Contract may also benefit from expanded marketing opportunities as a result of such inclusion, a Fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the Fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of Fund assets held in the Separate Account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the Contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such Funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in the Contract. In early Contract Years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later Contract Years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return.

THE GENERAL ACCOUNT

The interests of Owners arising from the allocation of Purchase Payments or the transfer of Contract Values to our General Account (including the Fixed Account and the DCA Fixed Account) are not registered under the Securities Act of 1933, nor is it registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. In addition, the staff of the commission has not reviewed the disclosures in the prospectus relating to it. Disclosures relating to interests in that option however, may be subject to certain generally applicable provisions of the federal securities laws relating to accuracy of statements made in a registration statement.

The guaranteed interest rate on new amounts allocated to the DCA Fixed Account and Fixed Account are determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than the minimum guaranteed rate of interest as stated in your Contract.

We do not currently offer any General Account investment choices prior to the Annuity Commencement Date, except for the DCA Fixed Account for new Purchase Payments and the Fixed Account for the allocation of Contract Value during the Acceleration Period for the Premier Protector Death Benefit. Any Contract Value you apply to Fixed Annuity Payments becomes part of our General Account. Assets of the General Account used to pay benefits under a Contract, including optional death and living benefits, are subject to the Company's financial strength and claims paying ability.

Minnesota Life reserves the right to defer payment of amounts withdrawn from the General Account (including the Fixed Account and DCA Fixed Account) for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than the minimum guaranteed interest rate as stated in your Contract).

VOTING RIGHTS

We will vote the Portfolio shares held in the Variable Annuity Account at shareholder meetings of the Portfolios. We will vote shares attributable to contracts in accordance with instructions received from Owners with voting interests in each Sub-Account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which an Owner may provide instructions will be calculated separately for each Sub-Account of the Variable Annuity Account. One of the effects of proportional voting is that a small number of Owners may determine the outcome of the vote. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period, you hold the voting interest in the Contract. The number of votes will be determined by dividing the Contract Value of the Contract attributable to each Sub-Account of the Variable Annuity Account by the net asset value per share of the Portfolio shares held by that Sub-Account.

During the annuity period the Owner holds the voting interest in the Contract. The number of votes will be determined by dividing the reserve for each contract allocated to each Sub-Account of the Variable Annuity Account by the net asset value per share of the Portfolio shares held by that Sub-Account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We shall notify you of a Portfolio shareholders' meeting if the Contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The Contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 401(a), 408(b), 408A or 457 of the Code ("Tax Qualified Accounts"). The ultimate effect of federal income taxes on the amounts held under a contract, on Annuity Payments, and on the economic benefit to the Owner or the beneficiary(ies) may depend on the tax status of the individual concerned.

In U.S. v Windsor, the U.S. Supreme Court held a portion of the Defense of Marriage Act unconstitutional. As a result, same sex couples who are married under applicable state and District of Columbia law will now be treated as spouses under federal law. In Revenue Ruling 2013-17, the U.S. Department of the Treasury (the "Treasury Department") and the Internal Revenue Service ("IRS") clarified their position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction that recognizes same sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. Furthermore, in Obergeffel v. Hodges, the U.S. Supreme Court ruled that the Fourteenth Amendment to the U.S. Constitution requires the States to license marriages between persons of the same sex and to recognize marriages of same sex couples performed lawfully in other states. The practical effect of this rule is that same sex marriages will now be recognized by the federal government and by each and every state.

However, the Treasury Department and IRS did not recognize civil unions or registered domestic partnerships as marriages for federal tax purposes. Currently, if the state where a civil union or a registered domestic partnership occurred does not recognize the arrangement as a marriage, it is not a marriage for federal tax purposes.

There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stock, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the Purchase Payments paid into the Contract, is taxed as ordinary income. By contrast, the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the Owner may be entitled to reduced tax rates applicable to long term capital gains.

For Variable Annuity contracts, increases in Contract Values attributable to dividends and interest from underlying investment Funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or Annuity Payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the Contract to remain undiminished and allows the Owner to determine the timing of the receipt of taxable income. Note, however, that Variable Annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the Owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

This prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance products to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax adviser.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT

We are taxed as a "life insurance company" under the Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the Variable Annuity Account or on capital gains arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include foreign tax credits which can be material. We do not pass these benefits through to the Separate Accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Separate Account receives; and (ii) under applicable income tax law, Owners are not the Owners of the assets generating the benefits.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as Annuity Payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the Owner of the contract during the taxable year. There is an exception to this general rule for Qualified Contracts described in Sections 401(a), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity:
(i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

If you do not annuitize your nonqualified Contract on or before the Maturity Date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year you reach the Maturity Date. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in order for the Contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to Qualified Contracts which are described in Sections 401(a), 408, 408A or 457(b) of the Code.

The Variable Annuity Account, through the Fund Portfolios, intends to comply with the diversification requirements prescribed in Regulations
Section 1.817-5, which affect how the Portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust nor the investments of its Funds. Nonetheless, we believe that each Fund of the Securian Funds Trust in which the Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Variable Annuity Account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the Owner of the assets in the account" (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the Owner of a variable contract will not possess sufficient control over the assets underlying the Contract to be treated as the Owner of those assets for federal income tax purposes. Under the Contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an Owner and the insurance company regarding the availability of a particular investment option and other than an Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an investment advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the Contract will depend on all of the facts and circumstances.

The IRS has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of an Owner under the Contract will not result in any Owner being treated as the Owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the Owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the

"investment in the contract" (i.e., Purchase Payments less any amounts previously received from the Contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a Variable Annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the Contract Value over the investment in the Contract. This will also be true if you take withdrawals under one of the optional living benefit riders. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified retirement plans, the "investment in the contract" can be zero.

SECTION 1035 EXCHANGES

An annuity contract may be fully or partially exchanged for another annuity contract in a tax-free exchange under IRC (S)1035. Historically, the IRS challenged attempts by taxpayers to exchange part of an annuity contract for a new annuity contract (a "Partial Exchange"). IRS rulings over the last several years have allowed annuity contract holders to make Partial Exchanges under certain conditions. If this Contract is received in a Partial Exchange or is Partially Exchanged for another annuity contract, withdrawals taken from either annuity contract within 180 days from the date of the Partial Exchange may have adverse tax consequences. You should consult your tax advisor before entering into a Partial Exchange.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of an Annuity Payment is generally equal to the excess of the payment over the exclusion amount. In the case of a Fixed Annuity Payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the Contract to the expected return under the Contract (determined under Treasury Department regulations). In the case of Variable Annuity Payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the Contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the Annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an Annuity Payment is taxed at ordinary income rates. Once the total amount of the investment under the Contract is excluded using this ratio, Annuity Payments will be fully taxable.

TAXES PAYABLE ON OPTIONAL RIDERS

The single and joint versions of each of the MyPath Lifetime Income optional rider options provide benefits that are different from the usual benefits available under Variable Annuity contracts. If you elect these options a contract Owner or beneficiary may be allowed to take withdrawals under the option even after the Contract Value is equal to zero. Like any withdrawal under the option it is treated as a withdrawal from the Contract for income tax purposes. If the investment in the Contract has been fully recovered for tax purposes see "Taxation of Partial and Full Withdrawals", then these withdrawals are generally included in the taxpayer's income.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of an Owner generally are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as Annuity Payments, as described above. For these purposes, the investment in the Contract is not affected by the Owner's death. That is, the investment in the Contract remains the amount of any Purchase Payments paid which were not excluded from gross income.

MEDICARE TAX

Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately.) Please consult your tax adviser for more information.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

  .  where the taxpayer is 59/ 1//\\2\\ or older,

  .  where payment is made on account of the taxpayer's disability, or

  .  where payment is made by reason of the death of the Owner, and

  .  in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For tax qualified employer-sponsored retirement plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of tax qualified retirement plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining an Owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same Owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

Transfers, assignments and certain designations of Annuitants or payees can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an Annuitant or payee who is not also the Owner, or the assignment of the Contract may result in certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract issued after January 18, 1985 to provide that:

    (a)if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

    (b)if an Owner dies prior to the annuity starting date, the entire interest in the Contract must be distributed within five years after the date of the Owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary", who must be a natural person, is the person designated by the Owner as a beneficiary. If the Owner's "designated beneficiary" is the surviving spouse of the Owner, however, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such contract provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to Qualified Contracts, with the exception of contracts held as Section 403(b) Individual Retirement Annuities where the Contract Owner's surviving spouse may not assume the Contract as his or her own Contract.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

TAX QUALIFIED PROGRAMS

The Contract is designed for use with several types of individual and employer-sponsored retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

  .  contributions in excess of specified limits;

  .  distributions prior to age 59 1/2 (subject to certain exceptions);

  .  distributions that do not conform to specified minimum distribution rules;
     and

  .  other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax qualified plans arises under the specific provisions of the Code governing the tax qualified plan, so a contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the Contract.

Any annuity contract that is part of a tax qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations permit partial withdrawals from your tax qualified retirement plan contract after Annuity Payments have begun after the required beginning date without violating the RMD rules. We will notify any holder of a contract under a tax qualified plan who requests such a partial withdrawal of the effects of the withdrawal on the Contract prior to processing the withdrawal.

For tax qualified plans under Sections 401(a) and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant): (i) reaches age 70 1/2, or (ii) if later retires; and must be made in a specified form or manner. If the plan participant is a "5 percent Owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in
Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner reaches age
70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

To the extent the optional death benefit riders alter the timing or the amount of the payment of distributions under a Qualified Contract, the riders cannot be paid out in violation of the minimum distribution rules of the Code.

In accordance with recent changes in laws and regulations RMDs must be calculated based on the sum of the Contract Value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the Contract. As a result, the RMDs may be larger than if the calculation were based on the Contract Value alone. This may result in an earlier (but not before the required beginning date) distribution under the Contract and an increased amount of taxable income distributed to the Owner, and a reduction of death benefits and the benefits of any optional riders.

IRA ROLLOVERS. The Internal Revenue Service issued guidance effective on January 1, 2015 that limits the use of indirect rollovers for individual retirement accounts (IRA's). As of that date, IRA account holders will be limited to one indirect rollover for all IRA accounts in any twelve month period. The twelve month period is measured from the date of the last indirect rollover. An indirect rollover occurs when you take a distribution in cash from your IRA with the intention of transferring it to another IRA within the 60 day period allowed under the Code. This new guidance does not affect direct rollovers where an unlimited number of transfers from one IRA trustee directly to another IRA trustee may be made in a twelve month period. You should consult your tax advisor regarding rollovers of annuity contracts held in IRA's.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax qualified retirement plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under Section 457(b). Distributions which may not be rolled over are those which are:

  . one of a series of substantially equal annual (or more frequent) payments made:

     -- over the life or life expectancy of the employee,

     -- over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

     -- for a specified period of ten years or more,

  .  a required minimum distribution,

  .  a hardship distribution, or

  .  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse, or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISOR

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. The benefits and features of this Contract, when owned by employer provided welfare benefit arrangements or other types of special purpose entities, may impact any unique tax aspects such arrangements or entities may enjoy. Special rules may apply to situations not discussed here. Should a tax qualified retirement plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a Variable Annuity contract or exercising elections under such a contract. For further information you should consult a tax advisor.

PERFORMANCE DATA

   From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its Sub-Accounts. In the case of the government Portfolio, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other Portfolios, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the Portfolios first became available to the Variable Annuity Account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the Contract described herein was issued when the underlying Portfolios first became available to the Variable Annuity Account under other contracts issued by us.

   The government Portfolio may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the Portfolios for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect charges made pursuant to the terms of the Contracts offered by this Prospectus and charges of underlying Funds. More detailed information on the computations is set forth in the Statement of Additional Information.

CYBERSECURITY

   Our variable annuity product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyberattacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the portfolios invest, which may cause the portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the portfolios or our service providers will avoid losses affecting your Contract due to cyberattacks or information security breaches in the future.

STATEMENT OF ADDITIONAL INFORMATION

   A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:

       General Information and History
       Distribution of Contract
       Performance
       Independent Registered Public Accounting Firm
       Registration Statement
       Financial Statements

    APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

   No condensed financial information is included with this prospectus for the Variable Annuity Account because no variable annuity contracts disclosed by this prospectus have been sold. The financial statements for the Variable Annuity Account and the Minnesota Life Insurance Company may be found in the Statement of Additional Information.

             APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY INCOME

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.81% and 10.00%.

For illustration purposes, an average annual expense equal to 2.31% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.31% includes: 1.20% for mortality and expense risk, .15% for administrative fee and an average of 0.96% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the Fixed Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

             VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION
       ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED FOR: Client
VARIABLE CONTRIBUTION: $100,000.00
INITIAL VARIABLE MONTHLY INCOME: $631.36

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual Contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual Contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this Contract can be found in the Prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.81% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

VARIABLE ANNUITY INCOME -- HYPOTHETICAL

                  Impact of Rate of Return on Monthly Income

                               Annuity Income ($)

                                   [CHART]

                      0.00% Gross            6.81% Gross            10.00% Gross
     Age             (-2.31% Net)            (4.50% Net)             (7.69% Net)
    -----            ------------            -----------             -----------
     65                  $631                    $631                   $631
     68                  $516                    $631                   $691
     71                  $421                    $631                   $756
     74                  $344                    $631                   $828
     77                  $281                    $631                   $906
     80                  $230                    $631                   $991
     83                  $188                    $631                 $1,085
     86                  $153                    $631                 $1,187
     89                  $125                    $631                 $1,299
     92                  $102                    $631                 $1,422
     95                   $84                    $631                 $1,556
     98                   $68                    $631                 $1,703




VARIABLE ANNUITY INCOME -- SUPPORTING DETAIL

                                  MONTHLY ANNUITY INCOME BASED ON
                                    HYPOTHETICAL RATE OF RETURN
                             -----------------------------------------
                                 0.00% GROSS  6.81% GROSS 10.00% GROSS
          BEGINNING OF YEAR  AGE (-2.31% NET) (4.50% NET) (7.69% NET)
          -----------------  --- ------------ ----------- ------------
                 1.......... 65      $631        $631        $  631
                 4.......... 68      $516        $631        $  691
                 7.......... 71      $421        $631        $  756
                 10......... 74      $344        $631        $  828
                 13......... 77      $281        $631        $  906
                 16......... 80      $230        $631        $  991
                 19......... 83      $188        $631        $1,085
                 22......... 86      $153        $631        $1,187
                 25......... 89      $125        $631        $1,299
                 28......... 92      $102        $631        $1,422
                 31......... 95      $ 84        $631        $1,556
                 34......... 98      $ 68        $631        $1,703

If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $501.27.

                  APPENDIX C -- TYPES OF QUALIFIED CONTRACTS

Individual and employer sponsored tax qualified retirement plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a tax qualified plan.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of tax qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the Contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of tax qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the "investment in the contract" to the individual's balance in the IRA, generally the value of the IRA. The "investment in the contract" generally equals the nondeductible contributions to an IRA. The "investment in the contract" can be zero.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

ROTH IRAS

Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, deferred sales charges and other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity Owner has reached age 59 1/2;
(2) the distribution is paid to a beneficiary after the Owner's death; (3) the annuity Owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

APPENDIX D -- EXAMPLES OF THE HIGHEST ANNIVERSARY VALUE II DEATH BENEFIT OPTION

Below are several examples that are designed to help show how the Highest Anniversary Value II (HAV II) death benefit option functions. A complete description of this optional contract feature can be found in the prospectus section "Death Benefits -- Optional Death Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

EXAMPLE #1 -- SINGLE PURCHASE PAYMENT OF $100,000, NO WITHDRAWALS, AND CORRESPONDING RIDER VALUES.

The table below is meant to provide a numeric example of how the Highest Anniversary Value, Purchase Payments adjusted for withdrawals, and Contract Value vary relative to one another during periods of positive and negative market fluctuations.

                           CONTRACT                                   PURCHASE                DEATH
                            VALUE   PURCHASE             CONTRACT     PAYMENTS     HIGHEST   BENEFIT
                            BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ADJUSTED FOR ANNIVERSARY  UNDER
CONTRACT ANNIVERSARY   AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   WITHDRAWALS     VALUE    HAV II
--------------------   --- -------- -------- ---------- ----------- ------------ ----------- --------
Beginning of Year 1... 67        -- $100,000     --      $100,000     $100,000    $100,000   $100,000
Beginning of Year 2... 68  $106,000       --     --      $106,000     $100,000    $106,000   $106,000
Beginning of Year 3... 69  $120,000       --     --      $120,000     $100,000    $120,000   $120,000
Beginning of Year 4... 70  $128,000       --     --      $128,000     $100,000    $128,000   $128,000
Beginning of Year 5... 71  $108,000       --     --      $108,000     $100,000    $128,000   $128,000
Beginning of Year 6... 72  $100,000       --     --      $100,000     $100,000    $128,000   $128,000
Beginning of Year 7... 73  $156,000       --     --      $156,000     $100,000    $156,000   $156,000
Beginning of Year 8... 74  $160,000       --     --      $160,000     $100,000    $160,000   $160,000
Beginning of Year 9... 75  $125,000       --     --      $125,000     $100,000    $160,000   $160,000
Beginning of Year 10.. 76  $141,000       --     --      $141,000     $100,000    $160,000   $160,000
Beginning of Year 11.. 77  $160,000       --     --      $160,000     $100,000    $160,000   $160,000
Beginning of Year 12.. 78  $155,000       --     --      $155,000     $100,000    $160,000   $160,000
Beginning of Year 13.. 79  $163,000       --     --      $163,000     $100,000    $163,000   $163,000
Beginning of Year 14.. 80  $140,000       --     --      $140,000     $100,000    $163,000   $163,000
Beginning of Year 15.. 81  $155,000       --     --      $155,000     $100,000    $163,000   $163,000
Beginning of Year 16.. 82  $165,000       --     --      $165,000     $100,000    $163,000   $165,000

In the example above, the beginning of year 2 illustrates the impact on rider values when the Contract Value increases. The Contract Value has increased to $106,000 and the Highest Anniversary Value is increased to the current Contract Value. The death benefit is the greater of the Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value, resulting in a death benefit of $106,000.

In the example above, the beginning of year 5 illustrates the impact on rider values when the Contract Value decreases. The Contract Value has decreased to $108,000 and since that is less than the prior year, the Highest Anniversary Value remains $128,000 and is not increased. The death benefit is the greater of the Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value, resulting in a death benefit of $128,000.

In the example above, the beginning of year 14 illustrates the Contract Anniversary following the oldest Owner's 80th birthday; the last anniversary at which the Highest Anniversary Value has the potential to increase.

EXAMPLE #2 -- INITIAL VALUES AT ISSUE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

Examples 2 -- 5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.

                          CONTRACT                                   PURCHASE                DEATH
                           VALUE   PURCHASE             CONTRACT     PAYMENTS     HIGHEST   BENEFIT
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ADJUSTED FOR ANNIVERSARY  UNDER
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   WITHDRAWALS     VALUE    HAV II
--------------------  --- -------- -------- ---------- ----------- ------------ ----------- --------
Beginning of Year 1.. 67     --    $100,000     --      $100,000     $100,000    $100,000   $100,000

Initial Highest Anniversary Value = initial Purchase Payment = $100,000.

Initial Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value = maximum of ($100,000, $100,000, $100,000) = $100,000.

EXAMPLE #3 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING THE FIRST CONTRACT
YEAR.

If additional Purchase Payments are received, the Highest Anniversary Value will increase by the amount of the Purchase Payment.

                          CONTRACT                                   PURCHASE                DEATH
                           VALUE   PURCHASE             CONTRACT     PAYMENTS     HIGHEST   BENEFIT
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ADJUSTED FOR ANNIVERSARY  UNDER
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   WITHDRAWALS     VALUE    HAV II
--------------------  --- -------- -------- ---------- ----------- ------------ ----------- --------
Beginning of Year 1.. 67        -- $100,000     --      $100,000     $100,000    $100,000   $100,000
Activity 6 months
  later.............. 67  $105,000 $ 20,000     --      $125,000     $120,000    $120,000   $125,000

After the additional Purchase Payment:

Highest Anniversary Value = Highest Anniversary Value prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value = maximum of ($125,000, $120,000, $120,000) = $125,000.

EXAMPLE #4 -- HIGHEST ANNIVERSARY VALUE INCREASE ON CONTRACT ANNIVERSARY.

On each Contract Anniversary the Highest Anniversary Value will be increased to the Contract Value if the Contract Value is greater than the Highest Anniversary Value.

                          CONTRACT                                   PURCHASE                DEATH
                           VALUE   PURCHASE             CONTRACT     PAYMENTS     HIGHEST   BENEFIT
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ADJUSTED FOR ANNIVERSARY  UNDER
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   WITHDRAWALS     VALUE    HAV II
--------------------  --- -------- -------- ---------- ----------- ------------ ----------- --------
Beginning of Year 1.. 67        -- $100,000     --      $100,000     $100,000    $100,000   $100,000
Activity 6 months
  later.............. 67  $105,000 $ 20,000     --      $125,000     $120,000    $120,000   $125,000
Beginning of Year 2.. 68  $130,000       --     --      $130,000     $120,000    $130,000   $130,000

After the increase:

Highest Anniversary Value = greater of Contract Value on Anniversary or prior Highest Anniversary Value = maximum of ($130,000, $120,000) = $130,000.

Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value = maximum of ($130,000, $120,000, $130,000) = $130,000.

EXAMPLE #5 -- WITHDRAWAL FROM CONTRACT VALUE.

Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Value. The adjustment will be based on the Contract Value prior to the withdrawal.

                          CONTRACT                                   PURCHASE                DEATH
                           VALUE   PURCHASE             CONTRACT     PAYMENTS     HIGHEST   BENEFIT
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ADJUSTED FOR ANNIVERSARY  UNDER
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   WITHDRAWALS     VALUE    HAV II
--------------------  --- -------- -------- ---------- ----------- ------------ ----------- --------
Beginning of Year 1.. 67        -- $100,000       --    $100,000     $100,000    $100,000   $100,000
Activity 6 months
  later.............. 67  $105,000 $ 20,000       --    $125,000     $120,000    $120,000   $125,000
Beginning of Year 2.. 68  $130,000       --       --    $130,000     $120,000    $130,000   $130,000
Activity 6 months
  later.............. 68  $126,000       --   $5,000    $121,000     $115,238    $124,841   $124,841

After the withdrawal:

Purchase Payments adjusted for withdrawals = Purchase Payments adjusted for withdrawals prior to the withdrawal - [Purchase Payments adjusted for withdrawals prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 - [$120,000 x $5,000 / $126,000] = $115,238.

Highest Anniversary Value = Highest Anniversary Value prior to the withdrawal - [Highest Anniversary Value prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $130,000 - [$130,000 x $5,000 / $126,000] = $124,841.

Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, and Highest Anniversary Value = maximum of ($121,000, $115,238, $124,841) = $124,841.

           APPENDIX E -- EXAMPLES OF PREMIER II DEATH BENEFIT OPTION

Below are several examples that are designed to help show how the Premier II death benefit option functions. A complete description of this optional contract feature can be found in the prospectus section "Death Benefits -- Optional Death Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

EXAMPLE #1 -- SINGLE PURCHASE PAYMENT OF $100,000, NO WITHDRAWALS, AND CORRESPONDING RIDER VALUES.

The table below is meant to provide a numeric example of how the Highest Anniversary Value, Purchase Payments adjusted for withdrawals, 5% Increase Value and Contract Value vary relative to one another during periods of positive and negative market fluctuations.

                           CONTRACT                                   PURCHASE                          DEATH
                            VALUE   PURCHASE             CONTRACT     PAYMENTS     HIGHEST      5%     BENEFIT
                            BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ADJUSTED FOR ANNIVERSARY INCREASE   UNDER
CONTRACT ANNIVERSARY   AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   WITHDRAWALS     VALUE     VALUE   PREMIER II
--------------------   --- -------- -------- ---------- ----------- ------------ ----------- -------- ----------
Beginning of Year 1... 67        -- $100,000     --      $100,000     $100,000    $100,000   $100,000  $100,000
Beginning of Year 2... 68  $106,000       --     --      $106,000     $100,000    $106,000   $105,000  $106,000
Beginning of Year 3... 69  $120,000       --     --      $120,000     $100,000    $120,000   $110,250  $120,000
Beginning of Year 4... 70  $128,000       --     --      $128,000     $100,000    $128,000   $115,763  $128,000
Beginning of Year 5... 71  $108,000       --     --      $108,000     $100,000    $128,000   $121,551  $128,000
Beginning of Year 6... 72  $100,000       --     --      $100,000     $100,000    $128,000   $127,628  $128,000
Beginning of Year 7... 73  $156,000       --     --      $156,000     $100,000    $156,000   $134,010  $156,000
Beginning of Year 8... 74  $160,000       --     --      $160,000     $100,000    $160,000   $140,710  $160,000
Beginning of Year 9... 75  $125,000       --     --      $125,000     $100,000    $160,000   $147,746  $160,000
Beginning of Year 10.. 76  $141,000       --     --      $141,000     $100,000    $160,000   $155,133  $160,000
Beginning of Year 11.. 77  $160,000       --     --      $160,000     $100,000    $160,000   $162,889  $162,889
Beginning of Year 12.. 78  $155,000       --     --      $155,000     $100,000    $160,000   $171,034  $171,034
Beginning of Year 13.. 79  $163,000       --     --      $163,000     $100,000    $163,000   $179,586  $179,586
Beginning of Year 14.. 80  $140,000       --     --      $140,000     $100,000    $163,000   $188,565  $188,565
Beginning of Year 15.. 81  $155,000       --     --      $155,000     $100,000    $163,000   $188,565  $188,565
Beginning of Year 16.. 82  $165,000       --     --      $165,000     $100,000    $163,000   $188,565  $188,565

In the example above, the beginning of year 2 illustrates the impact on rider values when the Contract Value increases. The Contract Value has increased to $106,000 and the Highest Anniversary Value is increased to the current Contract Value. The 5% Increase Value is calculated as the prior 5% Increase Value, accumulated at 5% for a year ($100,000 * 1.05 ^ (365 / 365) = $105,000). The death benefit is the greater of the Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value, resulting in a death benefit of $106,000.

In the example above, the beginning of year 5 illustrates the impact on rider values when the Contract Value decreases. The Contract Value has decreased to $108,000 and since that is less than the prior year, the Highest Anniversary Value remains $128,000 and is not increased. The prior 5% Increase Value is accumulated at 5% ($115,763 * 1.05 ^ (365 / 365) = $121,551). The death benefit is the greater of the Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value, resulting in a death benefit of $128,000.

In the example above, the beginning of year 14 illustrates the Contract Anniversary following the oldest Owner's 80th birthday; the last anniversary at which the Highest Anniversary Value and 5% Increase Value have the potential to increase.

EXAMPLE #2 -- INITIAL VALUES AT ISSUE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

Examples 2 -- 5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.

                          CONTRACT                                   PURCHASE                          DEATH
                           VALUE   PURCHASE             CONTRACT     PAYMENTS     HIGHEST      5%     BENEFIT
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ADJUSTED FOR ANNIVERSARY INCREASE   UNDER
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   WITHDRAWALS     VALUE     VALUE   PREMIER II
--------------------  --- -------- -------- ---------- ----------- ------------ ----------- -------- ----------
Beginning of Year 1.. 67     --    $100,000     --      $100,000     $100,000    $100,000   $100,000  $100,000

Initial Highest Anniversary Value = initial Purchase Payment = $100,000.

Initial 5% Increase Value = initial Purchase Payment = $100,000.

Initial Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($100,000, $100,000, $100,000, $100,000) = $100,000.

EXAMPLE #3 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING THE FIRST CONTRACT
YEAR.

If additional Purchase Payments are received, the Highest Anniversary Value and 5% Increase Value will increase by the amount of the Purchase Payment.

                          CONTRACT                                   PURCHASE                          DEATH
                           VALUE   PURCHASE             CONTRACT     PAYMENTS     HIGHEST      5%     BENEFIT
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ADJUSTED FOR ANNIVERSARY INCREASE   UNDER
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   WITHDRAWALS     VALUE     VALUE   PREMIER II
--------------------  --- -------- -------- ---------- ----------- ------------ ----------- -------- ----------
Beginning of Year 1.. 67        -- $100,000     --      $100,000     $100,000    $100,000   $100,000  $100,000
Activity 6 months
  later.............. 67  $105,000 $ 20,000     --      $125,000     $120,000    $120,000   $122,470  $125,000

After the additional Purchase Payment:

Highest Anniversary Value = Highest Anniversary Value prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

5% Increase Value = 5% Increase Value prior to the Purchase Payment accumulated until the time of the Purchase Payment + Purchase Payment amount, subject to the Maximum Increase Value of 200% of Purchase Payments adjusted for withdrawals = Minimum of ($100,000 * (1.05 ^ (6/12)) + $20,000, 200% *
$120,000) = $122,470.

Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($125,000, $120,000, $120,000, $122,470) = $125,000.

EXAMPLE #4 -- HIGHEST ANNIVERSARY VALUE INCREASE ON CONTRACT ANNIVERSARY.

On each Contract Anniversary the Highest Anniversary Value will be increased to the Contract Value if the Contract Value is greater than the Highest Anniversary Value.

                          CONTRACT                                   PURCHASE                          DEATH
                           VALUE   PURCHASE             CONTRACT     PAYMENTS     HIGHEST      5%     BENEFIT
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ADJUSTED FOR ANNIVERSARY INCREASE   UNDER
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   WITHDRAWALS     VALUE     VALUE   PREMIER II
--------------------  --- -------- -------- ---------- ----------- ------------ ----------- -------- ----------
Beginning of Year 1.. 67        -- $100,000     --      $100,000     $100,000    $100,000   $100,000  $100,000
Activity 6 months
  later.............. 67  $105,000 $ 20,000     --      $125,000     $120,000    $120,000   $122,470  $125,000
Beginning of Year 2.. 68  $130,000       --     --      $130,000     $120,000    $130,000   $125,494  $130,000

After the increase:

Highest Anniversary Value = greater of Contract Value on Anniversary or prior Highest Anniversary Value = maximum of ($130,000, $120,000) = $130,000.

5% Increase Value = prior 5% Increase Value accumulated until the beginning of year 2 = Minimum of ($122,470 * (1.05 ^ (6/12)), 200% * $120,000) = $125,494.

Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($130,000, $120,000, $130,000, $125,494) = $130,000.

EXAMPLE #5 -- WITHDRAWAL FROM CONTRACT VALUE.

Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Value. The adjustment will be based on the Contract Value prior to the withdrawal. The 5% Increase Value will be reduced by the amount of the withdrawal.

                          CONTRACT                                   PURCHASE                          DEATH
                           VALUE   PURCHASE             CONTRACT     PAYMENTS     HIGHEST      5%     BENEFIT
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ADJUSTED FOR ANNIVERSARY INCREASE   UNDER
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   WITHDRAWALS     VALUE     VALUE   PREMIER II
--------------------  --- -------- -------- ---------- ----------- ------------ ----------- -------- ----------
Beginning of Year 1.. 67        -- $100,000       --    $100,000     $100,000    $100,000   $100,000  $100,000
Activity 6 months
  later.............. 67  $105,000 $ 20,000       --    $125,000     $120,000    $120,000   $122,470  $125,000
Beginning of Year 2.. 68  $130,000       --       --    $130,000     $120,000    $130,000   $125,494  $130,000
Activity 6 months
  later.............. 68  $126,000       --   $5,000    $121,000     $115,238    $124,841   $123,593  $124,841

After the withdrawal:

Purchase Payments adjusted for withdrawals = Purchase Payments adjusted for withdrawals prior to the withdrawal - [Purchase Payments adjusted for withdrawals prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 - [$120,000 x $5,000 / $126,000] = $115,238.

Highest Anniversary Value = Highest Anniversary Value prior to the withdrawal - [Highest Anniversary Value prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $130,000 - [$130,000 x $5,000 / $126,000] = $124,841.

5% Increase Value = 5% Increase Value prior to the withdrawal accumulated until the time of the withdrawal and reduced for the withdrawal = Minimum of ($125,494 * (1.05 ^ (6/12)) - $5,000, 200% * $115,238) = $123,593.

Death Benefit = Maximum of Contract Value, Purchase Payments adjusted for withdrawals, Highest Anniversary Value, and 5% Increase Value = maximum of ($121,000, $115,238, $124,841, $123,539) = $124,841.

       APPENDIX F -- EXAMPLES OF PREMIER PROTECTOR DEATH BENEFIT OPTION

Below are several examples that are designed to help show how the Premier Protector death benefit option functions. A complete description of this optional contract feature can be found in the prospectus section "Death Benefits -- Optional Death Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

EXAMPLE #1 -- SINGLE PURCHASE PAYMENT OF $100,000, NO WITHDRAWALS, AND CORRESPONDING RIDER VALUES.

The table below is meant to provide a numeric example of how the Highest Anniversary Value, 4% Increase Value and Contract Value vary relative to one another during periods of positive and negative market fluctuations.

                          CONTRACT                                                       PREMIER
                           VALUE   PURCHASE             CONTRACT     HIGHEST      4%    PROTECTOR
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY INCREASE   DEATH
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BENEFIT
--------------------  --- -------- -------- ---------- ----------- ----------- -------- ---------
Beginning of Year 1.. 72        -- $100,000     --      $100,000    $100,000   $100,000 $100,000
Beginning of Year 2.. 73  $108,000       --     --      $108,000    $108,000   $104,000 $108,000
Beginning of Year 3.. 74  $119,000       --     --      $119,000    $119,000   $108,160 $119,000
Beginning of Year 4.. 75  $125,000       --     --      $125,000    $125,000   $112,486 $125,000
Beginning of Year 5.. 76  $112,000       --     --      $112,000    $125,000   $116,986 $125,000
Beginning of Year 6.. 77  $102,000       --     --      $102,000    $125,000   $121,665 $125,000
Beginning of Year 7.. 78  $121,000       --     --      $121,000    $125,000   $126,532 $126,532
Beginning of Year 8.. 79  $155,000       --     --      $155,000    $155,000   $131,593 $155,000
Beginning of Year 9.. 80  $130,000       --     --      $130,000    $155,000   $136,857 $155,000
Beginning of Year 10. 81  $140,000       --     --      $140,000    $155,000   $142,331 $155,000
Beginning of Year 11. 82  $156,000       --     --      $156,000    $156,000   $148,024 $156,000
Beginning of Year 12. 83  $150,000       --     --      $150,000    $156,000   $153,945 $156,000
Beginning of Year 13. 84  $165,000       --     --      $165,000    $165,000   $160,103 $165,000
Beginning of Year 14. 85  $166,000       --     --      $166,000    $166,000   $166,507 $166,507
Beginning of Year 15. 86  $160,000       --     --      $160,000    $166,000   $166,507 $166,507
Beginning of Year 16. 87  $170,000       --     --      $170,000    $166,000   $166,507 $166,507

In the example above, the beginning of year 2 illustrates the impact on rider values when the Contract Value increases. The Contract Value has increased to $108,000 and the Highest Anniversary Value is increased to the current Contract Value. The 4% Increase Value is calculated as the prior 4% Increase Value, accumulated at 4% for a year ($100,000 * 1.04 ^ (365 / 365) = $104,000). The death benefit for this rider is the greater of the Highest Anniversary Value and 4% Increase Value, resulting in a Premier Protector death benefit of $108,000.

In the example above, the beginning of year 5 illustrates the impact on rider values when the Contract Value decreases. The Contract Value has decreased to $112,000 and since that is less than the current Highest Anniversary Value of $125,000, it remains unchanged. The prior 4% Increase Value is accumulated at 4% ($112,486 * 1.04 ^ (365 / 365) = $116,986). The rider death benefit is the greater of the Highest Anniversary Value and 4% Increase Value, resulting in a Premier Protector death benefit of $125,000.

In the example above, the beginning of year 14 illustrates the Contract Anniversary following the oldest Owner's 85th birthday; the last anniversary at which the Highest Anniversary Value and 4% Increase Value have the potential to increase.

EXAMPLE #2 -- INITIAL VALUES AT ISSUE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

Examples 2 -- 5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.

                          CONTRACT                                                       PREMIER
                           VALUE   PURCHASE             CONTRACT     HIGHEST      4%    PROTECTOR
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY INCREASE   DEATH
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BENEFIT
--------------------  --- -------- -------- ---------- ----------- ----------- -------- ---------
Beginning of Year 1.. 67     --    $100,000     --      $100,000    $100,000   $100,000 $100,000

Initial Highest Anniversary Value = initial Purchase Payment = $100,000.

Initial 4% Increase Value = initial Purchase Payment = $100,000.

Initial Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($100,000, $100,000) = $100,000.

EXAMPLE #3 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING THE FIRST CONTRACT
YEAR.

If additional Purchase Payments are received prior to age 85, the Highest Anniversary Value and 4% Increase Value will increase by the amount of the Purchase Payment.

                             CONTRACT                                                       PREMIER
                              VALUE   PURCHASE             CONTRACT     HIGHEST      4%    PROTECTOR
                              BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY INCREASE   DEATH
CONTRACT ANNIVERSARY     AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BENEFIT
--------------------     --- -------- -------- ---------- ----------- ----------- -------- ---------
Beginning of Year 1..... 67        -- $100,000     --      $100,000    $100,000   $100,000 $100,000
Activity 6 months later. 67  $105,000 $ 20,000     --      $125,000    $120,000   $121,980 $121,980

After the additional Purchase Payment:

Highest Anniversary Value = Highest Anniversary Value prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

4% Increase Value = 4% Increase Value prior to the Purchase Payment accumulated until the time of the Purchase Payment + Purchase Payment amount = $100,000 * (1.04 ^ (6/12)) + $20,000 = $121,980.

Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($120,000, $121,980) = $121,980.

EXAMPLE #4 -- HIGHEST ANNIVERSARY VALUE INCREASE ON CONTRACT ANNIVERSARY.

On each Contract Anniversary the Highest Anniversary Value will be increased to the Contract Value if the Contract Value is greater than the Highest Anniversary Value.

                             CONTRACT                                                       PREMIER
                              VALUE   PURCHASE             CONTRACT     HIGHEST      4%    PROTECTOR
                              BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY INCREASE   DEATH
CONTRACT ANNIVERSARY     AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BENEFIT
--------------------     --- -------- -------- ---------- ----------- ----------- -------- ---------
Beginning of Year 1..... 67        -- $100,000     --      $100,000    $100,000   $100,000 $100,000
Activity 6 months later. 67  $105,000 $ 20,000     --      $125,000    $120,000   $121,980 $121,980
Beginning of Year 2..... 68  $130,000       --     --      $130,000    $130,000   $124,396 $130,000

After the increase:

Highest Anniversary Value = greater of Contract Value on Anniversary or prior Highest Anniversary Value = maximum of ($130,000, $120,000) = $130,000.

4% Increase Value = prior 4% Increase Value accumulated until the beginning of year 2 = $121,980 * (1.04 ^ (6/12)) = $124,396.

Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($130,000, $124,396) = $130,000.

EXAMPLE #5 -- WITHDRAWAL FROM CONTRACT VALUE.

Amounts withdrawn will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Value and the 4% Increase Value. The adjustment will be based on the Contract Value prior to the withdrawal.

                             CONTRACT                                                       PREMIER
                              VALUE   PURCHASE             CONTRACT     HIGHEST      4%    PROTECTOR
                              BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY INCREASE   DEATH
CONTRACT ANNIVERSARY     AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BENEFIT
--------------------     --- -------- -------- ---------- ----------- ----------- -------- ---------
Beginning of Year 1..... 67        -- $100,000       --    $100,000    $100,000   $100,000 $100,000
Activity 6 months later. 67  $105,000 $ 20,000       --    $125,000    $120,000   $121,980 $121,980
Beginning of Year 2..... 68  $130,000       --       --    $130,000    $130,000   $124,396 $130,000
Activity 6 months later. 68  $126,000       --   $5,000    $121,000    $124,841   $121,825 $124,841

After the withdrawal:

Highest Anniversary Value = Highest Anniversary Value prior to the withdrawal - [Highest Anniversary Value prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $130,000 - [$130,000 * $5,000 / $126,000] = $124,841.

4% Increase Value = 4% Increase Value prior to the withdrawal - [4% Increase Value prior to the withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $124,396 * (1.04 ^ (6/12)) - [$124,396 * (1.04 ^ (6/12)) *
$5,000 / $126,000] = $121,825.

Premier Protector Death Benefit = Maximum of Highest Anniversary Value and 4% Increase Value = maximum of ($124,841, $121,825) = $124,841.

        APPENDIX G -- EXAMPLES OF ESTATE ENHANCEMENT BENEFIT II OPTION

Below are several examples that are designed to help show how the Estate Enhancement Benefit II option functions. A complete description of this optional contract feature can be found in the prospectus section "Death Benefits -- Optional Death Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

EXAMPLE #1 -- INITIAL VALUES ON ISSUE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the rider values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the oldest Owner.

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT   REMAINING   MAXIMUM     ESTATE
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER PURCHASE  ENHANCEMENT ENHANCEMENT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   PAYMENTS     BASIS      BENEFIT
--------------------  --- -------- -------- ---------- ----------- --------- ----------- -----------
Beginning of Year 1.. 69     --    $100,000     --      $100,000   $100,000   $200,000       --

Initial Maximum Enhancement Basis = Purchase Payments * 200% = 100,000 * 200% = 200,000.

Initial Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (Contract Value less remaining Purchase Payments) = 0.40 * ($100,000 - $100,000) = 0.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING THE FIRST CONTRACT
YEAR.

If additional Purchase Payments are received, the Contract Value, Purchase Payments adjusted for withdrawals, and remaining Purchase Payments are increased by the Purchase Payment.

                             CONTRACT
                              VALUE   PURCHASE             CONTRACT   REMAINING   MAXIMUM     ESTATE
                              BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER PURCHASE  ENHANCEMENT ENHANCEMENT
CONTRACT ANNIVERSARY     AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   PAYMENTS     BASIS      BENEFIT
--------------------     --- -------- -------- ---------- ----------- --------- ----------- -----------
Beginning of Year 1..... 69        -- $100,000     --      $100,000   $100,000   $200,000         --
Activity 6 months later. 69  $105,000 $ 20,000     --      $125,000   $120,000   $240,000     $2,000

After the additional Purchase Payment:

Maximum Enhancement Basis = Purchase Payments adjusted for withdrawals * 200% = ($100,000 + $20,000) * 200% = $240,000.

Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (Contract Value less remaining Purchase Payments) = 0.40 * ($125,000 - $120,000) = $2,000.

EXAMPLE #3 -- WITHDRAWAL FROM CONTRACT VALUE.

Amounts withdrawn will result in an adjustment on a Pro-rata Basis to Purchase Payments in the Maximum Enhancement Basis calculation based on the Contract Value prior to the withdrawal.

                             CONTRACT
                              VALUE   PURCHASE             CONTRACT   REMAINING   MAXIMUM     ESTATE
                              BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER PURCHASE  ENHANCEMENT ENHANCEMENT
CONTRACT ANNIVERSARY     AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   PAYMENTS     BASIS      BENEFIT
--------------------     --- -------- -------- ---------- ----------- --------- ----------- -----------
Beginning of Year 1..... 69        -- $100,000       --    $100,000   $100,000   $200,000         --
Activity 6 months later. 69  $105,000 $ 20,000       --    $125,000   $120,000   $240,000     $2,000
Beginning of Year 2..... 70  $130,000       --       --    $130,000   $120,000   $240,000     $4,000
Activity 6 months later. 70  $133,000       --   $5,000    $128,000   $120,000   $230,977     $3,200

After the withdrawal:

Purchase Payments adjusted for withdrawals are adjusted on a Pro-rata Basis = Purchase Payments adjusted for withdrawals prior to the withdrawal - [Purchase Payments adjusted for withdrawals prior to withdrawal x amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 - [$120,000 x $5,000 / $133,000] = $115,489.

Maximum Enhancement Basis = Purchase Payments adjusted for withdrawals * 200% = $115,489 * 200% = $230,977.

Remaining Purchase Payments: the withdrawal will be allocated to contract gain, and then to Purchase Payments on a first in, first out, basis. Therefore, remaining Purchase Payments = $120,000.

Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (Contract Value less remaining Purchase Payments) = 0.40 * ($128,000 - $120,000) = $3,200.

EXAMPLE #4 -- DECREASES IN CONTRACT VALUES.

Decreases in Contract Value can cause a drop in benefit amount; however, this amount will never be less than $0.

                             CONTRACT
                              VALUE   PURCHASE             CONTRACT   REMAINING   MAXIMUM     ESTATE
                              BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER PURCHASE  ENHANCEMENT ENHANCEMENT
CONTRACT ANNIVERSARY     AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   PAYMENTS     BASIS      BENEFIT
--------------------     --- -------- -------- ---------- ----------- --------- ----------- -----------
Beginning of Year 1..... 69        -- $100,000       --    $100,000   $100,000   $200,000         --
Activity 6 months later. 69  $105,000 $ 20,000       --    $125,000   $120,000   $240,000     $2,000
Beginning of Year 2..... 70  $130,000       --       --    $130,000   $120,000   $240,000     $4,000
Activity 6 months later. 70  $133,000       --   $5,000    $128,000   $120,000   $230,977     $3,200
Beginning of Year 3..... 71  $122,000       --       --    $122,000   $120,000   $230,977     $  800
Beginning of Year 4..... 72  $115,000       --       --    $115,000   $120,000   $230,977         --
Beginning of Year 5..... 73  $118,000       --       --    $118,000   $120,000   $230,977         --
Beginning of Year 6..... 74  $123,000       --       --    $123,000   $120,000   $230,977     $1,200

Values in the beginning of year 4:

Maximum Enhancement Basis = Purchase Payments adjusted for withdrawals * 200% = $115,489 * 200% = $230,977.

Estate Enhancement Benefit = Estate Enhancement Benefit Percentage * (Contract Value less remaining Purchase Payments) = 0.40 * ($115,000 - $120,000) = -$2,000.

Benefit may not be less than zero so no benefit is due.

 APPENDIX H -- EXAMPLES OF THE MYPATH HIGHEST ANNIVERSARY DEATH BENEFIT SINGLE
                               AND JOINT OPTIONS

Below are several examples that are designed to help show how the MyPath Highest Anniversary Death Benefit -- Single and MyPath Highest Anniversary Death Benefit -- Joint riders function. A level GAI of $4,000 is assumed for illustration purposes in the examples below. Additional information on how to calculate GAI can be found in the MyPath Core Flex and MyPath Value descriptions in the section of this Prospectus entitled "Optional Living Benefit Riders." A complete description of this optional contract feature can be found in the section of this Prospectus entitled "Death Benefits -- Optional Death Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life (youngest Designated Life for the Joint option).

                            CONTRACT                     CONTRACT   HIGHEST
                             VALUE   PURCHASE             VALUE   ANNIVERSARY
                             BEFORE  PAYMENTS WITHDRAWAL  AFTER      DEATH
   CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY   BENEFIT
   -------------        --- -------- -------- ---------- -------- -----------
   Beginning of Year 1. 63     $0    $100,000     --     $100,000  $100,000

Initial Highest Anniversary Death Benefit = initial Purchase Payment = $100,000.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT IN THE FIRST CONTRACT YEAR.

If additional Purchase Payments are received, the Highest Anniversary Death Benefit will increase by the amount of the Purchase Payment.

                                 CONTRACT                     CONTRACT   HIGHEST
                                  VALUE   PURCHASE             VALUE   ANNIVERSARY
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER      DEATH
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY   BENEFIT
-------------                --- -------- -------- ---------- -------- -----------
Beginning of Year 1......... 63  $      0 $100,000     --     $100,000  $100,000
Activity (purchase payment). 63  $105,000 $ 20,000     --     $125,000  $120,000

After the additional Purchase Payment:

Highest Anniversary Death Benefit = Highest Anniversary Death Benefit prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

EXAMPLE #3 -- HIGHEST ANNIVERSARY DEATH BENEFIT ON CONTRACT ANNIVERSARY.

On each Contract Anniversary, prior to age 80, the Highest Anniversary Death Benefit is increased to the Contract Value if the Contract Value is greater than the then current Highest Anniversary Death Benefit.

                                 CONTRACT                     CONTRACT   HIGHEST
                                  VALUE   PURCHASE             VALUE   ANNIVERSARY
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER      DEATH
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY   BENEFIT
-------------                --- -------- -------- ---------- -------- -----------
Beginning of Year 1......... 63  $      0 $100,000     --     $100,000  $ 100,000
Activity (purchase payment). 63  $105,000 $ 20,000     --     $125,000  $ 120,000
Beginning of Year 2......... 64  $126,000 $      0     --     $126,000  $126,000

After the Contract Anniversary:

Highest Anniversary Death Benefit = greater of Contract Value or Highest Anniversary Death Benefit prior to the Contract Anniversary = maximum of ($126,000, $120,000) = $126,000.

EXAMPLE #4 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING A CONTRACT YEAR LESS THAN OR EQUAL TO GAI.

After the benefit date, cumulative amounts withdrawn up to the $4,000 GAI will result in a dollar for dollar adjustment to the Highest Anniversary Death Benefit.

                                 CONTRACT                     CONTRACT   HIGHEST
                                  VALUE   PURCHASE             VALUE   ANNIVERSARY
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER      DEATH
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY   BENEFIT
-------------                --- -------- -------- ---------- -------- -----------
Beginning of Year 1......... 63  $      0 $100,000       --   $100,000  $100,000
Activity (purchase payment). 63  $105,000 $ 20,000       --   $125,000  $120,000
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000  $126,000
Activity (withdrawal)....... 64  $130,000 $      0   $4,000   $126,000  $122,000

After the withdrawal:

Highest Anniversary Death Benefit = Highest Anniversary Death Benefit prior to the withdrawal -- amount of the withdrawal = $126,000 - $4,000 = $122,000.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING A CONTRACT YEAR THAT EXCEED THE GAI.

After the benefit date, cumulative amounts withdrawn in excess of the $4,000 GAI will result in a dollar for dollar adjustment to the Highest Anniversary Death Benefit on the amounts less than or equal to the remaining GAI and an adjustment on a Pro-rata Basis to the Highest Anniversary Death Benefit for the amount of the excess withdrawal. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                                 CONTRACT                     CONTRACT   HIGHEST
                                  VALUE   PURCHASE             VALUE   ANNIVERSARY
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER      DEATH
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY   BENEFIT
-------------                --- -------- -------- ---------- -------- -----------
Beginning of Year 1......... 63  $      0 $100,000       --   $100,000  $100,000
Activity (purchase payment). 63  $105,000 $ 20,000       --   $125,000  $120,000
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000  $126,000
Activity (withdrawal)....... 64  $130,000 $      0   $4,000   $126,000  $122,000
Beginning of Year 3......... 65  $129,000 $      0       --   $129,000  $129,000
Activity (withdrawal)....... 65  $130,000 $      0   $8,000   $122,000  $121,032

At the beginning of year 3:

Highest Anniversary Death Benefit = greater of Contract Value or Highest Anniversary Death Benefit prior to the Contract Anniversary = maximum of ($129,000, $122,000) = $129,000

After the excess withdrawal:

Highest Anniversary Death Benefit = [Highest Anniversary Death Benefit prior to the withdrawal -- remaining GAI] -- [(Highest Anniversary Value prior to withdrawal -- remaining GAI) x amount of excess withdrawal / (Contract Value prior to the withdrawal -- remaining GAI)] = ($129,000 - $4,000) - [($129,000 -
$4,000) x ($8,000 - $4,000) / ($130,000 - $4,000)] = $121,032.

EXAMPLE #6 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the Highest Anniversary Death Benefit.

                                 CONTRACT                     CONTRACT   HIGHEST
                                  VALUE   PURCHASE             VALUE   ANNIVERSARY
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER      DEATH
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY   BENEFIT
-------------                --- -------- -------- ---------- -------- -----------
Beginning of Year 1......... 45  $      0 $100,000       --   $100,000  $100,000
Activity (purchase payment). 45  $105,000 $ 20,000       --   $125,000  $120,000
Beginning of Year 2......... 46  $126,000 $      0       --   $126,000  $126,000
Activity (withdrawal)....... 46  $130,000 $      0   $4,000   $126,000  $122,123

After the withdrawal:

Highest Anniversary Death Benefit = Highest Anniversary Death Benefit prior to the withdrawal -- [Highest Anniversary Death Benefit prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $126,000 - [$126,000 X $4,000 / $130,000] = $122,123.

    APPENDIX I - EXAMPLES OF THE MYPATH CORE FLEX SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the MyPath Core Flex (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single, but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled "Optional Living Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life.

                         CONTRACT                     CONTRACT                                 GUARANTEED
                          VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------        --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1. 63     $0    $100,000     --     $100,000 $100,000  $100,000      4.10%     $4,100

Initial benefit base = initial Purchase Payment = $100,000.

Enhancement base = initial Purchase Payment = $100,000.

Annual income percentage = based on current age = 4.10%.

Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.10% = $4,100.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT BEFORE FIRST WITHDRAWAL.

Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --     $100,000 $100,000  $100,000      4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000     --     $125,000 $120,000  $120,000      4.10%     $4,920

After the additional Purchase Payment:

Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base X annual income percentage = $120,000 X 4.10% = $4,920.

EXAMPLE #3 -- BENEFIT BASE ENHANCEMENT.

On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --     $100,000 $100,000  $100,000      4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000     --     $125,000 $120,000  $120,000      4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0     --     $126,000 $127,200  $120,000      4.10%     $5,215

After the enhancement:

Enhancement = the enhancement base X enhancement rate = $120,000 X 6.0% =
$7,200.

Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $7,200 = $127,200

On a benefit base reset:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $127,200) = $127,200; No benefit base reset occurred.

Enhancement base = no impact = $120,000.

Annual income percentage = based on the current age as there have been no withdrawals yet = 4.10%.

GAI = new benefit base X annual income percentage = $127,200 X 4.10% = $5,215.

EXAMPLE #4 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR LESS THAN OR EQUAL TO THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --   $100,000 $100,000  $100,000      4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --   $125,000 $120,000  $120,000      4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000 $127,200  $120,000      4.10%     $5,215
Activity (withdrawal)....... 64  $130,000 $      0   $5,215   $124,785 $127,200  $120,000      4.10%     $5,215

After the withdrawal: Benefit base = no impact = $127,200.

Enhancement base = no impact= $120,000.

Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.10%.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, BENEFIT BASE RESET FOLLOWED BY CUMULATIVE WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --   $100,000 $100,000  $100,000      4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --   $125,000 $120,000  $120,000      4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000 $127,200  $120,000      4.10%     $5,215
Activity (withdrawal)....... 64  $130,000 $      0  $ 5,215   $124,785 $127,200  $120,000      4.10%     $5,215
Beginning of Year 3......... 65  $129,000 $      0       --   $129,000 $129,000  $129,000      5.10%     $6,579
Activity(withdrawal)........ 65  $130,000 $      0  $60,000   $ 70,000 $ 73,164  $ 73,164      5.10%     $3,731

At the beginning of year 3:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $127,200) = $129,000.

Enhancement base = due to the benefit base reset is increased to the value of the benefit base = $129,000.

Note: there is no enhancement due to the withdrawal that was taken during the year.

Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 5.10%

GAI = new benefit base X annual income percentage = $129,000 X 5.10% = $6,579.

After the excess withdrawal:

Benefit base = benefit base prior to the excess withdrawal -- [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $6,579) / ($130,000 -
$6,579)] = $73,164.

Enhancement base = enhancement base prior to the excess withdrawal -- [enhancement base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $6,579) / ($130,000 - $6,579)] = $73,164.

GAI = new benefit base X annual income percentage = $73,164 X 5.10% = $3,731.

EXAMPLE #6 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 45  $      0 $100,000       --   $100,000 $100,000  $100,000      4.10%    $ 4,100
Activity (purchase payment). 45  $105,000 $ 20,000       --   $125,000 $120,000  $120,000      4.10%    $ 4,920
Beginning of Year 2......... 46  $126,000 $      0       --   $126,000 $127,200  $120,000      4.10%    $ 5,215
Activity (withdrawal)....... 46  $130,000 $      0   $5,215   $124,785 $122,097  $115,186      4.10%    $5,006

After the withdrawal:

Benefit base = benefit base prior to the withdrawal -- [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $127,200 - [$127,200 X $5,215 / $130,000] = $122,097.

Enhancement base = enhancement base prior to the withdrawal -- [enhancement base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 - [$120,000 X $5,215 / $130,000] = $115,186.

GAI = new benefit base X annual income percentage = $122,097 X 4.10% = $5,006.

      APPENDIX J - EXAMPLES OF THE MYPATH SUMMIT SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the MyPath Summit (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single, but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled "Optional Living Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life.

                         CONTRACT                     CONTRACT                     GUARANTEED
                          VALUE   PURCHASE             VALUE              ANNUAL     ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME     INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE    PERCENTAGE   (GAI)
-------------        --- -------- -------- ---------- -------- -------- ---------- ----------
Beginning of Year 1. 63     $0    $100,000     --     $100,000 $100,000    4.35%     $4,350

Initial benefit base = initial Purchase Payment = $100,000.

Annual income percentage = based on current age = 4.35%.

Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.35% = $4,350.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT BEFORE FIRST WITHDRAWAL.

Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                     GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --     $100,000 $100,000    4.35%     $4,350
Activity (purchase payment). 63  $105,000 $ 20,000     --     $125,000 $120,000    4.35%     $5,220

After the additional Purchase Payment:

Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base X annual income percentage = $120,000 X 4.35% = $5,220.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each Contract Anniversary the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                     GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --     $100,000 $100,000    4.35%     $4,350
Activity (purchase payment). 63  $105,000 $ 20,000     --     $125,000 $120,000    4.35%     $5,220
Beginning of Year 2......... 64  $126,000 $      0     --     $126,000 $126,000    4.35%     $5,481

On a benefit base reset:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $120,000) = $126,000.

Annual income percentage = based on the current age as there have been no withdrawals yet = 4.35%.

GAI = new benefit base X annual income percentage = $126,000 X 4.35% = $5,481.

EXAMPLE #4 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR LESS THAN OR EQUAL TO THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI.

                                 CONTRACT                     CONTRACT                     GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --   $100,000 $100,000    4.35%     $4,350
Activity (purchase payment). 63  $105,000 $ 20,000       --   $125,000 $120,000    4.35%     $5,220
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000 $126,000    4.35%     $5,481
Activity (withdrawal)....... 64  $130,000 $      0   $5,481   $124,519 $126,000    4.35%     $5,481

After the withdrawal:

Benefit base = no impact = $126,000.

Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.35%.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, BENEFIT BASE RESET FOLLOWED BY CUMULATIVE WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                                 CONTRACT                     CONTRACT                     GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --   $100,000 $100,000    4.35%    $ 4,350
Activity (purchase payment). 63  $105,000 $ 20,000       --   $125,000 $120,000    4.35%    $ 5,220
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000 $126,000    4.35%    $ 5,481
Activity (withdrawal)....... 64  $130,000 $      0  $ 5,481   $124,519 $126,000    4.35%    $ 5,481
Beginning of Year 3......... 65  $129,000 $      0       --   $129,000 $129,000    5.35%    $ 6,902
Activity (withdrawal)....... 65  $130,000 $      0  $60,000   $ 70,000 $ 73,356    5.35%    $3,925

At the beginning of year 3:

Benefit base = due to the benefit base reset is reset to Contract Value = $129,000.

Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 5.35%

GAI = new benefit base X annual income percentage = $129,000 X 5.35% = $6,902.

After the excess withdrawal:

Benefit base = benefit base prior to the excess withdrawal -- [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $6,902) / ($130,000 -
$6,902)] = $73,356.

GAI = new benefit base X annual income percentage = $73,356 X 5.35% = $3,925.

EXAMPLE #6 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                     GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ---------- ----------
Beginning of Year 1......... 55  $      0 $100,000       --   $100,000 $100,000    4.35%     $4,350
Activity (purchase payment). 55  $105,000 $ 20,000       --   $125,000 $120,000    4.35%     $5,220
Beginning of Year 2......... 56  $126,000 $      0       --   $126,000 $126,000    4.35%     $5,481
Activity (withdrawal)....... 56  $130,000 $      0   $5,481   $124,519 $120,688    4.35%     $5,250

After the withdrawal:

Benefit base = benefit base prior to the withdrawal -- [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $126,000 - [$126,000 X $5,481 / $130,000] = $120,688.

GAI = new benefit base X annual income percentage = $120,688 X 4.35% = $5,250.

      APPENDIX K - EXAMPLES OF THE MYPATH VALUE SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the MyPath Value (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single, but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled "Optional Living Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000.

                         CONTRACT                     CONTRACT                     GUARANTEED
                          VALUE   PURCHASE             VALUE              ANNUAL     ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME     INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE    PERCENTAGE   (GAI)
-------------        --- -------- -------- ---------- -------- -------- ---------- ----------
Beginning of Year 1. 63     $0    $100,000     --     $100,000 $100,000    4.10%     $4,100

Initial benefit base = initial Purchase Payment = $100,000.

Annual income percentage = 4.10%

Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.10% = $4,100.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT BEFORE FIRST WITHDRAWAL.

Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                     GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --     $100,000 $100,000    4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000     --     $125,000 $120,000    4.10%     $4,920

After the additional Purchase Payment:

Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base X annual income percentage = $120,000 X 4.10% = $4,920.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each Contract Anniversary the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                     GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --     $100,000 $100,000    4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000     --     $125,000 $120,000    4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0     --     $126,000 $126,000    4.10%     $5,166

On a benefit base reset:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $120,000) = $126,000.

GAI = new benefit base X annual income percentage = $126,000 X 4.10% = $5,166.

EXAMPLE #4 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR LESS THAN OR EQUAL TO THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI.

                                 CONTRACT                     CONTRACT                     GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --   $100,000 $100,000    4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --   $125,000 $120,000    4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000 $126,000    4.10%     $5,166
Activity (withdrawal)....... 64  $130,000 $      0   $5,166   $124,834 $126,000    4.10%     $5,166

After the withdrawal:

Benefit base = no impact = $126,000.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, BENEFIT BASE RESET FOLLOWED BY CUMULATIVE WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                                 CONTRACT                     CONTRACT                     GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --   $100,000 $100,000    4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --   $125,000 $120,000    4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000 $126,000    4.10%     $5,166
Activity (withdrawal)....... 64  $130,000 $      0  $ 5,166   $124,834 $126,000    4.10%     $5,166
Beginning of Year 3......... 65  $129,000 $      0  $     0   $129,000 $129,000    4.10%     $5,289
Activity (withdrawal)....... 65  $130,000 $      0  $60,000   $ 70,000 $ 72,407    4.10%     $2,969

At the beginning of year 3:

Benefit base = due to the benefit base reset is reset to Contract Value = $129,000.

GAI = new benefit base X annual income percentage = $129,000 X 4.10% = $5,289.

After the excess withdrawal:

Benefit base = benefit base prior to the excess withdrawal -- [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $5,289) / ($130,000 -
$5,289)] = $72,407.

GAI = new benefit base X annual income percentage = $72,407 X 4.10% = $2,969.

EXAMPLE #6 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                     GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE    PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --   $100,000 $100,000    4.10%     $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --   $125,000 $120,000    4.10%     $4,920
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000 $126,000    4.10%     $5,166
Activity (withdrawal)....... 64  $130,000 $      0   $5,166   $124,834 $120,993    4.10%     $4,961

After the withdrawal:

Benefit base = benefit base prior to the withdrawal -- [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $126,000 - [$126,000 X $5,166 / $130,000] = $120,993.

GAI = new benefit base X annual income percentage = $120,993 X 4.10% = $4,961.

   APPENDIX L -- EXAMPLES OF THE MYPATH ASCEND 2.0 SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the MyPath Ascend
2.0 (Single and Joint) riders function. The examples assume the Single option for purposes of the applicable annual income percentage and corresponding GAI. Under the Joint option, the benefit base calculations are identical to Single but the applicable annual income percentage is less and will be based on the age of the youngest Designated Life. A complete description of this optional rider can be found in the section of this Prospectus entitled "Optional Living Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

Examples 1-5 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example.

EXAMPLE #1 -- INITIAL VALUES.

The initial values are based on an initial Purchase Payment of $100,000 and the age of the Designated Life.

                         CONTRACT                     CONTRACT                                 GUARANTEED
                          VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------        --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1. 63     $0    $100,000     --     $100,000 $100,000  $100,000      4.1%      $4,100

Initial benefit base = initial Purchase Payment = $100,000.

Enhancement base = initial Purchase Payment = $100,000.

Annual income percentage = based on current age = 4.1%.

Initial GAI = initial benefit base X annual income percentage = $100,000 X 4.1% = $4,100.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT BEFORE FIRST WITHDRAWAL.

Until the later of the first Contract Anniversary or the first withdrawal, if additional Purchase Payments are accepted, the benefit base and enhancement base will increase by the amount of the Purchase Payment. For eligible Purchase Payments, the GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --     $100,000 $100,000  $100,000      4.1%      $4,000
Activity (purchase payment). 63  $105,000 $ 20,000     --     $125,000 $120,000  $120,000      4.1%      $4,920

After the additional Purchase Payment:

Benefit base = benefit base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

Enhancement base = enhancement base prior to the Purchase Payment + Purchase Payment amount = $100,000 + $20,000 = $120,000.

GAI = new benefit base X annual income percentage = $120,000 X 4.1% = $4,920.

EXAMPLE #3 -- BENEFIT BASE ENHANCEMENT.

On each Contract Anniversary during the enhancement period, in each Contract Year where there is no withdrawal activity, the benefit base will be increased by the enhancement rate multiplied by the enhancement base. Following any applicable benefit base enhancement, the benefit base will be automatically reset to the current Contract Value, if higher (this is a benefit base reset). The GAI will be recalculated to be the new benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000     --     $100,000 $100,000  $100,000      4.1%      $4,100
Activity (purchase payment). 63  $105,000 $ 20,000     --     $125,000 $120,000  $120,000      4.1%      $4,920
Beginning of Year 2......... 64  $126,000 $      0     --     $126,000 $128,400  $120,000      4.1%      $5,264

After the enhancement:

Enhancement = the enhancement base X enhancement rate = $120,000 X 7.0% =
$8,400.

Benefit base = the benefit base prior to the enhancement plus the enhancement amount = $120,000 + $8,400 = $128,400.

On a benefit base reset:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($126,000, $128,400) = $128,400; No benefit base reset occurred.

Enhancement base = no impact = $120,000.

Annual income percentage = based on the current age as there have been no withdrawals yet = 4.1%.

GAI = new benefit base X annual income percentage = $128,400 X 4.1% = $5,264.

EXAMPLE #4 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR LESS THAN OR EQUAL TO THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --   $100,000 $100,000  $100,000      4.1%      $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --   $125,000 $120,000  $120,000      4.1%      $4,920
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000 $128,400  $120,000      4.1%      $5,264
Activity (withdrawal)....... 64  $130,000 $      0   $5,264   $124,736 $128,400  $120,000      4.1%      $5,264

After the withdrawal:

Benefit base = no impact = $128,400.

Enhancement base = no impact = $120,000.

Annual income percentage = determined based on the current age as of the withdrawal date and will no longer change except in the case of a benefit base reset = 4.1%.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, BENEFIT BASE RESET FOLLOWED BY CUMULATIVE WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each Contract Year without any adjustments to the benefit base, enhancement base, or the GAI. Amounts withdrawn in excess of the GAI will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The adjustment will be based on the Contract Value prior to the excess portion of the withdrawal.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 63  $      0 $100,000       --   $100,000 $100,000  $100,000      4.1%      $4,100
Activity (purchase payment). 63  $105,000 $ 20,000       --   $125,000 $120,000  $120,000      4.1%      $4,920
Beginning of Year 2......... 64  $126,000 $      0       --   $126,000 $128,400  $120,000      4.1%      $5,264
Activity (withdrawal)....... 64  $130,000 $      0  $ 5,264   $124,736 $128,400  $120,000      4.1%      $5,264
Beginning of Year 3......... 65  $129,000 $      0       --   $129,000 $129,000  $129,000      5.1%      $6,579
Activity (withdrawal)....... 65  $130,000 $      0  $60,000   $ 70,000 $ 73,164  $ 73,164      5.1%      $3,731

At the beginning of year 3:

Benefit base = greater of Contract Value or benefit base prior to the reset = maximum of ($129,000, $128,400) = $129,000.

Enhancement base = due to the benefit base reset is increased to the value of the benefit base = $129,000.

Note: there is no enhancement due to the withdrawal that was taken during the year.

Annual income percentage = re-evaluated based on age at the time of the benefit base reset = 5.1%

GAI = new benefit base X annual income percentage = $129,000 X 5.1% = $6,579.

After the excess withdrawal:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $6,579) / ($130,000 -
$6,579)] = $73,164.

Enhancement base = enhancement base prior to the excess withdrawal - [enhancement base prior to excess withdrawal X excess withdrawal / Contract Value prior to the excess withdrawal] = $129,000 - [$129,000 X ($60,000 - $6,579) / ($130,000 - $6,579)] = $73,164.

GAI = new benefit base X annual income percentage = $73,164 X 5.1% = $3,731.

EXAMPLE #6 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in an adjustment on a Pro-rata Basis to the benefit base and enhancement base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 45  $      0 $100,000       --   $100,000 $100,000  $100,000      4.1%      $4,100
Activity (purchase payment). 45  $105,000 $ 20,000       --   $125,000 $120,000  $120,000      4.1%      $4,920
Beginning of Year 2......... 46  $126,000 $      0       --   $126,000 $128,400  $120,000      4.1%      $5,264
Activity (withdrawal)....... 46  $130,000 $      0   $5,264   $124,736 $123,200  $115,141      4.1%      $5,051

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $128,400 - [$128,400 X $5,264 / $130,000] = $123,200.

Enhancement base = enhancement base prior to the withdrawal - [enhancement base prior to withdrawal X amount of withdrawal / Contract Value prior to the withdrawal] = $120,000 - [$120,000 X $5,264 / $130,000] = $115,141.

GAI = new benefit base X annual income percentage = $123,200 X 4.1% = $5,051.

EXAMPLE #7 -- 200% BENEFIT BASE GUARANTEE.

On the later of the 12th Contract Anniversary following the rider effective date, or the Contract Anniversary on or following the 67th birthday of the Designated Life (youngest designated life if Joint), if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of all Purchase Payments made before the first Contract Anniversary multiplied by 200%, and all subsequent Purchase Payments made on or after the first Contract Anniversary.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, the benefit base will be set equal to the 200% benefit base guarantee. The benefit base after adjustment remains subject to the benefit base maximum of $4,000,000. If you take a withdrawal on or before the date your benefit base is eligible for the 200% benefit base guarantee, the 200% benefit base guarantee terminates without value.

                                 CONTRACT                     CONTRACT                                 GUARANTEED
                                  VALUE   PURCHASE             VALUE                          ANNUAL     ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT  ENHANCEMENT   INCOME     INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE       BASE     PERCENTAGE   (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------- ---------- ----------
Beginning of Year 1......... 54  $      0 $100,000     --     $100,000 $100,000  $100,000      4.1%     $ 4,100
Activity (purchase payment). 55  $105,000 $ 20,000     --     $125,000 $120,000  $120,000      4.1%     $ 4,920
Beginning of Year 2......... 55  $112,000 $      0     --     $112,000 $128,400  $120,000      4.1%     $ 5,264
Beginning of Year 3......... 56  $112,000 $      0     --     $112,000 $136,800  $120,000      4.1%     $ 5,609
Beginning of Year 4......... 57  $117,000 $      0     --     $117,000 $145,200  $120,000      4.1%     $ 5,953
Beginning of Year 5......... 58  $122,000 $      0     --     $122,000 $153,600  $120,000      4.1%     $ 6,298
Beginning of Year 6......... 59  $128,000 $      0     --     $128,000 $162,000  $120,000      4.1%     $ 6,642
Beginning of Year 7......... 60  $132,000 $      0     --     $132,000 $170,400  $120,000      4.1%     $ 6,986
Beginning of Year 8......... 61  $134,000 $      0     --     $134,000 $178,800  $120,000      4.1%     $ 7,331
Beginning of Year 9......... 62  $138,000 $      0     --     $138,000 $187,200  $120,000      4.1%     $ 7,675
Beginning of Year 10........ 63  $141,000 $      0     --     $141,000 $195,600  $120,000      4.1%     $ 8,020
Beginning of Year 11........ 64  $145,000 $      0     --     $145,000 $204,000  $120,000      4.1%     $ 8,364
Beginning of Year 12........ 65  $148,000 $      0     --     $148,000 $212,400  $120,000      5.1%     $10,832
Beginning of Year 13........ 66  $152,000 $      0     --     $152,000 $220,800        --      5.1%     $11,261
Beginning of Year 14........ 67  $168,000 $      0     --     $168,000 $240,000        --      5.1%     $12,240

After the 12th Contract Anniversary:

After the enhancement is credited, the Enhancement Base is no longer applicable as the Enhancement Period has ended.

After the 13th Contract Anniversary:

200% Benefit Base Guarantee = [200% * (total purchase payments in 1st contract year)] + (total purchase payments made after the 1st contract anniversary) = [200% * ($100,000 + $20,000)] + ($0) = $240,000

Benefit Base = the greater of the benefit base after any applicable benefit base enhancement or benefit base reset and the 200% Benefit Base Guarantee = maximum of ($220,800, $240,000) = $240,000.

GAI = new benefit base X annual income percentage = $240,000 X 5.1% = $12,240.

             APPENDIX M - EXAMPLES OF THE SURETRACK PLUS 90 OPTION

Below are several examples that are designed to help show how the SureTrack Plus 90 rider functions. A complete description of this optional rider can be found in the section of this Prospectus entitled "Optional Living Benefit Riders." Contract Values shown assume certain hypothetical gains or losses in order to better demonstrate how the optional rider can be impacted by Sub-Account gain or loss. All values are rounded to the nearest dollar.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-6 are progressive, starting with a Purchase Payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. The initial values are based on an initial Purchase Payment of $100,000.

                     CONTRACT                                  CONTRACT               YEARS
                      VALUE   ACCUMULATION PURCHASE             VALUE   ACCUMULATION  UNTIL
                      BEFORE  BASE BEFORE  PAYMENTS WITHDRAWAL  AFTER    BASE AFTER  BENEFIT
CONTRACT YEAR        ACTIVITY   ACTIVITY   RECEIVED   AMOUNT   ACTIVITY   ACTIVITY    DATE
-------------        -------- ------------ -------- ---------- -------- ------------ -------
Beginning of Year 1.    $0         $0      $100,000     $0     $100,000   $100,000     10

Initial accumulation base = initial Purchase Payment = $100,000.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT WITHIN 12 MONTHS OF ISSUE.

Within 12 months after issue and after each optional reset, if additional Purchase Payments are accepted, the accumulation base will increase by the amount of the Purchase Payment.

                             CONTRACT                                  CONTRACT               YEARS
                              VALUE   ACCUMULATION PURCHASE             VALUE   ACCUMULATION  UNTIL
                              BEFORE  BASE BEFORE  PAYMENTS WITHDRAWAL  AFTER    BASE AFTER  BENEFIT
CONTRACT YEAR                ACTIVITY   ACTIVITY   RECEIVED   AMOUNT   ACTIVITY   ACTIVITY    DATE
-------------                -------- ------------ -------- ---------- -------- ------------ -------
Beginning of Year 1......... $      0   $      0   $100,000     $0     $100,000   $100,000     10
Activity (purchase payment). $110,000   $100,000   $ 20,000     $0     $130,000   $120,000

After the additional Purchase Payment:

Accumulation base = accumulation base prior to Purchase Payment + Purchase Payment = $100,000 + $20,000 = $120,000.

EXAMPLE #3 -- AUTOMATIC ACCUMULATION BASE INCREASE ON RIDER ANNIVERSARY.

On each rider anniversary, the accumulation base will be set equal to the greater of 90% of the Contract Value or the accumulation base immediately before the anniversary.

                             CONTRACT                                  CONTRACT               YEARS
                              VALUE   ACCUMULATION PURCHASE             VALUE   ACCUMULATION  UNTIL
                              BEFORE  BASE BEFORE  PAYMENTS WITHDRAWAL  AFTER    BASE AFTER  BENEFIT
CONTRACT YEAR                ACTIVITY   ACTIVITY   RECEIVED   AMOUNT   ACTIVITY   ACTIVITY    DATE
-------------                -------- ------------ -------- ---------- -------- ------------ -------
Beginning of Year 1......... $      0   $      0   $100,000     $0     $100,000   $100,000     10
Activity (purchase payment). $110,000   $100,000   $ 20,000     $0     $130,000   $120,000
Beginning of Year 2......... $140,000   $120,000   $      0     $0     $140,000   $126,000      9

On an automatic increase:

90% of Contract Value = 90% X $140,000 = $126,000.

Accumulation base = greater of 90% of Contract Value or accumulation base prior to the increase = maximum of ($126,000, $120,000) = $126,000.

EXAMPLE #4 -- WITHDRAWAL.

A withdrawal of any amount at any time will reduce the accumulation base by the same proportion by which it reduces the Contract Value.

                             CONTRACT                                  CONTRACT               YEARS
                              VALUE   ACCUMULATION PURCHASE             VALUE   ACCUMULATION  UNTIL
                              BEFORE  BASE BEFORE  PAYMENTS WITHDRAWAL  AFTER    BASE AFTER  BENEFIT
CONTRACT YEAR                ACTIVITY   ACTIVITY   RECEIVED   AMOUNT   ACTIVITY   ACTIVITY    DATE
-------------                -------- ------------ -------- ---------- -------- ------------ -------
Beginning of Year 1......... $      0   $      0   $100,000  $     0   $100,000   $100,000     10
Activity (purchase payment). $110,000   $100,000   $ 20,000  $     0   $130,000   $120,000
Beginning of Year 2......... $140,000   $120,000   $      0  $     0   $140,000   $126,000      9
Activity (withdrawal)....... $130,000   $126,000   $      0  $13,000   $117,000   $113,400

After the withdrawal:

Accumulation base = accumulation base prior to withdrawal -- [accumulation base prior to withdrawal X withdrawal amount / Contract Value prior to withdrawal] = $126,000 - [$126,000 X $13,000 / $130,000] = $113,400.

EXAMPLE #5 -- OPTIONAL RESET ELECTED.

On any rider anniversary before the benefit date and while the oldest Owner is not older than 80, the client may elect an optional reset if the Contract Value exceeds the accumulation base. The accumulation base will be reset to the full Contract Value and a new benefit period will begin.

                             CONTRACT                                  CONTRACT               YEARS
                              VALUE   ACCUMULATION PURCHASE             VALUE   ACCUMULATION  UNTIL
                              BEFORE  BASE BEFORE  PAYMENTS WITHDRAWAL  AFTER    BASE AFTER  BENEFIT
CONTRACT YEAR                ACTIVITY   ACTIVITY   RECEIVED   AMOUNT   ACTIVITY   ACTIVITY    DATE
-------------                -------- ------------ -------- ---------- -------- ------------ -------
Beginning of Year 1......... $      0   $      0   $100,000  $     0   $100,000   $100,000     10
Activity (purchase payment). $110,000   $100,000   $ 20,000  $     0   $130,000   $120,000
Beginning of Year 2......... $140,000   $120,000   $      0  $     0   $140,000   $126,000      9
Activity (withdrawal)....... $130,000   $126,000   $      0  $13,000   $117,000   $113,400
Beginning of Year 3......... $125,000   $113,400   $      0  $     0   $125,000   $125,000     10

At the Beginning of Year 3:

Accumulation base = Due to the optional reset is reset to the Contract Value = $125,000.

Note: The number of years until the benefit date is reset to 10.

EXAMPLE #6 -- ADJUSTMENT TO CONTRACT VALUE ON BENEFIT DATE.

On the benefit date (the rider anniversary that coincides with the end of the most recent 10-year benefit period), if the accumulation base is greater than the Contract Value, the Contract Value will be adjusted by an amount equal to the accumulation base less the Contract Value.

                             CONTRACT                                  CONTRACT               YEARS
                              VALUE   ACCUMULATION PURCHASE             VALUE   ACCUMULATION  UNTIL
                              BEFORE  BASE BEFORE  PAYMENTS WITHDRAWAL  AFTER    BASE AFTER  BENEFIT
CONTRACT YEAR                ACTIVITY   ACTIVITY   RECEIVED   AMOUNT   ACTIVITY   ACTIVITY    DATE
-------------                -------- ------------ -------- ---------- -------- ------------ -------
Beginning of Year 1......... $      0   $      0   $100,000  $     0   $100,000   $100,000     10
Activity (purchase payment). $110,000   $100,000   $ 20,000  $     0   $130,000   $120,000
Beginning of Year 2......... $140,000   $120,000   $      0  $     0   $140,000   $126,000      9
Activity (withdrawal)....... $130,000   $126,000   $      0  $13,000   $117,000   $113,400
Beginning of Year 3......... $125,000   $113,400   $      0  $     0   $125,000   $125,000     10
End of Year 12.............. $ 90,000   $125,000   $      0  $     0   $125,000        N/A      0

After the adjustment:

Contract Value = Contract Value prior to adjustment + [accumulation base prior to adjustment -- Contract Value prior to adjustment] = $90,000 + [$125,000 - $90,000] = $125,000.

Note: After the adjustment is made, this rider will terminate and the accumulation base will no longer exist.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
          CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION

                                    FORM N-4

ITEM NUMBER             CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
---------------------   ---------------------------------------------------------------------------
    15.                 Cover Page
    16.                 Cover Page
    17.                 General Information and History
    18.                 Not applicable
    19.                 Not applicable
    20.                 Distribution of Contract
    21.                 Performance
    22.                 Independent Registered Public Accounting Firm
                        Registration Statement
    23.                 Financial Statements

                            VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098

                            TELEPHONE: 1-800-362-3141

                       STATEMENT OF ADDITIONAL INFORMATION

THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: November 9, 2016

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Securian at 1-800-362-3141;
or writing to Securian at Securian Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

        General Information and History
        Distribution of Contract
        Performance Data
        Independent Registered Public Accounting Firm
        Registration Statement
        Financial Statements

                        GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life and Securian Life (the Life Companies) agreed to make a reduction in Separate Account (or Sub-Account) expenses to those Contracts with assets allocated to specified Funds on May 1, 2014, as follows:

     . SECURIAN FUNDS TRUST - PYRAMIS(R)CORE EQUITY FUND - to the extent the
       Fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), the Life Companies will make a corresponding reduction in Sub-Account expenses, for the life of each Contract outstanding on May 1, 2014, to those Contract Owners whose Sub-Account invests in the Fund.

                            DISTRIBUTION OF CONTRACT

The Contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. ("Securian Financial") or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the Contracts. Contracts may also be made available through other financial institutions such as investment advisers and their representatives.

Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the following Securian Funds Trust, Portfolios: Bond, Government Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap, Real Estate Securities, Dynamic Managed Volatility, Managed Volatility Equity, Ivy(SM) Growth, Ivy(SM) Small Cap Growth, Pyramis(R) Core Equity and T.Rowe Price Value. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Amounts paid by Minnesota Life to the underwriter for 2015, 2014 and 2013 were $47,222,709, $43,100,936 and $52,801,236 respectively, for payment to associated dealers on the sale of other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the Portfolios for services provided under a 12b-1 plan of distribution.

The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments. It generally chooses to compensate firms that have an ability to distribute the Contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s). You are encouraged to ask your representative about the basis upon which he or she will be personally compensated for the advice or recommendations providing in connection with the sale of your Contract.

The following is a list of names of the registered broker-dealers, which are members of FINRA, that with respect to annuity business during the last calendar year , we are aware received additional payments of more than $5,000 with respect to annuity business during the last calendar year. While we endeavor to update this list annually, please note that interim changes or new arrangements may not be reflected in this information. We assume no duty to notify contractowners whether his or her registered representative should be included.

H Beck Inc.
6600 Rockledge Drive, Sixth Floor
Bethesda, Maryland 20817-1806

Commonwealth Financial Network
29 Sawyer Road
Waltham, MA  02453

Questar Capital
5701 Golden Hills Drive
Minneapolis, MN  55416

The Leaders Group
26 W. Dry Creek Circle #575
Littleton, CO  80120

Ameriprise Financial Services, Inc.
570 Ameriprise Financial Center
Minneapolis, MN 55474

Cetera Financial Group, Inc.
200 North Sepulveda Boulevard, Suite 1200
El Segundo, CA 90245

Summit Brokerage Services Inc.
595 South Federal Highway, Suite 500
Boca Raton, FL 33432

Valmark Securities, Inc.
130 Springside Drive, Suite 300
Akron, OK 44333


                                   PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

Total Returns

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

Average Annual Total Return

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the Contract, including the mortality and expense risk fee, and the administrative fee, but does not reflect any charges for applicable premium taxes and/or any other taxes, any non-recurring fees or charges or any increase in the mortality and expense risk fee for an optional death benefit rider or any charge for other optional benefits. The annual maintenance fee is also taken into account if the Contract has such fee.Because this fee may vary with the size of the account, we calculate the fee by taking the total amount of annual maintenance fee collected for the prior year and dividing it by the average contract value for the prior year and apply it in that fashion in accordance with SEC guidance. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                                   (1/N)
                             T = (ERV/P)  -1

Where T    =  average annual total return
      ERV  =  ending redeemable value
      P    =  hypothetical initial payment of $1,000
      N    =  number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Non-Standardized Returns

We may also calculate non-standardized returns which may or may not reflect any annual maintenance fee, charges for premium taxes and/or any other taxes, or any charge for an optional rider or optional death benefit, and any non-recurring fees or charges. For periods prior to the date of this prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.

Standardized return calculations will always accompany any non-standardized returns shown.

Yields

Government Money Market Sub-Account

The "yield" (also called "current yield") of the Government Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Government Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.


The formula for effective yield is: [(Base Period Return + 1) (365/7)] -1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Government Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, or any charge for an optional death benefit rider, or any charge for an optional rider, but do reflect a deduction for the annual maintenance fee, the mortality and expense fee and the administrative fee.

Other Sub-accounts

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                         a-b   6
              YIELD = 2[(--- + 1) -1]
                         CD

Where a =  net investment income earned during the period by the portfolio attributable to the sub-account.
      b = expenses accrued for the period (net of reimbursements) c = the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
      d = the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, the administrative fee, the annual maintenance fee but does not reflect any charge for applicable premium taxes and/or any other taxes, any charge for an optional death benefit rider, any charge for any other optional rider, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and subsidiaries and the financial statements of the Variable Annuity Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.


The report dated March 4, 2016 on the consolidated financial statements of Minnesota Life Insurance Company and subsidiaries refers to the adoption of Accounting Standards Update 2013-08, FINANCIAL SERVICES - INVESTMENT COMPANIES (TOPIC 946): AMENDMENTS TO THE SCOPE, MEASUREMENT, AND DISCLOSURE REQUIREMENTS, as of January 1, 2014.



                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the Contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable annuity account, Minnesota Life, and the Contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                               December 31, 2015

     (With Report of Independent Registered Public Accounting Firm Thereon)

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                               December 31, 2015

                               TABLE OF CONTENTS

                                                                  PAGE
Report of Independent Registered Public Accounting Firm              1

Statements of Assets, Liabilities, and Contract Owners' Equity       2

Statements of Operations                                            19

Statements of Changes in Net Assets                                 36

Notes to Financial Statements                                       55

[KPMG LOGO]

                KPMG LLP
                4200 Wells Fargo Center
                90 South Seventh Street
                Minneapolis, MN 55402

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and
Contract Owners of Variable Annuity Account:

We have audited the accompanying statements of assets, liabilities, and contract owners' equity of the sub-accounts listed in note 1 of Variable Annuity Account (collectively, the Account), as of December 31, 2015, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the respective underlying portfolios or their transfer agents, or for Securian Funds Trust, verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Variable Annuity Account as of December 31, 2015, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                 /s/ KPMG LLP

Minneapolis, Minnesota
March 31, 2016

           KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative
           ("KPMG International"), a Swiss entity.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                            AM CENTURY    AM CENTURY     AMER FUNDS    AMER FUNDS
                                               AB VPS        AB VPS INTL     VP INC &     VP INFL PRO   IS GLBL BOND     IS GLBL
                                           DYNASSTALL CL B   VALUE CL B     GRO CL II        CL II          CL 2       GROWTH CL 2
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $   103,429,309        819,553     3,142,914     72,601,630     6,153,434     10,205,799
Receivable from Minnesota Life for
   contract purchase payments                       51,283             --            --             --         3,648             --
Receivable for investments sold                         --             34           134          6,681            --            437
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                           103,480,592        819,587     3,143,048     72,608,311     6,157,082     10,206,236
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                        --             41           162          7,184            --            499
Payable for investments purchased                   52,043             --            --             --         3,687             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                           52,043             41           162          7,184         3,687            499
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $   103,428,549        819,546     3,142,886     72,601,127     6,153,395     10,205,737
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $   103,428,549        819,546     3,142,886     72,601,127     6,153,395     10,205,737
Contracts in annuity payment period                     --             --            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $   103,428,549        819,546     3,142,886     72,601,127     6,153,395     10,205,737
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                        9,193,716         61,115       366,734      7,303,987       562,986        389,683
        Investments at cost                $   107,479,495        859,528     3,135,351     82,017,700     6,616,853     10,624,428

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             AMER FUNDS      AMER FUNDS     AMER FUNDS                   AMER FUNDS    AMER FUNDS
                                             IS GLBL SM       IS GROWTH     IS GROWTH-    AMER FUNDS       IS NEW         IS US
                                               CP CL 2          CL 2         INC CL 2    IS INTL CL 2    WORLD CL 2   GOVT/AAA CL 2
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $     6,624,728     28,687,491    20,198,161     14,363,463     7,289,700      9,122,542
Receivable from Minnesota Life for
   contract purchase payments                        4,668             --         2,031             --         2,635          6,949
Receivable for investments sold                         --          1,300            --            671            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                             6,629,396     28,688,791    20,200,192     14,364,134     7,292,335      9,129,491
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                        --          1,565            --            772            --             --
Payable for investments purchased                    4,722             --         2,224             --         2,695          7,005
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                            4,722          1,565         2,224            772         2,695          7,005
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $     6,624,674     28,687,226    20,197,968     14,363,362     7,289,640      9,122,486
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $     6,624,674     28,687,226    20,197,968     14,363,362     7,289,640      9,122,486
Contracts in annuity payment period                     --             --            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $     6,624,674     28,687,226    20,197,968     14,363,362     7,289,640      9,122,486
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                          277,185        423,807       448,449        797,085       389,615        747,749
        Investments at cost                $     7,260,871     30,478,425    21,175,216     15,544,878     8,542,676      9,160,832

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             CLEARBRIDGE     FIDELITY VIP                                 FRANKLIN       FRANKLIN
                                             VAR SM GRO         EQUITY-    FIDELITY VIP  FRANKLIN DEV    MUTUAL SHS    SMALL CP VAL
                                                CL II         INCOME SC2   MID CAP SC2   MKTS VIP CL 2    VIP CL 2       VIP CL 2
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $       849,026     70,913,458    36,636,111     19,589,438     6,445,253     24,068,910
Receivable from Minnesota Life for
   contract purchase payments                           --          8,087            --             --            --          1,964
Receivable for investments sold                         40             --        25,686          6,972           133             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                               849,066     70,921,545    36,661,797     19,596,410     6,445,386     24,070,874
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                        46             --        25,877          7,083           163             --
Payable for investments purchased                       --          8,511            --             --            --          2,152
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                               46          8,511        25,877          7,083           163          2,152
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $       849,020     70,913,034    36,635,920     19,589,327     6,445,223     24,068,722
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $       849,020     70,733,680    36,459,057     19,434,744     6,445,223     24,068,722
Contracts in annuity payment period                     --        179,354       176,863        154,583            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $       849,020     70,913,034    36,635,920     19,589,327     6,445,223     24,068,722
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                           41,803      3,538,596     1,150,993      3,099,595       335,690      1,361,364
        Investments at cost                $       876,654     66,602,938    34,562,202     26,080,366     5,593,952     25,569,336

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             FRANKLIN SM-      GOLDMAN       GOLDMAN        IBBOTSON      IBBOTSON       IBBOTSON
                                               MD CP GR      SACHS VI HQ    SACHS VIT      AGGRESSIVE     BALANCED     CONSERVATIVE
                                               VIP CL 2       FLT RT SS    GBL TRNDS SS    GRWTH ETF2       ETF2           ETF2
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    10,189,804     38,011,284    97,039,032      7,062,855    59,036,386     13,536,146
Receivable from Minnesota Life for
   contract purchase payments                           --          1,895       401,405             --            --             --
Receivable for investments sold                        178             --            --            371         2,623            731
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                            10,189,982     38,013,179    97,440,437      7,063,226    59,039,009     13,536,877
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                       217             --            --            437         3,002            849
Payable for investments purchased                       --          2,166       402,068             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                              217          2,166       402,068            437         3,002            849
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $    10,189,765     38,011,013    97,038,369      7,062,789    59,036,007     13,536,028
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    10,155,601     38,011,013    97,038,369      7,062,789    59,036,007     13,536,028
Contracts in annuity payment period                 34,164             --            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $    10,189,765     38,011,013    97,038,369      7,062,789    59,036,007     13,536,028
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                          576,021      3,661,973     8,919,029        639,751     5,507,126      1,268,617
        Investments at cost                $    12,224,680     38,878,833   103,028,062      6,876,034    57,571,133     14,326,602

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                              IBBOTSON
                                              IBBOTSON        INCOME &      INVESCO VI    INVESCO VI     INVESCO VI     INVESCO VI
                                               GROWTH          GROWTH       AMER VALUE    COMSTOCK SR   EQUITY & INC     GROWTH &
                                                ETF2            ETF2          SR II           II            SR II        INC SR II
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    23,368,144     28,351,726     7,575,089     48,489,658     4,142,947      2,872,067
Receivable from Minnesota Life for
   contract purchase payments                           --             --         2,662             --           433             --
Receivable for investments sold                      1,261          1,200            --            220            --            118
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                            23,369,405     28,352,926     7,577,751     48,489,878     4,143,380      2,872,185
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                     1,473          1,420            --            605            --            135
Payable for investments purchased                       --             --         2,729             --           471             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                            1,473          1,420         2,729            605           471            135
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $    23,367,932     28,351,506     7,575,022     48,489,273     4,142,909      2,872,050
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    23,367,932     28,351,506     7,575,022     48,489,273     4,142,909      2,872,050
Contracts in annuity payment period                     --             --            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $    23,367,932     28,351,506     7,575,022     48,489,273     4,142,909      2,872,050
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                        2,219,197      2,682,283       487,144      2,769,255       256,371        146,759
        Investments at cost                $    19,949,496     29,283,350     9,254,576     42,396,600     4,571,521      3,295,383

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             INVESCO VI                                                                  IVY VIP
                                             SM CAP EQTY    IVY VIP ASSET    IVY VIP                    IVY VIP CORE    DIVIDEND
                                                SR II         STRATEGY       BALANCED     IVY VIP BOND     EQUITY          OPP
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    20,544,205    178,008,683   120,157,815    137,757,526   102,975,267     22,422,955
Receivable from Minnesota Life for
   contract purchase payments                        4,048             --            --             --            --             --
Receivable for investments sold                         --         47,009       100,622          7,074           295            792
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                            20,548,253    178,055,692   120,258,437    137,764,600   102,975,562     22,423,747
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                        --         47,929       100,888          7,315           782            894
Payable for investments purchased                    4,194             --            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                            4,194         47,929       100,888          7,315           782            894
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $    20,544,059    178,007,763   120,157,549    137,757,285   102,974,780     22,422,853
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    20,544,059    177,791,393   117,787,892    137,757,285   102,840,121     22,422,853
Contracts in annuity payment period                     --        216,370     2,369,657             --       134,659             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $    20,544,059    178,007,763   120,157,549    137,757,285   102,974,780     22,422,853
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                        1,211,333     21,437,015    13,717,428     26,496,927     8,763,032      2,868,706
        Investments at cost                $    21,750,451    212,009,827   125,353,388    148,838,341   112,756,900     20,280,895

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                               IVY VIP
                                               IVY VIP         GLOBAL      IVY VIP GLBL     IVY VIP       IVY VIP        IVY VIP
                                               ENERGY          GROWTH      NATURAL RES    GLOBAL BOND     GROWTH       HIGH INCOME
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $     5,679,142     69,043,744    30,521,099      6,698,199    61,983,605     85,240,698
Receivable from Minnesota Life for
   contract purchase payments                           --             --         4,193             --            --         11,614
Receivable for investments sold                        203          4,879            --            260         3,571             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                             5,679,345     69,048,623    30,525,292      6,698,459    61,987,176     85,252,312
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                       239          5,324            --            276         3,844             --
Payable for investments purchased                       --             --         4,442             --            --         12,162
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                              239          5,324         4,442            276         3,844         12,162
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $     5,679,106     69,043,299    30,520,850      6,698,183    61,983,332     85,240,150
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $     5,679,106     68,994,156    30,520,850      6,698,183    61,983,332     85,240,150
Contracts in annuity payment period                     --         49,143            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $     5,679,106     69,043,299    30,520,850      6,698,183    61,983,332     85,240,150
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                        1,126,747      7,956,273     8,331,359      1,414,286     5,428,729     25,435,114
        Investments at cost                $     7,106,127     66,858,279    41,382,565      7,206,032    56,751,696     95,411,849

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                               IVY VIP       IVY VIP                      IVY VIP     IVY VIP PATH
                                            IVY VIP INTL      LIMITED-      MICRO CAP     IVY VIP MID      MONEY         MOD AGG
                                             CORE EQUITY      TERM BOND       GROWTH      CAP GROWTH       MARKET          MVF
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $   164,116,813     37,336,446    23,559,475     61,788,909    12,769,110     52,387,275
Receivable from Minnesota Life for
   contract purchase payments                           --             --            --             --            --             --
Receivable for investments sold                     20,409          1,450        13,828          4,711           746          2,836
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                           164,137,222     37,337,896    23,573,303     61,793,620    12,769,856     52,390,111
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                    21,084          1,497        13,941          5,063           770          3,025
Payable for investments purchased                       --             --            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                           21,084          1,497        13,941          5,063           770          3,025
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $   164,116,138     37,336,399    23,559,362     61,788,557    12,769,086     52,387,086
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $   163,266,170     37,336,399    23,501,236     61,788,557    12,769,086     52,387,086
Contracts in annuity payment period                849,968             --        58,126             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $   164,116,138     37,336,399    23,559,362     61,788,557    12,769,086     52,387,086
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                       10,569,838      7,667,881     1,142,604      6,558,009    12,769,110      9,970,552
        Investments at cost                $   170,168,854     37,865,440    26,630,334     59,710,973    12,769,110     53,944,360

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                             IVY VIP        IVY VIP       IVY VIP        IVY VIP
                                            IVY VIP PATH    IVY VIP PATH    PATHFINDER    PATHFINDER     PATHFINDER     PATHFINDER
                                             MOD CON MVF       MOD MVF      AGGRESSIVE      CONSERV       MOD AGGR       MOD CONS
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    25,941,083    266,682,271    18,139,234     34,384,128   252,183,793     73,874,808
Receivable from Minnesota Life for
   contract purchase payments                        3,734        147,355            --             --            --             --
Receivable for investments sold                         --             --           746         11,009       109,739          3,307
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                            25,944,817    266,829,626    18,139,980     34,395,137   252,293,532     73,878,115
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                        --             --           817         11,042       110,047          3,381
Payable for investments purchased                    3,823        148,160            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                            3,823        148,160           817         11,042       110,047          3,381
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $    25,940,994    266,681,466    18,139,163     34,384,095   252,183,485     73,874,734
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    25,940,994    266,681,466    18,139,163     34,384,095   252,183,485     73,874,734
Contracts in annuity payment period                     --             --            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $    25,940,994    266,681,466    18,139,163     34,384,095   252,183,485     73,874,734
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                        4,958,348     49,655,955     3,592,710      6,671,089    45,834,098     13,934,699
        Investments at cost                $    26,476,398    270,852,802    18,807,046     35,717,733   231,684,070     74,936,546

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                               IVY VIP                       IVY VIP        IVY VIP
                                             PATHFINDER     IVY VIP REAL    SCIENCE &      SMALL CAP    IVY VIP SMALL    IVY VIP
                                              MODERATE       ESTATE SEC        TECH         GROWTH        CAP VALUE       VALUE
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $   216,132,210     12,978,588    70,870,284     28,383,389    53,459,967     94,101,458
Receivable from Minnesota Life for
   contract purchase payments                           --             --            --             --            --          2,236
Receivable for investments sold                      9,025            529         6,756            953        25,684             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                           216,141,235     12,979,117    70,877,040     28,384,342    53,485,651     94,103,694
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                     9,328            633         7,275          1,091        25,917             --
Payable for investments purchased                       --             --            --             --            --          2,652
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                            9,328            633         7,275          1,091        25,917          2,652
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $   216,131,907     12,978,484    70,869,765     28,383,251    53,459,734     94,101,042
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $   216,131,907     12,978,484    70,826,102     28,383,251    53,107,545     93,577,310
Contracts in annuity payment period                     --             --        43,663             --       352,189        523,732
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $   216,131,907     12,978,484    70,869,765     28,383,251    53,459,734     94,101,042
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                       40,503,019      1,445,470     3,087,277      2,676,466     3,414,816     15,295,579
        Investments at cost                $   204,805,941      9,890,105    62,174,407     27,114,460    51,804,580     95,823,401

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                             JANUS ASPEN                                 JANUS ASPEN
                                             JANUS ASPEN    FLEXIBLE BOND   JANUS ASPEN   JANUS ASPEN    PERK MID CP    MFS VIT II
                                             BALANCED SS         SS           FORTY SS    OVERSEAS SS      VAL SS     INTL VALUE SC
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    22,205,137      7,574,826    41,255,489     45,931,019    22,615,674      4,333,324
Receivable from Minnesota Life for
   contract purchase payments                           --          7,524            --         12,708         3,072          5,236
Receivable for investments sold                     52,523             --           603             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                            22,257,660      7,582,350    41,256,092     45,943,727    22,618,746      4,338,560
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                    52,669             --           869             --            --             --
Payable for investments purchased                       --          7,579            --         12,957         3,239          5,268
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                           52,669          7,579           869         12,957         3,239          5,268
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $    22,204,991      7,574,771    41,255,223     45,930,770    22,615,507      4,333,292
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    22,204,991      7,574,771    41,106,003     45,846,437    22,615,507      4,333,292
Contracts in annuity payment period                     --             --       149,220         84,333            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $    22,204,991      7,574,771    41,255,223     45,930,770    22,615,507      4,333,292
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                          702,472        598,328     1,176,040      1,649,821     1,427,757        195,812
        Investments at cost                $    21,335,528      7,690,395    44,035,927     59,698,890    23,678,257      4,387,951

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                               MFS VIT
                                               MID CAP       MORGSTANLEY    NEUBERGER     OPPENHEIMER   OPPENHEIMER     PIMCO VIT
                                             GROWTH SER      UIF EMG MK     BERMAN SOC   INTL GROW VA   MS SM CAP VA   GLB DIV ALL
                                                 SC            EQ CL 2      RESP S CL         SS             SS           ADV CL
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $     1,345,380     22,587,477     2,188,703     36,037,139     2,816,590     76,801,796
Receivable from Minnesota Life for
   contract purchase payments                           --            193         1,894             --            --         51,043
Receivable for investments sold                         60             --            --          6,911           127             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                             1,345,440     22,587,670     2,190,597     36,044,050     2,816,717     76,852,839
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                        75             --            --          7,209           161             --
Payable for investments purchased                       --            371         1,914             --            --         51,504
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                               75            371         1,914          7,209           161         51,504
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $     1,345,365     22,587,299     2,188,683     36,036,841     2,816,556     76,801,335
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $     1,345,365     22,587,299     2,188,683     36,036,841     2,816,556     76,801,335
Contracts in annuity payment period                     --             --            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $     1,345,365     22,587,299     2,188,683     36,036,841     2,816,556     76,801,335
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                          171,386      1,828,945       101,611     15,736,742       133,805      8,449,042
        Investments at cost                $     1,362,877     25,914,519     2,283,114     38,427,130     3,242,605     87,464,976

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                              PIMCO VIT       PIMCO VIT     PUTNAM VT      PUTNAM VT     PUTNAM VT      PUTNAM VT
                                               LOW DUR      TOTAL RETURN      EQUITY      GROWTH AND    INTER EQ CL     MULTI-CAP
                                             PORT ADV CL       ADV CL      INCOME CL IB    INC CL IB         IB         GRO CL IB
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    63,471,254    166,771,472     4,834,256      8,196,675     3,508,691      3,963,104
Receivable from Minnesota Life for
   contract purchase payments                        3,704             --            --          2,573         4,871             --
Receivable for investments sold                         --          5,112        17,835             --            --            216
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                            63,474,958    166,776,584     4,852,091      8,199,248     3,513,562      3,963,320
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                        --          6,363        17,867             --            --            276
Payable for investments purchased                    4,197             --            --          2,669         4,894             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                            4,197          6,363        17,867          2,669         4,894            276
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $    63,470,761    166,770,221     4,834,224      8,196,579     3,508,668      3,963,044
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    63,470,761    166,770,221     4,834,224      8,196,579     3,507,582      3,963,044
Contracts in annuity payment period                     --             --            --             --         1,086             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $    63,470,761    166,770,221     4,834,224      8,196,579     3,508,668      3,963,044
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                        6,192,317     15,762,899       224,327        345,414       268,454        117,182
        Investments at cost                $    65,651,775    177,732,054     4,446,142      8,528,124     2,990,033      3,700,333

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                 SFT       SFT ADVANTUS   SFT ADVANTUS  SFT ADVANTUS       SFT
                                              PUTNAM VT       ADVANTUS     INDEX 400 MC    INDEX 500        INTL        ADVANTUS
                                            VOYAGER CL IB     BOND CL 2        CL 2           CL 2        BOND CL 2    MANAGED VOL
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $     7,143,933    193,256,405    67,076,475    175,838,193    85,335,069    203,488,226
Receivable from Minnesota Life for
   contract purchase payments                           --          2,383            --             --         7,951        412,355
Receivable for investments sold                        245             --           553         65,400            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                             7,144,178    193,258,788    67,077,028    175,903,593    85,343,020    203,900,581
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                       323             --           899         65,762            --             --
Payable for investments purchased                       --          3,523            --             --         8,340        413,761
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                              323          3,523           899         65,762         8,340        413,761
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $     7,143,855    193,255,265    67,076,129    175,837,831    85,334,680    203,486,820
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $     7,143,855    192,787,165    66,788,919    126,496,793    85,167,937    203,486,820
Contracts in annuity payment period                     --        468,100       287,210     49,341,038       166,743             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $     7,143,855    193,255,265    67,076,129    175,837,831    85,334,680    203,486,820
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                          163,402     91,165,476    19,211,556     22,857,547    35,914,557     18,126,848
        Investments at cost                $     7,870,910    155,851,267    39,403,722    103,576,864    67,169,675    203,919,601

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                 SFT            SFT
                                                              ADVANTUS        ADVANTUS   SFT ADVANTUS                    SFT IVY
                                             SFT ADVANTUS       MONEY       MORTGAGE CL   REAL ESTATE     SFT IVY       SMALL CAP
                                            MGD VOL EQUITY     MARKET            2           CL 2          GROWTH        GROWTH
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $     5,362,160     36,958,831    59,042,065     78,465,544   209,422,578     44,780,455
Receivable from Minnesota Life for
   contract purchase payments                      240,163             --            --             --            --             --
Receivable for investments sold                         --          5,398        16,059         10,173         4,433          3,829
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                             5,602,323     36,964,229    59,058,124     78,475,717   209,427,011     44,784,284
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                        --          5,611        16,354         10,665         5,433          3,991
Payable for investments purchased                  240,186             --            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                          240,186          5,611        16,354         10,665         5,433          3,991
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $     5,362,137     36,958,618    59,041,770     78,465,052   209,421,578     44,780,293
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $     5,362,137     36,719,745    58,678,085     78,265,982   208,191,185     44,293,434
Contracts in annuity payment period                     --        238,873       363,685        199,070     1,230,393        486,859
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $     5,362,137     36,958,618    59,041,770     78,465,052   209,421,578     44,780,293
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                          532,795     36,976,136    31,725,954     18,466,983    17,435,125      4,299,832
        Investments at cost                $     5,342,140     36,976,136    50,779,895     51,466,923   175,880,635     43,464,904

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             SFT PYRAMIS                     TOPS MGD                     TOPS MGD       TOPS MGD
                                             CORE EQUITY     SFT T. ROWE   RISK BAL ETF    TOPS MGD      RISK GROWTH   RISK MOD GRO
                                                CL 2         PRICE VALUE       CL 2      RISK FLEX ETF    ETF CL 2       ETF CL 2
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    60,808,041    127,869,312    20,969,459     67,186,689    89,470,368     28,410,530
Receivable from Minnesota Life for
   contract purchase payments                           --             --         2,455        107,528            --            963
Receivable for investments sold                      1,789          1,153            --             --         5,252             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total assets                            60,809,830    127,870,465    20,971,914     67,294,217    89,475,620     28,411,493
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                     2,184          2,016            --             --         5,976             --
Payable for investments purchased                       --             --         2,601        107,992            --          1,173
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total liabilities                            2,184          2,016         2,601        107,992         5,976          1,173
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Net assets applicable to contract
          owners                           $    60,807,646    127,868,449    20,969,313     67,186,225    89,469,644     28,410,320
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    60,630,093    127,843,437    20,969,313     67,186,225    89,469,644     28,410,320
Contracts in annuity payment period                177,553         25,012            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
        Total contract owners' equity      $    60,807,646    127,868,449    20,969,313     67,186,225    89,469,644     28,410,320
                                           ===============  =============  ============  =============  ============  =============

        Investment shares                        5,422,652     12,043,958     1,963,432      6,567,614     8,545,403      2,633,043
        Investments at cost                $    55,263,420    120,617,455    22,042,648     70,984,308    95,810,178     30,382,777

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT
         Statements of Assets, Liabilities, and Contract Owners' Equity
                               December 31, 2015

                                               TOTALS
                                           ---------------
ASSETS
Investments at net asset value             $ 5,218,260,576
Receivable from Minnesota Life for
   contract purchase payments                    1,527,456
Receivable for investments sold                    622,894
                                           ---------------
        Total assets                         5,220,410,926
                                           ---------------

LIABILITIES
Payable to Minnesota Life for contract
   terminations, withdrawal payments and
   mortality and expense charges                   638,635
Payable for investments purchased                1,538,074
                                           ---------------
        Total liabilities                        2,176,709
                                           ---------------
        Net assets applicable to contract
          owners                           $ 5,218,234,217
                                           ===============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $ 5,159,872,571
Contracts in annuity payment period             58,361,646
                                           ---------------
        Total contract owners' equity      $ 5,218,234,217
                                           ===============

        Investment shares
        Investments at cost                $ 5,110,094,969

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.


                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                         AB VPS                       AM CENTURY      AM CENTURY      AMER FUNDS      AMER FUNDS
                                       DYNASSTALL     AB VPS INTL       VP INC &      VP INFL PRO     IS GLBL BOND      IS GLBL
                                          CL B         VALUE CL B      GRO CL II         CL II            CL 2        GROWTH CL 2
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $      566,478          19,915          68,286       1,535,015           2,482         102,947
  Mortality, expense and
    administrative charges (note 3)      (1,156,645)        (14,687)        (56,226)     (1,133,102)        (70,732)       (130,193)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net         (590,167)          5,228          12,060         401,913         (68,250)        (27,246)
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                1,497,439              --         332,607              --         129,464         923,690

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                     654,899         999,533       1,362,708       8,066,307         799,444       3,126,860
    Cost of investments sold               (624,177)       (919,485)       (836,520)     (8,604,268)       (830,879)     (2,781,124)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                           30,722          80,048         526,188        (537,961)        (31,435)        345,736

    Net realized gains (losses) on
      investments                         1,528,161          80,048         858,795        (537,961)         98,029       1,269,426

  Net change in unrealized
    appreciation (depreciation) of
    investments                          (4,324,485)        (76,239)     (1,191,972)     (2,930,531)       (311,812)       (795,119)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net      (2,796,324)          3,809        (333,177)     (3,468,492)       (213,783)        474,307
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $   (3,386,491)          9,037        (321,117)     (3,066,579)       (282,033)        447,061
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                                                                                       AMER FUNDS
                                       AMER FUNDS      AMER FUNDS      AMER FUNDS                      AMER FUNDS        IS US
                                       IS GLBL SM     IS GROWTH CL     IS GROWTH-      AMER FUNDS        IS NEW       GOVT/AAA CL
                                        CP CL 2            2            INC CL 2      IS INTL CL 2     WORLD CL 2          2
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $           --         167,058         250,346         229,507          39,126         131,067
  Mortality, expense and
    administrative charges (note 3)         (76,714)       (375,641)       (235,493)       (211,537)        (98,472)       (118,045)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net          (76,714)       (208,583)         14,853          17,970         (59,346)         13,022
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                  353,567       5,046,124       2,115,794         829,281         354,582          73,448

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   1,914,498       1,367,238       1,295,870       1,676,235       1,280,275       1,628,236
    Cost of investments sold             (1,823,063)     (1,078,736)       (958,291)     (1,505,643)     (1,313,231)     (1,654,056)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                           91,435         288,502         337,579         170,592         (32,956)        (25,820)

    Net realized gains (losses) on
      investments                           445,002       5,334,626       2,453,373         999,873         321,626          47,628

  Net change in unrealized
    appreciation (depreciation) of
    investments                            (709,112)     (4,021,117)     (2,608,692)     (1,918,782)       (586,752)        (52,091)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net        (264,110)      1,313,509        (155,319)       (918,909)       (265,126)         (4,463)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $     (340,824)      1,104,926        (140,466)       (900,939)       (324,472)          8,559
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                      CLEARBRIDGE     FIDELITY VIP                    FRANKLIN DEV      FRANKLIN        FRANKLIN
                                       VAR SM GRO       EQUITY-       FIDELITY VIP    MKTS VIP CL      MUTUAL SHS     SMALL CP VAL
                                       CL II (a)       INCOME SC2     MID CAP SC2          2            VIP CL 2        VIP CL 2
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $           --       2,234,028          97,540         448,059         232,848         160,596
  Mortality, expense and
    administrative charges (note 3)          (4,167)     (1,119,956)       (570,998)       (297,440)       (107,244)       (375,241)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net           (4,167)      1,114,072        (473,458)        150,619         125,604        (214,645)
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                    9,151       7,641,626       5,062,969       2,853,307         515,081       3,693,480

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                      24,116      12,079,434       7,416,521       3,876,352       2,409,448       2,284,869
    Cost of investments sold                (26,339)    (13,139,940)     (5,929,292)     (4,226,180)     (1,492,312)     (1,148,801)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                           (2,223)     (1,060,506)      1,487,229        (349,828)        917,136       1,136,068

    Net realized gains (losses) on
      investments                             6,928       6,581,120       6,550,198       2,503,479       1,432,217       4,829,548

  Net change in unrealized
    appreciation (depreciation) of
    investments                             (27,628)    (11,972,463)     (7,086,056)     (7,514,742)     (1,992,481)     (6,921,814)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net         (20,700)     (5,391,343)       (535,858)     (5,011,263)       (560,264)     (2,092,266)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $      (24,867)     (4,277,271)     (1,009,316)     (4,860,644)       (434,660)     (2,306,911)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                      FRANKLIN SM-      GOLDMAN         GOLDMAN         IBBOTSON        IBBOTSON        IBBOTSON
                                        MD CP GR      SACHS VI HQ      SACHS VIT       AGGRESSIVE       BALANCED      CONSERVATIVE
                                        VIP CL 2       FLT RT SS      GBL TRNDS SS     GRWTH ETF2         ETF2            ETF2
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $           --         169,089          84,031          88,347         868,007         167,483
  Mortality, expense and
    administrative charges (note 3)        (138,058)       (562,063)     (1,148,315)       (109,621)       (898,014)       (238,688)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net         (138,058)       (392,974)     (1,064,284)        (21,274)        (30,007)        (71,205)
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                2,697,797              --       2,082,763         107,030       1,624,045         342,320

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   3,064,951       3,484,259       2,406,158       1,174,961       8,040,093       4,582,883
    Cost of investments sold             (2,892,792)     (3,575,326)     (2,238,148)       (915,588)     (6,293,180)     (4,551,413)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                          172,159         (91,067)        168,010         259,373       1,746,913          31,470

    Net realized gains (losses) on
      investments                         2,869,956         (91,067)      2,250,773         366,403       3,370,958         373,790

  Net change in unrealized
    appreciation (depreciation) of
    investments                          (3,115,120)       (241,912)     (7,554,160)       (646,864)     (5,509,036)       (718,691)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net        (245,164)       (332,979)     (5,303,387)       (280,461)     (2,138,078)       (344,901)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $     (383,222)       (725,953)     (6,367,671)       (301,735)     (2,168,085)       (416,106)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                        IBBOTSON
                                        IBBOTSON        INCOME &       INVESCO VI      INVESCO VI      INVESCO VI      INVESCO VI
                                         GROWTH          GROWTH        AMER VALUE     COMSTOCK SR     EQUITY & INC      GROWTH &
                                          ETF2            ETF2           SR II             II            SR II         INC SR II
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $      308,440         443,002             636         798,474          92,153          78,091
  Mortality, expense and
    administrative charges (note 3)        (380,178)       (487,567)       (111,347)       (712,656)        (59,351)        (46,026)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net          (71,738)        (44,565)       (110,711)         85,818          32,802          32,065
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                  354,757       1,105,561         959,335         131,867         356,044         456,934

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   2,882,470       6,948,907       1,054,028       6,166,021         634,023       1,076,664
    Cost of investments sold             (1,727,817)     (6,253,039)       (919,829)     (3,175,895)       (545,734)       (760,824)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                        1,154,653         695,868         134,199       2,990,126          88,289         315,840

    Net realized gains (losses) on
      investments                         1,509,410       1,801,429       1,093,534       3,121,993         444,333         772,774

  Net change in unrealized
    appreciation (depreciation) of
    investments                          (2,399,299)     (2,720,400)     (1,889,703)     (6,783,301)       (638,325)       (959,832)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net        (889,889)       (918,971)       (796,169)     (3,661,308)       (193,992)       (187,058)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $     (961,627)       (963,536)       (906,880)     (3,575,490)       (161,190)       (154,993)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                       INVESCO VI       IVY VIP                                                         IVY VIP
                                      SM CAP EQTY        ASSET          IVY VIP         IVY VIP         IVY VIP         DIVIDEND
                                         SR II          STRATEGY        BALANCED          BOND        CORE EQUITY         OPP
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $           --         730,558       1,148,270       4,245,643         373,859         318,419
  Mortality, expense and
    administrative charges (note 3)        (328,779)     (2,879,763)     (1,584,697)     (1,913,658)     (1,481,493)       (349,139)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net         (328,779)     (2,149,205)       (436,427)      2,331,985      (1,107,634)        (30,720)
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                4,457,203      35,080,088      16,884,136              --      17,494,551       2,725,491

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   2,822,909      29,501,055      17,731,209      14,890,679      14,542,921       4,196,260
    Cost of investments sold             (1,207,111)    (30,487,853)    (15,894,914)    (15,275,118)    (12,211,837)     (3,330,522)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                        1,615,798        (986,798)      1,836,295        (384,439)      2,331,084         865,738

    Net realized gains (losses) on
      investments                         6,073,001      34,093,290      18,720,431        (384,439)     19,825,635       3,591,229

  Net change in unrealized
    appreciation (depreciation) of
    investments                          (7,263,338)    (51,317,411)    (20,115,354)     (3,531,174)    (20,775,042)     (4,419,837)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net      (1,190,337)    (17,224,121)     (1,394,923)     (3,915,613)       (949,407)       (828,608)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $   (1,519,116)    (19,373,326)     (1,831,350)     (1,583,628)     (2,057,041)       (859,328)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                        IVY VIP
                                        IVY VIP          GLOBAL       IVY VIP GLBL      IVY VIP         IVY VIP         IVY VIP
                                         ENERGY          GROWTH       NATURAL RES     GLOBAL BOND        GROWTH       HIGH INCOME
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $        4,009         308,259          32,799         259,109          69,677       5,890,334
  Mortality, expense and
    administrative charges (note 3)        (104,079)     (1,058,349)       (523,885)        (93,920)       (911,510)     (1,389,783)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net         (100,070)       (750,090)       (491,086)        165,189        (841,833)      4,500,551
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                   36,303       3,572,785              --              --       7,704,394       1,000,103

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   1,330,337       8,908,184       4,743,916       1,179,033      10,351,576      14,903,734
    Cost of investments sold             (1,126,467)     (8,665,007)     (4,327,452)     (1,204,951)     (9,866,798)    (14,873,977)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                          203,870         243,177         416,464         (25,918)        484,778          29,757

    Net realized gains (losses) on
      investments                           240,173       3,815,962         416,464         (25,918)      8,189,172       1,029,860

  Net change in unrealized
    appreciation (depreciation) of
    investments                          (1,879,361)     (1,575,259)     (8,666,743)       (416,018)     (3,699,288)    (12,797,913)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net      (1,639,188)      2,240,703      (8,250,279)       (441,936)      4,489,884     (11,768,053)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $   (1,739,258)      1,490,613      (8,741,365)       (276,747)      3,648,051      (7,267,502)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                        IVY VIP         IVY VIP                         IVY VIP       IVY VIP PATH
                                      IVY VIP INTL      LIMITED-       MICRO CAP      IVY VIP MID        MONEY          MOD AGG
                                      CORE EQUITY      TERM BOND         GROWTH        CAP GROWTH        MARKET           MVF
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $    2,282,521         561,357              --              --           2,459              --
  Mortality, expense and
    administrative charges (note 3)      (2,334,693)       (477,431)       (366,181)       (950,583)       (161,309)       (582,865)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net          (52,172)         83,926        (366,181)       (950,583)       (158,850)       (582,865)
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               22,548,942              --       4,326,893       5,412,528              --              --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  24,285,333       3,367,862       6,624,559       7,400,034       6,644,050       1,781,542
    Cost of investments sold            (30,765,992)     (3,486,660)     (5,567,423)     (5,341,362)     (6,644,050)     (1,745,067)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                       (6,480,659)       (118,798)      1,057,136       2,058,672              --          36,475

    Net realized gains (losses) on
      investments                        16,068,283        (118,798)      5,384,029       7,471,200              --          36,475

  Net change in unrealized
    appreciation (depreciation) of
    investments                         (18,873,376)       (133,340)     (7,709,816)    (11,203,900)             --        (673,985)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net      (2,805,093)       (252,138)     (2,325,787)     (3,732,700)             --        (637,510)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $   (2,857,265)       (168,212)     (2,691,968)     (4,683,283)       (158,850)     (1,220,375)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                      IVY VIP PATH                      IVY VIP         IVY VIP         IVY VIP         IVY VIP
                                        MOD CON       IVY VIP PATH     PATHFINDER      PATHFINDER      PATHFINDER      PATHFINDER
                                          MVF           MOD MVF        AGGRESSIVE       CONSERV         MOD AGGR        MOD CONS
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $           --              --         481,968         414,327       6,031,998       1,148,640
  Mortality, expense and
    administrative charges (note 3)        (259,557)     (2,637,654)       (248,779)       (466,827)     (3,405,273)       (997,641)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net         (259,557)     (2,637,654)        233,189         (52,500)      2,626,725         150,999
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                   47,840              --       1,772,594       2,311,166      22,232,705       6,008,474

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   1,615,706       2,753,582         942,213       4,905,958      12,987,246       6,697,916
    Cost of investments sold             (1,612,808)     (2,656,162)       (789,416)     (4,582,244)     (8,811,632)     (5,545,507)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                            2,898          97,420         152,797         323,714       4,175,614       1,152,409

    Net realized gains (losses) on
      investments                            50,738          97,420       1,925,391       2,634,880      26,408,319       7,160,883

  Net change in unrealized
    appreciation (depreciation) of
    investments                            (311,334)     (3,122,667)     (2,380,860)     (2,856,772)    (32,095,685)     (7,975,836)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net        (260,596)     (3,025,247)       (455,469)       (221,892)     (5,687,366)       (814,953)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $     (520,153)     (5,662,901)       (222,280)       (274,392)     (3,060,641)       (663,954)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                        IVY VIP                         IVY VIP         IVY VIP         IVY VIP
                                       PATHFINDER     IVY VIP REAL     SCIENCE &       SMALL CAP       SMALL CAP        IVY VIP
                                        MODERATE       ESTATE SEC         TECH           GROWTH          VALUE           VALUE
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $    3,822,819         140,300              --              --          52,413         754,067
  Mortality, expense and
    administrative charges (note 3)      (2,949,485)       (214,435)     (1,106,043)       (450,855)       (814,710)     (1,318,699)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net          873,334         (74,135)     (1,106,043)       (450,855)       (762,297)       (564,632)
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               18,188,045       1,339,662       4,231,329       4,810,593       4,790,781      12,582,914

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  16,730,441       3,862,081      12,165,737       5,599,169      11,976,143      16,346,113
    Cost of investments sold            (11,406,280)     (2,124,950)     (8,585,915)     (4,625,516)    (10,474,959)    (14,580,766)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                        5,324,161       1,737,131       3,579,822         973,653       1,501,184       1,765,347

    Net realized gains (losses) on
      investments                        23,512,206       3,076,793       7,811,151       5,784,246       6,291,965      14,348,261

  Net change in unrealized
    appreciation (depreciation) of
    investments                         (26,372,181)     (2,560,629)    (10,099,757)     (4,808,589)     (9,659,869)    (18,939,852)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net      (2,859,975)        516,164      (2,288,606)        975,657      (3,367,904)     (4,591,591)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $   (1,986,641)        442,029      (3,394,649)        524,802      (4,130,201)     (5,156,223)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                      JANUS ASPEN                                     JANUS ASPEN      MFS VIT II
                                      JANUS ASPEN    FLEXIBLE BOND    JANUS ASPEN     JANUS ASPEN     PERK MID CP    INTL VALUE SC
                                      BALANCED SS        SS (a)         FORTY SS      OVERSEAS SS        VAL SS           (a)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $      295,792          69,479              --         263,134         245,306          36,681
  Mortality, expense and
    administrative charges (note 3)        (309,918)        (34,772)       (558,114)       (721,452)       (343,813)        (20,902)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net          (14,126)         34,707        (558,114)       (458,318)        (98,507)         15,779
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                  688,856           3,633       8,695,569       1,543,792       2,301,270          20,990

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   3,670,651         203,619      11,673,774       9,132,766       1,808,705          64,271
    Cost of investments sold             (3,201,922)       (207,394)    (10,121,067)     (9,502,930)     (1,338,365)        (68,305)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                          468,729          (3,775)      1,552,707        (370,164)        470,340          (4,034)

    Net realized gains (losses) on
      investments                         1,157,585            (142)     10,248,276       1,173,628       2,771,610          16,956

  Net change in unrealized
    appreciation (depreciation) of
    investments                          (1,355,220)       (115,568)     (5,858,324)     (5,488,880)     (3,892,961)        (54,627)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net        (197,635)       (115,710)      4,389,952      (4,315,252)     (1,121,351)        (37,671)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $     (211,761)        (81,003)      3,831,838      (4,773,570)     (1,219,858)        (21,892)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                        MFS VIT
                                        MID CAP       MORGSTANLEY      NEUBERGER      OPPENHEIMER     OPPENHEIMER      PIMCO VIT
                                       GROWTH SER      UIF EMG MK      BERMAN SOC      INTL GROW       MS SM CAP      GLB DIV ALL
                                           SC           EQ CL 2        RESP S CL         VA SS           VA SS           ADV CL
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $           --         179,362           6,582         333,896          14,716       1,901,099
  Mortality, expense and
    administrative charges (note 3)         (20,747)       (357,331)        (27,235)       (551,637)        (42,717)       (867,447)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net          (20,747)       (177,969)        (20,653)       (217,741)        (28,001)      1,033,652
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                  129,042              --         186,094       2,521,642         340,860       3,679,935

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                     451,275       1,288,325         498,816       3,806,516         638,314         520,507
    Cost of investments sold               (304,959)     (1,079,756)       (397,475)     (2,754,532)       (559,309)       (528,361)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                          146,316         208,569         101,341       1,051,984          79,005          (7,854)

    Net realized gains (losses) on
      investments                           275,358         208,569         287,435       3,573,626         419,865       3,672,081

  Net change in unrealized
    appreciation (depreciation) of
    investments                            (216,868)     (3,009,271)       (317,257)     (2,803,152)       (619,801)     (9,639,474)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net          58,490      (2,800,702)        (29,822)        770,474        (199,936)     (5,967,393)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $       37,743      (2,978,671)        (50,475)        552,733        (227,937)     (4,933,741)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                       PIMCO VIT       PIMCO VIT       PUTNAM VT       PUTNAM VT       PUTNAM VT       PUTNAM VT
                                        LOW DUR       TOTAL RETURN       EQUITY        GROWTH AND     INTER EQ CL      MULTI-CAP
                                      PORT ADV CL        ADV CL       INCOME CL IB     INC CL IB           IB          GRO CL IB
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $    2,173,044       8,414,673          83,133         149,269          48,666          18,068
  Mortality, expense and
    administrative charges (note 3)        (969,620)     (2,559,567)        (73,555)       (104,075)        (59,885)        (65,570)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net        1,203,424       5,855,106           9,578          45,194         (11,219)        (47,502)
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                       --       1,797,927              --              --              --          43,044

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   5,821,465      14,200,810         906,729       5,157,985         874,294         515,517
    Cost of investments sold             (5,813,652)    (14,405,064)       (600,176)     (4,431,835)       (842,360)       (327,890)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                            7,813        (204,254)        306,553         726,150          31,934         187,627

    Net realized gains (losses) on
      investments                             7,813       1,593,673         306,553         726,150          31,934         230,671

  Net change in unrealized
    appreciation (depreciation) of
    investments                          (2,044,313)     (9,447,375)       (530,278)     (1,251,823)        (42,535)       (264,539)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net      (2,036,500)     (7,853,702)       (223,725)       (525,673)        (10,601)        (33,868)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $     (833,076)     (1,998,596)       (214,147)       (480,479)        (21,820)        (81,370)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                                          SFT             SFT
                                                                        ADVANTUS        ADVANTUS          SFT             SFT
                                       PUTNAM VT      SFT ADVANTUS     INDEX 400      INDEX 500 CL   ADVANTUS INTL      ADVANTUS
                                     VOYAGER CL IB     BOND CL 2        MC CL 2             2          BOND CL 2      MANAGED VOL
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $      100,043              --              --              --              --              --
  Mortality, expense and
    administrative charges (note 3)        (105,935)     (2,690,722)       (909,370)     (1,878,652)     (1,223,174)     (2,624,300)
  Fees waived (note 3)                           --              --              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net           (5,892)     (2,690,722)       (909,370)     (1,878,652)     (1,223,174)     (2,624,300)
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                1,367,588              --              --              --              --              --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                   5,563,769      17,523,223      12,645,556      23,013,172       6,908,759      25,100,211
    Cost of investments sold             (5,074,321)    (12,474,875)     (7,075,319)    (10,894,040)     (4,322,338)    (22,552,999)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                          489,448       5,048,348       5,570,237      12,119,132       2,586,421       2,547,212

    Net realized gains (losses) on
      investments                         1,857,036       5,048,348       5,570,237      12,119,132       2,586,421       2,547,212

  Net change in unrealized
    appreciation (depreciation) of
    investments                          (2,143,903)     (4,704,208)     (7,184,849)    (10,354,751)     (6,378,692)    (10,027,076)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net        (286,867)        344,140      (1,614,612)      1,764,381      (3,792,271)     (7,479,864)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $     (292,759)     (2,346,582)     (2,523,982)       (114,271)     (5,015,445)    (10,104,164)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                          SFT             SFT             SFT             SFT
                                        ADVANTUS        ADVANTUS        ADVANTUS        ADVANTUS                        SFT IVY
                                        MGD VOL          MONEY        MORTGAGE CL     REAL ESTATE       SFT IVY        SMALL CAP
                                       EQUITY (b)        MARKET           2               CL 2           GROWTH          GROWTH
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $           --              --              --              --              --              --
  Mortality, expense and
    administrative charges (note 3)          (2,831)       (500,356)       (846,777)     (1,155,318)     (2,947,152)       (648,899)
  Fees waived (note 3)                           --              --              --              --              --          38,584
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net           (2,831)       (500,356)       (846,777)     (1,155,318)     (2,947,152)       (610,315)
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                       --              --              --              --              --              --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                          40      33,071,481       9,228,912      21,677,101      38,560,365       8,380,343
    Cost of investments sold                    (40)    (33,071,481)     (7,090,412)    (13,793,621)    (32,566,633)     (7,458,583)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                               --              --       2,138,500       7,883,480       5,993,732         921,760

    Net realized gains (losses) on
      investments                                --              --       2,138,500       7,883,480       5,993,732         921,760

  Net change in unrealized
    appreciation (depreciation) of
    investments                              20,020              --        (380,899)     (4,182,968)      8,671,504      (2,499,811)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net          20,020              --       1,757,601       3,700,512      14,665,236      (1,578,051)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $       17,189        (500,356)        910,824       2,545,194      11,718,084      (2,188,366)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                      SFT PYRAMIS                       TOPS MGD        TOPS MGD        TOPS MGD        TOPS MGD
                                      CORE EQUITY     SFT T. ROWE     RISK BAL ETF     RISK FLEX      RISK GROWTH       RISK MOD
                                          CL 2        PRICE VALUE         CL 2            ETF           ETF CL 2      GRO ETF CL 2
                                     --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $           --              --         269,358         261,986       1,376,717         409,891
  Mortality, expense and
    administrative charges (note 3)        (959,798)     (1,992,562)       (318,220)       (777,027)     (1,431,184)       (453,431)
  Fees waived (note 3)                      123,669          50,340              --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
    Investment income (loss) - net         (836,129)     (1,942,222)        (48,862)       (515,041)        (54,467)        (43,540)
                                     --------------  --------------  --------------  --------------  --------------  --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                       --              --         509,184         211,976         419,147         661,795

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  13,854,310      17,499,618       3,094,349       3,602,979       8,708,331       6,097,423
    Cost of investments sold            (12,134,431)    (16,153,147)     (2,880,087)     (3,534,062)     (7,688,918)     (5,489,531)
                                     --------------  --------------  --------------  --------------  --------------  --------------
  Realized gains (losses) on sales
    of investments                        1,719,879       1,346,471         214,262          68,917       1,019,413         607,892

    Net realized gains (losses) on
      investments                         1,719,879       1,346,471         723,446         280,893       1,438,560       1,269,687

  Net change in unrealized
    appreciation (depreciation) of
    investments                          (1,168,673)     (3,933,195)     (1,939,261)     (4,039,205)    (11,746,367)     (3,574,207)
                                     --------------  --------------  --------------  --------------  --------------  --------------

    Realized and unrealized gains
      (losses) on investments - net         551,206      (2,586,724)     (1,215,815)     (3,758,312)    (10,307,807)     (2,304,520)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $     (284,923)     (4,528,946)     (1,264,677)     (4,273,353)    (10,362,274)     (2,348,060)
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2015

                                         TOTALS
                                     --------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund      $   55,107,751
  Mortality, expense and
    administrative charges (note 3)     (72,560,557)
  Fees waived (note 3)                      212,593
                                     --------------
    Investment income (loss) - net      (17,240,213)
                                     --------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund              266,331,927

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                 681,330,040
    Cost of investments sold           (591,300,828)
                                     --------------
  Realized gains (losses) on sales
    of investments                       90,029,212

    Net realized gains (losses) on
      investments                       356,361,139

  Net change in unrealized
    appreciation (depreciation) of
    investments                        (496,972,524)
                                     --------------

    Realized and unrealized gains
      (losses) on investments - net    (140,611,385)
                                     --------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $ (157,851,598)
                                     ==============

See accompanying notes to financial statements.

----------
(a) For the period from May 1, 2015 through December 31, 2015.
(b) For the period from November 18, 2015 through December 31, 2015.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                         AB VPS                        AM CENTURY      AM CENTURY      AM CENTURY      AM CENTURY
                                      DYNASSTALL CL    AB VPS INTL      VP INC &     VP INFL PRO CL  VP ULTRA CL II  VP VALUE CL II
                                           B           VALUE CL B       GRO CL II          II              (a)             (a)
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $     (332,649)         16,219          11,784        (113,813)        (75,953)         11,571
   Net realized gains (losses) on
     investments                          1,231,267          31,666         215,692       1,849,025      11,652,981      16,588,329
   Net change in unrealized
     appreciation (depreciation) of
     investments                           (175,723)       (116,534)        137,036        (432,585)    (12,216,359)    (14,735,612)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations         722,895         (68,649)        364,512       1,302,627        (639,331)      1,864,288
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments            35,659,811          96,361         830,379       6,763,050          36,871         289,274
   Contract terminations,
     withdrawal payments and
     charges                               (225,834)       (140,969)       (679,897)     (2,605,786)    (31,171,996)    (59,817,179)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              --              20              95             426             179
   Annuity benefit payments                      --              --            (361)         (4,539)        (29,730)         (4,866)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            35,433,977         (44,608)        150,141       4,152,820     (31,164,429)    (59,532,592)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets        36,156,872        (113,257)        514,653       5,455,447     (31,803,760)    (57,668,304)
Net assets at the beginning of year      15,419,356         929,598       3,484,096      73,893,030      31,803,760      57,668,304
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   51,576,228         816,341       3,998,749      79,348,477              --              --
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $     (590,167)          5,228          12,060         401,913              --              --
   Net realized gains (losses) on
     investments                          1,528,161          80,048         858,795        (537,961)             --              --
   Net change in unrealized
     appreciation (depreciation)         (4,324,485)        (76,239)     (1,191,972)     (2,930,531)             --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations      (3,386,491)          9,037        (321,117)     (3,066,579)             --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments            55,829,742         981,694         785,452       3,759,919              --              --
   Contract terminations,
     withdrawal payments and
     charges                               (590,930)       (987,526)     (1,319,863)     (7,428,551)             --              --
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              --              22            (921)             --              --
   Annuity benefit payments                      --              --            (357)        (11,218)             --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            55,238,812          (5,832)       (534,746)     (3,680,771)             --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS        51,852,321           3,205        (855,863)     (6,747,350)             --              --
Net assets at the beginning of year      51,576,228         816,341       3,998,749      79,348,477              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $  103,428,549         819,546       3,142,886      72,601,127              --              --
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                       AMER FUNDS      AMER FUNDS      AMER FUNDS                      AMER FUNDS
                                      IS GLBL BOND      IS GLBL      IS GLBL SM CP    AMER FUNDS IS    IS GROWTH-      AMER FUNDS
                                          CL 2         GROWTH CL 2        CL 2         GROWTH CL 2      INC CL 2      IS INTL CL 2
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $          132          (3,193)        (60,776)       (112,950)            854          16,088
   Net realized gains (losses) on
     investments                             24,292         851,624         355,586       1,598,804         737,349          98,946
   Net change in unrealized
     appreciation (depreciation) of
     investments                            (59,922)       (763,530)       (361,060)       (328,513)         72,280        (668,458)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations         (35,498)         84,901         (66,250)      1,157,341         810,483        (553,424)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             1,511,452       2,681,482       3,022,010       6,338,435       4,068,293       4,861,084
   Contract terminations,
     withdrawal payments and
     charges                               (509,792)       (877,128)     (1,746,876)     (2,828,969)       (862,723)     (1,181,438)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              --              --              94             142              --
   Annuity benefit payments                      --              --              --            (320)         (2,365)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions             1,001,660       1,804,354       1,275,134       3,509,240       3,203,347       3,679,646
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets           966,162       1,889,255       1,208,884       4,666,581       4,013,830       3,126,222
Net assets at the beginning of year       3,258,095       6,647,032       3,090,006      15,662,258       8,526,063      10,967,217
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $    4,224,257       8,536,287       4,298,890      20,328,839      12,539,893      14,093,439
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $      (68,250)        (27,246)        (76,714)       (208,583)         14,853          17,970
   Net realized gains (losses) on
     investments                             98,029       1,269,426         445,002       5,334,626       2,453,373         999,873
   Net change in unrealized
     appreciation (depreciation)           (311,812)       (795,119)       (709,112)     (4,021,117)     (2,608,692)     (1,918,782)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (282,033)        447,061        (340,824)      1,104,926        (140,466)       (900,939)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             2,997,434       4,282,559       4,554,968       8,508,191       9,041,390       2,758,899
   Contract terminations,
     withdrawal payments and
     charges                               (786,263)     (3,060,170)     (1,888,360)     (1,254,519)     (1,240,695)     (1,588,037)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              --              --             122             172              --
   Annuity benefit payments                      --              --              --            (333)         (2,326)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions             2,211,171       1,222,389       2,666,608       7,253,461       7,798,541       1,170,862
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS         1,929,138       1,669,450       2,325,784       8,358,387       7,658,075         269,923
Net assets at the beginning of year       4,224,257       8,536,287       4,298,890      20,328,839      12,539,893      14,093,439
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $    6,153,395      10,205,737       6,624,674      28,687,226      20,197,968      14,363,362
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                       AMER FUNDS
                                       AMER FUNDS        IS US       CLEARBRIDGE      FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                      IS NEW WORLD     GOVT/AAA      VAR SM GRO        CONTRAFUND     EQUITY-INCOME   HIGH INCOME
                                          CL 2           CL 2          CL II (c)        SC 2 (a)          SC2            SC2 (a)
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $      (21,813)        (18,514)             --        (318,310)        967,473        (145,293)
   Net realized gains (losses) on
     investments                            573,594         (88,969)             --      17,850,914        (355,457)        965,671
   Net change in unrealized
     appreciation (depreciation) of
     investments                         (1,118,708)        339,093              --     (16,816,978)      5,307,372         (77,932)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (566,927)        231,610              --         715,626       5,919,388         742,446
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             2,554,010       3,248,605              --       1,858,181       1,997,689         126,545
   Contract terminations,
     withdrawal payments and
     charges                             (1,198,708)     (2,023,161)             --     (70,555,658)    (13,017,029)    (32,236,211)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              19              --              --          (1,065)             10
   Annuity benefit payments                      --            (980)             --              --        (141,945)         (1,148)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions             1,355,302       1,224,483              --     (68,697,477)    (11,162,350)    (32,110,804)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets           788,375       1,456,093              --     (67,981,851)     (5,242,962)    (31,368,358)
Net assets at the beginning of year       4,953,443       6,021,398              --      67,981,851      90,035,968      31,368,358
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $    5,741,818       7,477,491              --              --      84,793,006              --
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $      (59,346)         13,022          (4,167)             --       1,114,072              --
   Net realized gains (losses) on
     investments                            321,626          47,628           6,928              --       6,581,120              --
   Net change in unrealized
     appreciation (depreciation)           (586,752)        (52,091)        (27,628)             --     (11,972,463)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (324,472)          8,559         (24,867)             --      (4,277,271)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             3,126,777       3,212,090         899,309              --       1,559,071              --
   Contract terminations,
     withdrawal payments and
     charges                             (1,254,483)     (1,574,695)        (25,422)             --     (11,077,101)             --
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              24              --              --           4,231              --
   Annuity benefit payments                      --            (983)             --              --         (88,902)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions             1,872,294       1,636,436         873,887              --      (9,602,701)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS         1,547,822       1,644,995         849,020              --     (13,879,972)             --
Net assets at the beginning of year       5,741,818       7,477,491              --              --      84,793,006              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $    7,289,640       9,122,486         849,020              --      70,913,034              --
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                                        FRANKLIN        FRANKLIN      FRANKLIN SM-    FRANKLIN VIP
                                      FIDELITY VIP    FRANKLIN DEV     MUTUAL SHS     SMALL CP VAL    MD CP GR VIP     LG CAP GRO
                                       MID CAP SC2    MKTS VIP CL 2     VIP CL 2        VIP CL 2          CL 2          CL 2 (a)
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $     (598,360)         43,197          54,338        (200,915)       (150,779)        (15,783)
   Net realized gains (losses) on
     investments                          1,728,168        (364,773)        474,231       2,107,344       3,155,327       1,116,822
   Net change in unrealized
     appreciation (depreciation) of
     investments                            768,001      (2,275,399)         (2,180)     (2,045,341)     (2,305,422)     (1,045,698)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations       1,897,809      (2,596,975)        526,389        (138,912)        699,126          55,341
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             3,169,503       3,373,939         190,295       4,464,326       1,186,783          11,758
   Contract terminations,
     withdrawal payments and
     charges                             (6,150,017)     (5,226,627)     (1,887,388)       (601,134)     (2,845,091)     (3,306,386)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period              2,566          15,736              67              36           1,211               3
   Annuity benefit payments                 (72,151)        (41,196)         (2,415)         (3,979)        (13,617)           (249)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            (3,050,099)     (1,878,148)     (1,699,441)      3,859,249      (1,670,714)     (3,294,874)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets        (1,152,290)     (4,475,123)     (1,173,052)      3,720,337        (971,588)     (3,239,533)
Net assets at the beginning of year      44,258,430      28,915,223      10,088,874      22,007,745      12,502,680       3,239,533
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   43,106,140      24,440,100       8,915,822      25,728,082      11,531,092              --
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $     (473,458)        150,619         125,604        (214,645)       (138,058)             --
   Net realized gains (losses) on
     investments                          6,550,198       2,503,479       1,432,217       4,829,548       2,869,956              --
   Net change in unrealized
     appreciation (depreciation)         (7,086,056)     (7,514,742)     (1,992,481)     (6,921,814)     (3,115,120)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations      (1,009,316)     (4,860,644)       (434,660)     (2,306,911)       (383,222)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             1,538,580       3,706,897         284,950       2,757,216       2,000,202              --
   Contract terminations,
     withdrawal payments and
     charges                             (6,960,871)     (3,686,275)     (2,318,616)     (2,105,332)     (2,947,737)             --
   Actuarial adjustments for
     mortality experience on
     annuities in payment period              7,376           1,240              76              47           1,501              --
   Annuity benefit payments                 (45,989)        (11,991)         (2,349)         (4,380)        (12,071)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            (5,460,904)          9,871      (2,035,939)        647,551        (958,105)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS        (6,470,220)     (4,850,773)     (2,470,599)     (1,659,360)     (1,341,327)             --
Net assets at the beginning of year      43,106,140      24,440,100       8,915,822      25,728,082      11,531,092              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   36,635,920      19,589,327       6,445,223      24,068,722      10,189,765              --
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                         GOLDMAN        GOLDMAN         IBBOTSON                        IBBOTSON
                                       SACHS VI HQ   SACHS VIT GBL     AGGRESSIVE       IBBOTSON      CONSERVATIVE      IBBOTSON
                                        FLT RT SS      TRNDS SS        GRWTH ETF2     BALANCED ETF2       ETF2         GROWTH ETF2
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $     (444,352)       (555,045)        (30,400)       (208,716)        (86,960)       (126,857)
   Net realized gains (losses) on
     investments                            (62,398)        520,475         209,570       5,143,435         311,338       1,827,939
   Net change in unrealized
     appreciation (depreciation) of
     investments                            (80,090)      1,278,274         (31,639)     (2,786,139)          1,716        (945,004)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (586,840)      1,243,704         147,531       2,148,580         226,094         756,078
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             5,985,662      39,070,665       1,647,859       5,332,854       2,390,770       2,291,741
   Contract terminations,
     withdrawal payments and
     charges                             (2,602,448)       (734,192)       (475,331)    (12,753,489)     (4,519,720)     (3,778,327)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                  1              --              --             702              --              --
   Annuity benefit payments                  (1,326)             --              --         (22,164)             --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions             3,381,889      38,336,473       1,172,528      (7,442,097)     (2,128,950)     (1,486,586)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets         2,795,049      39,580,177       1,320,059      (5,293,517)     (1,902,856)       (730,508)
Net assets at the beginning of year      35,805,714      21,528,667       5,699,302      71,384,566      17,439,339      26,476,167
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   38,600,763      61,108,844       7,019,361      66,091,049      15,536,483      25,745,659
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $     (392,974)     (1,064,284)        (21,274)        (30,007)        (71,205)        (71,738)
   Net realized gains (losses) on
     investments                            (91,067)      2,250,773         366,403       3,370,958         373,790       1,509,410
   Net change in unrealized
     appreciation (depreciation)           (241,912)     (7,554,160)       (646,864)     (5,509,036)       (718,691)     (2,399,299)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (725,953)     (6,367,671)       (301,735)     (2,168,085)       (416,106)       (961,627)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             3,330,526      44,631,442       1,446,864       2,399,775       2,826,518       1,159,440
   Contract terminations,
     withdrawal payments and
     charges                             (3,192,237)     (2,334,246)     (1,101,701)     (7,264,774)     (4,410,867)     (2,575,540)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                  2              --              --           1,343              --              --
   Annuity benefit payments                  (2,088)             --              --         (23,301)             --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions               136,203      42,297,196         345,163      (4,886,957)     (1,584,349)     (1,416,100)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS          (589,750)     35,929,525          43,428      (7,055,042)     (2,000,455)     (2,377,727)
Net assets at the beginning of year      38,600,763      61,108,844       7,019,361      66,091,049      15,536,483      25,745,659
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   38,011,013      97,038,369       7,062,789      59,036,007      13,536,028      23,367,932
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                        IBBOTSON       INVESCO VI      INVESCO VI                      INVESCO VI      INVESCO VI
                                        INCOME &      AMER FRANCH    AMER VALUE SR     INVESCO VI      CORE EQUITY    EQUITY & INC
                                       GROWTH ETF2     SR II (a)           II        COMSTOCK SR II     SR II (a)        SR II
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $     (141,105)        (24,141)        (59,102)       (150,902)         (5,237)          6,035
   Net realized gains (losses) on
     investments                          1,307,447       1,502,894         900,302         358,712         171,326         267,650
   Net change in unrealized
     appreciation (depreciation) of
     investments                           (501,042)     (1,599,925)       (549,479)      3,146,163        (131,628)        (98,712)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations         665,300        (121,172)        291,721       3,353,973          34,461         174,973
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments               987,768          94,936       3,546,092      10,100,455         130,530       1,547,577
   Contract terminations,
     withdrawal payments and
     charges                             (4,408,847)     (5,907,448)     (2,113,911)     (1,384,876)     (1,183,419)       (448,994)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              13              --             134              --              --
   Annuity benefit payments                      --          (1,224)             --          (5,551)             --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            (3,421,079)     (5,813,723)      1,432,181       8,710,162      (1,052,889)      1,098,583
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets        (2,755,779)     (5,934,895)      1,723,902      12,064,135      (1,018,428)      1,273,556
Net assets at the beginning of year      37,660,593       5,934,895       4,381,262      37,687,180       1,018,428       2,266,429
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   34,904,814              --       6,105,164      49,751,315              --       3,539,985
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $      (44,565)             --        (110,711)         85,818              --          32,802
   Net realized gains (losses) on
     investments                          1,801,429              --       1,093,534       3,121,993              --         444,333
   Net change in unrealized
     appreciation (depreciation)         (2,720,400)             --      (1,889,703)     (6,783,301)             --        (638,325)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (963,536)             --        (906,880)     (3,575,490)             --        (161,190)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments               918,700              --       3,402,575       8,255,073              --       1,373,572
   Contract terminations,
     withdrawal payments and
     charges                             (6,508,472)             --      (1,025,742)     (5,935,080)             --        (609,458)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              --              34             156              --              --
   Annuity benefit payments                      --              --            (129)         (6,701)             --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            (5,589,772)             --       2,376,738       2,313,448              --         764,114
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS        (6,553,308)             --       1,469,858      (1,262,042)             --         602,924
Net assets at the beginning of year      34,904,814              --       6,105,164      49,751,315              --       3,539,985
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   28,351,506              --       7,575,022      48,489,273              --       4,142,909
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                       INVESCO VI
                                      GROWTH & INC    INVESCO VI SM   IVY VIP ASSET     IVY VIP                       IVY VIP CORE
                                         SR II       CAP EQTY SR II      STRATEGY       BALANCED      IVY VIP BOND       EQUITY
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $        2,831        (341,646)     (2,214,093)       (406,572)      3,509,954        (930,344)
   Net realized gains (losses) on
     investments                            974,626       3,480,670      32,983,594      13,874,944       4,341,612      15,104,336
   Net change in unrealized
     appreciation (depreciation) of
     investments                           (696,461)     (2,962,296)    (46,583,029)     (5,693,246)     (3,700,181)     (5,971,426)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations         280,996         176,728     (15,813,528)      7,775,126       4,151,385       8,202,566
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments               519,439       1,895,395      13,016,054       8,204,427      12,689,058      15,632,603
   Contract terminations,
     withdrawal payments and
     charges                             (1,299,795)     (2,115,841)    (23,685,565)    (14,551,430)     (6,910,116)     (8,287,656)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              22           1,353          25,759           1,263             510
   Annuity benefit payments                      --          (1,034)       (158,074)       (458,210)        (26,507)        (55,371)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions              (780,356)       (221,458)    (10,826,232)     (6,779,454)      5,753,698       7,290,086
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets          (499,360)        (44,730)    (26,639,760)        995,672       9,905,083      15,492,652
Net assets at the beginning of year       4,023,181      23,652,925     244,199,910     129,179,988     136,792,290      94,277,730
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $    3,523,821      23,608,195     217,560,150     130,175,660     146,697,373     109,770,382
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $       32,065        (328,779)     (2,149,205)       (436,427)      2,331,985      (1,107,634)
   Net realized gains (losses) on
     investments                            772,774       6,073,001      34,093,290      18,720,431        (384,439)     19,825,635
   Net change in unrealized
     appreciation (depreciation)           (959,832)     (7,263,338)    (51,317,411)    (20,115,354)     (3,531,174)    (20,775,042)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (154,993)     (1,519,116)    (19,373,326)     (1,831,350)     (1,583,628)     (2,057,041)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments               544,436       1,048,132       7,394,992       8,325,718       6,381,715       9,018,103
   Contract terminations,
     withdrawal payments and
     charges                             (1,041,214)     (2,590,703)    (27,447,692)    (16,145,644)    (13,709,082)    (13,715,223)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --            (117)          9,161           2,457           1,448          10,718
   Annuity benefit payments                      --          (2,332)       (135,522)       (369,292)        (30,541)        (52,159)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions              (496,778)     (1,545,020)    (20,179,061)     (8,186,761)     (7,356,460)     (4,738,561)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS          (651,771)     (3,064,136)    (39,552,387)    (10,018,111)     (8,940,088)     (6,795,602)
Net assets at the beginning of year       3,523,821      23,608,195     217,560,150     130,175,660     146,697,373     109,770,382
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $    2,872,050      20,544,059     178,007,763     120,157,549     137,757,285     102,974,780
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                         IVY VIP        IVY VIP         IVY VIP       IVY VIP GLBL      IVY VIP          IVY VIP
                                      DIVIDEND OPP       ENERGY      GLOBAL GROWTH    NATURAL RES     GLOBAL BOND        GROWTH
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $      (71,076)       (133,324)        471,824        (614,407)         66,923      (1,249,711)
   Net realized gains (losses) on
     investments                          2,532,439       1,032,941       6,361,858      (1,058,529)         42,235      51,064,549
   Net change in unrealized
     appreciation (depreciation) of
     investments                           (331,315)     (1,833,574)     (7,162,751)     (3,705,913)       (196,919)    (44,538,670)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations       2,130,048        (933,957)       (329,069)     (5,378,849)        (87,761)      5,276,168
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments               643,275       1,069,818       6,609,871       5,458,706       1,035,014       1,674,018
   Contract terminations,
     withdrawal payments and
     charges                             (3,463,805)     (1,566,213)     (4,207,092)     (5,757,819)       (933,800)   (154,593,314)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period              1,135             512         (10,952)            270              --           2,153
   Annuity benefit payments                 (13,266)         (1,605)        (12,764)         (5,614)         (1,989)        (20,612)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            (2,832,661)       (497,488)      2,379,063        (304,457)         99,225    (152,937,755)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets          (702,613)     (1,431,445)      2,049,994      (5,683,306)         11,464    (147,661,587)
Net assets at the beginning of year      27,188,761       8,504,437      70,734,187      39,420,130       7,223,250     213,651,585
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   26,486,148       7,072,992      72,784,181      33,736,824       7,234,714      65,989,998
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $      (30,720)       (100,070)       (750,090)       (491,086)        165,189        (841,833)
   Net realized gains (losses) on
     investments                          3,591,229         240,173       3,815,962         416,464         (25,918)      8,189,172
   Net change in unrealized
     appreciation (depreciation)         (4,419,837)     (1,879,361)     (1,575,259)     (8,666,743)       (416,018)     (3,699,288)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (859,328)     (1,739,258)      1,490,613      (8,741,365)       (276,747)      3,648,051
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments               710,482       1,625,324       2,939,541      10,063,242         856,064       1,960,955
   Contract terminations,
     withdrawal payments and
     charges                             (3,902,486)     (1,279,124)     (8,159,984)     (4,533,502)     (1,114,007)     (9,596,824)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period              1,206             411           2,621             248              --           2,677
   Annuity benefit payments                 (13,169)         (1,239)        (13,673)         (4,597)         (1,841)        (21,525)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            (3,203,967)        345,372      (5,231,495)      5,525,391        (259,784)     (7,654,717)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS        (4,063,295)     (1,393,886)     (3,740,882)     (3,215,974)       (536,531)     (4,006,666)
Net assets at the beginning of year      26,486,148       7,072,992      72,784,181      33,736,824       7,234,714      65,989,998
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   22,422,853       5,679,106      69,043,299      30,520,850       6,698,183      61,983,332
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                                        IVY VIP
                                      IVY VIP HIGH    IVY VIP INTL    LIMITED-TERM    IVY VIP MICRO    IVY VIP MID       IVY VIP
                                         INCOME       CORE EQUITY         BOND         CAP GROWTH      CAP GROWTH     MONEY MARKET
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $    3,602,714       2,319,180        (248,851)       (412,230)       (925,437)       (173,433)
   Net realized gains (losses) on
     investments                          1,653,890      11,205,832         (19,879)      6,217,136       5,091,146              --
   Net change in unrealized
     appreciation (depreciation) of
     investments                         (6,079,251)    (12,821,180)        132,829      (6,836,600)        (88,657)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (822,647)        703,832        (135,901)     (1,031,694)      4,077,052        (173,433)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments            55,992,190       5,681,314       7,799,015       5,070,759       6,461,327       2,083,730
   Contract terminations,
     withdrawal payments and
     charges                            (10,983,134)    (23,538,631)     (1,914,537)     (7,604,858)     (3,920,789)     (3,510,158)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period              1,504           1,545              --           2,234             360              23
   Annuity benefit payments                 (52,715)       (206,510)             --         (10,009)         (4,515)           (525)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            44,957,845     (18,062,282)      5,884,478      (2,541,874)      2,536,383      (1,426,930)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets        44,135,198     (17,358,450)      5,748,577      (3,573,568)      6,613,435      (1,600,363)
Net assets at the beginning of year      53,904,115     198,584,479      29,758,599      33,572,563      61,674,250      13,852,053
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   98,039,313     181,226,029      35,507,176      29,998,995      68,287,685      12,251,690
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $    4,500,551         (52,172)         83,926        (366,181)       (950,583)       (158,850)
   Net realized gains (losses) on
     investments                          1,029,860      16,068,283        (118,798)      5,384,029       7,471,200              --
   Net change in unrealized
     appreciation (depreciation)        (12,797,913)    (18,873,376)       (133,340)     (7,709,816)    (11,203,900)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations      (7,267,502)     (2,857,265)       (168,212)     (2,691,968)     (4,683,283)       (158,850)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             8,540,457       8,252,655       5,160,793       2,616,412       5,021,806       7,214,114
   Contract terminations,
     withdrawal payments and
     charges                            (14,018,199)    (22,337,394)     (3,163,358)     (6,355,667)     (6,832,773)     (6,537,397)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period              2,132           2,870              --           1,498             505              25
   Annuity benefit payments                 (56,051)       (170,757)             --          (9,908)         (5,383)           (496)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            (5,531,661)    (14,252,626)      1,997,435      (3,747,665)     (1,815,845)        676,246
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS       (12,799,163)    (17,109,891)      1,829,223      (6,439,633)     (6,499,128)        517,396
Net assets at the beginning of year      98,039,313     181,226,029      35,507,176      29,998,995      68,287,685      12,251,690
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   85,240,150     164,116,138      37,336,399      23,559,362      61,788,557      12,769,086
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                                                        IVY VIP          IVY VIP        IVY VIP
                                      IVY VIP PATH    IVY VIP PATH    IVY VIP PATH     PATHFINDER      PATHFINDER    PATHFINDER MOD
                                       MOD AGG MVF     MOD CON MVF       MOD MVF       AGGRESSIVE        CONSERV         AGGR
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $      125,262         (15,652)       (108,114)        (90,083)        (89,324)       (678,149)
   Net realized gains (losses) on
     investments                          1,466,758         402,308       3,097,632       1,386,915       2,859,347      21,559,988
   Net change in unrealized
     appreciation (depreciation) of
     investments                           (993,956)       (248,231)     (1,294,192)       (747,260)     (1,964,100)    (12,357,108)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations         598,064         138,425       1,695,326         549,572         805,923       8,524,731
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments            29,500,327      14,610,985     114,861,891       1,735,538       2,749,906       3,346,061
   Contract terminations,
     withdrawal payments and
     charges                             (1,382,907)     (2,510,205)     (1,780,752)       (981,191)     (4,365,169)    (11,726,612)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              --              --              --            (135)             --
   Annuity benefit payments                      --              --              --              --          (9,791)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            28,117,420      12,100,780     113,081,139         754,347      (1,625,189)     (8,380,551)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets        28,715,484      12,239,205     114,776,465       1,303,919        (819,266)        144,180
Net assets at the beginning of year       4,718,009       1,569,503      12,777,268      15,083,577      38,441,011     262,668,042
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   33,433,493      13,808,708     127,553,733      16,387,496      37,621,745     262,812,222
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $     (582,865)       (259,557)     (2,637,654)        233,189         (52,500)      2,626,725
   Net realized gains (losses) on
     investments                             36,475          50,738          97,420       1,925,391       2,634,880      26,408,319
   Net change in unrealized
     appreciation (depreciation)           (673,985)       (311,334)     (3,122,667)     (2,380,860)     (2,856,772)    (32,095,685)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations      (1,220,375)       (520,153)     (5,662,901)       (222,280)       (274,392)     (3,060,641)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments            21,769,782      14,141,529     147,376,237       2,748,236       1,500,249       2,475,211
   Contract terminations,
     withdrawal payments and
     charges                             (1,595,814)     (1,489,090)     (2,585,603)       (774,289)     (4,448,410)    (10,043,307)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              --              --              --              --              --
   Annuity benefit payments                      --              --              --              --         (15,097)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            20,173,968      12,652,439     144,790,634       1,973,947      (2,963,258)     (7,568,096)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS        18,953,593      12,132,286     139,127,733       1,751,667      (3,237,650)    (10,628,737)
Net assets at the beginning of year      33,433,493      13,808,708     127,553,733      16,387,496      37,621,745     262,812,222
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   52,387,086      25,940,994     266,681,466      18,139,163      34,384,095     252,183,485
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                         IVY VIP         IVY VIP                                        IVY VIP
                                       PATHFINDER      PATHFINDER     IVY VIP REAL       IVY VIP       SMALL CAP      IVY VIP SMALL
                                        MOD CONS        MODERATE       ESTATE SEC    SCIENCE & TECH     GROWTH          CAP VALUE
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $     (241,551)       (597,610)        (75,533)     (1,120,211)       (635,430)       (844,716)
   Net realized gains (losses) on
     investments                          7,668,387      21,505,324       1,356,886      10,723,692      14,922,690      11,711,032
   Net change in unrealized
     appreciation (depreciation) of
     investments                         (5,394,357)    (14,412,894)      2,326,909      (8,659,906)    (16,993,848)     (7,243,998)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations       2,032,479       6,494,820       3,608,262         943,575      (2,706,588)      3,622,318
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             1,585,792       3,937,135       1,314,906       6,480,034       2,872,705       2,598,819
   Contract terminations,
     withdrawal payments and
     charges                             (8,745,313)    (12,907,103)     (2,761,577)    (13,307,663)    (46,086,279)     (9,594,233)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              65             326          (9,380)            353          22,487
   Annuity benefit payments                      --          (2,270)         (3,664)        (43,218)         (4,235)        (69,979)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            (7,159,521)     (8,972,173)     (1,450,009)     (6,880,227)    (43,217,456)     (7,042,906)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets        (5,127,042)     (2,477,353)      2,158,253      (5,936,652)    (45,924,044)     (3,420,588)
Net assets at the beginning of year      84,376,051     232,016,381      13,215,918      78,961,071      77,759,128      69,610,037
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   79,249,009     229,539,028      15,374,171      73,024,419      31,835,084      66,189,449
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $      150,999         873,334         (74,135)     (1,106,043)       (450,855)       (762,297)
   Net realized gains (losses) on
     investments                          7,160,883      23,512,206       3,076,793       7,811,151       5,784,246       6,291,965
   Net change in unrealized
     appreciation (depreciation)         (7,975,836)    (26,372,181)     (2,560,629)    (10,099,757)     (4,808,589)     (9,659,869)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (663,954)     (1,986,641)        442,029      (3,394,649)        524,802      (4,130,201)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             1,041,760       2,716,581         871,719      12,803,242       1,294,941       2,720,267
   Contract terminations,
     withdrawal payments and
     charges                             (5,752,081)    (14,134,899)     (3,706,029)    (11,522,942)     (5,267,991)    (11,289,652)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              73             383           2,674             516           2,642
   Annuity benefit payments                      --          (2,235)         (3,789)        (42,979)         (4,101)        (32,771)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            (4,710,321)    (11,420,480)     (2,837,716)      1,239,995      (3,976,635)     (8,599,514)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS        (5,374,275)    (13,407,121)     (2,395,687)     (2,154,654)     (3,451,833)    (12,729,715)
Net assets at the beginning of year      79,249,009     229,539,028      15,374,171      73,024,419      31,835,084      66,189,449
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   73,874,734     216,131,907      12,978,484      70,869,765      28,383,251      53,459,734
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                                                       JANUS ASPEN                                     JANUS ASPEN
                                         IVY VIP       JANUS ASPEN    FLEXIBLE BOND    JANUS ASPEN     JANUS ASPEN     PERK MID CP
                                          VALUE        BALANCED SS        SS (c)        FORTY SS       OVERSEAS SS       VAL SS
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $     (262,011)         23,926              --        (478,975)      1,009,363         (45,944)
   Net realized gains (losses) on
     investments                         15,584,076         859,070              --      12,724,707       4,202,934       3,309,497
   Net change in unrealized
     appreciation (depreciation) of
     investments                         (5,987,014)        389,112              --      (9,853,946)    (13,437,355)     (1,652,060)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations       9,335,051       1,272,108              --       2,391,786      (8,225,058)      1,611,493
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             8,761,523       3,914,772              --       2,043,411       3,286,688       1,155,929
   Contract terminations,
     withdrawal payments and
     charges                            (13,779,584)     (2,084,438)             --      (6,164,312)     (9,134,278)     (1,932,709)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period             26,948               1              --           3,504           1,212              18
   Annuity benefit payments                (105,632)         (2,114)             --         (26,135)        (39,696)           (853)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            (5,096,745)      1,828,221              --      (4,143,532)     (5,886,074)       (777,615)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets         4,238,306       3,100,329              --      (1,751,746)    (14,111,132)        833,878
Net assets at the beginning of year     100,335,907      18,122,843              --      37,829,729      68,802,825      23,300,705
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $  104,574,213      21,223,172              --      36,077,983      54,691,693      24,134,583
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $     (564,632)        (14,126)         34,707        (558,114)       (458,318)        (98,507)
   Net realized gains (losses) on
     investments                         14,348,261       1,157,585            (142)     10,248,276       1,173,628       2,771,610
   Net change in unrealized
     appreciation (depreciation)        (18,939,852)     (1,355,220)       (115,568)     (5,858,324)     (5,488,880)     (3,892,961)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations      (5,156,223)       (211,761)        (81,003)      3,831,838      (4,773,570)     (1,219,858)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments            10,185,229       4,679,278       7,863,197      12,664,506       4,640,603       1,314,403
   Contract terminations,
     withdrawal payments and
     charges                            (15,416,450)     (3,479,329)       (207,423)    (11,292,728)     (8,598,188)     (1,611,884)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period              1,784            (660)             --           3,563           3,398              22
   Annuity benefit payments                 (87,511)         (5,709)             --         (29,939)        (33,166)         (1,759)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            (5,316,948)      1,193,580       7,655,774       1,345,402      (3,987,353)       (299,218)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS       (10,473,171)        981,819       7,574,771       5,177,240      (8,760,923)     (1,519,076)
Net assets at the beginning of year     104,574,213      21,223,172              --      36,077,983      54,691,693      24,134,583
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   94,101,042      22,204,991       7,574,771      41,255,223      45,930,770      22,615,507
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                        MFS VIT -      MFS VIT II      MFS VIT INV     MFS VIT MID    MFS VIT NEW      MORGSTANLEY
                                     VALUE SERIES -    INTL VALUE     GROWTH SER SS    CAP GROWTH    DISCOVERY SER    UIF EMG MK EQ
                                          SS (a)         SC (c)           (a)            SER SC          SS (a)           CL 2
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $     (420,646)             --        (216,602)        (15,660)        (55,030)       (245,410)
   Net realized gains (losses) on
     investments                         34,535,561              --      14,726,367         237,833       2,825,659         290,240
   Net change in unrealized
     appreciation (depreciation) of
     investments                        (33,580,816)             --     (14,503,352)       (159,257)     (3,728,883)     (1,394,606)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations         534,099              --           6,413          62,916        (958,254)     (1,349,776)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments               441,448              --          27,823         207,397         609,599       6,360,018
   Contract terminations,
     withdrawal payments and
     charges                            (92,115,502)             --     (47,188,363)       (263,412)    (11,295,359)       (607,608)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              --              21              --             102              13
   Annuity benefit payments                      --              --          (1,381)             --         (10,783)         (1,341)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions           (91,674,054)             --     (47,161,900)        (56,015)    (10,696,441)      5,751,082
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets       (91,139,955)             --     (47,155,487)          6,901     (11,654,695)      4,401,306
Net assets at the beginning of year      91,139,955              --      47,155,487       1,041,853      11,654,695      18,500,069
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $           --              --              --       1,048,754              --      22,901,375
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $           --          15,779              --         (20,747)             --        (177,969)
   Net realized gains (losses) on
     investments                                 --          16,956              --         275,358              --         208,569
   Net change in unrealized
     appreciation (depreciation)                 --         (54,627)             --        (216,868)             --      (3,009,271)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations              --         (21,892)             --          37,743              --      (2,978,671)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments                    --       4,418,404              --         694,735              --       3,828,067
   Contract terminations,
     withdrawal payments and
     charges                                     --         (63,220)             --        (435,867)             --      (1,162,594)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              --              --              --              --              15
   Annuity benefit payments                      --              --              --              --              --            (893)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions                    --       4,355,184              --         258,868              --       2,664,595
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS                --       4,333,292              --         296,611              --        (314,076)
Net assets at the beginning of year              --              --              --       1,048,754              --      22,901,375
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $           --       4,333,292              --       1,345,365              --      22,587,299
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                       NEUBERGER       OPPENHEIMER     OPPENHEIMER     OPPENHEIMER    OPPENHEIMER       PIMCO VIT
                                      BERMAN SOC       CAP APP VA    GBL STR INC VA   INTL GROW VA    MS SM CAP VA     GLB DIV ALL
                                       RESP S CL         SS (a)           SS (a)           SS              SS             ADV CL
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $      (20,542)        (15,363)        (73,036)       (179,009)        (20,938)      1,044,700
   Net realized gains (losses) on
     investments                            120,872       1,058,773          22,182       1,015,001         425,133         615,005
   Net change in unrealized
     appreciation (depreciation) of
     investments                              4,460      (1,080,140)        325,824      (3,729,835)       (222,590)       (902,990)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations         104,790         (36,730)        274,970      (2,893,843)        181,605         756,715
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments               650,674          19,642         300,549      10,786,510         492,816      28,646,355
   Contract terminations,
     withdrawal payments and
     charges                               (480,620)     (3,255,019)    (15,819,635)     (1,064,961)       (414,294)       (366,146)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              --              47              69              --              --
   Annuity benefit payments                      --              --          (4,701)         (1,933)             --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions               170,054      (3,235,377)    (15,523,740)      9,719,685          78,522      28,280,209
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets           274,844      (3,272,107)    (15,248,770)      6,825,842         260,127      29,036,924
Net assets at the beginning of year       1,406,230       3,272,107      15,248,770      27,679,142       1,851,218      11,284,615
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $    1,681,074              --              --      34,504,984       2,111,345      40,321,539
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $      (20,653)             --              --        (217,741)        (28,001)      1,033,652
   Net realized gains (losses) on
     investments                            287,435              --              --       3,573,626         419,865       3,672,081
   Net change in unrealized
     appreciation (depreciation)           (317,257)             --              --      (2,803,152)       (619,801)     (9,639,474)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations         (50,475)             --              --         552,733        (227,937)     (4,933,741)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             1,046,939              --              --       4,531,854       1,548,494      41,893,832
   Contract terminations,
     withdrawal payments and
     charges                               (488,855)             --              --      (3,551,005)       (615,346)       (480,295)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --              --              --              75              --              --
   Annuity benefit payments                      --              --              --          (1,800)             --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions               558,084              --              --         979,124         933,148      41,413,537
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS           507,609              --              --       1,531,857         705,211      36,479,796
Net assets at the beginning of year       1,681,074              --              --      34,504,984       2,111,345      40,321,539
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $    2,188,683              --              --      36,036,841       2,816,556      76,801,335
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                        PIMCO VIT       PIMCO VIT       PUTNAM VT      PUTNAM VT                       PUTNAM VT
                                      LOW DUR PORT    TOTAL RETURN       EQUITY        GROWTH AND      PUTNAM VT      MULTI-CAP GRO
                                         ADV CL          ADV CL       INCOME CL IB     INC CL IB     INTER EQ CL IB      CL IB
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $     (285,463)      1,084,729          24,167         (55,489)        (23,497)        (39,299)
   Net realized gains (losses) on
     investments                             79,306        (158,469)        846,302         512,873         (48,708)         88,467
   Net change in unrealized
     appreciation (depreciation) of
     investments                           (287,850)      3,203,581        (373,001)        116,759        (283,903)        302,848
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (494,007)      4,129,841         497,468         574,143        (356,108)        352,016
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments            11,149,645      26,081,525       1,345,553       5,113,918         223,307       2,713,545
   Contract terminations,
     withdrawal payments and
     charges                             (4,328,676)     (5,499,902)     (2,128,877)     (1,094,263)       (873,620)       (209,240)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 50              50              58              84             170              --
   Annuity benefit payments                  (7,316)         (7,598)         (2,498)         (3,348)         (6,109)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions             6,813,703      20,574,075        (785,764)      4,016,391        (656,252)      2,504,305
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets         6,319,696      24,703,916        (288,296)      4,590,534      (1,012,360)      2,856,321
Net assets at the beginning of year      58,445,137     146,752,783       5,207,946       3,700,048       4,930,194         768,937
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   64,764,833     171,456,699       4,919,650       8,290,582       3,917,834       3,625,258
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $    1,203,424       5,855,106           9,578          45,194         (11,219)        (47,502)
   Net realized gains (losses) on
     investments                              7,813       1,593,673         306,553         726,150          31,934         230,671
   Net change in unrealized
     appreciation (depreciation)         (2,044,313)     (9,447,375)       (530,278)     (1,251,823)        (42,535)       (264,539)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (833,076)     (1,998,596)       (214,147)       (480,479)        (21,820)        (81,370)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             4,882,287      10,157,627         988,762       5,504,394         441,687         885,157
   Contract terminations,
     withdrawal payments and
     charges                             (5,335,984)    (12,836,566)       (857,576)     (5,114,733)       (823,945)       (466,001)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 44              98              69              97             186              --
   Annuity benefit payments                  (7,343)         (9,041)         (2,534)         (3,282)         (5,274)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions              (460,996)     (2,687,882)        128,721         386,476        (387,346)        419,156
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS        (1,294,072)     (4,686,478)        (85,426)        (94,003)       (409,166)        337,786
Net assets at the beginning of year      64,764,833     171,456,699       4,919,650       8,290,582       3,917,834       3,625,258
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   63,470,761     166,770,221       4,834,224       8,196,579       3,508,668       3,963,044
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                        PUTNAM VT         SFT         SFT ADVANTUS                        SFT
                                       VOYAGER CL       ADVANTUS      INDEX 400 MC    SFT ADVANTUS    ADVANTUS INTL   SFT ADVANTUS
                                           IB           BOND CL 2         CL 2       INDEX 500 CL 2     BOND CL 2     MANAGED VOL
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $      (85,341)     (2,646,498)       (981,267)     (1,791,230)     (1,275,599)     (1,118,872)
   Net realized gains (losses) on
     investments                            574,970       4,933,556       6,155,641      10,094,273       3,220,415          76,624
   Net change in unrealized
     appreciation (depreciation) of
     investments                            214,821       6,807,747         752,930      11,353,834      (1,584,817)      6,485,811
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations         704,450       9,094,805       5,927,304      19,656,877         359,999       5,443,563
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             5,260,785      11,828,672       3,028,916      12,611,533       3,673,921      73,458,114
   Contract terminations,
     withdrawal payments and
     charges                             (1,293,823)    (15,242,189)    (12,221,944)    (14,248,190)     (6,895,638)       (787,860)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --          17,848           5,675        (139,930)          6,961              --
   Annuity benefit payments                      --        (191,732)        (61,630)     (5,386,231)        (39,418)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions             3,966,962      (3,587,401)     (9,248,983)     (7,162,818)     (3,254,174)     72,670,254
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets         4,671,412       5,507,404      (3,321,679)     12,494,059      (2,894,175)     78,113,817
Net assets at the beginning of year       4,535,399     188,394,921      79,959,398     169,024,269      94,801,068      52,930,577
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $    9,206,811     193,902,325      76,637,719     181,518,328      91,906,893     131,044,394
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $       (5,892)     (2,690,722)       (909,370)     (1,878,652)     (1,223,174)     (2,624,300)
   Net realized gains (losses) on
     investments                          1,857,036       5,048,348       5,570,237      12,119,132       2,586,421       2,547,212
   Net change in unrealized
     appreciation (depreciation)         (2,143,903)     (4,704,208)     (7,184,849)    (10,354,751)     (6,378,692)    (10,027,076)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (292,759)     (2,346,582)     (2,523,982)       (114,271)     (5,015,445)    (10,104,164)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             3,735,937      17,926,828       4,910,070      16,072,829       4,563,947     107,378,413
   Contract terminations,
     withdrawal payments and
     charges                             (5,506,134)    (16,063,429)    (11,879,425)    (16,784,311)     (6,087,606)    (24,831,823)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --          (3,177)         (6,760)        493,035           5,994              --
   Annuity benefit payments                      --        (160,700)        (61,493)     (5,347,779)        (39,103)             --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            (1,770,197)      1,699,522      (7,037,608)     (5,566,226)     (1,556,768)     82,546,590
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS        (2,062,956)       (647,060)     (9,561,590)     (5,680,497)     (6,572,213)     72,442,426
Net assets at the beginning of year       9,206,811     193,902,325      76,637,719     181,518,328      91,906,893     131,044,394
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $    7,143,855     193,255,265      67,076,129     175,837,831      85,334,680     203,486,820
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                          SFT
                                        ADVANTUS                                      SFT ADVANTUS
                                         MGD VOL      SFT ADVANTUS    SFT ADVANTUS     REAL ESTATE      SFT IVY       SFT IVY SMALL
                                       EQUITY (d)     MONEY MARKET   MORTGAGE CL 2         CL 2        GROWTH (b)    CAP GROWTH (b)
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $           --        (514,539)       (829,556)     (1,067,115)     (2,004,377)       (388,397)
   Net realized gains (losses) on
     investments                                 --              --       1,453,326       4,465,165       1,745,440         147,824
   Net change in unrealized
     appreciation (depreciation) of
     investments                                 --              --       1,923,409      15,432,835      24,870,438       3,815,362
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations              --        (514,539)      2,547,179      18,830,885      24,611,501       3,574,789
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments                    --      23,254,427       6,005,899      11,265,349     221,285,702      52,801,121
   Contract terminations,
     withdrawal payments and
     charges                                     --     (24,004,077)     (6,255,585)    (13,023,103)    (21,525,892)     (4,967,649)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --          19,797          14,697           7,616          (2,427)         30,418
   Annuity benefit payments                      --         (55,266)       (120,826)       (110,171)       (293,260)       (115,295)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions                    --        (785,119)       (355,815)     (1,860,309)    199,464,123      47,748,595
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets                --      (1,299,658)      2,191,364      16,970,576     224,075,624      51,323,384
Net assets at the beginning of year              --      39,432,534      59,060,052      65,476,353              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $           --      38,132,876      61,251,416      82,446,929     224,075,624      51,323,384
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $       (2,831)       (500,356)       (846,777)     (1,155,318)     (2,947,152)       (610,315)
   Net realized gains (losses) on
     investments                                 --              --       2,138,500       7,883,480       5,993,732         921,760
   Net change in unrealized
     appreciation (depreciation)             20,020              --        (380,899)     (4,182,968)      8,671,504      (2,499,811)
                                     --------------  --------------  --------------  --------------  --------------  --------------
   Net increase (decrease) in net
     assets resulting from
     operations                              17,189        (500,356)        910,824       2,545,194      11,718,084      (2,188,366)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             5,344,948      32,082,546       5,630,033      14,484,479       9,678,891       3,549,279
   Contract terminations,
     withdrawal payments and
     charges                                     --     (32,736,057)     (8,665,747)    (20,930,305)    (35,796,766)     (7,815,909)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period                 --           1,577          (2,416)         (3,150)          1,795           1,825
   Annuity benefit payments                      --         (21,968)        (82,340)        (78,095)       (256,050)        (89,920)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions             5,344,948        (673,902)     (3,120,470)     (6,527,071)    (26,372,130)     (4,354,725)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS         5,362,137      (1,174,258)     (2,209,646)     (3,981,877)    (14,654,046)     (6,543,091)
Net assets at the beginning of year              --      38,132,876      61,251,416      82,446,929     224,075,624      51,323,384
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $    5,362,137      36,958,618      59,041,770      78,465,052     209,421,578      44,780,293
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                                                        SEGREGATED SUB-ACCOUNTS*
                                     ----------------------------------------------------------------------------------------------
                                       SFT PYRAMIS     SFT T. ROWE      TOPS MGD        TOPS MGD        TOPS MGD        TOPS MGD
                                     CORE EQUITY CL    PRICE VALUE    RISK BAL ETF     RISK FLEX      RISK GROWTH     RISK MOD GRO
                                          2 (b)           (b)             CL 2            ETF           ETF CL 2        ETF CL 2
                                     --------------  --------------  --------------  --------------  --------------  --------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $     (586,410)     (1,363,966)       (116,214)       (235,446)       (569,215)       (137,709)
   Net realized gains (losses) on
     investments                            518,268         477,200         598,977          44,747       1,039,232         767,230
   Net change in unrealized
     appreciation (depreciation) of
     investments                          6,713,294      11,185,052        (196,003)        204,444        (500,042)       (246,298)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations       6,645,152      10,298,286         286,760          13,745         (30,025)        383,223
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments            69,169,617     145,869,036       5,194,203      34,938,347      22,025,945       7,403,867
   Contract terminations,
     withdrawal payments and
     charges                             (8,795,505)    (10,118,521)     (3,943,387)     (1,058,202)     (5,995,433)     (2,599,904)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period             (1,860)            782              --              --              --              --
   Annuity benefit payments                 (39,405)        (29,024)             --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            60,332,847     135,722,273       1,250,816      33,880,145      16,030,512       4,803,963
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets        66,977,999     146,020,559       1,537,576      33,893,890      16,000,487       5,187,186
Net assets at the beginning of year              --              --      21,096,098       2,520,954      83,081,940      28,318,918
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   66,977,999     146,020,559      22,633,674      36,414,844      99,082,427      33,506,104
                                     ==============  ==============  ==============  ==============  ==============  ==============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $     (836,129)     (1,942,222)        (48,862)       (515,041)        (54,467)        (43,540)
   Net realized gains (losses) on
     investments                          1,719,879       1,346,471         723,446         280,893       1,438,560       1,269,687
   Net change in unrealized
     appreciation (depreciation)         (1,168,673)     (3,933,195)     (1,939,261)     (4,039,205)    (11,746,367)     (3,574,207)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net
   assets resulting from operations        (284,923)     (4,528,946)     (1,264,677)     (4,273,353)    (10,362,274)     (2,348,060)
                                     --------------  --------------  --------------  --------------  --------------  --------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments             7,333,595       2,294,802       2,533,819      38,548,279       8,687,250       3,116,907
   Contract terminations,
     withdrawal payments and
     charges                            (13,183,076)    (15,869,410)     (2,933,503)     (3,503,545)     (7,937,759)     (5,864,631)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period              4,249          (4,287)             --              --              --              --
   Annuity benefit payments                 (40,198)        (44,269)             --              --              --              --
                                     --------------  --------------  --------------  --------------  --------------  --------------
Increase (decrease) in net assets
   from contract transactions            (5,885,430)    (13,623,164)       (399,684)     35,044,734         749,491      (2,747,724)
                                     --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS        (6,170,353)    (18,152,110)     (1,664,361)     30,771,381      (9,612,783)     (5,095,784)
Net assets at the beginning of year      66,977,999     146,020,559      22,633,674      36,414,844      99,082,427      33,506,104
                                     --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT THE END OF YEAR        $   60,807,646     127,868,449      20,969,313      67,186,225      89,469,644      28,410,320
                                     ==============  ==============  ==============  ==============  ==============  ==============

See accompanying notes to financial statements.

----------
*See note 1 for the full name of each segregated sub-account.

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2015 and 2014

                                          TOTALS
                                     ---------------
YEAR OR PERIOD ENDED DECEMBER 31,
   2014
Operations
   Investment income (loss) - net    $   (19,970,816)
   Net realized gains (losses) on
     investments                         458,587,051
   Net change in unrealized
     appreciation (depreciation) of
     investments                        (267,873,455)
                                     ---------------
Net increase (decrease) in net
   assets resulting from operations      170,742,780
                                     ---------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments          1,322,005,258
   Contract terminations,
     withdrawal payments and
     charges                          (1,050,078,276)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period              53,720
   Annuity benefit payments               (8,176,299)
                                     ---------------
Increase (decrease) in net assets
   from contract transactions            263,804,403
                                     ---------------
Increase (decrease) in net assets        434,547,183
Net assets at the beginning of year    4,688,458,965
                                     ---------------
NET ASSETS AT THE END OF YEAR        $ 5,123,006,148
                                     ===============

YEAR OR PERIOD ENDED DECEMBER 31,
   2015
Operations
   Investment income (loss) - net    $   (17,240,213)
   Net realized gains (losses) on
     investments                         356,361,139
   Net change in unrealized
     appreciation (depreciation)        (496,972,524)
                                     ---------------
Net increase (decrease) in net
   assets resulting from operations     (157,851,598)
                                     ---------------

Contract transactions (notes 3
   and 6)
   Contract purchase payments            891,506,827
   Contract terminations,
     withdrawal payments and
     charges                            (631,371,368)
   Actuarial adjustments for
     mortality experience on
     annuities in payment period             556,949
   Annuity benefit payments               (7,612,741)
                                     ---------------
Increase (decrease) in net assets
   from contract transactions            253,079,667
                                     ---------------
INCREASE (DECREASE) IN NET ASSETS         95,228,069
Net assets at the beginning of year    5,123,006,148
                                     ---------------
NET ASSETS AT THE END OF YEAR        $ 5,218,234,217
                                     ===============

See accompanying notes to financial statements.

----------
(a) For the period from January 1, 2014 through May 31, 2014.
(b) For the period from May 1, 2014 through December 31, 2014 and for the year ended December 31, 2015.
(c) For the period from May 1, 2015 through December 31, 2015.
(d) For the period from November 18, 2015 through December 31, 2015.

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

(1)  ORGANIZATION AND BASIS OF PRESENTATION

     The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers eighteen types of contracts consisting of ninety-six segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; UMOA; MultiOption Advisor B, C, and L Class; Adjustable Income Annuity; MultiOption Legend; MultiOption Extra; MultiOption Guide B and L Series; Waddell & Reed Retirement Builder; and Waddell & Reed Retirement Builder II B and L Series. The Account's mortality and expense risk charge and administrative charge vary based on the contract and optional benefits that are issued. The differentiating features of the contracts are described in notes 2 and 3 below.

     The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the ninety-six segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

      - AB VPS Dynamic Asset Allocation Portfolio - Class B Shares (AB VPS DynAsstAll Cl B)
      - AB VPS International Value Portfolio - Class B Shares (AB VPS Intl Value Cl B)
      - ALPS VIT Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class II Shares (Ibbotson Aggressive Grwth ETF2)
      - ALPS VIT Ibbotson Balanced ETF Asset Allocation Portfolio - Class II Shares (Ibbotson Balanced ETF2)
      - ALPS VIT Ibbotson Conservative ETF Asset Allocation Portfolio - Class II Shares (Ibbotson Conservative ETF2)
      - ALPS VIT Ibbotson Growth ETF Asset Allocation Portfolio - Class II Shares (Ibbotson Growth ETF2)
      - ALPS VIT Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class II Shares (Ibbotson Income & Growth ETF2)
      - American Century Investments II VP Inflation Protection Fund - Class II Shares (Am Century VP Infl Pro Cl II)
      - American Century Investments VP Income and Growth Fund - Class II Shares (Am Century VP Inc & Gro Cl II)
      - American Funds IS(R) Global Bond Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Bond Cl 2)
      - American Funds IS(R) Global Growth Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Growth Cl 2)
      - American Funds IS(R) Global Small Capitalization Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Sm Cp Cl 2)
      - American Funds IS(R) Growth Fund(SM) - Class 2 Shares (Amer Funds IS Growth Cl 2)
      - American Funds IS(R) Growth-Income Fund(SM) - Class 2 Shares (Amer Funds IS Growth-Inc Cl 2)
      - American Funds IS(R) International Fund(SM) - Class 2 Shares (Amer Funds IS Intl Cl 2)
      - American Funds IS(R) New World Fund(R) - Class 2 Shares (Amer Funds IS New World Cl 2)
      - American Funds IS(R) U.S. Government/AAA-Rated Securities Fund(SM) - Class 2 Shares (Amer Funds IS US Govt/AAA Cl 2)
      - Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 (Fidelity VIP Equity-Income SC2)
      - Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (Fidelity VIP Mid Cap SC2)
      - Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund Class 2 (Franklin Mutual Shs VIP Cl 2)
      - Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund Class 2 (Franklin Small Cp Val VIP Cl 2)
      - Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP Fund Class 2 (Franklin Sm-Md Cp Gr VIP Cl 2)
      - Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund Class 2 (Franklin Dev Mkts VIP Cl 2)
      - Goldman Sachs VI Trust High Quality Floating Rate Fund - Service Shares (Goldman Sachs VI HQ Flt Rt SS)
      - Goldman Sachs VIT Global Trends Allocation Fund - Service Shares (Goldman Sachs VIT Gbl Trnds SS)
      - Invesco V.I. American Value Fund - Series II Shares (Invesco VI Amer Value Sr II)
      -  Invesco V.I. Comstock Fund - Series II Shares (Invesco VI Comstock Sr
         II)
      - Invesco V.I. Equity and Income Fund - Series II Shares (Invesco VI Equity & Inc Sr II)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

      - Invesco V.I. Growth and Income Fund - Series II Shares (Invesco VI Growth & Inc Sr II)
      - Invesco V.I. Small Cap Equity Fund - Series II Shares (Invesco VI Sm Cap Eqty Sr II)
      -  Ivy Funds VIP - Asset Strategy (Ivy VIP Asset Strategy)
      -  Ivy Funds VIP - Balanced (Ivy VIP Balanced)
      -  Ivy Funds VIP - Bond (Ivy VIP Bond)
      -  Ivy Funds VIP - Core Equity (Ivy VIP Core Equity)
      -  Ivy Funds VIP - Dividend Opportunities (Ivy VIP Dividend Opp)
      -  Ivy Funds VIP - Energy (Ivy VIP Energy)
      -  Ivy Funds VIP - Global Bond (Ivy VIP Global Bond)
      -  Ivy Funds VIP - Global Growth (Ivy VIP Global Growth)
      -  Ivy Funds VIP - Global Natural Resources (Ivy VIP Glbl Natural Res)
      -  Ivy Funds VIP - Growth (Ivy VIP Growth)
      -  Ivy Funds VIP - High Income (Ivy VIP High Income)
      -  Ivy Funds VIP - International Core Equity (Ivy VIP Intl Core Equity)
      -  Ivy Funds VIP - Limited-Term Bond (Ivy VIP Limited-Term Bond)
      -  Ivy Funds VIP - Micro Cap Growth (Ivy VIP Micro Cap Growth)
      -  Ivy Funds VIP - Mid Cap Growth (Ivy VIP Mid Cap Growth)
      -  Ivy Funds VIP - Money Market (Ivy VIP Money Market)
      -  Ivy Funds VIP - Pathfinder Aggressive (Ivy VIP Pathfinder Aggressive)
      -  Ivy Funds VIP - Pathfinder Conservative (Ivy VIP Pathfinder Conserv)
      - Ivy Funds VIP - Pathfinder Moderate - Managed Volatility (Ivy VIP Path Mod MVF)
      -  Ivy Funds VIP - Pathfinder Moderate (Ivy VIP Pathfinder Moderate)
      - Ivy Funds VIP - Pathfinder Moderately Aggressive - Managed Volatility (Ivy VIP Path Mod Agg MVF)
      - Ivy Funds VIP - Pathfinder Moderately Aggressive (Ivy VIP Pathfinder Mod Aggr)
      - Ivy Funds VIP - Pathfinder Moderately Conservative - Managed Volatility (Ivy VIP Path Mod Con MVF)
      - Ivy Funds VIP - Pathfinder Moderately Conservative (Ivy VIP Pathfinder Mod Cons)
      -  Ivy Funds VIP - Real Estate Securities (Ivy VIP Real Estate Sec)
      -  Ivy Funds VIP - Science and Technology (Ivy VIP Science & Tech)
      -  Ivy Funds VIP - Small Cap Growth (Ivy VIP Small Cap Growth)
      -  Ivy Funds VIP - Small Cap Value (Ivy VIP Small Cap Value)
      -  Ivy Funds VIP - Value (Ivy VIP Value)
      - Janus Aspen Series - Balanced Portfolio - Service Shares (Janus Aspen Balanced SS)
      - Janus Aspen Series - Flexible Bond - Service Shares (Janus Aspen Flexible Bond SS)
      - Janus Aspen Series - Forty Portfolio - Service Shares (Janus Aspen Forty SS)
      - Janus Aspen Series - Overseas Portfolio - Service Shares (Janus Aspen Overseas SS)
      - Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (Janus Aspen Perk Mid Cp Val SS)
      - Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio - Class II Shares (ClearBridge Var Sm Gro Cl II)
      - MFS(R) VIT - Mid Cap Growth Series - Service Class (MFS VIT Mid Cap Growth Ser SC)
      - MFS(R) VIT II - International Value Portfolio - Service Class (MFS VIT II Intl Value SC)
      - Neuberger Berman Advisers Management Trust Socially Responsive - S Class Shares (NeubergerBerman Soc Resp S Cl)
      - Northern Lights VT TOPS(R) Managed Risk Balanced ETF Portfolio (TOPS Mgd Risk Bal ETF)
      - Northern Lights VT TOPS(R) Managed Risk Flex ETF Portfolio (TOPS Mgd Risk Flex ETF)
      - Northern Lights VT TOPS(R) Managed Risk Growth ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Growth ETF Cl 2)
      - Northern Lights VT TOPS(R) Managed Risk Moderate Growth ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Mod Gro ETF Cl 2)
      - Oppenheimer VA Funds - Oppenheimer International Growth Fund/VA Service Shares (Oppenheimer Intl Grow VA SS)
      - Oppenheimer VA Funds - Oppenheimer Main Street Small Cap(R)/VA Service Shares (Oppenheimer MS Sm Cap VA SS)
      - PIMCO VIT - PIMCO Global Diversified Allocation Portfolio Advisor Class Shares (PIMCO VIT Glb Div All Adv Cl)
      - PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares (PIMCO VIT Low Dur Port Adv Cl)
      - PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares (PIMCO VIT Total Return Adv Cl)
      - Putnam VT Equity Income Fund - Class IB Shares (Putnam VT Equity Income Cl IB)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

      - Putnam VT Growth and Income Fund - Class IB Shares (Putnam VT Growth and Inc Cl IB)
      - Putnam VT International Equity Fund - Class IB Shares (Putnam VT Inter Eq Cl IB)
      - Putnam VT Multi-Cap Growth Fund - Class IB Shares (Putnam VT Multi-Cap Gro Cl IB)
      -  Putnam VT Voyager Fund - Class IB Shares (Putnam VT Voyager Cl IB)
      - Securian Funds Trust - SFT Advantus Bond Fund - Class 2 Shares (SFT Advantus Bond Cl 2)
      - Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 2 Shares (SFT Advantus Index 400 MC Cl 2)
      - Securian Funds Trust - SFT Advantus Index 500 Fund - Class 2 Shares (SFT Advantus Index 500 Cl 2)
      - Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares (SFT Advantus Intl Bond Cl 2)
      - Securian Funds Trust - SFT Advantus Managed Volatility Fund (SFT Advantus Managed Vol)
      - Securian Funds Trust - Advantus Managed Volatility Equity Fund (SFT Advantus Mgd Vol Equity)
      - Securian Funds Trust - SFT Advantus Money Market Fund (SFT Advantus Money Market)
      - Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 2 Shares (SFT Advantus Mortgage Cl 2)
      - Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 2 Shares (SFT Advantus Real Estate Cl 2)
      -  Securian Funds Trust - SFT Ivy(SM) Growth Fund (SFT Ivy Growth)
      - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund (SFT Ivy Small Cap Growth)
      - Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 2 Shares (SFT Pyramis Core Equity Cl 2)
      - Securian Funds Trust - SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)
      - The Universal Institutional Funds, Inc. Morgan Stanley UIF Emerging Markets Equity Portfolio - Class II Shares (MorgStanley UIF Emg Mk Eq Cl 2)

     The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable annuity contracts and variable life policies. Each of the Sub-accounts is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares, which is non-diversified), open-end management investment company.

     Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Securian Funds Trust. Both Securian and Advantus are affiliate companies of Minnesota Life.

     The following sub-accounts had name changes during 2015 and 2014:

     FORMER NAME                                                CURRENT NAME                       EFFECTIVE DATE
     --------------------------------------------   -------------------------------------   ----------------------------
     Oppenheimer International Growth Fund/VA A     Oppenheimer VA Funds - Oppenheimer             April 30, 2014
     series of Panorama Series Fund, Inc. -         International Growth Fund/VA
     Service Shares                                 Service Shares

     Franklin Templeton VIP Trust Franklin          Franklin Templeton VIP Trust                    May 1, 2014
     Mutual Shares Securities Fund Class 2          Franklin Mutual Shares VIP Fund
                                                    Class 2

     Franklin Templeton VIP Trust Franklin          Franklin Templeton VIP Trust                    May 1, 2014
     Small Cap Value Securities Fund Class 2        Franklin Small Cap Value VIP Fund
                                                    Class 2

     Franklin Templeton VIP Trust Franklin          Franklin Templeton VIP Trust                    May 1, 2014
     Sm-Mid Cap Growth Securities Fund Class 2      Franklin Sm-Mid Cap Growth VIP Fund
                                                    Class 2

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

     FORMER NAME                                                CURRENT NAME                       EFFECTIVE DATE
     --------------------------------------------   -------------------------------------   ----------------------------
     Franklin Templeton VIP Trust Templeton         Franklin Templeton VIP Trust                    May 1, 2014
     Developing Markets Securities Fund Class 2     Templeton Developing Markets VIP Fund
                                                    Class 2

     Ivy Funds VIP - International Growth           Ivy Funds VIP - Global Growth                 January 2, 2015

     Goldman Sachs VI Trust Global Markets          Goldman Sachs VIT Global Trends                April 29, 2015
     Navigator Fund - Service Shares                Allocation Fund - Service Shares

     AllianceBernstein VPS Dynamic Asset            AB VPS Dynamic Asset Allocation                 May 1, 2015
     Allocation Portfolio - Class B Shares          Portfolio - Class B Shares

     MFS(R) VIT - Mid Cap Growth Series - Service   MFS(R) VIT - Mid Cap Growth Series -            May 1, 2015
     Shares                                         Service Class

     MFS(R) VIT II - International Value -          MFS(R) VIT II - International Value             May 1, 2015
     Service Shares                                 Portfolio - Service Class

     The following sub-accounts were added to the Account in 2015 and 2014:

     SUB-ACCOUNT                                                                                  EFFECTIVE DATE
     ------------------------------------------------------------------------------------   ---------------------------
     Securian Funds Trust - SFT Ivy(SM) Growth Fund                                                May 1, 2014

     Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund                                      May 1, 2014

     Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 2 Shares                       May 1, 2014

     Securian Funds Trust - SFT T. Rowe Price Value Fund                                           May 1, 2014

     Janus Aspen Series - Flexible Bond - Service Shares                                           May 1, 2015

     Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth             May 1, 2015
     Portfolio - Class II Shares

     MFS(R) VIT II - International Value Portfolio - Service Class                                 May 1, 2015

     Securian Funds Trust - Advantus Managed Volatility Equity Fund                             November 18, 2015

     Effective May 1, 2014, pursuant to an Order granted by the Securities and Exchange Commission, sub-account units corresponding to the share of each underlying mutual fund in Column I (Existing Fund) below were replaced with sub-account units corresponding to the shares of each underlying mutual fund in Column II (Replacement Fund) below.

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015


     COLUMN I                                                                               COLUMN II
     EXISTING FUND                                                                       REPLACEMENT FUND
     -----------------------------------------------------------   -----------------------------------------------------------
     American Century VP Ultra(R) Fund Class II Shares             Securian Funds Trust - SFT Ivy(SM) Growth Fund

     American Century VP Value Fund Class II Shares                Securian Funds Trust - SFT T. Rowe Price Value Fund

     Fidelity VIP Contrafund(R) Service Class 2 Shares             Securian Funds Trust - SFT Pyramis(R) Core Equity Fund -
                                                                   Class 2 Shares

     Fidelity VIP High Income                                      Ivy Funds VIP - High Income

     Franklin Templeton VIP Trust - Franklin Large Cap Growth      Securian Funds Trust - SFT Ivy(SM) Growth Fund
     Securities Class 2 Shares

     Invesco V.I. American Franchise Fund Series II Shares         Securian Funds Trust - SFT Ivy(SM) Growth Fund

     Invesco V.I. Core Equity Fund Series II Shares                Securian Funds Trust - SFT Pyramis(R) Core Equity Fund -
                                                                   Class 2 Shares

     Ivy Funds VIP Growth*                                         Securian Funds Trust - SFT Ivy(SM) Growth Fund

     Ivy Funds VIP Small Cap Growth*                               Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund

     MFS(R) VIT Investors Growth Stock Series Service Class        Securian Funds Trust - SFT Ivy(SM) Growth Fund
     Shares

     MFS(R) VIT New Discovery Series Service Class Shares          Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund

     MFS(R) VIT Value Series Service Class Shares                  Securian Funds Trust - SFT T. Rowe Price Value Fund

     Oppenheimer Variable Account Funds - Capital Appreciation     Securian Funds Trust - SFT Ivy(SM) Growth Fund
     Fund/VA Service Shares

     Oppenheimer Variable Account Funds - Global Strategic         Ivy Funds VIP - High Income
     Income/VA Service Shares

     Effective May 1, 2014, the existing funds were closed and all units transferred to the replacement fund except as noted.

----------
     *The Ivy Funds VIP Growth and Ivy Funds VIP Small Cap Growth within the Waddell & Reed Retirement Builder and Waddell & Reed Retirement Builder II B and L Series were excluded from the Order.

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The significant accounting policies followed consistently by the Sub-accounts are as follows:

     (A)  USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

     (B)  INVESTMENTS IN UNDERLYING FUNDS

          Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

          Realized gains (losses) on investments include realized gain (loss) distributions received from the respective funds and gains (losses) on the sale of fund shares as determined by the average cost method. Realized gain (loss) distributions are reinvested in the respective funds.

          All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the sub accounts on the ex-dividend date. The affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Sub-account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

     (C)  FEDERAL INCOME TAXES

          The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of contract holders or beneficiaries upon termination or withdrawal.

     (D)  CONTRACTS IN ANNUITY PAYMENT PERIOD

          Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

     (A)  MULTIOPTION FLEX/SINGLE/SELECT

          The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge may be imposed on a Multi-Option Flex or Single Annuity contract owner during the first ten years if a contract's accumulation value is withdrawn or surrendered. A seven year, per deposit, contingent deferred sales charge may be imposed on MultiOption Select contract owners if a contract's accumulation value is withdrawn or surrendered. For the years ended December 31, 2015 and 2014, contingent deferred sales charges totaled $9,630 and $4,332, respectively.

     (B)  MULTIOPTION CLASSIC/ACHIEVER

          The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

          A contingent deferred sales charge paid may be imposed on a MultiOption Classic contract owner during the first ten years if a contract's accumulation value is reduced by a withdrawal or surrender. A seven year, per deposit, contingent deferred sales charge may be imposed on a MultiOption Achiever contract owner if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2015 and 2014, contingent deferred sales charges totaled $22,317 and $30,002, respectively.

          Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2015 and 2014.

          Where allowed by law, Minnesota Life reserves the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain MultiOption Achiever contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

     (C)  MULTIOPTION ADVISOR SERIES

          There are three classes of contracts offered under this registration statement - B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

          annual basis, to 1.05%, 1.40%, and 1.35%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2015 and 2014.

          A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

          There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2015 and 2014, contingent deferred sales charges for all MultiOption Advisor classes totaled $608,948 and $820,251, respectively.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (D)  MEGANNUITY/UMOA

          The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2015 and 2014.

     (E)  ADJUSTABLE INCOME ANNUITY

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

          Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

               A sales charge up to 4.50%, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2015 and 2014.

               A risk charge in the amount of 2.00% is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00%. No risk charges were deducted from contract purchase payments for the years ended December 31, 2015 and 2014.

               A premium tax charge of up to 3.50% is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2015 and 2014.

     (F)  WADDELL & REED ADVISORS RETIREMENT BUILDER

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2015 and 2014.

          A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2015 and 2014, contingent deferred sales charges totaled $682,594 and $738,566, respectively.

          In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (G)  MULTIOPTION LEGEND

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50%

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

          depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2015 and 2014.

          A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2015 and 2014, contingent deferred sales charges totaled $18,939 and $45,886, respectively.

          In addition to the base contract, optional death and living benefit riders are available. Some of these benefits have separate account charges that are computed daily and are equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (H)  MULTIOPTION EXTRA

          The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.70% of the average daily net assets of the Account during the first nine contract years and 1.10% of the average daily net assets of the Account in contract years ten and later. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2015 and 2014.

          A contingent deferred sales charge may be imposed on a MultiOption Extra contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2015 and 2014, contingent deferred sales charges totaled $557,682 and $435,548, respectively.

          In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (I)  MULTIOPTION GUIDE SERIES

          There are two classes of contracts offered under this series - B Series and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.20% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

          payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2015 and 2014.

          A contingent deferred sales charge may be imposed on a MultiOption Guide B Series contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Guide L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

          For the years ended December 31, 2015 and 2014, contingent deferred sales charges totaled $700,234 and $347,456, respectively.

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (J)  WADDELL & REED ADVISORS RETIREMENT BUILDER II

          There are two classes of contracts offered under this series - B Series and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.15% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

          The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2015 and 2014.

          A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II - B Series contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II - L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

          For the years ended December 31, 2015 and 2014, contingent deferred sales charges totaled $32,426 and $60,037, respectively.

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

          In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

     (K)  OTHER

          To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees up to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.02% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

          On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those contracts with assets allocated to specified funds on May 1, 2014, as follows:

               - Securian Funds Trust - SFT T. Rowe Price Value Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceed 0.98%, Minnesota Life will make a corresponding reduction in sub-account expenses, until April 30, 2016, to those contract owners whose sub-account invests in the fund.

               - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund - Class 2 Shares - to the extent the fund's management fee exceeds 0.83% on assets over $1 billion, Minnesota Life will make a corresponding reduction in sub-account expenses, until September 30, 2016, to those contract owners whose sub-account invests in the fund; and to the extent the fund's annual net operating expenses exceed 1.16%, Minnesota Life will make a corresponding reduction in sub-account expenses, until April 30, 2016, to those contract owners whose sub-account invests in the fund.

               - Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each contract outstanding on May 1, 2014, to those contract owners whose sub-account invests in the fund.

          These fee waivers are reported on the statements of operations as "Fees Waived" of the respective sub-account.

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

(4)  FAIR VALUE MEASUREMENTS

     In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC
     820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

     The fair value of the Account's financial assets has been determined using available market information as of December 31, 2015. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account primarily uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Account is required to categorize its financial assets recorded on the statement of assets, liabilities, and contract owner's equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety.

     The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

          Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

          Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

     The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     As of December 31, 2015, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the FASB ASC 820 differs from the characterization of an investment in the fund.

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

(5)  INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2015 were as follows:

                                                             PURCHASES           SALES
                                                          ---------------   ----------------
     AB VPS DynAsstAll Cl B                               $    56,801,333   $        654,899
     AB VPS Intl Value Cl B                                       998,928            999,533
     Am Century VP Inc & Gro Cl II                              1,172,632          1,362,708
     Am Century VP Infl Pro Cl II                               4,787,415          8,066,307
     Amer Funds IS Glbl Bond Cl 2                               3,071,842            799,444
     Amer Funds IS Glbl Growth Cl 2                             5,245,697          3,126,860
     Amer Funds IS Glbl Sm Cp Cl 2                              4,857,977          1,914,498
     Amer Funds IS Growth Cl 2                                 13,458,327          1,367,238
     Amer Funds IS Growth-Inc Cl 2                             11,225,137          1,295,870
     Amer Funds IS Intl Cl 2                                    3,694,353          1,676,235
     Amer Funds IS New World Cl 2                               3,447,818          1,280,275
     Amer Funds IS US Govt/AAA Cl 2                             3,351,155          1,628,236
     ClearBridge Var Sm Gro Cl II (a)                             902,993             24,116
     Fidelity VIP Equity-Income SC2                            11,232,345         12,079,434
     Fidelity VIP Mid Cap SC2                                   6,545,100          7,416,521
     Franklin Dev Mkts VIP Cl 2                                 6,890,128          3,876,352
     Franklin Mutual Shs VIP Cl 2                               1,014,181          2,409,448
     Franklin Small Cp Val VIP Cl 2                             6,411,253          2,284,869
     Franklin Sm-Md Cp Gr VIP Cl 2                              4,666,579          3,064,951
     Goldman Sachs VI HQ Flt Rt SS                              3,227,486          3,484,259
     Goldman Sachs VIT Gbl Trnds SS                            45,722,038          2,406,158
     Ibbotson Aggressive Grwth ETF2                             1,605,874          1,174,961
     Ibbotson Balanced ETF2                                     4,747,153          8,040,093
     Ibbotson Conservative ETF2                                 3,269,633          4,582,883
     Ibbotson Growth ETF2                                       1,749,374          2,882,470
     Ibbotson Income & Growth ETF2                              2,420,063          6,948,907
     Invesco VI Amer Value Sr II                                4,279,404          1,054,028
     Invesco VI Comstock Sr II                                  8,697,128          6,166,021
     Invesco VI Equity & Inc Sr II                              1,786,987            634,023
     Invesco VI Growth & Inc Sr II                              1,068,881          1,076,664
     Invesco VI Sm Cap Eqty Sr II                               5,406,292          2,822,909
     Ivy VIP Asset Strategy                                    42,252,627         29,501,055
     Ivy VIP Balanced                                          25,992,161         17,731,209
     Ivy VIP Bond                                               9,866,186         14,890,679
     Ivy VIP Core Equity                                       26,191,182         14,542,921
     Ivy VIP Dividend Opp                                       3,687,043          4,196,260

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

                                                             PURCHASES           SALES
                                                          ---------------   ----------------
     Ivy VIP Energy                                       $     1,611,928   $      1,330,337
     Ivy VIP Global Growth                                      6,499,360          8,908,184
     Ivy VIP Glbl Natural Res                                   9,778,192          4,743,916
     Ivy VIP Global Bond                                        1,084,433          1,179,033
     Ivy VIP Growth                                             9,559,398         10,351,576
     Ivy VIP High Income                                       14,872,653         14,903,734
     Ivy VIP Intl Core Equity                                  32,529,410         24,285,333
     Ivy VIP Limited-Term Bond                                  5,449,224          3,367,862
     Ivy VIP Micro Cap Growth                                   6,837,572          6,624,559
     Ivy VIP Mid Cap Growth                                    10,046,085          7,400,034
     Ivy VIP Money Market                                       7,161,448          6,644,050
     Ivy VIP Path Mod Agg MVF                                  21,372,717          1,781,542
     Ivy VIP Path Mod Con MVF                                  14,056,482          1,615,706
     Ivy VIP Path Mod MVF                                     144,906,937          2,753,582
     Ivy VIP Pathfinder Aggressive                              4,921,942            942,213
     Ivy VIP Pathfinder Conserv                                 4,201,355          4,905,958
     Ivy VIP Pathfinder Mod Aggr                               30,278,561         12,987,246
     Ivy VIP Pathfinder Mod Cons                                8,147,064          6,697,916
     Ivy VIP Pathfinder Moderate                               24,371,305         16,730,441
     Ivy VIP Real Estate Sec                                    2,289,869          3,862,081
     Ivy VIP Science & Tech                                    16,531,019         12,165,737
     Ivy VIP Small Cap Growth                                   5,982,246          5,599,169
     Ivy VIP Small Cap Value                                    7,405,058         11,976,143
     Ivy VIP Value                                             23,047,432         16,346,113
     Janus Aspen Balanced SS                                    5,538,977          3,670,651
     Janus Aspen Flexible Bond SS (a)                           7,897,789            203,619
     Janus Aspen Forty SS                                      21,156,709         11,673,774
     Janus Aspen Overseas SS                                    6,230,844          9,132,766
     Janus Aspen Perk Mid Cp Val SS                             3,712,240          1,808,705
     MFS VIT II Intl Value SC (a)                               4,456,256             64,271
     MFS VIT Mid Cap Growth Ser SC                                818,442            451,275
     MorgStanley UIF Emg Mk Eq Cl 2                             3,774,957          1,288,325
     NeubergerBerman Soc Resp S Cl                              1,222,341            498,816
     Oppenheimer Intl Grow VA SS                                7,089,561          3,806,516
     Oppenheimer MS Sm Cap VA SS                                1,884,326            638,314
     PIMCO VIT Glb Div All Adv Cl                              46,647,825            520,507
     PIMCO VIT Low Dur Port Adv Cl                              6,563,872          5,821,465

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2015

                                                             PURCHASES           SALES
                                                          ---------------   ----------------
     PIMCO VIT Total Return Adv Cl                        $    19,165,909   $     14,200,810
     Putnam VT Equity Income Cl IB                              1,045,025            906,729
     Putnam VT Growth and Inc Cl IB                             5,589,630          5,157,985
     Putnam VT Inter Eq Cl IB                                     475,727            874,294
     Putnam VT Multi-Cap Gro Cl IB                                930,222            515,517
     Putnam VT Voyager Cl IB                                    5,155,229          5,563,769
     SFT Advantus Bond Cl 2                                    16,532,111         17,523,223
     SFT Advantus Index 400 MC Cl 2                             4,698,516         12,645,556
     SFT Advantus Index 500 Cl 2                               15,568,312         23,013,172
     SFT Advantus Intl Bond Cl 2                                4,128,799          6,908,759
     SFT Advantus Managed Vol                                 105,023,163         25,100,211
     SFT Advantus Mgd Vol Equity (b)                            5,342,180                 40
     SFT Advantus Money Market                                 31,895,782         33,071,481
     SFT Advantus Mortgage Cl 2                                 5,261,674          9,228,912
     SFT Advantus Real Estate Cl 2                             13,994,669         21,677,101
     SFT Ivy Growth                                             9,241,051         38,560,365
     SFT Ivy Small Cap Growth                                   3,415,284          8,380,343
     SFT Pyramis Core Equity Cl 2                               7,132,747         13,854,310
     SFT T. Rowe Price Value                                    1,934,118         17,499,618
     TOPS Mgd Risk Bal ETF Cl 2                                 3,154,961          3,094,349
     TOPS Mgd Risk Flex ETF                                    38,344,837          3,602,979
     TOPS Mgd Risk Growth ETF Cl 2                              9,822,422          8,708,331
     TOPS Mgd Risk Mod Gro ETF Cl 2                             3,967,898          6,097,423

----------
     (a) For the period from May 1, 2015 through December 31, 2015.
     (b) For the period from November 18, 2015 through December 31, 2015.

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated sub-account for the years or periods ended December 31, 2015 and 2014 were as follows:

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                             AB VPS                      AM CENTURY     AM CENTURY     AM CENTURY   AM CENTURY VP
                                         DYNASSTALL CL   AB VPS INTL    VP INC & GRO  VP INFL PRO CL VP ULTRA CL II  VALUE CL II
                                               B          VALUE CL B       CL II            II            (a)            (a)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013       14,706,473      1,466,750      1,725,231     60,534,226     16,524,419     26,071,734
  Contract purchase payments                 33,369,421        154,411        379,381      5,382,463         19,549        131,598
  Contract terminations, withdrawal
    payments and charges                       (299,617)      (227,526)      (322,513)    (2,229,771)   (16,543,968)   (26,203,332)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       47,776,277      1,393,635      1,782,099     63,686,918             --             --
  Contract purchase payments                 51,212,676      1,600,370        350,873      3,021,044             --             --
  Contract terminations, withdrawal
    payments and charges                       (747,148)    (1,611,214)      (627,770)    (6,240,943)            --             --
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015       98,241,805      1,382,791      1,505,202     60,467,019             --             --
                                         ============== ============== ============== ============== ============== ==============

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                        AMER FUNDS IS  AMER FUNDS IS                 AMER FUNDS IS
                                         AMER FUNDS IS   GLBL GROWTH     GLBL SM CP     AMER FUNDS   GROWTH-INC CL  AMER FUNDS IS
                                         GLBL BOND CL 2      CL 2           CL 2      IS GROWTH CL 2       2          INTL CL 2
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        3,245,422      5,134,763      2,713,804     12,048,148      6,137,442      9,981,565
  Contract purchase payments                  1,461,570      2,069,561      2,544,491      4,756,691      2,752,068      4,354,536
  Contract terminations, withdrawal
    payments and charges                       (507,407)      (666,082)    (1,534,726)    (2,219,208)      (631,868)      (974,962)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        4,199,585      6,538,242      3,723,569     14,585,631      8,257,642     13,361,139
  Contract purchase payments                  3,058,680      3,058,849      3,640,757      5,833,929      5,849,171      2,460,565
  Contract terminations, withdrawal
    payments and charges                       (804,955)    (2,201,988)    (1,547,392)      (925,258)      (838,571)    (1,411,835)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015        6,453,310      7,395,103      5,816,934     19,494,302     13,268,242     14,409,869
                                         ============== ============== ============== ============== ============== ==============

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                        AMER FUNDS IS   CLEARBRIDGE    FIDELITY VIP   FIDELITY VIP   FIDELITY VIP
                                         AMER FUNDS IS  US GOVT/AAA CL VAR SM GRO CL  CONTRAFUND SC  EQUITY-INCOME   HIGH INCOME
                                         NEW WORLD CL 2       2            II (c)         2 (a)           SC2          SC2 (a)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        4,719,618      5,920,197             --     28,420,363     46,093,306     22,474,717
  Contract purchase payments                  2,379,348      3,132,947             --        743,994        997,351         89,328
  Contract terminations, withdrawal
    payments and charges                     (1,076,297)    (1,965,927)            --    (29,164,357)    (6,586,544)   (22,564,045)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        6,022,669      7,087,217             --             --     40,504,113             --
  Contract purchase payments                  3,201,578      3,026,891        918,439             --        769,407             --
  Contract terminations, withdrawal
    payments and charges                     (1,232,475)    (1,511,330)       (27,891)            --     (5,479,807)            --
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015        7,991,772      8,602,778        890,548             --     35,793,713             --
                                         ============== ============== ============== ============== ============== ==============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                                          FRANKLIN    FRANKLIN SMALL  FRANKLIN SM-   FRANKLIN VIP
                                          FIDELITY VIP   FRANKLIN DEV  MUTUAL SHS VIP CP VAL VIP CL   MD CP GR VIP  LG CAP GRO CL
                                          MID CAP SC2   MKTS VIP CL 2       CL 2            2             CL 2          2 (a)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013       12,574,426     11,407,559      4,885,422     15,084,012      7,645,242      1,804,308
  Contract purchase payments                    890,638      1,477,780         89,913      3,123,374        704,699          6,414
  Contract terminations, withdrawal
    payments and charges                     (1,764,981)    (2,360,889)      (911,819)      (461,673)    (1,641,268)    (1,810,722)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       11,700,083     10,524,450      4,063,516     17,745,713      6,708,673             --
  Contract purchase payments                    418,971      1,787,555        132,967      1,951,258      1,109,963             --
  Contract terminations, withdrawal
    payments and charges                     (1,883,631)    (1,832,252)    (1,060,767)    (1,555,169)    (1,595,406)            --
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015       10,235,423     10,479,753      3,135,716     18,141,802      6,223,230             --
                                         ============== ============== ============== ============== ============== ==============

                                                                         SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                         GOLDMAN SACHS  GOLDMAN SACHS     IBBOTSON                      IBBOTSON       IBBOTSON
                                          VI HQ FLT RT  VIT GBL TRNDS    AGGRESSIVE      IBBOTSON     CONSERVATIVE      GROWTH
                                               SS             SS         GRWTH ETF2   BALANCED ETF2       ETF2           ETF2
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013       33,133,371     20,677,503      5,478,172     63,362,982     15,393,100     24,336,913
  Contract purchase payments                  5,571,770     37,278,244      1,535,153      4,624,507      2,079,523      2,078,255
  Contract terminations, withdrawal
    payments and charges                     (2,522,432)      (807,632)      (476,601)   (11,175,391)    (3,969,203)    (3,511,825)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       36,182,709     57,148,115      6,536,724     56,812,098     13,503,420     22,903,343
  Contract purchase payments                  3,143,299     42,735,081      1,339,386      2,056,948      2,444,377      1,026,106
  Contract terminations, withdrawal
    payments and charges                     (3,113,395)    (2,367,196)    (1,025,526)    (6,341,310)    (3,895,012)    (2,348,320)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015       36,212,613     97,516,000      6,850,584     52,527,736     12,052,785     21,581,129
                                         ============== ============== ============== ============== ============== ==============

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                            IBBOTSON      INVESCO VI     INVESCO VI                    INVESCO VI     INVESCO VI
                                            INCOME &     AMER FRANCH   AMER VALUE SR    INVESCO VI   CORE EQUITY SR  EQUITY & INC
                                          GROWTH ETF2     SR II (a)          II       COMSTOCK SR II     II (a)         SR II
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013       33,387,938      2,795,952      3,153,968     16,599,622        519,036      1,495,474
  Contract purchase payments                    858,784         45,047      2,434,897      4,370,191         63,325        957,445
  Contract terminations, withdrawal
    payments and charges                     (3,930,309)    (2,840,999)    (1,525,924)      (641,761)      (582,361)      (290,489)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       30,316,413             --      4,062,941     20,328,052             --      2,162,430
  Contract purchase payments                    796,052             --      2,270,405      3,500,960             --        841,653
  Contract terminations, withdrawal
    payments and charges                     (5,765,722)            --       (704,524)    (2,453,231)            --       (380,431)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015       25,346,743             --      5,628,822     21,375,781             --      2,623,652
                                         ============== ============== ============== ============== ============== ==============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                           INVESCO VI
                                          GROWTH & INC  INVESCO VI SM  IVY VIP ASSET     IVY VIP                     IVY VIP CORE
                                             SR II      CAP EQTY SR II    STRATEGY       BALANCED     IVY VIP BOND      EQUITY
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        1,779,511     16,800,802     78,191,693     36,894,554    104,942,376     41,539,661
  Contract purchase payments                    217,155      1,398,525      4,278,528      3,227,625      9,544,945      6,461,412
  Contract terminations, withdrawal
    payments and charges                       (562,141)    (1,574,516)    (7,993,335)    (4,200,501)    (5,267,088)    (3,694,337)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        1,434,525     16,624,811     74,476,886     35,921,678    109,220,233     44,306,736
  Contract purchase payments                    221,489        753,732      2,645,402      3,245,476      4,731,523      3,545,281
  Contract terminations, withdrawal
    payments and charges                       (432,139)    (1,845,209)    (9,764,225)    (4,290,071)   (10,305,937)    (5,550,256)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015        1,223,875     15,533,334     67,358,063     34,877,083    103,645,819     42,301,761
                                         ============== ============== ============== ============== ============== ==============

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                            IVY VIP                    IVY VIP GLOBAL  IVY VIP GLBL  IVY VIP GLOBAL
                                          DIVIDEND OPP  IVY VIP ENERGY     GROWTH      NATURAL RES        BOND      IVY VIP GROWTH
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013       14,869,053      6,109,963     35,159,144     28,606,857      6,933,787     86,466,716
  Contract purchase payments                    343,733        738,393      3,165,671      3,985,704        983,013        672,406
  Contract terminations, withdrawal
    payments and charges                     (1,859,788)    (1,095,321)    (2,213,034)    (4,095,820)      (897,574)   (56,863,135)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       13,352,998      5,753,035     36,111,781     28,496,741      7,019,226     30,275,987
  Contract purchase payments                    366,620      1,375,634      1,409,289      9,173,141        836,027        854,803
  Contract terminations, withdrawal
    payments and charges                     (2,032,839)    (1,120,815)    (4,030,289)    (4,057,761)    (1,095,378)    (4,261,567)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015       11,686,779      6,007,854     33,490,781     33,612,121      6,759,875     26,869,223
                                         ============== ============== ============== ============== ============== ==============

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                                          IVY VIP
                                          IVY VIP HIGH   IVY VIP INTL   LIMITED-TERM  IVY VIP MICRO   IVY VIP MID   IVY VIP MONEY
                                             INCOME      CORE EQUITY        BOND        CAP GROWTH     CAP GROWTH       MARKET
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013       29,855,621     75,575,716     29,301,920     12,081,016     25,625,540     13,444,125
  Contract purchase payments                 51,532,147      2,101,058      7,657,138      1,655,684      2,648,816      2,029,722
  Contract terminations, withdrawal
    payments and charges                     (8,295,907)    (8,626,870)    (1,898,642)    (2,536,372)    (1,650,941)    (3,435,803)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       73,091,861     69,049,904     35,060,416     11,200,328     26,623,415     12,038,044
  Contract purchase payments                  7,474,573      3,042,338      5,076,700        911,824      1,977,184      7,147,689
  Contract terminations, withdrawal
    payments and charges                    (10,961,333)    (8,242,787)    (3,129,348)    (2,243,473)    (2,718,360)    (6,484,062)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015       69,605,101     63,849,455     37,007,768      9,868,679     25,882,239     12,701,671
                                         ============== ============== ============== ============== ============== ==============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                                                         IVY VIP        IVY VIP        IVY VIP
                                          IVY VIP PATH   IVY VIP PATH   IVY VIP PATH    PATHFINDER     PATHFINDER   PATHFINDER MOD
                                          MOD AGG MVF    MOD CON MVF      MOD MVF       AGGRESSIVE      CONSERV          AGGR
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        4,483,033      1,511,308     12,202,626     11,324,682     31,137,476    199,993,740
  Contract purchase payments                 27,782,554     13,954,725    108,420,406      1,296,585      2,232,886      2,542,519
  Contract terminations, withdrawal
    payments and charges                     (1,313,004)    (2,403,188)    (1,751,118)      (740,017)    (3,525,453)    (8,852,604)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       30,952,583     13,062,845    118,871,914     11,881,250     29,844,909    193,683,655
  Contract purchase payments                 20,001,348     13,334,624    136,429,334      1,953,434      1,191,520      1,791,440
  Contract terminations, withdrawal
    payments and charges                     (1,502,889)    (1,422,273)    (2,612,437)      (562,806)    (3,541,150)    (7,400,045)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015       49,451,042     24,975,196    252,688,811     13,271,878     27,495,279    188,075,050
                                         ============== ============== ============== ============== ============== ==============

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                            IVY VIP        IVY VIP
                                         PATHFINDER MOD   PATHFINDER    IVY VIP REAL     IVY VIP     IVY VIP SMALL  IVY VIP SMALL
                                              CONS         MODERATE      ESTATE SEC   SCIENCE & TECH   CAP GROWTH     CAP VALUE
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013       66,516,350    179,607,449      7,305,391     23,249,425     33,183,894     28,772,551
  Contract purchase payments                  1,242,157      3,018,413        649,283      1,831,685      1,400,071        942,274
  Contract terminations, withdrawal
    payments and charges                     (6,861,019)   (10,015,361)    (1,343,895)    (3,947,292)   (18,045,041)    (3,821,633)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       60,897,488    172,610,501      6,610,779     21,133,818     16,538,924     25,893,192
  Contract purchase payments                    800,320      2,032,837        371,293      3,497,092        634,622        884,488
  Contract terminations, withdrawal
    payments and charges                     (4,404,695)   (10,594,407)    (1,589,484)    (3,338,144)    (2,518,393)    (4,482,426)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015       57,293,113    164,048,931      5,392,588     21,292,766     14,655,153     22,295,254
                                         ============== ============== ============== ============== ============== ==============

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                                        JANUS ASPEN                                  JANUS ASPEN
                                                         JANUS ASPEN   FLEXIBLE BOND   JANUS ASPEN    JANUS ASPEN    PERK MID CP
                                         IVY VIP VALUE   BALANCED SS       SS (c)        FORTY SS     OVERSEAS SS       VAL SS
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013       47,324,536      8,307,837             --     18,886,986     26,305,311     17,688,212
  Contract purchase payments                  3,687,458      1,725,091             --        969,178      1,264,487        864,920
  Contract terminations, withdrawal
    payments and charges                     (6,335,624)      (941,230)            --     (3,155,725)    (3,715,295)    (1,453,882)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       44,676,370      9,091,698             --     16,700,439     23,854,503     17,099,250
  Contract purchase payments                  4,372,460      2,006,413      7,951,146      4,947,548      2,018,867        951,068
  Contract terminations, withdrawal
    payments and charges                     (6,801,805)    (1,514,209)      (216,396)    (4,337,707)    (3,776,969)    (1,212,564)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015       42,247,025      9,583,902      7,734,750     17,310,280     22,096,401     16,837,754
                                         ============== ============== ============== ============== ============== ==============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                           MFS VIT -     MFS VIT INV     MFS VIT II    MFS VIT MID    MFS VIT NEW    MORGSTANLEY
                                         VALUE SERIES - GROWTH SER SS  INTL VALUE SC    CAP GROWTH   DISCOVERY SER  UIF EMG MK EQ
                                             SS (a)          (a)            (c)           SER SC         SS (a)          CL 2
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013       38,069,616     22,867,042             --        549,856      4,085,597     24,207,956
  Contract purchase payments                    190,823         14,301             --        107,515        213,927      8,433,912
  Contract terminations, withdrawal
    payments and charges                    (38,260,439)   (22,881,343)            --       (143,431)    (4,299,524)      (864,820)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014               --             --             --        513,940             --     31,777,048
  Contract purchase payments                         --             --      4,552,048        327,405             --      5,464,332
  Contract terminations, withdrawal
    payments and charges                             --             --        (69,744)      (211,778)            --     (1,717,650)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015               --             --      4,482,304        629,567             --     35,523,730
                                         ============== ============== ============== ============== ============== ==============

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                           NEUBERGER     OPPENHEIMER    OPPENHEIMER    OPPENHEIMER    OPPENHEIMER
                                          BERMAN SOC     CAP APP VA SS  GBL STR INC VA  INTL GROW VA   MS SM CAP VA  PIMCO VIT GLB
                                           RESP S CL         (a)           SS (a)           SS             SS       DIV ALL ADV CL
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        1,088,726      1,803,503     34,774,538      8,926,807      1,300,521     10,798,585
  Contract purchase payments                    480,890         10,862        685,771      3,571,045        335,717     26,561,864
  Contract terminations, withdrawal
    payments and charges                       (373,326)    (1,814,365)   (35,460,309)      (408,431)      (291,760)      (399,550)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014        1,196,290             --             --     12,089,421      1,344,478     36,960,899
  Contract purchase payments                    747,782             --             --      1,535,381        993,430     39,058,480
  Contract terminations, withdrawal
    payments and charges                       (358,339)            --             --     (1,226,853)      (404,846)      (579,144)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015        1,585,733             --             --     12,397,949      1,933,062     75,440,235
                                         ============== ============== ============== ============== ============== ==============

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                           PIMCO VIT      PIMCO VIT      PUTNAM VT      PUTNAM VT                     PUTNAM VT
                                          LOW DUR PORT   TOTAL RETURN  EQUITY INCOME    GROWTH AND     PUTNAM VT    MULTI-CAP GRO
                                             ADV CL         ADV CL         CL IB        INC CL IB    INTER EQ CL IB     CL IB
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013       55,865,440    132,608,027      2,748,869      1,980,017      2,612,806        353,379
  Contract purchase payments                 10,629,386     23,159,457        684,349      2,608,315        120,795      1,190,094
  Contract terminations, withdrawal
    payments and charges                     (4,307,795)    (5,250,408)    (1,090,957)      (570,250)      (467,018)       (94,386)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       62,187,031    150,517,076      2,342,261      4,018,082      2,266,583      1,449,087
  Contract purchase payments                  4,680,624      8,834,076        467,992      2,782,181        238,052        347,340
  Contract terminations, withdrawal
    payments and charges                     (5,318,705)   (11,694,578)      (408,679)    (2,456,423)      (448,461)      (187,648)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015       61,548,950    147,656,574      2,401,574      4,343,840      2,056,174      1,608,779
                                         ============== ============== ============== ============== ============== ==============

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2015

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                                                        SFT ADVANTUS
                                           PUTNAM VT     SFT ADVANTUS   INDEX 400 MC   SFT ADVANTUS   SFT ADVANTUS   SFT ADVANTUS
                                         VOYAGER CL IB    BOND CL 2         CL2       INDEX 500 CL 2 INTL BOND CL 2  MANAGED VOL
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013        2,142,270    123,439,047     25,721,614     50,255,635     53,370,551      49,719,645
  Contract purchase payments                  2,434,897      7,919,989        779,576      3,817,293      2,179,340      66,365,065
  Contract terminations, withdrawal
    payments and charges                       (605,920)    (9,064,121)    (3,767,752)    (5,316,996)    (3,963,131)       (856,386)
                                         -------------- -------------- -------------- -------------- --------------  --------------
Units outstanding at December 31, 2014        3,971,247    122,294,915     22,733,438     48,755,932     51,586,760     115,228,324
  Contract purchase payments                  1,649,987     11,721,574      1,218,091      5,282,841      2,775,573      95,291,812
  Contract terminations, withdrawal
    payments and charges                     (2,293,122)    (9,398,241)    (3,446,517)    (6,105,877)    (3,610,454)    (23,354,629)
                                         -------------- -------------- -------------- -------------- --------------  --------------
Units outstanding at December 31, 2015        3,328,112    124,618,248     20,505,012     47,932,896     50,751,879     187,165,507
                                         ============== ============== ============== ============== ==============  ==============

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                          SFT ADVANTUS                                 SFT ADVANTUS
                                         MGD VOL EQUITY  SFT ADVANTUS   SFT ADVANTUS  REAL ESTATE CL     SFT IVY     SFT IVY SMALL
                                              (d)        MONEY MARKET  MORTGAGE CL 2        2           GROWTH (b)   CAP GROWTH (b)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013               --     33,237,413     40,157,011     23,420,633             --             --
  Contract purchase payments                         --     21,264,787      4,521,948      3,451,047     91,936,611     21,677,764
  Contract terminations, withdrawal
    payments and charges                             --    (21,465,835)    (3,829,772)    (3,983,508)    (8,992,532)    (1,929,325)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014               --     33,036,365     40,849,187     22,888,172     82,944,079     19,748,439
  Contract purchase payments                  5,366,219     30,950,239      4,133,985      3,911,425      3,408,667      1,358,893
  Contract terminations, withdrawal
    payments and charges                           (368)   (30,570,715)    (5,267,604)    (5,783,305)   (13,602,526)    (3,121,925)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015        5,365,851     33,415,889     39,715,568     21,016,292     72,750,220     17,985,407
                                         ============== ============== ============== ============== ============== ==============

                                                                          SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------------
                                          SFT PYRAMIS    SFT T. ROWE      TOPS MGD                      TOPS MGD    TOPS MGD RISK
                                         CORE EQUITY CL  PRICE VALUE    RISK BAL ETF     TOPS MGD     RISK GROWTH   MOD GRO ETF CL
                                             2 (b)           (b)            CL 2      RISK FLEX ETF     ETF CL 2          2
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2013               --             --     19,382,940      2,452,068     71,329,381     25,004,219
  Contract purchase payments                 28,493,032     60,411,242      4,698,313     33,564,361     18,986,969      6,458,510
  Contract terminations, withdrawal
    payments and charges                     (3,424,070)    (4,145,525)    (3,659,223)    (1,058,182)    (5,338,555)    (2,339,454)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2014       25,068,962     56,265,717     20,422,030     34,958,247     84,977,795     29,123,275
  Contract purchase payments                  2,477,183        925,565      2,341,031     37,479,786      7,626,639      2,743,698
  Contract terminations, withdrawal
    payments and charges                     (4,777,480)    (6,306,214)    (2,712,543)    (3,577,102)    (7,126,149)    (5,177,477)
                                         -------------- -------------- -------------- -------------- -------------- --------------
Units outstanding at December 31, 2015       22,768,665     50,885,068     20,050,518     68,860,931     85,478,285     26,689,496
                                         ============== ============== ============== ============== ============== ==============

----------
(a)  For the period from January 1, 2014 to May 1, 2014.
(b) For the period from May 1, 2014 through December 31, 2014 and for the year ended December 31, 2015.
(c)  For the period from May 1, 2015 through December 31, 2015.
(d)  For the period from November 18, 2015 through December 31, 2015.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2015

(7)  FINANCIAL HIGHLIGHTS

     A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2015, 2014, 2013, 2012, and 2011 is as follows:

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT     EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME     RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*     TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  --------------  ----------------------
AB VPS DYNASSTALL CL B
    2015                            98,241,805  $  1.02 to 1.05  $  103,428,549     0.72%     1.20% to 2.35%    (4.17)% to (2.48)%
    2014                            47,776,277     1.06 to 1.08      51,576,228     0.40%     1.20% to 2.25%      1.18% to 2.96%
    2013 (f)                        14,706,473     1.04 to 1.05      15,419,356     0.16%     1.20% to 2.25%      3.63% to 4.85%

AB VPS INTL VALUE CL B
    2015                             1,382,791     0.53 to 0.59         819,546     2.05%     1.20% to 2.50%     (0.58)% to 1.18%
    2014                             1,393,635     0.53 to 0.59         816,341     3.35%     1.20% to 2.50%    (9.18)% to (7.58)%
    2013                             1,466,750     0.58 to 0.63         929,598     5.79%     1.20% to 2.50%     19.17% to 21.27%
    2012                             1,615,280     0.49 to 0.52         844,155     1.42%     1.20% to 2.50%     10.85% to 12.82%
    2011                             1,526,011     0.44 to 0.46         706,778     4.00%     1.20% to 2.50%   (21.78)% to (20.40)%

AM CENTURY VP INC & GRO CL II
    2015                             1,505,202     1.63 to 2.12       3,142,886     1.82%     1.20% to 2.35%    (8.68)% to (7.07)%
    2014                             1,782,099     1.82 to 2.28       3,998,749     1.80%     1.20% to 2.10%     9.07% to 10.99%
    2013                             1,725,231     1.67 to 2.05       3,484,096     1.94%     1.20% to 2.00%     31.55% to 33.87%
    2012                             1,906,958     1.25 to 1.53       2,872,898     1.89%     1.20% to 2.05%     11.12% to 13.09%
    2011                             1,833,836     1.12 to 1.36       2,438,648     1.31%     1.20% to 2.05%     (0.13)% to 1.63%

AM CENTURY VP INFL PRO CL II
    2015                            60,467,019     1.06 to 1.20      72,601,127     1.97%     1.20% to 2.70%    (5.30)% to (3.63)%
    2014                            63,686,918     1.12 to 1.25      79,348,477     1.31%     1.20% to 2.70%      0.30% to 2.07%
    2013                            60,534,226     1.11 to 1.22      73,893,030     1.61%     1.20% to 2.70%   (11.14)% to (9.57)%
    2012                            41,474,140     1.25 to 1.35      55,985,614     2.54%     1.20% to 2.70%      4.25% to 6.09%
    2011                            28,107,292     1.19 to 1.27      35,759,209     4.06%     1.20% to 2.70%     8.50% to 10.41%

AMER FUNDS IS GLBL BOND CL 2
    2015                             6,453,310     0.90 to 0.98       6,153,395     0.05%     0.15% to 2.45%    (6.85)% to (4.21)%
    2014                             4,199,585     0.96 to 1.02       4,224,257     1.38%     0.15% to 2.45%     (1.56)% to 1.24%
    2013                             3,245,422     0.97 to 1.01       3,258,095     0.00%     0.15% to 2.45%    (5.41)% to (2.72)%
    2012                             2,676,675     1.02 to 1.04       2,789,905     2.75%     0.15% to 2.50%      3.09% to 4.91%
    2011 (h)                           806,949         0.99             802,088     3.64%     1.20% to 2.35%    (1.77)% to (0.61)%

AMER FUNDS IS GLBL GROWTH CL 2
    2015                             7,395,103     1.29 to 1.53      10,205,737     1.08%     0.15% to 2.50%      3.83% to 6.78%
    2014                             6,538,242     1.24 to 1.43       8,536,287     1.28%     0.15% to 2.50%     (0.66)% to 2.16%
    2013                             5,134,763     1.24 to 1.40       6,647,032     1.53%     0.15% to 2.50%     25.43% to 28.98%
    2012                             2,210,952     0.98 to 1.09       2,227,216     1.60%     0.15% to 2.50%     18.98% to 21.08%
    2011 (h)                           502,903         0.83             417,249     2.58%     1.20% to 2.00%   (18.01)% to (17.04)%

AMER FUNDS IS GLBL SM CP CL 2
    2015                             5,816,934     1.06 to 1.37       6,624,674     0.00%     0.15% to 2.50%     (2.65)% to 0.12%
    2014                             3,723,569     1.09 to 1.37       4,298,890     0.12%     0.15% to 2.50%     (0.85)% to 1.97%
    2013                             2,713,804     1.09 to 1.34       3,090,006     0.79%     0.15% to 2.50%     24.56% to 28.09%
    2012                               877,277     0.87 to 1.05         783,868     1.41%     0.15% to 2.50%     14.72% to 16.75%
    2011 (h)                           285,871         0.76             218,639     0.33%     1.20% to 2.00%   (24.42)% to (23.52)%

AMER FUNDS IS GROWTH CL 2
    2015                            19,494,302     1.38 to 1.47      28,687,226     0.68%     1.20% to 2.50%      3.75% to 5.58%
    2014                            14,585,631     1.33 to 1.39      20,328,839     0.89%     1.20% to 2.50%      5.36% to 7.22%
    2013                            12,048,148     1.26 to 1.30      15,662,258     1.17%     1.20% to 2.50%     26.33% to 28.56%
    2012                             3,448,221     0.99 to 1.01       3,487,125     0.99%     1.20% to 2.50%     14.45% to 16.47%
    2011 (h)                         1,224,983     0.86 to 0.87       1,063,564     0.73%     1.20% to 2.00%   (14.20)% to (13.18)%

AMER FUNDS IS GROWTH-INC CL 2
    2015                            13,268,242     1.43 to 1.52      20,197,968     1.62%     1.20% to 2.50%     (1.49)% to 0.24%
    2014                             8,257,642     1.45 to 1.52      12,539,893     1.52%     1.20% to 2.50%      7.42% to 9.32%
    2013                             6,137,442     1.34 to 1.39       8,526,063     1.77%     1.20% to 2.50%     29.63% to 31.91%
    2012                             2,883,480     1.03 to 1.05       3,036,713     2.37%     1.20% to 2.50%     14.05% to 16.07%
    2011 (h)                           893,317         0.91             810,529     2.29%     1.20% to 2.25%   (10.33)% to (9.27)%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2015

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT     EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME     RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*     TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  --------------  ----------------------
AMER FUNDS IS INTL CL 2
    2015                            14,409,869     0.92 to 1.20      14,363,362     1.55%     0.15% to 2.70%    (7.30)% to (4.67)%
    2014                            13,361,139     1.00 to 1.26      14,093,439     1.55%     0.15% to 2.70%    (5.48)% to (2.80)%
    2013                             9,981,565     1.05 to 1.30      10,967,217     1.83%     0.15% to 2.70%     18.11% to 21.45%
    2012                             2,969,348     0.89 to 1.07       2,705,544     2.30%     0.15% to 2.50%     14.46% to 16.49%
    2011 (h)                         1,076,408         0.78             840,600     3.11%     1.20% to 2.00%   (22.83)% to (21.91)%

AMER FUNDS IS NEW WORLD CL 2
    2015                             7,991,772     0.86 to 1.06       7,289,640     0.59%     0.15% to 2.45%    (5.96)% to (3.29)%
    2014                             6,022,669     0.91 to 1.09       5,741,818     1.09%     0.15% to 2.45%   (10.55)% to (8.01)%
    2013                             4,719,618     1.01 to 1.19       4,953,443     1.74%     0.15% to 2.45%     8.15% to 11.21%
    2012                             2,121,978     0.93 to 1.07       2,028,930     1.66%     0.15% to 2.45%     14.38% to 16.4%
    2011 (h)                           638,244         0.82             520,265     2.67%     1.20% to 2.00%   (19.44)% to (18.49)%

AMER FUNDS IS US GOVT/AAA CL 2
    2015                             8,602,778     1.00 to 1.06       9,122,486     1.53%     0.15% to 2.45%     (1.36)% to 1.44%
    2014                             7,087,217     1.01 to 1.06       7,477,491     1.12%     0.15% to 2.45%      1.96% to 4.86%
    2013                             5,920,197     0.98 to 1.02       6,021,398     0.80%     0.15% to 2.45%    (5.89)% to (3.22)%
    2012                             3,553,386     1.01 to 1.06       3,776,868     1.21%     0.15% to 2.45%     (1.08)% to 0.68%
    2011 (h)                         2,062,092     1.05 to 1.06       2,177,943     3.67%     1.20% to 2.00%      4.38% to 5.61%

CLEARBRIDGE VAR SM GRO CL II
    2015 (a)                           890,548     0.95 to 0.95         849,020     0.00%     1.20% to 2.10%    (5.76)% to (4.65)%

FIDELITY VIP EQUITY-INCOME SC2
    2015                            35,793,713     1.53 to 2.16      70,913,034     2.86%     0.15% to 2.50%    (7.02)% to (4.38)%
    2014                            40,504,113     1.12 to 2.26      84,793,006     2.53%     0.15% to 2.70%      5.33% to 8.32%
    2013                            46,093,306     1.07 to 2.08      90,035,968     2.28%     0.15% to 2.70%     24.11% to 27.64%
    2012                            50,295,117     0.84 to 1.63      77,648,067     2.76%     0.15% to 2.95%     13.64% to 16.88%
    2011                            60,618,571     0.74 to 1.40      81,003,412     1.39%     0.15% to 2.95%     (2.27)% to 0.50%

FIDELITY VIP MID CAP SC2
    2015                            10,235,423     2.43 to 4.39      36,635,920     0.24%     0.15% to 2.50%    (4.49)% to (1.78)%
    2014                            11,700,083     2.54 to 4.47      43,106,140     0.02%     0.15% to 2.50%      2.95% to 5.87%
    2013                            12,574,426     2.45 to 4.23      44,258,430     0.27%     0.15% to 2.50%     31.92% to 35.67%
    2012                            13,515,841     1.85 to 3.12      35,464,418     0.38%     0.15% to 2.50%     11.22% to 14.39%
    2011                            15,224,369     1.66 to 2.72      35,354,507     0.02%     0.15% to 2.50%   (13.44)% to (10.99)%

FRANKLIN DEV MKTS VIP CL 2
    2015                            10,479,753     1.12 to 2.22      19,589,327     2.01%     0.15% to 2.50%   (21.94)% to (19.72)%
    2014                            10,524,450     1.41 to 2.79      24,440,100     1.49%     0.15% to 2.50%   (11.06)% to (8.53)%
    2013                            11,407,559     1.56 to 3.09      28,915,223     1.94%     0.15% to 2.50%    (3.80)% to (1.07)%
    2012                            11,810,871     1.59 to 3.15      29,864,458     1.38%     0.15% to 2.50%     9.86% to 12.99%
    2011                            12,761,609     1.42 to 2.82      28,506,260     0.97%     0.15% to 2.50%   (18.30)% to (15.98)%

FRANKLIN MUTUAL SHS VIP CL 2
    2015                             3,135,716     1.58 to 2.09       6,445,223     3.01%     1.20% to 2.50%    (7.70)% to (6.07)%
    2014                             4,063,516     1.71 to 2.22       8,915,822     1.96%     1.20% to 2.50%      4.01% to 5.84%
    2013                             4,885,422     1.63 to 2.10      10,088,874     2.04%     1.20% to 2.50%     24.54% to 26.73%
    2012                             5,877,310     1.31 to 1.66       9,582,151     2.02%     1.20% to 2.50%     10.92% to 12.88%
    2011                             6,596,724     1.17 to 1.47       9,512,494     2.33%     1.20% to 2.50%    (3.91)% to (2.22)%

FRANKLIN SMALL CP VAL VIP CL 2
    2015                            18,141,802     1.15 to 1.33      24,068,722     0.63%     1.20% to 2.95%   (10.08)% to (8.49)%
    2014                            17,745,713     1.28 to 1.45      25,728,082     0.60%     1.20% to 2.95%    (2.35)% to (0.63)%
    2013                            15,084,012     1.31 to 1.46      22,007,745     1.26%     1.20% to 2.95%     32.28% to 34.62%
    2012                            11,539,632     0.98 to 1.08      12,507,048     0.78%     1.20% to 2.95%     14.93% to 16.96%
    2011                             9,360,023     0.86 to 0.93       8,672,378     0.69%     1.20% to 2.95%    (6.55)% to (4.91)%

FRANKLIN SM-MD CP GR VIP CL 2
    2015                             6,223,230     1.23 to 2.53      10,189,765     0.00%     0.15% to 2.45%    (5.49)% to (2.80)%
    2014                             6,708,673     1.28 to 2.63      11,531,092     0.00%     0.15% to 2.45%      4.35% to 7.31%
    2013                             7,645,242     1.21 to 2.47      12,502,680     0.00%     0.15% to 2.45%     34.14% to 37.95%
    2012                             8,010,965     0.89 to 1.81       9,473,157     0.00%     0.15% to 2.45%     7.62% to 10.69%
    2011                             8,714,354     0.81 to 1.65       9,173,996     0.00%     0.15% to 2.50%    (7.59)% to (4.97)%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2015

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT     EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME     RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*     TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  --------------  ----------------------
GOLDMAN SACHS VI HQ FLT RT SS
    2015                            36,212,613     0.98 to 1.05      38,011,013     0.44%     1.20% to 2.45%    (3.32)% to (1.61)%
    2014                            36,182,709     1.01 to 1.07      38,600,763     0.30%     1.20% to 2.10%    (2.99)% to (1.27)%
    2013                            33,133,371     1.03 to 1.08      35,805,714     0.46%     1.20% to 2.45%    (2.52)% to (0.80)%
    2012                            18,118,644     1.05 to 1.09      19,737,352     0.75%     1.20% to 2.45%     (0.22)% to 1.54%
    2011                             9,572,609     1.05 to 1.07      10,268,464     0.92%     1.20% to 2.45%      3.26% to 5.08%

GOLDMAN SACHS VIT GBL TRNDS SS
    2015                            97,516,000     0.98 to 1.00      97,038,369     0.11%     1.20% to 1.95%    (8.55)% to (6.94)%
    2014                            57,148,115     1.05 to 1.07      61,108,844     0.06%     1.20% to 2.10%      0.92% to 2.71%
    2013 (f)                        20,677,503         1.04          21,528,667     0.10%     1.20% to 2.00%      2.91% to 4.12%

IBBOTSON AGGRESSIVE GRWTH ETF2
    2015                             6,850,584     0.93 to 1.03       7,062,789     1.25%     1.20% to 2.50%    (5.66)% to (3.99)%
    2014                             6,536,724     0.98 to 1.07       7,019,361     5.79%     1.20% to 2.50%      1.43% to 3.22%
    2013                             5,478,172     0.96 to 1.04       5,699,302     1.24%     1.20% to 2.50%     14.69% to 16.71%
    2012                             4,146,453     0.83 to 0.89       3,696,090     1.21%     1.20% to 2.50%     10.86% to 12.82%
    2011                             4,131,287     0.75 to 0.79       3,263,545     1.09%     1.20% to 2.50%    (7.80)% to (6.18)%

IBBOTSON BALANCED ETF2
    2015                            52,527,736     1.01 to 1.12      59,036,007     1.38%     1.20% to 2.50%    (5.06)% to (3.39)%
    2014                            56,812,098     1.06 to 1.16      66,091,049     1.12%     1.20% to 2.50%      1.47% to 3.26%
    2013                            63,362,982     1.04 to 1.13      71,384,566     1.46%     1.20% to 2.50%     8.61% to 10.53%
    2012                            57,280,186     0.95 to 1.02      58,383,436     1.53%     1.20% to 2.50%      7.58% to 9.48%
    2011                            52,674,257     0.88 to 0.93      49,032,198     1.00%     1.20% to 2.50%    (3.76)% to (2.07)%

IBBOTSON CONSERVATIVE ETF2
    2015                            12,052,785     1.01 to 1.12      13,536,028     1.06%     1.20% to 2.45%    (4.08)% to (2.39)%
    2014                            13,503,420     1.05 to 1.15      15,536,483     0.98%     1.20% to 2.45%     (0.22)% to 1.54%
    2013                            15,393,100     1.05 to 1.13      17,439,339     1.23%     1.20% to 2.45%     (0.42)% to 1.34%
    2012                            16,873,386     1.04 to 1.12      18,863,156     1.49%     1.20% to 2.50%      2.13% to 3.94%
    2011                            14,234,154     1.02 to 1.08      15,306,469     1.50%     1.20% to 2.50%      0.15% to 1.91%

IBBOTSON GROWTH ETF2
    2015                            21,581,129     0.96 to 1.08      23,367,932     1.24%     1.20% to 2.70%    (5.35)% to (3.68)%
    2014                            22,903,343     1.01 to 1.12      25,745,659     1.02%     1.20% to 2.70%      1.54% to 3.33%
    2013                            24,336,913     0.99 to 1.09      26,476,167     1.15%     1.20% to 2.70%     13.16% to 15.16%
    2012                            26,285,441     0.87 to 0.94      24,831,473     1.23%     1.20% to 2.70%     9.62% to 11.56%
    2011                            28,007,306     0.79 to 0.85      23,713,461     1.07%     1.20% to 2.70%    (6.48)% to (4.83)%

IBBOTSON INCOME & GROWTH ETF2
    2015                            25,346,743     0.99 to 1.12      28,351,506     1.36%     1.20% to 2.70%    (4.54)% to (2.85)%
    2014                            30,316,413     1.03 to 1.15      34,904,814     1.11%     1.20% to 2.70%      0.30% to 2.07%
    2013                            33,387,938     1.03 to 1.13      37,660,593     1.44%     1.20% to 2.70%      4.22% to 6.06%
    2012                            32,663,934     0.98 to 1.06      34,740,164     1.65%     1.20% to 2.70%      4.72% to 6.57%
    2011                            29,626,361     0.94 to 1.00      29,562,764     0.97%     1.20% to 2.70%    (1.85)% to (0.12)%

INVESCO VI AMER VALUE SR II
    2015                             5,628,822     1.19 to 1.35       7,575,022     0.01%     1.20% to 2.70%   (12.00)% to (10.44)%
    2014                             4,062,941     1.35 to 1.50       6,105,164     0.21%     1.20% to 2.70%      6.30% to 8.17%
    2013                             3,153,968     1.27 to 1.39       4,381,262     0.65%     1.20% to 2.70%     30.05% to 32.34%
    2012                               863,715     0.98 to 1.05         906,648     0.71%     1.20% to 2.45%     13.65% to 15.66%
    2011                               370,363     0.87 to 0.91         336,094     0.67%     1.20% to 2.15%    (2.10)% to (0.38)%

INVESCO VI COMSTOCK SR II
    2015                            21,375,781     1.71 to 2.27      48,489,273     1.66%     1.20% to 2.45%    (8.92)% to (7.31)%
    2014                            20,328,052     1.87 to 2.45      49,751,315     1.15%     1.20% to 2.45%      5.93% to 7.80%
    2013                            16,599,622     1.75 to 2.27      37,687,180     1.59%     1.20% to 2.45%     31.71% to 34.04%
    2012                            10,991,471     1.33 to 1.69      18,618,264     1.64%     1.20% to 2.45%     15.46% to 17.50%
    2011                             7,583,431     1.14 to 1.44      10,932,262     1.19%     1.20% to 2.45%    (4.95)% to (3.27)%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2015

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT     EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME     RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*     TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  --------------  ----------------------
INVESCO VI EQUITY & INC SR II
    2015                            2,623,652      1.30 to 1.59       4,142,909     2.43%     1.20% to 2.25%    (5.42)% to (3.75)%
    2014                            2,162,430      1.36 to 1.65       3,539,985     1.76%     1.20% to 2.25%      5.60% to 7.47%
    2013                            1,495,474      1.28 to 1.54       2,266,429     1.55%     1.20% to 2.25%     21.26% to 23.40%
    2012                            1,240,756      1.05 to 1.25       1,519,551     1.85%     1.20% to 2.25%     9.11% to 11.04%
    2011                            1,182,318      0.95 to 1.12       1,300,445     2.09%     1.20% to 2.25%    (4.72)% to (3.04)%

INVESCO VI GROWTH & INC SR II
    2015                            1,223,875      1.79 to 2.35       2,872,050     2.41%     1.20% to 2.50%    (6.12)% to (4.47)%
    2014                            1,434,525      1.90 to 2.46       3,523,821     1.47%     1.20% to 2.50%      6.77% to 8.65%
    2013                            1,779,511      1.77 to 2.26       4,023,181     1.34%     1.20% to 2.50%     29.88% to 32.17%
    2012                            1,713,903      1.36 to 1.71       2,931,635     1.27%     1.20% to 2.50%     11.02% to 12.98%
    2011                            1,979,462      1.22 to 1.51       2,996,894     1.04%     1.20% to 2.50%    (5.10)% to (3.43)%

INVESCO VI SM CAP EQTY SR II
    2015                           15,533,334      1.17 to 1.32      20,544,059     0.00%     1.20% to 2.70%    (8.48)% to (6.87)%
    2014                           16,624,811      1.27 to 1.42      23,608,195     0.00%     1.20% to 2.70%     (0.88)% to 0.87%
    2013                           16,800,802      1.28 to 1.41      23,652,925     0.00%     1.20% to 2.70%     33.11% to 35.45%
    2012                           13,457,293      0.95 to 1.04      13,987,224     0.00%     1.20% to 2.95%     10.33% to 12.29%
    2011                           11,301,937      0.86 to 0.93      10,460,211     0.00%     1.20% to 2.95%    (3.86)% to (2.17)%

IVY VIP ASSET STRATEGY
    2015                           67,358,063      0.92 to 2.71     178,007,763     0.36%     1.20% to 2.70%   (11.01)% to (9.44)%
    2014                           74,476,886      1.03 to 2.99     217,560,150     0.49%     1.20% to 2.75%    (8.02)% to (6.40)%
    2013                           78,191,693      1.11 to 3.19     244,199,910     1.28%     1.20% to 2.70%     21.50% to 23.64%
    2012                           75,753,723      2.26 to 2.58     191,537,131     1.12%     1.20% to 2.50%     15.70% to 17.75%
    2011                           71,302,311      1.94 to 2.19     153,224,498     1.03%     1.20% to 2.50%    (9.90)% to (8.31)%

IVY VIP BALANCED
    2015                           34,877,083      1.13 to 8.16     120,157,549     0.91%     0.15% to 2.35%    (3.22)% to (0.47)%
    2014                           35,921,678      1.15 to 8.20     130,175,660     0.93%     0.15% to 2.50%      4.45% to 7.41%
    2013                           36,894,554      1.09 to 7.64     129,179,988     1.44%     0.15% to 2.50%     20.10% to 23.51%
    2012                           34,424,607      1.37 to 6.18     105,071,224     1.47%     0.15% to 2.45%     8.49% to 11.58%
    2011                           31,908,618      1.24 to 5.54      96,745,811     2.20%     0.15% to 2.35%      0.32% to 3.16%

IVY VIP BOND
    2015                           103,645,819     1.02 to 1.33     137,757,285     2.92%     1.25% to 2.35%    (2.13)% to (1.04)%
    2014                           109,220,233     1.04 to 1.34     146,697,373     3.75%     1.25% to 2.35%      1.91% to 3.04%
    2013                           104,942,376     1.01 to 1.30     136,792,290     3.30%     1.25% to 2.35%    (4.36)% to (3.31)%
    2012                            81,501,982     1.23 to 1.35     109,872,989     3.12%     1.25% to 2.35%      3.32% to 4.46%
    2011                            66,179,900     1.19 to 1.29      85,407,411     2.72%     1.25% to 2.35%      4.82% to 5.98%

IVY VIP CORE EQUITY
    2015                            42,301,761     1.18 to 2.57     102,974,780     0.35%     0.15% to 2.70%    (3.58)% to (0.84)%
    2014                            44,306,736     1.21 to 2.62     109,770,382     0.49%     0.15% to 2.75%      6.49% to 9.51%
    2013                            41,539,661     1.12 to 2.42      94,277,730     0.49%     0.15% to 2.70%     29.63% to 33.31%
    2012                            28,187,947     1.22 to 1.83      47,527,696     0.56%     0.15% to 2.35%     15.15% to 18.42%
    2011                            21,776,227     1.04 to 1.56      31,059,322     0.36%     0.15% to 2.35%     (1.29)% to 1.51%

IVY VIP DIVIDEND OPP
    2015                            11,686,779     1.17 to 1.92      22,422,853     1.29%     1.25% to 2.35%    (4.33)% to (3.27)%
    2014                            13,352,998     1.21 to 1.98      26,486,148     1.16%     1.25% to 2.35%      7.29% to 8.48%
    2013                            14,869,053     1.12 to 1.83      27,188,761     1.55%     1.25% to 2.35%     26.60% to 28.00%
    2012                            14,459,825     1.30 to 1.43      20,656,026     1.07%     1.25% to 2.35%     10.54% to 11.77%
    2011                            14,078,589     1.17 to 1.28      17,993,911     1.02%     1.25% to 2.35%    (6.90)% to (5.87)%

IVY VIP ENERGY
    2015                             6,007,854     0.71 to 0.95       5,679,106     0.06%     1.25% to 2.35%   (23.95)% to (23.11)%
    2014                             5,753,035     0.93 to 1.23       7,072,992     0.00%     1.25% to 2.35%   (12.64)% to (11.67)%
    2013                             6,109,963     1.05 to 1.39       8,504,437     0.00%     1.25% to 2.35%     24.80% to 26.18%
    2012                             6,115,495     1.02 to 1.10       6,746,220     0.00%     1.25% to 2.35%     (0.99)% to 0.10%
    2011                             6,447,556     1.04 to 1.10       7,103,920     0.00%     1.25% to 2.35%   (11.19)% to (10.21)%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2015

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT     EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME     RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*     TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  --------------  ----------------------
IVY VIP GLOBAL GROWTH
    2015                            33,490,781     1.03 to 2.18      69,043,299     0.42%     1.20% to 2.70%      0.39% to 2.16%
    2014                            36,111,781     1.02 to 2.14      72,784,181     2.11%     1.20% to 2.75%    (1.98)% to (0.25)%
    2013                            35,159,144     1.04 to 2.14      70,734,187     0.86%     1.20% to 2.70%     15.76% to 17.80%
    2012                            28,439,829     0.90 to 1.82      47,979,312     1.89%     1.20% to 2.70%     14.61% to 16.64%
    2011                            23,788,302     0.78 to 1.56      34,029,156     0.41%     1.20% to 2.70%   (10.01)% to (8.42)%

IVY VIP GLBL NATURAL RES
    2015                            33,612,121     0.43 to 0.91      30,520,850     0.10%     1.20% to 2.70%   (24.65)% to (23.32)%
    2014                            28,496,741     0.56 to 1.19      33,736,824     0.00%     1.20% to 2.75%   (15.57)% to (14.07)%
    2013                            28,606,857     0.67 to 1.38      39,420,130     0.00%     1.20% to 2.70%      4.67% to 6.52%
    2012                            29,850,329     0.63 to 1.30      38,629,692     0.00%     1.20% to 2.70%     (1.08)% to 0.67%
    2011                            28,493,218     0.64 to 1.29      36,641,162     0.00%     1.20% to 2.70%   (23.73)% to (22.38)%

IVY VIP GLOBAL BOND
    2015                             6,759,875     0.95 to 0.99       6,698,183     3.70%     1.25% to 2.10%    (4.91)% to (3.86)%
    2014                             7,019,226     1.00 to 1.03       7,234,714     2.25%     1.25% to 2.10%    (2.14)% to (1.06)%
    2013                             6,933,787     1.02 to 1.04       7,223,250     0.00%     1.25% to 2.10%     (0.62)% to 0.48%
    2012                             5,024,224     1.02 to 1.04       5,208,913     3.78%     1.25% to 2.10%      3.92% to 5.07%
    2011 (h)                         2,183,726     0.98 to 0.99       2,154,524     3.00%     1.25% to 2.10%    (2.07)% to (1.34)%

IVY VIP GROWTH
    2015                            26,869,223     1.35 to 2.31      61,983,332     0.11%     0.15% to 2.35%      4.68% to 5.84%
    2014                            30,275,987     1.28 to 2.18      65,989,998     0.24%     0.15% to 2.35%     9.21% to 10.42%
    2013                            86,466,716     1.15 to 6.65     213,651,585     0.43%     0.15% to 2.70%     32.49% to 36.25%
    2012                            93,529,444     0.85 to 4.93     171,638,603     0.06%     0.15% to 2.95%     9.46% to 12.57%
    2011                            94,605,992     0.77 to 4.43     158,364,311     4.02%     0.15% to 2.95%     (0.84)% to 1.97%

IVY VIP HIGH INCOME
    2015                            69,605,101     0.92 to 1.90      85,240,150     6.18%     1.20% to 2.95%    (9.22)% to (7.62)%
    2014                            73,091,861     1.01 to 2.06      98,039,313     5.60%     1.20% to 3.00%     (1.06)% to 0.69%
    2013                            29,855,621     1.02 to 2.04      53,904,115     4.48%     1.20% to 2.95%      7.29% to 9.18%
    2012                            23,189,936     1.70 to 1.87      43,430,987     6.39%     1.25% to 2.35%     15.88% to 17.16%
    2011                            24,034,242     1.47 to 1.60      38,417,989     7.24%     1.25% to 2.35%      2.82% to 3.96%

IVY VIP INTL CORE EQUITY
    2015                            63,849,455     0.92 to 5.84     164,116,138     1.29%     0.15% to 2.95%    (3.82)% to (1.09)%
    2014                            69,049,904     0.96 to 5.90     181,226,029     2.53%     0.15% to 3.00%     (1.51)% to 1.29%
    2013                            75,575,716     0.97 to 5.83     198,584,479     1.65%     0.15% to 2.95%     21.28% to 24.72%
    2012                            80,872,427     0.80 to 4.67     173,054,725     2.30%     0.15% to 2.95%     10.03% to 13.16%
    2011                            79,871,271     0.73 to 4.13     154,972,837     1.55%     0.15% to 2.95%   (16.39)% to (14.01)%

IVY VIP LIMITED-TERM BOND
    2015                            37,007,768     0.97 to 1.01      37,336,399     1.52%     1.25% to 2.10%    (1.47)% to (0.38)%
    2014                            35,060,416     0.98 to 1.01      35,507,176     0.56%     1.25% to 2.10%    (1.37)% to (0.28)%
    2013                            29,301,920     0.99 to 1.02      29,758,599     0.00%     1.25% to 2.35%    (2.84)% to (1.77)%
    2012                            12,787,214     1.02 to 1.03      13,221,134     4.27%     1.25% to 2.10%      0.96% to 2.07%
    2011 (h)                         4,572,538         1.01           4,631,428     2.70%     1.25% to 2.10%      0.54% to 1.28%

IVY VIP MICRO CAP GROWTH
    2015                             9,868,679     1.01 to 3.37      23,559,362     0.00%     0.15% to 2.50%   (11.80)% to (9.30)%
    2014                            11,200,328     1.13 to 3.72      29,998,995     0.00%     0.15% to 2.50%    (4.60)% to (1.89)%
    2013                            12,081,016     1.17 to 3.79      33,572,563     0.00%     0.15% to 2.45%     52.72% to 57.05%
    2012                            11,690,982     1.43 to 2.41      20,455,674     0.00%     0.15% to 2.45%     8.58% to 11.67%
    2011                            11,475,577     1.31 to 2.16      18,327,832     0.00%     0.15% to 2.45%    (9.71)% to (7.15)%

IVY VIP MID CAP GROWTH
    2015                            25,882,239     1.06 to 2.39      61,788,557     0.00%     1.20% to 2.70%    (8.52)% to (6.90)%
    2014                            26,623,415     1.15 to 2.57      68,287,685     0.00%     1.20% to 2.75%      4.73% to 6.58%
    2013                            25,625,540     1.09 to 2.41      61,674,250     0.00%     1.20% to 2.70%     26.16% to 28.39%
    2012                            16,758,602     1.70 to 1.88      31,405,038     0.00%     1.20% to 2.50%     10.25% to 12.20%
    2011                            11,743,579     1.55 to 1.67      19,611,643     0.01%     1.20% to 2.35%    (3.44)% to (1.74)%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2015

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT     EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME     RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*     TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  --------------  ----------------------
IVY VIP MONEY MARKET
    2015                            12,701,671     0.91 to 1.01      12,769,086     0.02%     1.25% to 2.10%    (2.30)% to (1.22)%
    2014                            12,038,044     0.93 to 1.02      12,251,690     0.02%     1.25% to 2.10%    (2.30)% to (1.22)%
    2013                            13,444,125     0.95 to 1.03      13,852,053     0.02%     1.25% to 2.10%    (2.30)% to (1.22)%
    2012                            11,851,618     0.97 to 1.04      12,361,898     0.02%     1.25% to 2.10%    (2.31)% to (1.23)%
    2011                            11,474,152     0.99 to 1.06      12,115,872     0.02%     1.25% to 2.10%    (2.30)% to (1.23)%

IVY VIP PATH MOD AGG MVF
    2015                            49,451,042     1.04 to 1.06      52,387,086     0.00%     1.20% to 1.95%    (3.59)% to (1.89)%
    2014                            30,952,583     1.07 to 1.08      33,433,493     1.98%     1.20% to 2.00%      0.89% to 2.67%
    2013 (e)                         4,483,033         1.05           4,718,009     0.00%     1.20% to 1.85%      4.81% to 5.25%

IVY VIP PATH MOD CON MVF
    2015                            24,975,196     1.02 to 1.04      25,940,994     0.00%     1.20% to 2.00%    (3.41)% to (1.70)%
    2014                            13,062,845     1.05 to 1.06      13,808,708     1.13%     1.20% to 2.10%      0.06% to 1.83%
    2013 (e)                         1,511,308         1.04           1,569,503     0.00%     1.20% to 1.85%      3.42% to 3.86%

IVY VIP PATH MOD MVF
    2015                           252,688,811     1.04 to 1.06     266,681,466     0.00%     1.20% to 1.90%    (3.32)% to (1.61)%
    2014                           118,871,914     1.06 to 1.07     127,553,733     1.17%     1.20% to 1.90%      0.73% to 2.51%
    2013 (e)                        12,202,626         1.05          12,777,268     0.00%     1.20% to 1.85%      4.28% to 4.72%

IVY VIP PATHFINDER AGGRESSIVE
    2015                            13,271,878     1.13 to 1.37      18,139,163     2.72%     1.25% to 2.10%    (1.99)% to (0.91)%
    2014                            11,881,250     1.14 to 1.38      16,387,496     0.85%     1.25% to 2.10%      2.42% to 3.56%
    2013                            11,324,682     1.11 to 1.33      15,083,577     6.82%     1.25% to 2.10%     24.18% to 25.56%
    2012                             8,710,996     1.02 to 1.06       9,241,185     0.88%     1.25% to 2.10%     9.56% to 10.78%
    2011                             8,401,205     0.93 to 0.96       8,044,198     1.18%     1.25% to 2.10%    (6.38)% to (5.34)%

IVY VIP PATHFINDER CONSERV
    2015                            27,495,279     1.08 to 1.25      34,384,095     1.15%     1.25% to 2.10%    (1.88)% to (0.80)%
    2014                            29,844,909     1.09 to 1.26      37,621,745     1.06%     1.25% to 2.35%      0.99% to 2.11%
    2013                            31,137,476     1.16 to 1.23      38,441,011     5.76%     1.25% to 2.35%     12.09% to 13.32%
    2012                            32,510,842     1.03 to 1.09      35,416,934     0.94%     1.25% to 2.35%      4.45% to 5.61%
    2011                            29,399,669     1.00 to 1.03      30,322,228     1.30%     1.25% to 2.10%    (1.59)% to (0.5)%

IVY VIP PATHFINDER MOD AGGR
    2015                           188,075,050     1.11 to 1.34     252,183,485     2.30%     1.25% to 2.35%    (2.26)% to (1.18)%
    2014                           193,683,655     1.13 to 1.36     262,812,222     1.04%     1.25% to 2.35%      2.18% to 3.31%
    2013                           199,993,740     1.23 to 1.31     262,668,042     5.45%     1.25% to 2.35%     20.94% to 22.28%
    2012                           188,978,835     1.02 to 1.07     202,976,405     0.76%     1.25% to 2.35%      8.22% to 9.42%
    2011                           157,784,952     0.94 to 0.98     154,854,114     0.81%     1.25% to 2.35%    (5.27)% to (4.22)%

IVY VIP PATHFINDER MOD CONS
    2015                            57,293,113     1.09 to 1.29      73,874,734     1.48%     1.25% to 2.15%    (2.00)% to (0.92)%
    2014                            60,897,488     1.10 to 1.30      79,249,009     0.99%     1.25% to 2.35%      1.47% to 2.59%
    2013                            66,516,350     1.19 to 1.27      84,376,051     4.97%     1.25% to 2.35%     14.98% to 16.25%
    2012                            56,885,400     1.04 to 1.09      62,073,747     0.91%     1.25% to 2.35%      5.88% to 7.05%
    2011                            48,794,221     1.00 to 1.02      49,730,877     1.09%     1.25% to 1.90%    (2.32)% to (1.24)%

IVY VIP PATHFINDER MODERATE
    2015                           164,048,931     1.10 to 1.32     216,131,907     1.69%     1.25% to 2.35%    (2.01)% to (0.93)%
    2014                           172,610,501     1.11 to 1.33     229,539,028     1.04%     1.25% to 2.35%      1.82% to 2.94%
    2013                           179,607,449     1.09 to 1.29     232,016,381     4.78%     1.25% to 2.35%     18.03% to 19.34%
    2012                           172,188,520     1.03 to 1.08     186,390,832     0.94%     1.25% to 2.35%      6.97% to 8.16%
    2011                           142,546,422     0.96 to 1.00     142,647,642     1.06%     1.25% to 2.35%    (3.75)% to (2.68)%

IVY VIP REAL ESTATE SEC
    2015                             5,392,588     1.36 to 2.41      12,978,484     1.01%     1.25% to 2.35%      2.35% to 3.48%
    2014                             6,610,779     1.32 to 2.33      15,374,171     1.03%     1.25% to 2.35%     27.15% to 28.55%
    2013                             7,305,391     1.04 to 1.81      13,215,918     1.11%     1.25% to 2.35%    (1.22)% to (0.13)%
    2012                             7,467,113     1.65 to 1.81      13,525,470     0.73%     1.25% to 2.35%     14.98% to 16.25%
    2011                             8,017,939     1.43 to 1.56      12,492,706     0.77%     1.25% to 2.35%      2.58% to 3.71%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2015

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT     EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME     RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*     TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  --------------  ----------------------
IVY VIP SCIENCE & TECH
    2015                            21,292,766     1.14 to 3.52      70,869,765     0.00%     1.20% to 2.95%    (5.70)% to (4.04)%
    2014                            21,133,818     1.20 to 3.66      73,024,419     0.00%     1.20% to 3.00%     (0.08)% to 1.68%
    2013                            23,249,425     1.19 to 3.60      78,961,071     0.00%     1.20% to 2.95%     51.84% to 54.52%
    2012                            21,813,387     1.22 to 2.33      47,728,649     0.00%     1.20% to 2.70%     24.11% to 26.30%
    2011                            21,675,426     0.98 to 1.85      37,530,970     0.00%     1.20% to 2.70%    (8.50)% to (6.89)%

IVY VIP SMALL CAP GROWTH
    2015                            14,655,153     1.11 to 1.94      28,383,251     0.00%     0.15% to 2.35%     (0.48)% to 0.62%
    2014                            16,538,924     1.11 to 1.92      31,835,084     0.00%     0.15% to 2.35%     (0.77)% to 0.33%
    2013                            33,183,894     1.12 to 4.42      77,759,128     0.00%     0.15% to 2.70%     39.20% to 43.14%
    2012                            33,350,240     0.91 to 3.09      55,911,570     0.00%     0.15% to 2.70%      2.10% to 5.01%
    2011                            32,636,535     1.20 to 2.94      54,068,639     0.00%     0.15% to 2.50%   (13.20)% to (10.74)%

IVY VIP SMALL CAP VALUE
    2015                            22,295,254     1.10 to 3.56      53,459,734     0.09%     0.15% to 2.50%    (8.33)% to (5.73)%
    2014                            25,893,192     1.19 to 3.78      66,189,449     0.09%     0.15% to 2.75%      3.93% to 6.89%
    2013                            28,772,551     1.13 to 3.53      69,610,037     0.85%     0.15% to 2.70%     29.65% to 33.33%
    2012                            31,577,378     1.08 to 2.65      57,793,996     0.44%     0.15% to 2.70%     15.18% to 18.46%
    2011                            35,246,034     0.94 to 2.24      55,427,264     0.48%     0.15% to 2.70%   (15.32)% to (12.92)%

IVY VIP VALUE
    2015                            42,247,025     1.14 to 4.71      94,101,042     0.77%     0.15% to 2.45%    (6.71)% to (4.06)%
    2014                            44,676,370     1.21 to 4.90     104,574,213     1.09%     0.15% to 2.50%     7.72% to 10.78%
    2013                            47,324,536     1.12 to 4.43     100,335,907     0.75%     0.15% to 2.45%     31.40% to 35.13%
    2012                            44,446,618     1.25 to 3.28      70,629,414     1.31%     0.15% to 2.45%     15.42% to 18.70%
    2011                            49,224,011     1.06 to 2.76      66,603,573     0.74%     0.15% to 2.35%   (10.01)% to (7.46)%

JANUS ASPEN BALANCED SS
    2015                             9,583,902     1.86 to 2.32      22,204,991     1.38%     1.20% to 2.50%    (2.51)% to (0.79)%
    2014                             9,091,698     1.90 to 2.34      21,223,172     1.54%     1.20% to 2.50%      5.09% to 6.95%
    2013                             8,307,837     1.80 to 2.19      18,122,843     1.36%     1.20% to 2.50%     16.32% to 18.37%
    2012                             8,271,257     1.54 to 1.85      15,241,017     2.58%     1.20% to 2.50%     10.07% to 12.02%
    2011                             8,261,325     1.39 to 1.65      13,581,346     2.20%     1.20% to 2.50%     (1.58)% to 0.15%

JANUS ASPEN FLEXIBLE BOND SS
    2015 (a)                         7,734,750     0.97 to 0.98       7,574,771     2.00%     1.20% to 2.45%    (3.21)% to (2.07)%

JANUS ASPEN FORTY SS
    2015                            17,310,280     1.62 to 3.09      41,255,223     0.00%     0.15% to 2.50%     8.68% to 11.77%
    2014                            16,700,439     1.47 to 2.80      36,077,983     0.03%     0.15% to 2.50%      5.31% to 8.30%
    2013                            18,886,986     1.37 to 2.61      37,829,729     0.58%     0.15% to 2.50%     27.08% to 30.69%
    2012                            19,100,462     1.06 to 2.02      28,002,189     0.57%     0.15% to 2.50%     20.25% to 23.67%
    2011                            21,614,979     0.87 to 1.65      25,774,793     0.25%     0.15% to 2.50%    (9.64)% to (7.08)%

JANUS ASPEN OVERSEAS SS
    2015                            22,096,401     0.68 to 2.50      45,930,770     0.50%     0.15% to 2.70%   (11.46)% to (8.94)%
    2014                            23,854,503     0.76 to 2.78      54,691,693     2.97%     0.15% to 2.70%   (14.66)% to (12.23)%
    2013                            26,305,311     0.89 to 3.21      68,802,825     3.09%     0.15% to 2.70%     10.96% to 14.11%
    2012                            29,896,862     0.79 to 2.85      68,138,723     0.62%     0.15% to 2.95%     9.88% to 13.01%
    2011                            31,549,934     0.72 to 2.53      62,638,589     0.38%     0.15% to 2.95%   (34.30)% to (32.44)%

JANUS ASPEN PERK MID CP VAL SS
    2015                            16,837,754     1.19 to 1.34      22,615,507     1.04%     1.20% to 2.70%    (6.49)% to (4.84)%
    2014                            17,099,250     1.27 to 1.41      24,134,583     1.27%     1.20% to 2.70%      5.29% to 7.15%
    2013                            17,688,212     1.20 to 1.32      23,300,705     1.18%     1.20% to 2.70%     22.16% to 24.31%
    2012                            12,003,773     0.97 to 1.06      12,720,933     0.92%     1.20% to 2.95%      7.55% to 9.46%
    2011                             8,530,875     0.90 to 0.97       8,258,913     0.62%     1.20% to 2.95%    (5.80)% to (4.14)%

MFS VIT II INTL VALUE SC
    2015 (a)                         4,482,304     0.96 to 0.97       4,333,292     1.76%     1.20% to 2.45%    (4.45)% to (3.32)%

MFS VIT MID CAP GROWTH SER SC
    2015                               629,567     1.54 to 2.21       1,345,365     0.00%     1.20% to 2.45%      1.40% to 3.19%
    2014                               513,940     1.51 to 2.14       1,048,754     0.00%     1.20% to 2.45%      5.40% to 7.26%
    2013                               549,856     1.42 to 1.99       1,041,853     0.00%     1.20% to 2.45%     33.23% to 35.58%
    2012                               611,502     1.06 to 1.47         851,441     0.00%     1.20% to 2.45%     13.03% to 15.03%
    2011                               575,827     0.93 to 1.28         687,831     0.00%     1.20% to 2.20%    (8.89)% to (7.28)%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2015

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT     EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME     RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*     TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  --------------  ----------------------
MORGSTANLEY UIF EMG MK EQ CL 2
    2015                            35,523,730     0.56 to 0.64      22,587,299     0.75%     1.20% to 2.70%   (13.31)% to (11.77)%
    2014                            31,777,048     0.65 to 0.72      22,901,375     0.32%     1.20% to 2.70%    (7.33)% to (5.69)%
    2013                            24,207,956     0.70 to 0.76      18,500,069     1.10%     1.20% to 2.70%    (3.97)% to (2.28)%
    2012                            12,451,514     0.72 to 0.78       9,738,154     0.00%     1.20% to 2.70%     16.34% to 18.40%
    2011                             9,348,723     0.62 to 0.66       6,174,717     0.37%     1.20% to 2.70%   (20.61)% to (19.21)%

NEUBERGERBERMAN SOC RESP S CL
    2015                             1,585,733     1.25 to 1.38       2,188,683     0.38%     1.20% to 2.45%    (3.48)% to (1.78)%
    2014                             1,196,290     1.28 to 1.41       1,681,074     0.11%     1.20% to 2.45%      6.91% to 8.80%
    2013                             1,088,726     1.19 to 1.29       1,406,230     0.71%     1.20% to 2.45%     33.43% to 35.78%
    2012                               591,475     0.89 to 0.95         562,689     0.10%     1.20% to 2.45%      7.51% to 9.41%
    2011                               577,007     0.83 to 0.87         501,637     0.27%     1.20% to 2.35%    (5.96)% to (4.31)%

OPPENHEIMER INTL GROW VA SS
    2015                            12,397,949     1.92 to 2.97      36,036,841     0.91%     1.20% to 2.45%      0.11% to 1.88%
    2014                            12,089,421     1.91 to 2.92      34,504,984     0.92%     1.20% to 2.45%    (9.85)% to (8.26)%
    2013                             8,926,807     2.11 to 3.20      27,679,142     0.92%     1.20% to 2.45%     22.06% to 24.21%
    2012                             2,384,502     1.72 to 2.58       5,773,145     1.08%     1.20% to 2.45%     18.14% to 20.23%
    2011                             2,156,904     1.45 to 2.10       4,344,425     0.75%     1.20% to 2.45%   (10.29)% to (8.71)%

OPPENHEIMER MS SM CAP VA SS
    2015                             1,933,062     1.31 to 1.46       2,816,556     0.58%     1.20% to 2.50%    (8.83)% to (7.21)%
    2014                             1,344,478     1.43 to 1.57       2,111,345     0.64%     1.20% to 2.50%     8.41% to 10.32%
    2013                             1,300,521     1.31 to 1.42       1,851,218     0.73%     1.20% to 2.50%     36.54% to 38.95%
    2012                               944,449     0.96 to 1.02         967,529     0.31%     1.20% to 2.50%     14.23% to 16.25%
    2011                               639,874     0.83 to 0.88         563,809     0.39%     1.20% to 2.50%    (5.22)% to (3.55)%

PIMCO VIT GLB DIV ALL ADV CL
    2015                            75,440,235     0.99 to 1.02      76,801,335     3.14%     1.20% to 2.10%    (8.30)% to (6.68)%
    2014                            36,960,899     1.07 to 1.09      40,321,539     6.06%     1.20% to 2.10%      2.58% to 4.39%
    2013 (f)                        10,798,585     1.04 to 1.05      11,284,615     7.12%     1.20% to 2.10%      3.29% to 4.50%

PIMCO VIT LOW DUR PORT ADV CL
    2015                            61,548,950     0.96 to 1.03      63,470,761     3.32%     1.20% to 2.45%    (2.70)% to (0.98)%
    2014                            62,187,031     0.98 to 1.04      64,764,833     1.04%     1.20% to 2.45%    (2.18)% to (0.45)%
    2013                            55,865,440     1.00 to 1.05      58,445,137     1.31%     1.20% to 2.50%    (3.13)% to (1.42)%
    2012                            35,586,911     1.03 to 1.06      37,768,230     1.79%     1.20% to 2.50%      2.66% to 4.48%
    2011                            21,831,704     0.99 to 1.02      22,175,603     1.57%     1.20% to 2.45%    (1.92)% to (0.20)%

PIMCO VIT TOTAL RETURN ADV CL
    2015                           147,656,574     1.04 to 1.13     166,770,221     4.84%     1.20% to 2.70%    (2.57)% to (0.85)%
    2014                           150,517,076     1.06 to 1.14     171,456,699     2.14%     1.20% to 2.70%      1.15% to 2.94%
    2013                           132,608,027     1.05 to 1.11     146,752,783     2.17%     1.20% to 2.70%    (4.90)% to (3.22)%
    2012                            67,799,971     1.10 to 1.14      77,528,778     2.47%     1.20% to 2.70%      6.30% to 8.18%
    2011                            37,179,019     1.03 to 1.06      39,293,611     2.56%     1.20% to 2.70%      0.50% to 2.27%

PUTNAM VT EQUITY INCOME CL IB
    2015                             2,401,574     1.60 to 2.04       4,834,224     1.67%     1.20% to 2.20%    (5.86)% to (4.20)%
    2014                             2,342,261     1.68 to 2.13       4,919,650     1.99%     1.20% to 2.20%     9.39% to 11.32%
    2013                             2,748,869     1.53 to 1.91       5,207,946     1.71%     1.20% to 2.20%     28.57% to 30.84%
    2012                             2,053,229     1.17 to 1.46       2,957,298     2.16%     1.20% to 2.30%     15.83% to 17.88%
    2011                             1,873,293     1.00 to 1.24       2,258,298     1.77%     1.20% to 2.30%     (1.04)% to 0.71%

PUTNAM VT GROWTH AND INC CL IB
    2015                             4,343,840     1.47 to 1.90       8,196,579     2.37%     1.20% to 2.45%   (10.22)% to (8.63)%
    2014                             4,018,082     1.63 to 2.08       8,290,582     0.88%     1.20% to 2.45%      7.51% to 9.41%
    2013                             1,980,017     1.51 to 1.90       3,700,048     1.15%     1.20% to 2.45%     31.74% to 34.06%
    2012                               907,577     1.14 to 1.41       1,239,146     1.62%     1.20% to 2.45%     15.67% to 17.71%
    2011                               909,266     0.98 to 1.20       1,043,398     1.30%     1.20% to 2.45%    (7.41)% to (5.78)%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2015

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT     EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME     RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*     TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  --------------  ----------------------
PUTNAM VT INTER EQ CL IB
    2015                             2,056,174     0.77 to 1.81       3,508,668     1.21%     1.20% to 2.70%     (2.77)% to (1.05)%
    2014                             2,266,583     0.79 to 1.83       3,917,834     0.96%     1.20% to 2.70%     (9.49)% to (7.89)%
    2013                             2,612,806     0.87 to 1.98       4,930,194     1.49%     1.20% to 2.70%      24.35% to 26.54%
    2012                             3,157,120     0.70 to 1.57       4,726,792     2.23%     1.20% to 2.70%      18.36% to 20.46%
    2011                             3,595,873     0.59 to 1.30       4,483,286     3.46%     1.20% to 2.70%    (19.35)% to (17.92)%

PUTNAM VT MULTI-CAP GRO CL IB
    2015                             1,608,779     1.85 to 2.49       3,963,044     0.48%     1.20% to 2.10%     (3.19)% to (1.48)%
    2014                             1,449,087     1.90 to 2.53       3,625,258     0.13%     1.20% to 2.10%      10.19% to 12.14%
    2013                               353,379     1.66 to 2.26         768,937     0.48%     1.20% to 2.35%      32.48% to 34.81%
    2012                               324,530     1.25 to 1.67         522,349     0.23%     1.20% to 2.35%      13.36% to 15.36%
    2011                               368,643     1.09 to 1.45         510,718     0.25%     1.20% to 2.35%     (7.84)% to (6.21)%

PUTNAM VT VOYAGER CL IB
    2015                             3,328,112     1.64 to 2.17       7,143,855     1.49%     1.20% to 2.45%     (8.84)% to (7.23)%
    2014                             3,971,247     1.79 to 2.34       9,206,811     0.43%     1.20% to 2.45%       6.53% to 8.41%
    2013                             2,142,270     1.67 to 2.16       4,535,399     0.87%     1.20% to 2.45%      39.55% to 42.01%
    2012                             2,591,926     1.23 to 1.52       3,868,149     0.33%     1.20% to 2.00%      10.90% to 12.86%
    2011                             2,756,533     1.09 to 1.35       3,637,630     0.00%     1.20% to 2.05%    (20.23)% to (18.83)%

SFT ADVANTUS BOND CL 2
    2015                           124,618,248     1.07 to 5.12     193,255,265     0.00%     0.15% to 2.70%      (2.76)% to 0.01%
    2014                           122,294,915     1.10 to 5.12     193,902,325     0.00%     0.15% to 2.70%       3.20% to 6.13%
    2013                           123,439,047     1.05 to 4.83     188,394,921     0.00%     0.15% to 2.95%     (3.54)% to (0.80)%
    2012                           116,666,035     1.08 to 4.86     185,820,211     0.00%     0.15% to 2.95%       4.29% to 7.25%
    2011                           123,104,222     1.04 to 4.54     185,651,283     0.00%     0.15% to 2.95%       6.53% to 7.86%

SFT ADVANTUS INDEX 400 MC CL 2
    2015                            20,505,012     1.40 to 4.62      67,076,129     0.00%     0.15% to 2.95%     (5.46)% to (2.78)%
    2014                            22,733,438     1.48 to 4.75      76,637,719     0.00%     0.15% to 2.95%       6.06% to 9.07%
    2013                            25,721,614     1.40 to 4.36      79,959,398     0.00%     0.15% to 2.95%      28.92% to 32.58%
    2012                            29,094,337     1.08 to 3.29      68,544,002     0.00%     0.15% to 2.95%      13.83% to 17.07%
    2011                            30,994,418     0.95 to 2.81      62,696,742     0.00%     0.15% to 2.95%     (5.10)% to (2.41)%

SFT ADVANTUS INDEX 500 CL 2
    2015                            47,932,896     1.30 to 9.81     175,837,831     0.00%     0.15% to 2.70%      (2.00)% to 0.78%
    2014                            48,755,932     1.32 to 9.73     181,518,328     0.00%     0.15% to 2.70%      9.84% to 12.96%
    2013                            50,255,635     1.20 to 8.62     169,024,269     0.00%     0.15% to 2.70%      27.88% to 31.51%
    2012                            47,360,200     1.06 to 6.55     128,781,432     0.00%     0.15% to 2.65%      12.06% to 15.25%
    2011                            51,633,033     0.93 to 5.68     121,561,386     0.00%     0.15% to 2.65%      (1.35)% to 1.44%
                                    64,777,011     0.75 to 4.90     131,119,756     0.00%     0.15% to 2.65%      22.21% to 25.68%

SFT ADVANTUS INTL BOND CL 2
    2015                            50,751,879     1.29 to 2.67      85,334,680     0.00%     0.15% to 2.70%     (6.95)% to (4.31)%
    2014                            51,586,760     1.38 to 2.79      91,906,893     0.00%     0.15% to 2.70%      (1.25)% to 1.55%
    2013                            53,370,551     1.39 to 2.74      94,801,068     0.00%     0.15% to 2.95%     (2.98)% to (0.23)%
    2012                            49,041,835     1.42 to 2.75      89,932,944     0.00%     0.15% to 2.95%      12.81% to 16.02%
    2011                            48,013,724     1.26 to 2.37      77,525,751     0.00%     0.15% to 2.95%     (3.15)% to (0.41)%

SFT ADVANTUS MANAGED VOL
    2015                           187,165,507     1.05 to 1.09     203,486,820     0.00%     1.20% to 2.45%     (6.06)% to (4.40)%
    2014                           115,228,324     1.11 to 1.14     131,044,394     0.00%     1.20% to 2.45%       4.98% to 6.83%
    2013 (f)                        49,719,645         1.06          52,930,577     0.00%     1.20% to 1.95%       5.22% to 6.46%

SFT ADVANTUS MGD VOL EQUITY
    2015 (b)                         5,365,851         1.00           5,362,137     0.00%     1.20% to 1.85%       0.29% to 0.50%

SFT ADVANTUS MONEY MARKET
    2015                            33,415,889     0.85 to 2.35      36,958,618     0.00%     0.15% to 2.50%     (2.91)% to (0.15)%
    2014                            33,036,365     0.85 to 2.36      38,132,876     0.00%     0.15% to 2.70%     (2.91)% to (0.15)%
    2013                            33,237,413     0.87 to 2.36      39,432,534     0.00%     0.15% to 2.70%     (2.91)% to (0.15)%
    2012                            36,256,062     0.89 to 2.36      44,390,256     0.00%     0.15% to 2.95%     (2.92)% to (0.15)%
    2011                            42,378,889     0.91 to 2.37      53,238,712     0.00%     0.15% to 2.95%     (2.90)% to (0.15)%

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2015

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT     EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME     RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*     TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  ----------- ----------------  ---------------------
SFT ADVANTUS MORTGAGE CL 2
    2015                            39,715,568     0.94 to 4.89      59,041,770     0.00%      0.15% to 2.70%    (0.05)% to 2.79%
    2014                            40,849,187     0.94 to 4.76      61,251,416     0.00%      0.15% to 2.70%     2.69% to 5.60%
    2013                            40,157,011     0.91 to 4.51      59,060,052     0.00%      0.15% to 2.70%   (4.83)% to (2.12)%
    2012                            34,733,069     0.96 to 4.60      56,007,270     0.00%      0.15% to 2.95%     0.47% to 3.33%
    2011                            38,393,703     0.94 to 4.46      61,244,089     0.00%      0.15% to 2.95%     3.64% to 6.57%

SFT ADVANTUS REAL ESTATE CL 2
    2015                            21,016,292     1.34 to 4.91      78,465,052     0.00%      0.15% to 2.70%     1.94% to 4.83%
    2014                            22,888,172     1.31 to 4.68      82,446,929     0.00%      0.15% to 2.70%    26.59% to 30.18%
    2013                            23,420,633     1.01 to 3.60      65,476,353     0.00%      0.15% to 2.95%    (1.79)% to 1.00%
    2012                            20,836,995     0.03 to 3.58      58,910,326     0.00%      0.15% to 2.95%    14.47% to 17.72%
    2011                            21,720,712     0.90 to 3.08      52,758,375     0.00%      0.15% to 2.95%     2.36% to 5.26%

SFT IVY GROWTH
    2015                            72,750,220     1.33 to 7.75     209,421,578     0.00%      0.15% to 2.95%     3.64% to 6.58%
    2014                            82,944,079     1.27 to 7.35     224,075,624     0.00%      0.15% to 2.95%    10.75% to 12.85%

SFT IVY SMALL CAP GROWTH
    2015 (c)                        17,985,407     1.18 to 4.32      44,780,293     0.00%      0.07% to 2.62%    (6.39)% to 3.73%
    2014 (d)                        19,748,439     1.25 to 4.48      51,323,384     0.00%      0.08% to 2.63%     6.66% to 8.69%

SFT PYRAMIS CORE EQUITY CL 2
    2015 (c)                        22,768,665     1.32 to 2.92      60,807,646     0.00%    (0.07)% to 2.48%   (1.99)% to 0.80%
    2014 (d)                        25,068,962     1.34 to 2.92      66,977,999     0.00%      0.03% to 2.58%    9.46% to 11.53%

SFT T. ROWE PRICE VALUE
    2015 (c)                        50,885,068     1.25 to 2.52     127,868,449     0.00%      1.16% to 2.91%   (4.84)% to (3.16)%
    2014 (d)                        56,265,717     1.31 to 2.60     146,020,559     0.00%      1.17% to 2.92%     6.09% to 7.35%

TOPS MGD RISK BAL ETF CL 2
    2015                            20,050,518     1.00 to 1.05      20,969,313     1.25%      1.20% to 2.45%   (7.27)% to (5.64)%
    2014                            20,422,030     1.07 to 1.11      22,633,674     0.97%      1.20% to 2.45%     0.06% to 1.83%
    2011                            19,382,940     1.07 to 1.09      21,096,098     0.98%      1.20% to 2.45%     4.79% to 6.64%
    2012 (g)                         7,120,925     1.01 to 1.02       7,267,326     0.12%      1.20% to 2.25%     0.87% to 2.06%

TOPS MGD RISK FLEX ETF
    2015                            68,860,931     0.96 to 0.98      67,186,225     0.49%      1.20% to 2.15%   (7.96)% to (6.33)%
    2014                            34,958,247     1.03 to 1.04      36,414,844     0.10%      1.20% to 2.15%    (0.44)% to 1.32%
    2013 (e)                         2,452,068        1.03            2,520,954     0.00%      1.20% to 1.85%     2.38% to 2.81%

TOPS MGD RISK GROWTH ETF CL 2
    2015                            85,478,285     1.01 to 1.05      89,469,644     1.43%      1.20% to 2.25%  (11.79)% to (10.23)%
    2014                            84,977,795     1.13 to 1.17      99,082,427     0.88%      1.20% to 2.25%    (1.63)% to 0.10%
    2013                            71,329,381     1.14 to 1.16      83,081,940     1.30%      1.20% to 2.25%    12.59% to 14.57%
    2012 (g)                        10,397,862     1.01 to 1.02      10,570,257     0.10%      1.20% to 2.25%     0.48% to 1.66%

TOPS MGD RISK MOD GRO ETF CL 2
    2015                            26,689,496     1.02 to 1.06      28,410,320     1.33%      1.20% to 2.25%   (9.08)% to (7.48)%
    2014                            29,123,275     1.12 to 1.15      33,506,104     1.04%      1.20% to 2.25%    (0.18)% to 1.58%
    2013                            25,004,219     1.11 to 1.13      28,318,918     0.99%      1.20% to 2.25%    9.13% to 11.05%
    2012 (g)                         5,844,665     1.01 to 1.02       5,960,555     0.13%      1.20% to 2.25%     0.80% to 1.98%


----------
* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income.

** This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a contract owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2015

(a) For the period from May 1, 2015 through December 31, 2015.
(b) For the period from November 18, 2015 through December 31, 2015.
(c) For the year ended December 31, 2015, SFT Ivy Small Cap Growth, SFT Pyramis Core Equity Cl 2, and SFT T. Rowe Price Value waived expenses resulting in a reduction of the expense ratio of 0.08%, 0.22%, and 0.04%, respectively.
(d) For the period from May 1, 2014 to December 31, 2014. SFT Ivy Small Cap Growth, SFT Pyramis Core Equity Cl 2, and SFT T. Rowe Price Value waived expenses resulting in a reduction of the expense ratio of 0.07%, 0.12%, and 0.03%, respectively.
(e) For the period from October 4, 2013 to December 31, 2013.
(f) For the period from May 1, 2013 to December 31, 2013.
(g) For the period from May 1, 2012 to December 31, 2012.
(h) For the period from April 29, 2011 to December 31, 2011.

(8) SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 31, 2016, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS
                          AND SUPPLEMENTARY SCHEDULES

                        DECEMBER 31, 2015, 2014 AND 2013

[KPMG LOGO]
                         KPMG LLP
                         4200 Wells Fargo Center
                         90 South Seventh Street
                         Minneapolis, MN 55402

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated financial statements of Minnesota Life Insurance Company and subsidiaries (collectively, the Company), which comprise the consolidated balance sheets as of December 31, 2015 and 2014, and the related consolidated statements of operations and comprehensive income
(loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2015 and the related notes to the consolidated financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2015 in accordance with U.S. generally accepted accounting principles.

             KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative ("KPMG
             International"), a Swiss entity.

EMPHASIS OF MATTER

As discussed in note 4 to the consolidated financial statements, the Company adopted new accounting guidance for Accounting Standards Update 2013-08, FINANCIAL SERVICES - INVESTMENT COMPANIES (TOPIC 946): AMENDMENTS TO THE SCOPE, MEASUREMENT, AND DISCLOSURE REQUIREMENTS, as of January 1, 2014. Our opinion is not modified with respect to this matter.

OTHER MATTERS

Our audit was conducted for the purpose of forming an opinion on the consolidated financial statements as a whole. The information contained in
Schedule I, Schedule III, and Schedule IV are presented for purposes of additional analysis and are not a required part of the consolidated financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the consolidated financial statements. The information has been subjected to the auditing procedures applied in the audit of the consolidated financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the consolidated financial statements or to the consolidated financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the consolidated financial statements as a whole.

                                  /s/ KPMG LLP

Minneapolis, Minnesota
March 4, 2016

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2015 AND 2014
                                 (IN THOUSANDS)

                                                                                          2015                        2014
                                                                                 -----------------------     -----------------------
ASSETS

    Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $12,247,625
         and $11,239,878)                                                        $            12,504,725     $            11,926,652
    Equity securities, at fair value (cost $461,651 and $364,775)                                505,094                     434,952
    Mortgage loans, net                                                                        2,122,837                   1,935,983
    Finance receivables, net                                                                     289,059                     279,343
    Policy loans                                                                                 410,997                     380,603
    Alternative investments                                                                      596,619                     536,921
    Fixed maturity securities on loan, at fair value (amortized cost $0
       and $45,445)                                                                                   --                      45,054
    Equity securities on loan, at fair value (cost $0 and $2,190)                                     --                       2,575
    Derivative instruments                                                                       218,539                     258,001
    Other invested assets                                                                         28,329                      61,838
                                                                                 -----------------------     -----------------------
      Total investments                                                                       16,676,199                  15,861,922

    Cash and cash equivalents                                                                    267,602                     376,520
    Securities held as collateral                                                                     --                      29,398
    Deferred policy acquisition costs                                                          1,298,306                     940,090
    Accrued investment income                                                                    139,710                     128,366
    Premiums and fees receivable                                                                 305,272                     276,439
    Property and equipment, net                                                                  107,935                      98,631
    Income tax recoverable:
       Current                                                                                    10,241                       5,779
    Reinsurance recoverables                                                                   1,127,720                   1,136,393
    Goodwill and intangible assets, net                                                          145,359                     151,833
    Other assets                                                                                 114,815                     132,016
    Separate account assets                                                                   19,730,417                  19,489,206
                                                                                 -----------------------     -----------------------
         Total assets                                                            $            39,923,576     $            38,626,593
                                                                                 =======================     =======================
LIABILITIES AND EQUITY

Liabilities:

    Policy and contract account balances                                         $             9,636,704     $             8,859,315
    Future policy and contract benefits                                                        3,024,838                   2,974,498
    Pending policy and contract claims                                                           555,315                     530,640
    Other policyholder funds                                                                   1,340,823                   1,222,729
    Policyholder dividends payable                                                                25,244                      27,560
    Unearned premiums and fees                                                                   400,750                     250,629
    Pension and other postretirement benefits                                                     11,132                      17,322
    Income tax liability:
       Deferred                                                                                  206,490                     275,786
    Accrued commissions and expenses                                                             195,788                     213,950
    Other liabilities                                                                            498,142                     441,346
    Short-term debt                                                                               50,000                      50,000
    Long-term debt                                                                               368,000                     393,000
    Securities lending collateral                                                                     --                      30,467
    Separate account liabilities                                                              19,730,417                  19,489,206
                                                                                 -----------------------     -----------------------
      Total liabilities                                                                       36,043,643                  34,776,448
                                                                                 -----------------------     -----------------------
Equity:
    Common stock, $1 par value, 5,000,000 shares authorized,
       issued and outstanding                                                                      5,000                       5,000
    Additional paid in capital                                                                   196,254                     196,254
    Accumulated other comprehensive income                                                       116,995                     335,810
    Retained earnings                                                                          3,530,997                   3,281,476
                                                                                 -----------------------     -----------------------
      Total Minnesota Life Insurance Company and subsidiaries equity                           3,849,246                   3,818,540
    Noncontrolling interests                                                                      30,687                      31,605
                                                                                 -----------------------     -----------------------
         Total equity                                                                          3,879,933                   3,850,145
                                                                                 -----------------------     -----------------------
            Total liabilities and equity                                         $            39,923,576     $            38,626,593
                                                                                 =======================     =======================

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
     CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
                  YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                 (IN THOUSANDS)

                                                                                      2015              2014             2013
                                                                               -----------------   ---------------   --------------
Revenues:

   Premiums                                                                    $       2,220,467   $     2,039,309   $    1,792,206
   Policy and contract fees                                                              688,434           652,779          603,380
   Net investment income                                                                 689,137           664,299          639,833
   Net realized investment gains (losses)
     Other-than-temporary-impairments on fixed maturity securities                       (16,569)           (2,852)            (495)
     Other net realized investment gains (losses)                                         26,212           136,607          (36,159)
                                                                               -----------------   ---------------   --------------
       Total net realized investment gains (losses)                                        9,643           133,755          (36,654)
   Finance charge income                                                                  92,393            85,855           77,112
   Commission income                                                                     168,528           152,983          126,486
   Other income                                                                           73,232            47,204           37,938
                                                                               -----------------   ---------------   --------------
         Total revenues                                                                3,941,834         3,776,184        3,240,301
                                                                               -----------------   ---------------   --------------
Benefits and expenses:

   Policyholder benefits                                                               2,109,142         1,895,745        1,730,448
   Interest credited to policies and contracts                                           401,659           380,474          382,393
   General operating expenses                                                            713,302           656,590          599,487
   Commissions                                                                           432,467           378,368          323,229
   Administrative and sponsorship fees                                                    75,082            72,758           64,188
   Dividends to policyholders                                                              4,678             6,088            6,609
   Interest expense                                                                       10,639            10,321           10,143
   Amortization of deferred policy acquisition costs                                     212,045           216,753          187,834
   Capitalization of policy acquisition costs                                           (361,349)         (314,814)        (294,111)
                                                                               -----------------   ---------------   --------------
         Total benefits and expenses                                                   3,597,665         3,302,283        3,010,220
                                                                               -----------------   ---------------   --------------
           Income from operations before taxes                                           344,169           473,901          230,081

   Income tax expense (benefit):
       Current                                                                            46,027           124,345          103,477
       Deferred                                                                           48,153            18,181          (45,163)
                                                                               -----------------   ---------------   --------------
           Total income tax expense                                                       94,180           142,526           58,314
                                                                               -----------------   ---------------   --------------
             Net income                                                                  249,989           331,375          171,767
                Less: Net income attributable to noncontrolling interests                    468                --               --
                                                                               -----------------   ---------------   --------------
                  Net income attributable to Minnesota Life Insurance Company
                     and subsidiaries                                          $         249,521   $       331,375   $      171,767
                                                                               =================   ===============   ==============
Other comprehensive income (loss), before tax:
   Unrealized holding gains (losses) on securities arising during the period   $        (463,641)  $       308,292   $     (606,583)
   Unrealized gains (losses) on securities - other than temporary impairments             (2,129)           (2,955)          (8,352)
   Adjustment to deferred policy acquisition costs                                       208,912          (198,649)         246,061
   Adjustment to reserves                                                                 22,718           (19,585)         110,274
   Adjustment to unearned policy and contract fees                                      (106,247)          114,854          (99,756)
   Adjustment to pension and other retirement plans                                        3,952           (12,043)          10,149
                                                                               -----------------   ---------------   --------------
     Other comprehensive income (loss), before tax                                      (336,435)          189,914         (348,207)
     Income tax benefit (expense) related to items of other comprehensive
        income                                                                           117,620           (66,472)         124,078
                                                                               -----------------   ---------------   --------------
       Other comprehensive income (loss), net of tax                                    (218,815)          123,442         (224,129)
                                                                               -----------------   ---------------   --------------
         Comprehensive income (loss)                                                      31,174           454,817          (52,362)
           Less: Comprehensive income (loss) attributable to noncontrolling
                 interests                                                                   468                --               --
                                                                               -----------------   ---------------   --------------
             Comprehensive income (loss) attributable to Minnesota Life
                Insurance Company and subsidiaries                             $          30,706   $       454,817   $      (52,362)
                                                                               =================   ===============   ==============

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
                  YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                 (IN THOUSANDS)

                                                                                       MINNESOTA LIFE
                                                            ACCUMULATED                   INSURANCE
                                               ADDITIONAL      OTHER                     COMPANY AND
                                     COMMON      PAID IN   COMPREHENSIVE    RETAINED    SUBSIDIARIES   NONCONTROLLING     TOTAL
                                     STOCK       CAPITAL      INCOME        EARNINGS       EQUITY        INTERESTS        EQUITY
                                   ----------  ----------  -------------  -----------  --------------  --------------  -----------
2013:
  Balance, beginning of year       $    5,000  $  196,254  $     493,645  $ 2,728,886  $    3,423,785  $           --  $ 3,423,785

   Comprehensive loss:
     Net income                            --          --             --      171,767         171,767              --      171,767
     Other comprehensive loss              --          --       (224,129)          --        (224,129)             --     (224,129)
                                                                                       --------------  --------------  -----------
      Total comprehensive loss                                                                (52,362)             --      (52,362)
                                   ----------  ----------  -------------  -----------  --------------  --------------  -----------
  Balance, end of year             $    5,000  $  196,254  $     269,516  $ 2,900,653  $    3,371,423  $           --  $ 3,371,423
                                   ==========  ==========  =============  ===========  ==============  ==============  ===========
2014:
  Balance, beginning of year       $    5,000  $  196,254  $     269,516  $ 2,900,653  $    3,371,423  $           --  $ 3,371,423

   Comprehensive income:
     Net income                            --          --             --      331,375         331,375              --      331,375
     Other comprehensive income            --          --        123,442           --         123,442              --      123,442
                                                                                       --------------  --------------  -----------
      Total comprehensive income                                                              454,817              --      454,817

   Change in accounting principle          --          --        (57,148)      57,148              --              --           --

   Dividends to stockholder                --          --             --       (7,700)         (7,700)             --       (7,700)

   Change in equity of
     noncontrolling interests              --          --             --           --              --          31,605       31,605
                                   ----------  ----------  -------------  -----------  --------------  --------------  -----------
  Balance, end of year             $    5,000  $  196,254  $     335,810  $ 3,281,476  $    3,818,540  $       31,605  $ 3,850,145
                                   ==========  ==========  =============  ===========  ==============  ==============  ===========
2015:
  Balance, beginning of year       $    5,000  $  196,254  $     335,810  $ 3,281,476  $    3,818,540  $       31,605  $ 3,850,145

   Comprehensive income:
     Net income                            --          --             --      249,521         249,521             468      249,989
     Other comprehensive loss              --          --       (218,815)          --        (218,815)             --     (218,815)
                                                                                       --------------  --------------  -----------
      Total comprehensive income                                                               30,706             468       31,174

   Change in equity of
     noncontrolling interests              --          --             --           --              --          (1,386)      (1,386)
                                   ----------  ----------  -------------  -----------  --------------  --------------  -----------
  Balance, end of year             $    5,000  $  196,254  $     116,995  $ 3,530,997  $    3,849,246  $       30,687  $ 3,879,933
                                   ==========  ==========  =============  ===========  ==============  ==============  ===========

See accompanying notes to consolidated financial statements

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                 (IN THOUSANDS)

                                                                         2015                   2014                  2013
                                                                ----------------------   --------------------   -------------------
CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                      $              249,989   $            331,375   $           171,767
Adjustments to reconcile net income to net cash
   provided by operating activities:
     Interest credited to annuity and insurance contracts                      258,830                266,191               281,102
     Fees deducted from policy and contract balances                          (476,389)              (451,583)             (413,537)
     Change in future policy benefits                                           59,742                 56,105                11,152
     Change in other policyholder liabilities, net                             123,827                151,934               269,047
     Amortization of deferred policy acquisition costs                         212,045                216,753               187,834
     Capitalization of policy acquisition costs                               (361,349)              (314,814)             (294,111)
     Change in premiums and fees receivable                                    (28,833)               (34,508)              (36,707)
     Deferred tax provision                                                     48,153                 18,181               (45,163)
     Change in income tax recoverables / liabilities - current                  (4,462)                (8,065)               (5,171)
     Net realized investment losses (gains)                                     (9,643)              (133,755)               36,654
     Change in reinsurance recoverables                                          8,673                (74,983)              (35,137)
     Other, net                                                                 61,024                 31,161                88,807
                                                                ----------------------   --------------------   -------------------
            Net cash provided by operating activities                          141,607                 53,992               216,537
                                                                ----------------------   --------------------   -------------------
CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from sales of:
   Fixed maturity securities                                                 2,003,169              2,255,590             2,150,401
   Equity securities                                                           287,535                256,730               131,008
   Alternative investments                                                      87,763                102,290               101,227
   Derivative instruments                                                      238,574                267,911               210,822
   Other invested assets                                                        25,679                  1,416                 1,758
Proceeds from maturities and repayments of:
   Fixed maturity securities                                                 1,075,583              1,153,092             1,129,686
   Mortgage loans                                                              306,273                183,476               183,406
Purchases and originations of:
   Fixed maturity securities                                                (4,047,304)            (3,820,423)           (3,913,558)
   Equity securities                                                          (361,671)              (238,877)             (171,521)
   Mortgage loans                                                             (494,248)              (363,852)             (405,975)
   Alternative investments                                                    (111,107)               (98,578)              (69,464)
   Derivative instruments                                                     (289,510)              (218,739)             (179,294)
   Other invested assets                                                       (22,131)                (4,966)               (2,456)
Finance receivable originations or purchases                                  (220,575)              (210,452)             (195,711)
Finance receivable principal payments                                          194,355                178,857               159,839
Securities in transit                                                           43,717                (22,235)                2,562
Other, net                                                                     (46,814)              (209,112)             (155,249)
                                                                ----------------------   --------------------   -------------------
            Net cash used for investing activities                          (1,330,712)              (787,872)           (1,022,519)
                                                                ----------------------   --------------------   -------------------
CASH FLOWS FROM FINANCING ACTIVITIES

Deposits credited to annuity and insurance contracts                         3,678,808              3,575,510             3,143,717
Withdrawals from annuity and insurance contracts                            (2,575,133)            (2,835,280)           (2,384,980)
Change in amounts drawn in excess of cash balances                              (8,628)                (5,440)               18,077
Proceeds from issuance of short-term debt                                      200,000                200,000               200,000
Payment on short-term debt                                                    (200,000)              (200,000)             (200,000)
Proceeds from issuance of long-term debt                                        50,000                 75,000                50,000
Payment on long-term debt                                                      (75,000)                    --                    --
Dividends paid to stockholder                                                       --                 (7,700)                   --
Other, net                                                                      10,140                 13,622                 4,433
                                                                ----------------------   --------------------   -------------------
            Net cash provided by financing activities                        1,080,187                815,712               831,247
                                                                ----------------------   --------------------   -------------------
Net increase (decrease) in cash and cash equivalents                          (108,918)                81,832                25,265
Cash and cash equivalents, beginning of year                                   376,520                294,688               269,423
                                                                ----------------------   --------------------   -------------------
Cash and cash equivalents, end of year                          $              267,602   $            376,520   $           294,688
                                                                ======================   ====================   ===================

See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2015, 2014 AND 2013
                                 (IN THOUSANDS)

(1)  NATURE OF OPERATIONS

     ORGANIZATION AND DESCRIPTION OF BUSINESS

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company, which primarily operates in the United States, has divided its businesses into five strategic business units, which focus on various markets: Individual Financial Security, Financial Institution Group, Group Insurance, Retirement and Asset Management. Revenues, including net realized investment gains (losses), for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line for the years ended December 31 were as follows:

                                                                          2015               2014               2013
                                                                     --------------     --------------     --------------
     Individual Financial Security                                   $      753,885     $      708,394     $      669,677
     Financial Institution Group                                            514,593            494,066            405,272
     Group Insurance                                                      1,951,734          1,789,855          1,599,431
     Retirement                                                             478,728            506,396            390,239
     Asset Management                                                        27,516                 --                 --
                                                                     --------------     --------------     --------------
        Total strategic business units                                    3,726,456          3,498,711          3,064,619
     Subsidiaries and corporate product line                                215,378            277,473            175,682
                                                                     --------------     --------------     --------------
           Total                                                     $    3,941,834     $    3,776,184     $    3,240,301
                                                                     ==============     ==============     ==============

     The Company serves nearly 14 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations and comprehensive income (loss) in the period in which they are made.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INSURANCE REVENUES AND EXPENSES

     Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

     Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

     Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits. Unearned revenue reserves are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss).

     COMMISSION INCOME

     Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

     Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

     ADMINISTRATIVE AND SPONSORSHIP FEES

     The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense due is estimated and accrued on a quarterly basis. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company, which are estimated and accrued on a quarterly basis based on recent historical experience and are trued up at each profit sharing year-end which occur throughout the year.

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

     Fixed maturity securities, which may be sold prior to maturity and include fixed maturity securities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

     The Company uses book value, defined as original cost adjusted for impairments and discount accretion or premium amortization, as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

     Marketable equity securities and equity securities on loan are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are carried at fair value, which generally are quoted market prices of the funds' net asset value.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity.

     Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

     Alternative investments include limited partnership investments in private equity, mezzanine debt and hedge funds. These investments are carried on the consolidated balance sheets using the equity method of accounting. The Company's income from these alternative investments is included in net investment income or net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. As discussed in note 4, effective January 1, 2014, after adoption of Accounting Standards Update (ASU) 2013-08, changes in any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as realized gains or losses on the consolidated statements of operations and comprehensive income (loss). Prior to January 1, 2014, changes in any undistributed amounts held by the investee were recorded, based on the Company's ownership share, as unrealized gains or losses on the consolidated statements of operations and comprehensive income (loss). The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

     Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt and other properties held for sale. Real estate is considered held for sale for accounting purposes and is carried at the lower of cost or fair value less estimated cost to sell. As of December 31, 2015 and 2014, the Company had $0 and $1,828, respectively, of real estate held for sale.

     For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

     For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

     Policy loans are carried at the unpaid principal balance.

     Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

     A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

     The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $33,453 and $28,805 at December 31, 2015 and 2014, respectively.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by an allowance for loan losses. The interest rates on the receivables outstanding at December 31, 2015 and 2014 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2015 and 2014 approximate the fair value at that date.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses a variety of derivatives, including swaps, swaptions, futures, caps, floors, forwards and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

     Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains (losses) or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations and comprehensive income (loss). Interest income generated by derivative instruments is reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains (losses) or in policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

     REALIZED AND UNREALIZED GAINS AND LOSSES

     Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

     An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income and not in earnings.

     For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

     For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

     The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

     For equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

     All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

     The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the balance sheet dates for either December 31, 2015 or 2014.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

     The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance when it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

     For a small portion of the portfolio, classified as troubled debt restructurings (TDRs), the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a TDR, the Company impairs the loan and records a specific valuation allowance, if applicable.

     SECURITIES LENDING

     Prior to the 2015 discontinuation of the Company's participation in a securities lending program, the Company, through an agent, lent certain portfolio holdings and in turn received cash collateral that was invested pursuant to the terms of an agreement with the lending agent.

     The Company accounted for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral were recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remained on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities was recognized in net investment income on the consolidated statements of operations and comprehensive income (loss).

     SEPARATE ACCOUNTS

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations and comprehensive income (loss) except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

     The Company periodically invests money in its separate accounts. At December 31, 2015 and 2014, the fair value of these investments included within equity securities on the consolidated balance sheets was $61,298 and $56,517, respectively.

     FINANCE CHARGE INCOME AND RECEIVABLES

     The Company's finance receivables portfolio primarily comprises smaller balance homogeneous loans, which are originated at the Company's network of over 150 retail branch locations in Illinois, Indiana, Kentucky, Missouri, Tennessee, and Wisconsin. The loans are originated in-person, at a branch location or through responding to an offer to lend, sent via mail. The Company also holds a smaller portfolio of retail installment notes that are primarily originated through contracts with retail stores within the same regions as the branch locations.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     FINANCE CHARGE INCOME AND RECEIVABLES (CONTINUED)

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by an allowance for losses.

     The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance and homogeneous finance receivables is suspended once an account has recognized 60-days of accrued charges. The account is subsequently accounted for on a cash basis. Accrual is resumed when there are less than 60-days of accrued charges. Accrual of finance charges and interest is suspended on finance receivables at the earlier of when they are contractually past due for more than 30 days or if they are considered by management to be impaired. Loan servicing fees, extension fees and late charges included in other income on the consolidated statements of operations and comprehensive income (loss) totaled $14, $13 and $11 for the years ended December 31, 2015, 2014 and 2013, respectively.

     The majority of the Company's finance receivables are smaller balance homogeneous loans. These loans have traditionally been evaluated collectively for impairment. The Company elected to bifurcate the finance receivables into three segments with an effective date of October 1, 2015. The segments are evaluated independently from one another and an allowance applied via a direct charge to operations through the provision for credit losses at an amount, which in management's judgement, based on the overall risk characteristics of the segment, changes in the character or size of the segment and the level of nonperforming assets is adequate to absorb probable losses on existing receivables. Risk characteristics include consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment, and regulatory changes. The underlying assumptions, estimates, and assessments used are updated periodically to reflect management's view of current conditions. Changes in estimates can significantly affect the allowance for losses.

     It is the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they are deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that have been individually reviewed by management and are deemed to warrant further collection effort.

     The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, evaluations, and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

     Impaired loans not considered TDRs are generally larger (greater than $50) real estate secured loans that are at least 60 days past due. A loan is classified as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance is calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance is considered to be fully collectible.

     TDRs are those loans for which the Company has granted a concession to a borrower experiencing financial difficulties without the receipt of additional consideration at time of modification. TDRs generally occur as a result of loan modifications forced by personal bankruptcy court rulings, where the Company is required to reduce the remaining future principal and/or interest payments on a loan, or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expects borrowers whose loans have been modified under these situations to be able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally does not increase the general allowance already recognized, based on a TDR.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     DEFERRED POLICY ACQUISITION COSTS

     The costs after the effects of reinsurance, which relate directly to the successful acquisition of new or renewal contracts, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs that can be capitalized in the successful acquisition of new or renewal contracts include incremental direct costs of acquisitions, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

     For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality, expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

     For future separate account return assumptions, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumptions ranged from 6.5% to 7.5% at December 31, 2015 and 8% at December 31, 2014 depending on the block of business, reflecting differences in contract holder fund allocations between fixed income and equity investments. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns are considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

     Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations and comprehensive income (loss).

     DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss).

     The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     SALES INDUCEMENTS

     The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

                                                                                 2015              2014
                                                                            --------------     --------------
     Balance at beginning of year                                           $       26,321     $       25,212
     Capitalization                                                                  4,873              6,470
     Amortization and interest                                                      (3,537)            (4,424)
     Adjustment for unrealized gains (losses)                                          713               (937)
                                                                            --------------     --------------
     Balance at end of year                                                 $       28,370     $       26,321
                                                                            ==============     ==============

     GOODWILL AND OTHER INTANGIBLE ASSETS

     In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, then no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level.

     The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

     The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     SOFTWARE

     Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $66,880 and $59,798 as of December 31, 2015 and 2014, respectively, and amortized software expense of $21,868, $20,197 and $18,122 for the years ended December 31, 2015, 2014 and 2013, respectively.

     PROPERTY AND EQUIPMENT

     Property and equipment are carried at cost, net of accumulated depreciation of $144,807 and $140,112 at December 31, 2015 and 2014, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2015, 2014 and 2013, was $11,074, $11,516, and $10,097,
     respectively.

     REINSURANCE

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     POLICYHOLDER LIABILITIES

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, immediate annuities, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2015, the Company has assumed an average rate of investment yields ranging from 3.27% to 5.89%.

     Certain future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale. The adjustment to future policy benefits and claims represents the increase in policy reserves that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss).

     Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     PARTICIPATING BUSINESS

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2015 and 2014, the total participating business in force was $2,260,055 and $2,362,707, respectively. As a percentage of total life insurance in force, participating business in force represents 0.3% at December 31, 2015 and 2014.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INCOME TAXES

     The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

     Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations and comprehensive income (loss). Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

(3)  RISKS

     The following is a description of certain significant risks facing the
     Company:

     CREDIT AND CASH FLOW ASSUMPTION RISK:

     Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

     Following below is discussion regarding particular asset class concentration of credit risk:

     CONCENTRATION OF CREDIT RISK:

        CASH AND CASH EQUIVALENTS:

        Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(3)  RISKS (CONTINUED)

     CONCENTRATION OF CREDIT RISK (CONTINUED):

        FINANCIAL INSTRUMENTS:

        Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

        Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

        DERIVATIVES:

        The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. The Company has collateral arrangements in place that generally require a counterparty to post collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold. The aggregate counterparty exposure for a single counterparty is limited to 1% of admitted assets for AAA rated counterparties and 0.75% of admitted assets for A or AA rated counterparties. In addition, the combined exposure to any one issuer, including common stock, direct credit and net counterparty exposures is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

        The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. The Company maintains ownership of pledged securities at all times.

        The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

     EQUITY MARKET RISK:

     Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

     As of December 31, 2015, approximately 97.7% of separate account assets were exposed to equity market risks across the Company's variable product offerings. The Company attempts to minimize the impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

     The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

     As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(3)  RISKS (CONTINUED)

     INTEREST RATE RISK:

     Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. In a declining or low interest rate environment, the Company is generally not able to reinvest at comparable yields. Lower interest rates could also result in lower net investment income, guaranteed crediting rates on certain products and increased pension and other postretirement benefit obligations due to a decreased discount rate assumption. Continued low interest rates also impact DAC estimated gross profit, recoverability and other projections as well as increase the risk for loss recognition events that may require higher reserves. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

     LEGAL/REGULATORY RISK:

     Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates could result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. Changes in tax, fiscal and other legislation may increase corporate taxes and impact the Company's business. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

     MORTALITY RISK:

     Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

     RATINGS RISK:

     Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk-based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

     REINSURANCE RISK:

     Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

     INFORMATION SYSTEMS RISK:

     Information systems risk includes the risk that the information systems of the Company or its service providers, including telecommunications and technological systems, fail to function properly, become disabled, or are breached as a result of events or circumstances wholly or partially beyond the Company's control. The Company utilizes a variety of security measures and incident response procedures in its efforts to minimize the adverse impact of the risk.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4)  NEW ACCOUNTING PRONOUNCEMENTS

     ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In June 2014, the Financial Accounting Standards Board (FASB) issued ASU 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, which requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. ASU 2014-11 was effective prospectively for the annual reporting period beginning January 1, 2015. The adoption of ASU 2014-11 had no material impact on the Company's consolidated financial statements and the required disclosures are included in note 16.

     In June 2013, the FASB issued ASU 2013-08, Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements, which provides comprehensive accounting guidance for assessing whether an entity is an investment company. ASU 2013-08 requires that all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. ASU 2013-08 was effective for the annual reporting period beginning January 1, 2014 and was required to be applied prospectively. Upon adoption at January 1, 2014, the Company reclassified $57,148 of unrealized gains (losses), net of tax, from accumulated other comprehensive income to retained earnings related to alternative investments in entities meeting the ASU 2013-08 investment company definition. There was no impact to total stockholder's equity upon adoption. Additionally, beginning on January 1, 2014, changes in undistributed amounts related to these alternative investments in entities meeting the ASU 2013-08 investment company definition are recorded in other net realized investment gains (losses) rather than as unrealized gains or losses on the consolidated statements of operations and comprehensive income (loss).

     FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2016, the FASB issued ASU 2016-02, Leases (Subtopic 842). The new guidance requires an entity to recognize lease assets and liabilities on the balance sheet and to disclose key information regarding leasing arrangements within the footnotes of the financial statements. ASU 2016-02 is effective for annual reporting periods beginning on January 1, 2019. Adoption is required utilizing a modified retrospective approach, which requires application of the new guidance for all periods presented. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In January 2016, the FASB issued ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which is intended to make targeted improvements to the reporting model for financial instruments. The new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income along with certain other measurement and disclosure enhancements. ASU 2016-01 is effective for annual reporting periods beginning on January 1, 2018. Prospective application is required with a cumulative-effect adjustment to the balance sheet as of the beginning of the period of adoption. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In May 2015, the FASB issued ASU 2015-09, Financial Services - Insurance (Topic 944): Disclosures about Short-Duration Contracts, which requires insurance entities to provide users of financial statements with more transparent information about initial claim estimates and subsequent adjustments to these estimates, including information on: (i) reconciling from the claim development table to the balance sheet liability, (ii) methodologies and judgments in estimating claims, and (iii) the timing, and frequency of claims. ASU 2015-09 is effective for the annual reporting period beginning on January 1, 2016 and is required to be applied retroactively to all prior periods presented, except for those requirements that apply only to the current period. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

     In May 2015, the FASB issued ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value (NAV) per share as a practical expedient. Additionally, the requirements to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient are removed. ASU 2015-07 is effective for the annual reporting period beginning January 1, 2016 and is required to be applied retroactively to all prior periods presented. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

     In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810):
     Amendments to the Consolidation Analysis, which is intended to improve targeted areas of the guidance for consolidation analysis of legal entities such as limited partnerships, limited liability corporations, and securitization structures along with simplifying and reducing the number of current GAAP consolidation models. ASU 2015-02 is effective for the annual reporting period beginning January 1, 2016. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4)  NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

     FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

     In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which is a comprehensive new revenue recognition standard that will supersede nearly all existing revenue recognition guidance; however, it will not impact the accounting for insurance contracts or financial instruments. The guidance requires an entity to recognize revenue reflecting the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for that good or service. The guidance also requires additional disclosures. An entity may apply the new guidance using one of the following two methods: (1) retrospectively to each prior period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. In July 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which defers the effective date of ASU 2014-09 to the annual reporting period beginning January 1, 2018. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

     The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2015 and 2014. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include agency securities not backed by the full faith of the U.S. government, foreign government securities, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, certain equity securities not priced on an exchange, and certain derivatives.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities, certain separate account assets and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                                   DECEMBER 31, 2015
                                                            -----------------------------------------------------------------
                                                               LEVEL 1           LEVEL 2          LEVEL 3           TOTAL
                                                            -------------    --------------    -------------    -------------
     Fixed maturity securities, available-for-sale:
       U.S. government securities                           $     361,143    $           --    $          --    $     361,143
       Agencies not backed by the full faith and
        credit of the U.S. government                                  --           773,688               --          773,688
       Foreign government securities                                   --            38,526               --           38,526
       Corporate securities                                            --         6,732,113          904,066        7,636,179
       Asset-backed securities                                         --           358,640           45,488          404,128
       Commercial mortgage-backed securities (CMBS)                    --         1,224,987           22,734        1,247,721
       Residential mortgage-backed securities (RMBS)                   --         2,043,276               64        2,043,340
                                                            -------------    --------------    -------------    -------------
         Total fixed maturity securities, available-
          for-sale                                                361,143        11,171,230          972,352       12,504,725
     Equity securities, available-for-sale                        442,665            62,316              113          505,094
     Derivative instruments:
       TBA derivative instruments                                      --            43,887               --           43,887
       Other derivative instruments                                    12           174,640               --          174,652
                                                            -------------    --------------    -------------    -------------
         Total derivative instruments                                  12           218,527               --          218,539
                                                            -------------    --------------    -------------    -------------
              Total investments                                   803,820        11,452,073          972,465       13,228,358
     Cash equivalents                                             191,088                --               --          191,088
     Separate account assets                                    3,524,875        16,203,929            1,613       19,730,417
                                                            -------------    --------------    -------------    -------------
              Total financial assets                        $   4,519,783    $   27,656,002    $     974,078    $  33,149,863
                                                            =============    ==============    =============    =============

     Policy and contract account balances (1)               $          --    $           --    $     102,696    $     102,696
     Future policy and contract benefits (1)                           --                --           54,512           54,512
     Derivative instruments (2)                                        30            14,220               --           14,250
                                                            -------------    --------------    -------------    -------------
              Total financial liabilities                   $          30    $       14,220    $     157,208    $     171,458
                                                            =============    ==============    =============    =============

     (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

     (2)  Included in other liabilities on the consolidated balance sheets.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis (Continued):

                                                                                   DECEMBER 31, 2014
                                                            -----------------------------------------------------------------
                                                               LEVEL 1           LEVEL 2          LEVEL 3           TOTAL
                                                            -------------    --------------    -------------    -------------
     Fixed maturity securities, available-for-sale:
       U.S. government securities                           $     230,252    $           --    $          --    $     230,252
       Agencies not backed by the full faith and
        credit of the U.S. government                                  --           548,638               --          548,638
       Foreign government securities                                   --            38,966               --           38,966
       Corporate securities                                            --         6,366,958          913,393        7,280,351
       Asset-backed securities                                         --           343,360           38,724          382,084
       CMBS                                                            --         1,088,933               --        1,088,933
       RMBS                                                            --         2,357,296              132        2,357,428
                                                            -------------    --------------    -------------    -------------
         Total fixed maturity securities, available-
          for-sale                                                230,252        10,744,151          952,249       11,926,652
     Equity securities, available-for-sale                        393,716            41,066              170          434,952
     Fixed maturity securities on loan:
       U.S. government securities                                   1,648                --               --            1,648
       Corporate securities                                            --            43,406               --           43,406
                                                            -------------    --------------    -------------    -------------
         Total fixed maturity securities on loan                    1,648            43,406               --           45,054
     Equity securities on loan                                      2,575                --               --            2,575
     Derivative instruments:
       TBA derivative instruments                                      --            29,115               --           29,115
       Other derivative instruments                                    10           228,876               --          228,886
                                                            -------------    --------------    -------------    -------------
         Total derivative instruments                                  10           257,991               --          258,001
                                                            -------------    --------------    -------------    -------------
              Total investments                                   628,201        11,086,614          952,419       12,667,234
     Cash equivalents                                             291,356                --               --          291,356
     Securities held as collateral                                 23,805             5,593               --           29,398
     Separate account assets                                    3,279,626        16,208,458            1,122       19,489,206
                                                            -------------    --------------    -------------    -------------
              Total financial assets                        $   4,222,988    $   27,300,665    $     953,541    $  32,477,194
                                                            =============    ==============    =============    =============

     Policy and contract account balances (1)               $          --    $           --    $     149,594    $     149,594
     Future policy and contract benefits (1)                           --                --           41,909           41,909
     Derivative instruments (2)                                        27            39,547               --           39,574
     Securities lending collateral                                 23,805             6,662               --           30,467
                                                            -------------    --------------    -------------    -------------
              Total financial liabilities                   $      23,832    $       46,209    $     191,503    $     261,544
                                                            =============    ==============    =============    =============

     (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

     (2)  Included in other liabilities on the consolidated balance sheets.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

     FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

     When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

     When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for securities covered and publishes and updates a summary of inputs used in its valuations by major security type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about a security's valuation, it discontinues providing a valuation for the security. In this instance, the Company would be required to produce an estimate of fair value.

     Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

     For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities or securities that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Certain other valuations are based on independent non-binding broker quotes. Fixed maturity securities valued using pricing models or broker quotes are reflected in Level 3.

     EQUITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

     The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries certain equity securities that are not priced on an exchange classified within Level 2. The Company receives these prices from third party pricing services using observable inputs for identical or similar assets in active markets. The Company carries a small amount of non-exchange traded equity securities classified within Level 3. The fair value of these securities is based on at least one or more significant unobservable input.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     DERIVATIVE INSTRUMENTS

     Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

     The majority of the Company's derivative positions are traded in the over-the-counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

     CASH EQUIVALENTS

     Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1.

     SEPARATE ACCOUNT ASSETS

     Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for fixed maturity securities, equity securities and cash equivalents are determined consistent with similar instruments as previously described. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information.

     POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

     Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and equity-indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

     The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

     Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS (CONTINUED)

     These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives are unobservable and are considered to be significant inputs to the valuations, the embedded derivatives have been reflected within Level 3.

     The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2015:

                                                       TOTAL REALIZED AND
                                                    UNREALIZED GAINS (LOSSES)
                                                          INCLUDED IN:
                                                  ---------------------------
                                                                   OTHER         TRANSFERS   TRANSFERS    PURCHASES,
                                    BALANCE  AT      NET        COMPREHENSIVE      IN TO      OUT OF      SALES AND       BALANCE
                                     BEGINNING      INCOME         INCOME         LEVEL 3     LEVEL 3     SETTLEMENTS,   AT END OF
                                     OF YEAR         (1)           (LOSS)           (2)         (2)         NET (3)         YEAR
                                    -----------   ----------    -------------    ----------  ---------   ------------   -----------
   Fixed maturity securities,
     available-for sale:
      Corporate securities          $   913,393   $      (82)   $     (30,735)   $       --  $      --   $     21,490   $   904,066
      Asset-backed securities            38,724           --           (1,872)           --         --          8,636        45,488
      CMBS                                   --           --               74            --         --         22,660        22,734
      RMBS                                  132        1,956               37            --         --         (2,061)           64
                                    -----------   ----------    -------------    ----------  ---------   ------------   -----------
       Total fixed maturity
         securities, available-
         for-sale                       952,249        1,874          (32,496)           --         --         50,725       972,352
   Equity securities,
     available-for-sale                     170           --              (57)           --         --             --           113
   Separate account assets                1,122           --              518             9       (130)            94         1,613
                                    -----------   ----------    -------------    ----------  ---------   ------------   -----------
         Total financial assets     $   953,541   $    1,874    $     (32,035)   $        9  $    (130)  $     50,819   $   974,078
                                    ===========   ==========    =============    ==========  =========   ============   ===========

  (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

  (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

  (3) The following table provides the bifurcation of the net purchases, sales and settlements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2015:

                                                                                                           PURCHASES,
                                                                                                           SALES AND
                                                                                                          SETTLEMENTS,
                                                         PURCHASES          SALES         SETTLEMENTS         NET
                                                      ---------------  --------------   --------------   --------------
      Fixed maturity securities, available-for-sale:
       Corporate securities                           $       148,051  $      (17,061)  $     (109,500)  $       21,490
       Asset-backed securities                                 10,000              --           (1,364)           8,636
       CMBS                                                    22,660              --               --           22,660
       RMBS                                                        --          (1,932)            (129)          (2,061)
                                                      ---------------  --------------   --------------   --------------
        Total fixed maturity securities, available-
         for-sale                                             180,711         (18,993)        (110,993)          50,725
      Separate account assets                                      94              --               --               94
                                                      ---------------  --------------   --------------   --------------
            Total financial assets                    $       180,805  $      (18,993)  $     (110,993)  $       50,819
                                                      ===============  ==============   ==============   ==============

     The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2014:

                                                         TOTAL REALIZED AND
                                                      UNREALIZED GAINS (LOSSES)
                                                           INCLUDED IN:
                                                    ---------------------------
                                                                      OTHER       TRANSFERS  TRANSFERS   PURCHASES,
                                        BALANCE AT       NET      COMPREHENSIVE     IN TO      OUT OF    SALES AND      BALANCE
                                        BEGINNING      INCOME         INCOME       LEVEL 3    LEVEL 3   SETTLEMENTS,   AT END OF
                                         OF YEAR         (1)          (LOSS)         (2)        (2)        NET (3)       YEAR
                                       -----------  ------------  -------------  ----------  ---------  ------------  -----------
      Fixed maturity securities,
       available-for sale:
        Agencies not backed by the
         full faith and credit of the
         U.S. government               $     1,468  $         --  $         (23) $       --  $    (445) $     (1,000) $        --

        Corporate securities               937,909         1,034         17,164          --    (22,869)      (19,845)     913,393

        Asset-backed securities            140,060           874         (2,861)         --    (55,334)      (44,015)      38,724

        CMBS                                14,520            --             --          --    (14,520)           --           --
        RMBS                                   287            76            (97)         33         --          (167)         132
                                       -----------  ------------  -------------  ----------  ---------  ------------  -----------
         Total fixed maturity
          securities, available-for-
          sale                           1,094,244         1,984         14,183          33    (93,168)      (65,027)     952,249
      Equity securities,
       available-for-sale                      196            --            (35)         --         --             9          170
      Fixed maturity securities,
       on loan:
       Asset-backed securities               3,009            --             --          --     (3,009)           --           --

      Separate account assets                4,265            --           (859)        150     (3,011)          577        1,122
                                       -----------  ------------  -------------  ----------  ---------  ------------  -----------
            Total financial assets     $ 1,101,714  $      1,984  $      13,289  $      183  $ (99,188) $    (64,441) $   953,541
                                       ===========  ============  =============  ==========  =========  ============  ===========

      (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

      (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

      (3) The following table provides the bifurcation of the net purchases, sales and settlements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2014:

                                                                                                           PURCHASES,
                                                                                                           SALES AND
                                                                                                          SETTLEMENTS,
                                                         PURCHASES          SALES         SETTLEMENTS         NET
                                                      ---------------  --------------   --------------   --------------
      Fixed maturity securities, available-for-sale:
        Agencies not backed by the full faith and
         credit of the U.S. government                $            --  $           --   $       (1,000)  $       (1,000)
        Corporate securities                                  111,654         (34,928)         (96,571)         (19,845)
        Asset-backed securities                                    --          (4,151)         (39,864)         (44,015)
        RMBS                                                       --              --             (167)            (167)
                                                      ---------------  --------------   --------------   --------------
          Total fixed maturity securities,
           available-for-sale                                 111,654         (39,079)        (137,602)         (65,027)
      Equity securities, available-for-sale                         9              --               --                9
      Separate account assets                                   1,032            (424)             (31)             577
                                                      ---------------  --------------   --------------   --------------
            Total financial assets                    $       112,695  $      (39,503)  $     (137,633)  $      (64,441)
                                                      ===============  ==============   ==============   ==============

     Transfers of securities among the levels occur at the beginning of the reporting period.

     There were no transfers between Level 1 and Level 2 for the years ended December 31, 2015 and 2014.

     There were no changes in unrealized gains (losses) included in net income related to Level 3 assets held as of December 31, 2015 and 2014.

     The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2015:

                                                             TOTAL REALIZED AND
                                                         UNREALIZED (GAINS) LOSSES
                                                               INCLUDED IN:
                                                         -------------------------
                                                                         OTHER
                                             BALANCE AT     NET      COMPREHENSIVE   TRANSFERS  TRANSFERS                  BALANCE
                                             BEGINNING     INCOME       INCOME         IN TO     OUT OF                  AT END OF
                                              OF YEAR       (1)         (LOSS)        LEVEL 3    LEVEL 3    SETTLEMENTS     YEAR
                                            -----------  ----------  -------------  ----------  ---------  ------------  ----------
      Policy and contract account balances  $   149,594  $  (46,898) $          --  $       --  $      --  $         --  $  102,696
      Future policy and contract benefits        41,909      12,636             --          --         --           (33)     54,512
                                            -----------  ----------  -------------  ----------  ---------  ------------  ----------
         Total financial liabilities        $   191,503  $  (34,262) $          --  $       --  $      --  $        (33) $  157,208
                                            ===========  ==========  =============  ==========  =========  ============  ==========

      (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
     (CONTINUED)

     The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

                                                              TOTAL REALIZED AND
                                                          UNREALIZED (GAINS) LOSSES
                                                                INCLUDED IN:
                                                          -------------------------
                                                                          OTHER
                                            BALANCE AT        NET     COMPREHENSIVE  TRANSFERS   TRANSFERS                  BALANCE
                                             BEGINNING      INCOME        INCOME       IN TO      OUT OF                   AT END OF
                                              OF YEAR         (1)         (LOSS)      LEVEL 3     LEVEL 3   SETTLEMENTS      YEAR
                                            -----------   ----------  -------------  ----------  ---------  -----------   ----------
      Policy and contract account balances  $   125,087   $   24,507  $          --  $       --  $      --  $        --   $  149,594
      Future policy and contract benefits          (853)      42,816             --          --         --          (54)      41,909
                                            -----------   ----------  -------------  ----------  ---------  -----------   ----------
         Total financial liabilities        $   124,234   $   67,323  $          --  $       --  $      --  $       (54)  $  191,503
                                            ===========   ==========  =============  ==========  =========  ===========   ==========

      (1) The amounts in this column related to future policy and contract benefits are reported as gains within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

     The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2015 was $31,873, of which $(14,561) was included in net realized investment gains (losses) and $46,434 was included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss). The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2014 was $(67,845), of which $(43,145) was included in net realized investment gains (losses) and $(24,700) was included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

     The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2015:

                                                                                                                  RANGE
LEVEL 3 INSTRUMENT                          FAIR VALUE     VALUATION TECHNIQUE      UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
----------------------------------------  -------------  -----------------------  ----------------------  -----------------------
Fixed maturity securities,
  available-for-sale:

                                                                                  Yield/spread to            73 bps - 422 bps
  Corporate securities                    $     903,886   Discounted cash flow    U.S. Treasuries (1)           (183 bps)

                                                                                  Yield/spread to           88 bps - 1,097 bps
  Asset-backed securities                        40,488   Discounted cash flow    U.S. Treasuries (1)           (231 bps)

                                                                                  Yield/spread to           153 bps - 189 bps
  CMBS                                           22,734   Discounted cash flow    U.S. Treasuries (1)           (173 bps)

Liabilities:

  Policy and contract                                     Discounted cash flow/   Mortality rates (2)       Annuity 2000 table
   account balances                       $     102,696      Option pricing       Lapse rates (3)               0% to 16%
                                                               techniques         Market volatility (6)         0% to 30%

                                                                                                                1983a and
  Future policy and contract                              Discounted cash flow/   Mortality rates (2)       annuity 2000 table
   benefits                                      54,512      Option pricing       Lapse rates (3)               0% to 15%
                                                               techniques         Utilization rates (4)         0% to 100%
                                                                                  Withdrawal rates (5)           0% to 7%
                                                                                  Market volatility (6)         0% to 20%
                                                                                  Nonperformance
                                                                                   risk spread (7)                 0.2%

     (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

     (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

     (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

     (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

     (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

     (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

     (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES
     (CONTINUED)

     The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2014:

                                                                                                                  RANGE
LEVEL 3 INSTRUMENT                      FAIR VALUE       VALUATION TECHNIQUE       UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
------------------------------------  ---------------   -----------------------  -----------------------  -----------------------
Fixed maturity securities,
  available-for-sale:

                                                                                 Yield/spread to             52 bps - 226 bps
  Corporate securities                $       912,698    Discounted cash flow    U.S. Treasuries (1)            (133 bps)

                                                                                 Yield/spread to             83 bps - 581 bps
  Asset-backed securities                      37,413    Discounted cash flow    U.S. Treasuries (1)            (173 bps)

Liabilities:

  Policy and contract                                   Discounted cash flow/    Mortality rates (2)        Annuity 2000 table
   account balances                                         Option pricing       Lapse rates (3)                0% to 16%
                                      $       149,594         techniques         Market volatility (6)          0% to 30%

                                                                                                                1983a and
  Future policy and contract                            Discounted cash flow/    Mortality rates (2)        annuity 2000 table
   benefits                                    41,909       Option pricing       Lapse rates (3)                0% to 15%
                                                              techniques         Utilization rates (4)          0% to 100%
                                                                                 Withdrawal rates (5)            0% to 7%
                                                                                 Market volatility (6)          0% to 20%
                                                                                 Nonperformance
                                                                                  risk spread (7)                  0.2%

     (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

     (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

     (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

     (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

     (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

     (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

     (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

     Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where observable inputs are not reasonably available to the Company.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     SENSITIVITY OF FAIR VALUE MEASUREMENTS TO CHANGES IN UNOBSERVABLE INPUTS

     The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities previously described:

     FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

     For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

     POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT
     BENEFITS

     For any increase (decrease) in mortality rate, lapse rate and nonperformance risk spread inputs, the fair value of the liabilities will decrease (increase). For any increase (decrease) in the utilization, withdrawal and market volatility rates, the fair value of the liabilities will increase (decrease).

     For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

     NON-RECURRING FAIR VALUE MEASUREMENTS

     The Company did not have any financial assets measured at fair value on a non-recurring basis at December 31, 2015.

     The following tables summarize the Company's financial assets measured at fair value on a non-recurring basis at December 31, 2014:

                                                 LEVEL 1               LEVEL 2              LEVEL 3                TOTAL
                                             ----------------      ----------------     ----------------     ----------------
     Mortgage loans                          $             --      $             --     $          5,300     $          5,300
     Other invested assets:
       Real estate held for sale                           --                    --                1,828                1,828
                                             ----------------      ----------------     ----------------     ----------------
         Total financial assets              $             --      $             --     $          7,128     $          7,128
                                             ================      ================     ================     ================

     Mortgage loans represent loans that are held for sale. Real estate held for sale represents commercial real estate acquired in satisfaction of mortgage loan debt. The estimated fair values are obtained from third-party and/or internal appraisals less estimated costs to sell. The estimated fair values are categorized as Level 3 due to lack of transparency and unobservability in collateral valuation.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR
     VALUE

     The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

     The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                               DECEMBER 31, 2015
                                                  -----------------------------------------------------------------------------
                                                     CARRYING                                 FAIR
                                                       VALUE                                  VALUE
                                                  --------------  -------------------------------------------------------------
                                                      TOTAL          LEVEL 1         LEVEL 2        LEVEL 3          TOTAL
                                                  --------------  --------------  --------------  -------------   -------------
Assets:
   Mortgage loans, net                            $    2,122,837  $           --  $           --  $   2,158,377   $   2,158,377
   Policy loans                                          410,997              --              --        496,430         496,430

Liabilities:
   Deferred annuities                             $    2,122,335  $           --  $           --  $   2,231,728   $   2,231,728
   Annuity certain contracts                              78,588              --              --         81,225          81,225
   Other fund deposits                                 2,055,178              --              --      2,048,340       2,048,340
   Supplementary contracts
    without life contingencies                           103,352              --              --        103,352         103,352
   Short-term debt                                        50,000              --              --         50,000          50,000
   Long-term debt                                        368,000              --              --        370,517         370,517
   Separate account liabilities                       12,927,264       3,524,875       9,400,776          1,613      12,927,264

                                                                               DECEMBER 31, 2014
                                                  -----------------------------------------------------------------------------
                                                     CARRYING                                 FAIR
                                                       VALUE                                  VALUE
                                                  --------------  -------------------------------------------------------------
                                                       TOTAL          LEVEL 1         LEVEL 2        LEVEL 3          TOTAL
                                                  --------------  --------------  --------------  -------------   -------------
Assets:
   Mortgage loans, net                            $    1,930,683  $           --  $           --  $   2,022,665   $   2,022,665
   Policy loans                                          380,603              --              --        450,398         450,398

Liabilities:
   Deferred annuities                             $    2,213,072  $           --  $           --  $   2,347,583   $   2,347,583
   Annuity certain contracts                              74,866              --              --         79,223          79,223
   Other fund deposits                                 1,965,138              --              --      1,962,082       1,962,082
   Supplementary contracts
    without life contingencies                            89,997              --              --         89,997          89,997
   Short-term debt                                        50,000              --              --         50,000          50,000
   Long-term debt                                        393,000              --              --        395,434         395,434
   Separate account liabilities                       12,659,745       3,279,626       9,378,997          1,122      12,659,745

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE (CONTINUED)

     Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

     The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2015 and 2014 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     The carrying amount of short-term debt approximates the fair value. The fair value of long-term debt is estimated based primarily on borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

     Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(6)  INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES

     The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. government and agency obligations.

     The carrying value of the Company's fixed maturity portfolio totaled $12,504,725 and $11,971,706 at December 31, 2015 and 2014, respectively.
     Fixed maturity securities represent 75.0% and 75.5% of total invested assets at December 31, 2015 and 2014, respectively. At December 31, 2015 and 2014, publicly traded fixed maturity securities comprised 86.3% and 80.5%, respectively, of the total fixed maturity portfolio.

     The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

     The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,981,529 and $2,285,683 agency backed RMBS and $61,811 and $71,745 non-agency backed RMBS as of December 31, 2015 and 2014, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2015 was $4,929 with unrealized losses totaling $61. The fair value of the Company's subprime securities as of December 31, 2014 was $8,405 with unrealized losses totaling $72.

     The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

     The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $505,094 and $437,527 as of December 31, 2015 and 2014, respectively.

     The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                   GROSS          GROSS
                                                 AMORTIZED      UNREALIZED      UNREALIZED        OTTI IN
     DECEMBER 31, 2015                             COST            GAINS          LOSSES          AOCL (1)      FAIR VALUE
     --------------------------------------   --------------   --------------  --------------  -------------   -------------
     U.S. government securities               $      340,859   $       21,104  $          820  $          --   $     361,143
     Agencies not backed by the full faith
       and credit of the U.S. government             750,434           26,010           2,756             --         773,688
     Foreign government securities                    34,194            4,332              --             --          38,526
     Corporate securities                          7,562,245          258,728         186,069         (1,275)      7,636,179
     Asset-backed securities                         390,719           14,959           2,023           (473)        404,128
     CMBS                                          1,230,790           25,328          11,661         (3,264)      1,247,721
     RMBS                                          1,938,384          106,434           1,372            106       2,043,340
                                              --------------   --------------  --------------  -------------   -------------
        Total fixed maturity securities,
          available-for-sale                      12,247,625          456,895         204,701         (4,906)     12,504,725
     Equity securities - unaffiliated                461,651           56,721          13,278             --         505,094
                                              --------------   --------------  --------------  -------------   -------------
             Total                            $   12,709,276   $      513,616  $      217,979  $      (4,906)  $  13,009,819
                                              ==============   ==============  ==============  =============   =============

     (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows (Continued):

                                                                   GROSS          GROSS
                                                AMORTIZED       UNREALIZED      UNREALIZED       OTTI IN
     DECEMBER 31, 2014                             COST            GAINS          LOSSES         AOCL (1)       FAIR VALUE
     --------------------------------------   --------------   --------------  --------------  -------------   -------------
     U.S. government securities               $      205,029   $       25,756  $          533  $          --   $     230,252
     Agencies not backed by the full faith
       and credit of the U.S. government             526,255           24,721           2,338             --         548,638
     Foreign government securities                    33,795            5,171              --             --          38,966
     Corporate securities                          6,849,148          454,572          25,776         (2,407)      7,280,351
     Asset-backed securities                         360,701           21,891           1,026           (518)        382,084
     CMBS                                          1,042,703           43,396           2,642         (5,476)      1,088,933
     RMBS                                          2,222,247          137,494             947          1,366       2,357,428
                                              --------------   --------------  --------------  -------------   -------------
          Total fixed maturity securities,
             available-for-sale                   11,239,878          713,001          33,262         (7,035)     11,926,652
     Equity securities - unaffiliated                364,775           74,833           4,656             --         434,952
                                              --------------   --------------  --------------  -------------   -------------
               Total                          $   11,604,653   $      787,834  $       37,918  $      (7,035)  $  12,361,604
                                              ==============   ==============  ==============  =============   =============

     (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

     The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                                    GROSS          GROSS
                                                 AMORTIZED       UNREALIZED      UNREALIZED        OTTI IN
     DECEMBER 31, 2014                              COST            GAINS          LOSSES            AOCL        FAIR VALUE
     ---------------------------------------  --------------   --------------   --------------   -------------  -------------
     U.S. government securities               $        1,653   $           --   $            5   $          --  $       1,648
     Corporate securities                             43,792            1,606            1,992              --         43,406
                                              --------------   --------------   --------------   -------------  -------------
        Total fixed maturity securities               45,445            1,606            1,997              --         45,054
     Equity securities - unaffiliated                  2,190              467               82              --          2,575
                                              --------------   --------------   --------------   -------------  -------------
               Total                          $       47,635   $        2,073   $        2,079   $          --  $      47,629
                                              ==============   ==============   ==============   =============  =============

     The amortized cost and fair value of fixed maturity securities at December 31, 2015, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                          AVAILABLE-FOR-SALE
                                                                -------------------------------------
                                                                    AMORTIZED             FAIR
                                                                      COST                VALUE
                                                                ----------------     ----------------
     Due in one year or less                                    $        396,588     $        402,215
     Due after one year through five years                             2,303,705            2,443,716
     Due after five years through ten years                            3,252,386            3,272,651
     Due after ten years                                               2,735,053            2,690,954
                                                                ----------------     ----------------
                                                                       8,687,732            8,809,536
     Asset-backed and mortgage-backed securities                       3,559,893            3,695,189
                                                                ----------------     ----------------
        Total                                                   $     12,247,625     $     12,504,725
                                                                ================     ================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                                                  DECEMBER 31, 2015
                                                              -------------------------------------------------------------
                                                                                 LESS THAN 12 MONTHS
                                                              -------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                                AMORTIZED       OTTI IN
                                                               FAIR VALUE         COST            AOCL      SECURITY COUNT
                                                              ------------      ----------     -----------  --------------
     U.S. government securities                               $     95,174      $   95,708     $       534              28
     Agencies not backed by the full faith and
       credit of the U.S. government                               101,077         102,889           1,812              19
     Corporate securities                                        2,491,897       2,654,491         162,594             500
     Asset-backed securities                                       103,449         104,848           1,399              19
     CMBS                                                          546,958         558,130          11,172              50
     RMBS                                                           88,513          89,471             958              26
     Equity securities - unaffiliated                              150,665         160,641           9,976              94

                                                                                  DECEMBER 31, 2015
                                                              -------------------------------------------------------------
                                                                                 12 MONTHS OR GREATER
                                                              -------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                                AMORTIZED       OTTI IN
                                                               FAIR VALUE         COST            AOCL      SECURITY COUNT
                                                              ------------      ----------     -----------  --------------
     U.S. government securities                               $      6,208      $    6,494     $       286               4
     Agencies not backed by the full faith and
       credit of the U.S. government                                36,701          37,645             944               6
     Corporate securities                                          120,128         143,897          23,769              51
     Asset-backed securities                                        13,838          14,462             624               2
     CMBS                                                           14,754          15,291             537               4
     RMBS                                                           39,971          42,381           2,410              30
     Equity securities - unaffiliated                               20,429          23,731           3,302              20

                                                                                  DECEMBER 31, 2014
                                                        -----------------------------------------------------------------------
                                                                                 LESS THAN 12 MONTHS
                                                        -----------------------------------------------------------------------
                                                                                                UNREALIZED
                                                                                                LOSSES AND
                                                                              AMORTIZED           OTTI IN
                                                           FAIR VALUE           COST                AOCL        SECURITY COUNT
                                                        ----------------   ----------------   ---------------  ----------------
    U.S. government securities                          $         17,036   $         17,131    $           95                 7
    Agencies not backed by the full faith and
      credit of the U.S. government                               14,406             14,488                82                 4
    Corporate securities                                         539,310            556,186            16,876               182
    Asset-backed securities                                       21,379             21,600               221                 6
    CMBS                                                          18,297             18,417               120                 4
    RMBS                                                           1,924              1,929                 5                 3
    Equity securities - unaffiliated                              56,943             60,325             3,382                66

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     The Company had certain investments with a reported fair value lower than the cost of the investments as follows (Continued):


                                                                                  DECEMBER 31, 2014
                                                        -----------------------------------------------------------------------
                                                                                 12 MONTHS OR GREATER
                                                        -----------------------------------------------------------------------
                                                                                                UNREALIZED
                                                                                                LOSSES AND
                                                                                AMORTIZED         OTTI IN
                                                              FAIR VALUE          COST             AOCL        SECURITY COUNT
                                                           ----------------   -------------    -------------  ----------------
     U.S. government securities                            $         14,295   $      14,733    $         438                13
     Agencies not backed by the full faith and
       credit of the U.S. government                                 66,767          69,023            2,256                10
     Corporate securities                                           248,496         257,396            8,900                66
     Asset-backed securities                                         28,575          29,380              805                 5
     CMBS                                                           162,425         164,984            2,559                18
     RMBS                                                            67,919          72,168            4,249                39
     Equity securities - unaffiliated                                10,301          11,575            1,274                 9

     The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

                                                                                  DECEMBER 31, 2014
                                                        ----------------------------------------------------------------------
                                                                                 LESS THAN 12 MONTHS
                                                        ----------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                             AMORTIZED           OTTI IN
                                                          FAIR VALUE           COST               AOCL         SECURITY COUNT
                                                        ---------------   ---------------    ---------------  ----------------
     U.S. government securities                         $         1,648   $         1,653    $             5                 1
     Corporate securities                                         6,213             6,552                339                 2
     Equity securities - unaffiliated                               912               994                 82                 1

                                                                                  DECEMBER 31, 2014
                                                        ----------------------------------------------------------------------
                                                                                 12 MONTHS OR GREATER
                                                        ----------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                             AMORTIZED          OTTI IN
                                                          FAIR VALUE           COST               AOCL         SECURITY COUNT
                                                        ---------------   --------------     --------------   ----------------
     U.S. government securities                         $            --   $           --     $           --                 --
     Corporate securities                                        13,531           15,184              1,653                  1
     Equity securities - unaffiliated                                --               --                 --                 --

     For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2015, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

     The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2015.

     U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

     Agencies not backed by the full faith and credit of the U.S. government securities are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

     Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

     Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

     The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2015, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer and 100% of these securities were investment grade.

     The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. The depressed U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2015, 97.0% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2015, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer and 71.9% of these securities were investment grade (BBB or better). Credit support for the RMBS holdings remains high.

     Equity securities with unrealized losses at December 31, 2015 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

     At December 31, 2015 and 2014, fixed maturity securities and cash equivalents with a carrying value of $22,686 and $28,442, respectively, were on deposit with various regulatory authorities as required by law.

     MORTGAGE LOANS

     The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $2,122,837 and $1,935,983 at December 31, 2015 and 2014, respectively.

     All of the Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus). The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

     During 2014, the Company began a program to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Advantus services the assets for the third party. Certain portions of mortgage loans totaling $81,300 and $18,500 were sold during 2015 and 2014, respectively.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     MORTGAGE LOANS (CONTINUED)

     The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                             2015                     2014
                                       ----------------         ----------------
     Industrial                        $        838,063         $        769,224
     Office buildings                           356,846                  368,498
     Retail facilities                          464,920                  396,530
     Apartment                                  291,760                  251,567
     Other                                      171,248                  150,164
                                       ----------------         ----------------
        Total                          $      2,122,837         $      1,935,983
                                       ================         ================

     If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

     A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be nonperforming and a general allowance for loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

     The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                    2015             2014               2013
                                             ----------------  ----------------   ----------------
     Balance at beginning of year            $          2,270  $          4,677   $          3,800
        Addition to (release of) allowance                161            (2,407)               877
        Write-downs, net of recoveries                     --                --                 --
                                             ----------------  ----------------   ----------------
     Balance at end of year                  $          2,431  $          2,270   $          4,677
                                             ================  ================   ================

     End of year valuation allowance basis:
        Specific allowance                   $          1,485  $          1,221   $          3,094
        General allowance                                 946             1,049              1,583
                                             ----------------  ----------------   ----------------
     Total valuation allowance               $          2,431  $          2,270   $          4,677
                                             ================  ================   ================

     As of December 31, 2015, the Company had two loans with a total carrying value of $10,739, net of a $1,485 specific valuation allowance. The two loans were held in the office and retail facilities classes. For those two loans, the interest income recognized for the year ended December 31, 2015 was $644. The two loans that had a specific valuation allowance were modified in a troubled debt restructuring. A troubled debt restructuring is where the Company grants concessions related to the borrower's financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. There were no troubled debt restructurings that subsequently defaulted during 2015. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2015.

     As of December 31, 2014, the Company had two loans with a total carrying value of $10,431, net of a $1,221 specific valuation allowance. The two loans were held in the office and retail facilities classes. For those two loans, the interest income recognized for the year ended December 31, 2014 was $749. The two loans that had a specific valuation allowance were modified in a troubled debt restructuring. There were no troubled debt restructurings that subsequently defaulted during 2014. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2014.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     MORTGAGE LOANS (CONTINUED)

     As of December 31, 2015, the Company had no delinquent mortgage loans.

     The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

     The following table provides a summary of performing and nonperforming mortgage loans as of December 31:

                                                2015                  2014
                                          ----------------      ----------------
     Performing mortgage loans            $      2,122,837      $      1,935,983
     Nonperforming mortgage loans                       --                    --
                                          ----------------      ----------------
        Total                             $      2,122,837      $      1,935,983
                                          ================      ================

     Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

     The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:

                                                                        2015              2014                2013
                                                                   ---------------   ----------------   ----------------
     Number of properties acquired                                               1                  1                 --
     Carrying value of mortgage loans prior to real estate
       acquisition                                                 $         5,300   $          7,500   $             --
     Loss recognized upon acquisition in satisfaction of debt                   --                 --                 --

     ALTERNATIVE INVESTMENTS

     Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are diversified by type, general partner, vintage year, and geographic location - both domestic and international.

     The Company's composition of alternative investments by type were as follows:

                                                        DECEMBER 31, 2015                       DECEMBER 31, 2014
                                              ------------------------------------     -----------------------------------
                                                  CARRYING            PERCENT             CARRYING            PERCENT
                                                   VALUE              OF TOTAL              VALUE             OF TOTAL
                                              ----------------    ----------------     ----------------   ----------------
     Alternative investments
        Private equity funds                  $        366,665                61.5%    $        332,163               61.9%
        Mezzanine debt funds                           228,785                38.3%             203,413               37.9%
        Hedge funds                                      1,169                 0.2%               1,345                0.2%
                                              ----------------    ----------------     ----------------   ----------------
          Total alternative investments       $        596,619               100.0%    $        536,921              100.0%
                                              ================    ================     ================   ================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     NET  INVESTMENT INCOME

     Net investment income for the years ended December 31 was as follows:

                                         2015               2014                 2013
                                   ----------------    ----------------    ----------------
     Fixed maturity securities     $        544,543    $        527,106    $        514,933
     Equity securities                       16,097              14,411              12,418
     Mortgage loans                         104,155             100,289              93,430
     Policy loans                            26,120              24,614              24,121
     Cash equivalents                            33                  27                  38
     Alternative investments                 21,009              20,648              16,036
     Derivative instruments                      63                 (60)               (217)
     Other invested assets                    2,397               1,843               1,656
                                   ----------------    ----------------    ----------------
       Gross investment income              714,417             688,878             662,415
     Investment expenses                    (25,280)            (24,579)            (22,582)
                                   ----------------    ----------------    ----------------
       Total                       $        689,137    $        664,299    $        639,833
                                   ================    ================    ================

     NET REALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the years ended December 31 were as follows:

                                            2015             2014                2013
                                     ----------------   ----------------   ----------------
     Fixed maturity securities       $        (25,713)  $         22,943   $         (1,302)
     Equity securities                          7,912             38,770             19,860
     Mortgage loans                              (377)            (2,753)              (762)
     Alternative investments                   41,761             43,718             16,843
     Derivative instruments                   (22,363)            14,086            (71,487)
     Other invested assets                       (956)               (95)              (407)
     Securities held as collateral              9,379             17,086                601
                                     ----------------   ----------------   ----------------
       Total                         $          9,643   $        133,755   $        (36,654)
                                     ================   ================   ================

     Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

                                                          2015               2014               2013
                                                     ----------------   ----------------   ----------------
     Fixed maturity securities, available-for-sale:
        Gross realized gains                         $         19,557   $         39,432   $         32,258
        Gross realized losses                                 (28,701)           (13,637)           (33,065)
     Equity securities:
        Gross realized gains                                   24,828             44,030             22,890
        Gross realized losses                                 (16,003)            (5,254)            (2,893)
     Alternative investments:
        Gross realized gains                                   39,112             39,882             24,320
        Gross realized losses                                    (556)              (960)              (457)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6)  INVESTMENTS (CONTINUED)

     NET REALIZED INVESTMENT GAINS (LOSSES) (CONTINUED)

     Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

                                                      2015             2014              2013
                                                ----------------  ----------------  ----------------
     Fixed maturity securities
        Corporate securities                    $         16,569  $          2,852  $            495
     Mortgage loans                                           --             6,183                --
     Equity securities                                       913                 6               137
     Alternative investments                                  --                --             7,020
     Other invested assets                                    --                --               500
                                                ----------------  ----------------  ----------------
        Total other-than-temporary impairments  $         17,482  $          9,041  $          8,152
                                                ================  ================  ================

     The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income (loss), was as follows:

                                                                          2015               2014                2013
                                                                     ----------------   ----------------   ----------------
     Balance at beginning of year                                    $         17,436   $         26,964   $         26,670
     Additions:
        Initial impairments - credit loss OTTI recognized on
          securities not previously impaired                                   16,569              2,852                495
        Additional impairments - credit loss OTTI recognized
          on securities previously impaired                                        --                 --                 --
     Reductions:
        Due to sales (or maturities, pay downs, or prepayments)
          during the period of securities previously credit loss
          OTTI impaired                                                        (4,676)           (12,380)              (201)
                                                                     ----------------   ----------------   ----------------
     Balance at end of year                                          $         29,329   $         17,436   $         26,964
                                                                     ================   ================   ================

(7)  DERIVATIVE INSTRUMENTS

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7)  DERIVATIVE INSTRUMENTS (CONTINUED)

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held:

                                                       DECEMBER 31, 2015                             DECEMBER 31, 2014
                                           -----------------------------------------  ---------------------------------------------
                                                                   FAIR VALUE                                  FAIR VALUE
     PRELIMINARY                                         ---------------------------                  -----------------------------
     UNDERLYING RISK                        NOTIONAL                     LIABILITIES      NOTIONAL                     LIABILITIES
     EXPOSURE            INSTRUMENT TYPE     AMOUNT          ASSETS          (1)           AMOUNT         ASSETS           (1)
     ---------------    ----------------- -------------  ------------  -------------  --------------  --------------  -------------
     Interest rate      Interest rate
                          swaps           $     476,500  $     31,645  $           1  $      496,500  $       26,675  $         669
                        Interest rate
                          swaptions             572,000         8,071             --         285,000           8,860             --
                        Interest rate
                          futures               370,000             9              9         407,000               8              8
                        Interest rate
                          caps                  100,000           162             --         100,000             534             --
                        TBAs                     42,505        43,887             --          27,905          29,115             --
     Foreign currency   Foreign currency
                          swaps                  17,000         5,127             --          17,000           5,295             --
     Equity market      Equity futures          443,331             3              3         344,351               2              2
                        Equity options        6,161,629       129,635         14,237       4,109,672         187,512         38,895
                                          -------------  ------------  -------------  --------------  --------------  -------------
        Total derivatives                 $   8,182,965  $    218,539  $      14,250  $    5,787,428  $      258,001  $      39,574
                                          =============  ============  =============  ==============  ==============  =============

     (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

     The Company has steadily increased the volume of derivatives trading throughout 2015 and 2014. This is evident through the increase in notional amounts in 2015.

     The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into a interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7)  DERIVATIVE INSTRUMENTS (CONTINUED)

     Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

     Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

     Interest rate floors are purchased by the Company to manage the impact of interest rate declines on overall investment performance. An interest rate floor is a series of put options on a specified interest rate. The Company enters into contracts to purchase interest rate floors and receives cash payments from the floor writer when the market rate is below the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate exceeds the specified rate on the maturity date, the Company does not receive a payment.

     Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

     Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the S&P 500 Index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

     Equity options are used by the Company primarily to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

     The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7)  DERIVATIVE INSTRUMENTS (CONTINUED)

     The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                                              DECEMBER 31, 2015
                                                     --------------------------------------------------------------------
                                                       NET REALIZED
                                                     INVESTMENT GAINS         NET INVESTMENT
                                                         (LOSSES)                INCOME             POLICYHOLDER BENEFITS
                                                     ----------------        ----------------       ---------------------
     Interest rate swaps                             $         15,753        $            (74)      $                  --
     Interest rate swaptions                                      949                      --                          --
     Interest rate futures                                     (7,354)                     --                           1
     Interest rate caps                                            42                    (414)                         --
     TBAs                                                         994                      --                          --
     Foreign currency swaps                                      (158)                    562                          --
     Foreign currency forwards                                    146                     (11)                         --
     Equity futures                                           (15,982)                     --                       2,106
     Equity options                                            (4,150)                     --                     (50,096)
                                                     ----------------        ----------------       ---------------------
     Total gains (losses) recognized in
        income from derivatives                      $         (9,760)       $             63       $             (47,989)
                                                     ================        ================       =====================

                                                                              DECEMBER 31, 2014
                                                     --------------------------------------------------------------------
                                                       NET REALIZED
                                                     INVESTMENT GAINS         NET INVESTMENT
                                                         (LOSSES)                INCOME             POLICYHOLDER BENEFITS
                                                     ----------------        ----------------       ---------------------
     Interest rate swaps                             $         68,325        $            (86)      $                  --
     Interest rate swaptions                                    3,538                      --                          --
     Interest rate futures                                     14,945                      --                         (34)
     Interest rate caps                                        (1,897)                   (414)                         --
     Interest rate floors                                          85                     (81)                         --
     TBAs                                                         601                      --                          --
     Foreign currency swaps                                     2,170                     525                          --
     Foreign currency forwards                                    (96)                     (4)                         --
     Equity futures                                           (18,223)                     --                      14,252
     Equity options                                           (12,599)                     --                      74,840
                                                     ----------------        ----------------       ---------------------
     Total gains (losses) recognized in
        income from derivatives                      $         56,849        $            (60)      $              89,058
                                                     ================        ================       =====================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7)  DERIVATIVE INSTRUMENTS (CONTINUED)

     The following tables present the amount and location of gains (losses) recognized in income from derivatives (Continued):

                                                                              DECEMBER 31, 2013
                                                     --------------------------------------------------------------------
                                                       NET REALIZED
                                                     INVESTMENT GAINS         NET INVESTMENT
                                                         (LOSSES)                INCOME             POLICYHOLDER BENEFITS
                                                     ----------------        ----------------       ---------------------
     Interest rate swaps                             $        (50,040)       $            (87)      $                  --
     Interest rate swaptions                                   (3,054)                     --                          --
     Interest rate futures                                    (18,085)                     --                         (29)
     Interest rate caps                                         1,807                      --                          --
     Interest rate floors                                        (270)                   (601)                         --
     TBAs                                                         (68)                     --                          --
     Foreign currency swaps                                     2,562                     489                          --
     Foreign currency forwards                                   (205)                    (18)                         --
     Equity futures                                           (25,137)                     --                      15,915
     Equity options                                           (40,134)                     --                      87,204
                                                     ----------------        ----------------       ---------------------
     Total gains (losses) recognized in
        income from derivatives                      $       (132,624)       $           (217)      $             103,090
                                                     ================        ================       =====================

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $170,541 and $203,232 at December 31, 2015 and 2014,
     respectively, and the Company delivered collateral in the amount of $19,698 and $21,561 at December 31, 2015 and 2014, respectively. The Company maintained ownership of any collateral delivered.

     EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7)  DERIVATIVE INSTRUMENTS (CONTINUED)

     EMBEDDED DERIVATIVES (CONTINUED)

     The following table presents the fair value of the Company's embedded derivatives at December 31:

                                                                 2015          2014
                                                               ---------     ----------
     Embedded derivatives within annuity products:
       Minimum guaranteed withdrawal benefits                  $ (48,828)    $  (36,107)
       Minimum guaranteed accumulation benefits                      (23)            --
       Guaranteed payout floors                                   (5,661)        (5,802)
       Other                                                      (5,129)        (5,384)

     Embedded derivatives within life insurance products:
       Equity-linked index credits                             $ (97,567)    $ (144,210)

     The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

                                                             2015         2014        2013
                                                           ---------   ---------   ---------
     Embedded derivatives within annuity products:
       Net realized investment gains (losses)              $ (12,603)  $ (42,763)  $  61,137
       Policyholder benefits                                     255        (912)       (365)

     Embedded derivatives within life insurance products:
       Policyholder benefits                               $  46,643   $ (23,595)  $ (65,780)

     At December 31, 2015 and 2014, fixed maturity and equity securities with a carrying value of $19,698 and $21,561, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

(8)  VARIABLE INTEREST ENTITIES

     The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

     The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

     CONSOLIDATED VIES

     As of December 31, 2015 and 2014, there were no material investments or relationships that were consolidated as a VIE.

     NON-CONSOLIDATED VIES

     The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See Note 6 for details regarding the carrying amount and classification of these assets.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(8)  VARIABLE INTEREST ENTITIES (CONTINUED)

     NON-CONSOLIDATED VIES (CONTINUED)

     In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $596,619 and $536,921 and the maximum exposure was $898,937 and $833,195 at December 31, 2015 and 2014, respectively.

(9)  NET FINANCE RECEIVABLES

     The Company's finance receivables are segmented by direct installment loans, retail installment notes and direct mail loans.

     Finance receivables as of December 31 were as follows:

                                                2015                   2014(1)
                                           ----------------       ----------------
     Direct installment loans              $        339,308       $        319,499
     Retail installment notes                        58,528                 57,296
     Direct mail loans                               19,026                 25,879
                                           ----------------       ----------------
       Gross finance receivables                    416,862                402,674
     Accrued interest and charges                     7,173                  6,731
     Unearned finance charges                      (118,638)              (114,273)
     Allowance for losses                           (16,338)               (15,789)
                                           ----------------       ----------------
       Finance receivables, net            $        289,059       $        279,343
                                           ================       ================

     (1) Certain prior year amounts have been reclassified to conform to 2015 presentation.

     Direct installment loans consist of discount basis loans and interest-bearing loans, and generally have a maximum term of 84 months. The retail installment notes are principally discount basis loans with borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Direct mail loans are principally originated through targeted direct mail campaigns, and generally have a maximum term of 30 months.

     Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2015 were as follows:

                                                       DIRECT LOANS      RETAIL NOTES        DIRECT MAIL          TOTAL
                                                     ----------------   ----------------  ----------------  ----------------
     2015                                            $          1,659   $            194  $             41  $          1,894
     2016                                                      16,933              7,109             2,464            26,506
     2017                                                      78,047             21,996             9,228           109,271
     2018                                                     127,567             12,304             3,295           143,166
     2019                                                      16,722                622                 5            17,349
     2020 and thereafter                                           34                  4                --                38
                                                     ----------------   ----------------  ----------------  ----------------
       Total finance receivables, net of unearned
        finance charges                              $        240,962   $         42,229  $         15,033           298,224
                                                     ================   ================  ================
     Accrued interest                                                                                                  7,173
     Allowance for losses                                                                                            (16,338)
                                                                                                            ----------------
         Finance receivables, net                                                                           $        289,059
                                                                                                            ================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9)  NET FINANCE RECEIVABLES (CONTINUED)

     All segments are reported on a contractual past-due aging. Past-due accounts, net of unearned finance charges, as of December 31, were as follows:

                                                                               2015             2014(1)
                                                                         ----------------   ----------------
     Direct installment loans:
       30-60 days past due                                               $          9,204   $          8,063
       61-90 days past due                                                          5,353              4,831
       91 days or more past due                                                    15,217             13,707
                                                                         ----------------   ----------------
        Total direct installment loans                                             29,774             26,601
     Retail installment notes:
       30-60 days past due                                                            833                688
       61-90 days past due                                                            418                360
       91 days or more past due                                                     1,111              1,087
                                                                         ----------------   ----------------
        Total retail installment notes                                              2,362              2,135
     Direct mail loans:
       30-60 days past due                                                            341                718
       61-90 days past due                                                            273                530
       91 days or more past due                                                     1,038              1,181
                                                                         ----------------   ----------------
        Total retail installment notes                                              1,652              2,429
                                                                         ----------------   ----------------
          Total gross finance receivables past due                       $         33,788   $         31,165
                                                                         ================   ================

     Percentage of finance receivables, net of unearned finance charges              11.3%              10.8%

(1) Certain prior year amounts have been reclassified to conform to 2015 presentation.

     The ratio of the allowance for losses to total finance receivables, net of unearned finance charges was 5.3% at both December 31, 2015 and 2014.

     Changes in the allowance for losses for the years ended December 31 were as follows:

                                         2015               2014              2013
                                   ----------------   ----------------   ----------------
     Balance at beginning of year  $         15,789   $         14,781   $         13,396
     Provision for credit losses             16,832             14,052             11,635
     Charge-offs                            (22,399)           (18,240)           (15,030)
     Recoveries                               6,116              5,196              4,780
                                   ----------------   ----------------   ----------------
     Balance at end of year        $         16,338   $         15,789   $         14,781
                                   ================   ================   ================

     The following table provides additional information about the allowance for losses as of December 31:

                                                                          2015       2014
                                                                       ---------   ---------
     Non-impaired gross finance receivables:
       Gross receivables balance                                       $ 410,317   $ 394,745
       General reserves                                                   16,081      15,478

     Impaired gross finance receivables (including TDRs):
       Gross receivables balance                                       $   6,545   $   7,929
       General reserves                                                      257         311

     All loans, excluding TDRs, deemed to be impaired are placed on non-accrual status. The Company had no impaired loans at December 31, 2015 and 2014.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9)  NET FINANCE RECEIVABLES (CONTINUED)

     Net investment in receivables on which the accrual of finance charges and interest were suspended and which are being accounted for on a cash basis as of December 31:

                                           2015             2014(1)
                                     ----------------  ----------------
     Non-accrual balances:
       Direct installment loans      $         26,057  $         23,075
       Retail installment notes                 1,159             1,133
       Direct mail loans                        1,310             2,022
                                     ----------------  ----------------
         Total non-accrual balances  $         28,526  $         26,230
                                     ================  ================

     (1) Certain prior year amounts have been reclassified to conform to 2015 presentation.

     There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2015 and 2014.

     Loans classified as TDRs were $6,545 and $7,929 at December 31, 2015 and 2014, respectively. The number of loans classified as TDR accounts were 2,951 and 3,365 at December 31, 2015 and 2014, respectively. For the years ended December 31, 2015 and 2014, the Company modified $8,591 and $10,005, respectively, of loans for borrowers experiencing financial difficulties, which are classified as TDRs. For loans modified as TDRs during 2015, $2,284 subsequently experienced a payment default, during 2015. For loans modified as TDRs during 2014, $3,959 subsequently experienced a payment default during 2014. The Company recognized interest income of $1,240, $1,458 and $1,383 from loans classified as TDRs for the years ended December 31, 2015, 2014 and 2013, respectively.

     The Company monitors the credit quality of its financing receivables by loan segment. Within the loan segments, there are borrower types that include new, existing, former, refinance and retail borrowers. New borrowers include first-time customers where the Company has limited lending and repayment history and would generally have a slightly higher risk profile than existing and former borrowers. Existing and former borrowers generally have the lowest credit risk profile as the Company already has an established lending and repayment history with these customers. Refinance borrowers include customers that have borrowed less than 10% of the current loan balance. The refinance borrower type includes a segment of TDR loans that have had terms of the original loan(s) modified without the receipt of additional consideration. This segment of refinance borrower would have a higher credit risk as the borrower has previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers include customers that are typically first-time customers. The risk profile is lower with this type of first-time customer as a result of the security associated with the account. The Company also monitors credit risk by continually tracking customer payment performance.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9)  NET FINANCE RECEIVABLES (CONTINUED)

     The following summary is an assessment of the gross finance receivables by class, segment, and credit quality indicator reviewed as of December 31, 2015 and 2014. The Company's credit risk profiles are based on customer type, customer creditworthiness, and customer performance.

                                                                       2015             2014(1)
                                                                 ----------------  ----------------
     Customer type:
        New borrower                                             $         54,763  $         50,347
        Former borrower                                                    28,125            33,573
        Existing borrower                                                 264,590           242,089
        Refinance borrower                                                 10,856            19,369
        Retail borrower                                                    58,528            57,296
                                                                 ----------------  ----------------
          Total gross finance receivables                        $        416,862  $        402,674
                                                                 ================  ================

     Customer creditworthiness:
        Non-bankrupt gross finance receivables:
          Direct installment loans                               $        337,952  $        318,360
          Retail installment notes                                         58,410            57,178
          Direct mail borrower                                             19,003            25,858
                                                                 ----------------  ----------------
             Total non-bankrupt gross finance receivables                 415,365           401,396
        Bankrupt gross finance receivables:
          Direct installment loans                                          1,356             1,139
          Retail installment notes                                            118               118
          Direct mail borrower                                                 23                21
                                                                 ----------------  ----------------
             Total bankrupt gross finance receivables                       1,497             1,278
                                                                 ----------------  ----------------
               Total gross finance receivables                   $        416,862  $        402,674
                                                                 ================  ================

     Customer payment performance:
        Direct installment loans:
          Contractually performing, current to 30 days past due  $        299,874  $        284,241
          Contractually performing, 31 to 60 days past due                 12,722            11,175
          Contractually nonperforming, 61 or more days past due            26,712            24,083
                                                                 ----------------  ----------------
             Total direct installment loans                               339,308           319,499
        Retail installment notes:
          Contractually performing, current to 30 days past due            55,610            54,686
          Contractually performing, 31 to 60 days past due                  1,077               885
          Contractually nonperforming, 61 or more days past due             1,841             1,725
                                                                 ----------------  ----------------
             Total retail installment notes                                58,528            57,296
        Direct mail loans:
          Contractually performing, current to 30 days past due            17,084            22,909
          Contractually performing, 31 to 60 days past due                    405               909
          Contractually nonperforming, 61 or more days past due             1,537             2,061
                                                                 ----------------  ----------------
             Total direct mail loans                                       19,026            25,879
                                                                 ----------------  ----------------
               Total gross finance receivables                   $        416,862  $        402,674
                                                                 ================  ================

(1) Certain prior year amounts have been reclassified to conform to 2015 presentation.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES

     Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                                2015               2014               2013
                                                          ----------------   ----------------   ----------------
     Computed income tax expense                          $        120,459   $        165,865   $         80,528
     Difference between computed and actual tax expense:
        Dividends received deduction                               (23,286)           (20,615)           (19,977)
        Tax credits                                                 (3,639)            (2,790)            (2,079)
        Change in valuation allowance                                   --                 --                 (8)
        Expense adjustments and other                                  646                 66               (150)
                                                          ----------------   ----------------   ----------------
          Total income tax expense                        $         94,180   $        142,526   $         58,314
                                                          ================   ================   ================

     The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                                   2015              2014
                                                             ----------------  ----------------
     Deferred tax assets:
        Policyholder liabilities                             $         68,415  $         88,613
        Pension, postretirement and other benefits                     18,759            21,629
        Tax deferred policy acquisition costs                         226,386           204,865
        Deferred gain on individual disability coinsurance              2,997             3,802
        Net realized capital losses                                    14,965            84,756
        Other                                                          17,132            17,822
                                                             ----------------  ----------------
          Gross deferred tax assets                                   348,654           421,487

     Deferred tax liabilities:
        Deferred policy acquisition costs                             350,097           275,242
        Premiums                                                       26,082            20,464
        Real estate and property and equipment depreciation             6,133             5,474
        Basis difference on investments                                19,948            83,364
        Net unrealized capital gains                                  105,404           268,124
        Ceding commissions and goodwill                                12,714            12,590
        Other                                                          34,766            32,015
                                                             ----------------  ----------------
          Gross deferred tax liabilities                              555,144           697,273
                                                             ----------------  ----------------
             Net deferred tax liability                      $        206,490  $        275,786
                                                             ================  ================

     As of December 31, 2015 and 2014, management determined that no valuation allowance was needed related to tax benefits of certain state operating loss carryforwards or for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized.

     The increase (decrease) in deferred tax asset valuation allowance for the years ended December 31, 2015, 2014, and 2013, was $0, $0 and $(8),
     respectively.

     At December 31, 2015, the Company had a capital loss carryforward of $179 which expires in 2017.

     Income taxes paid for the years ended December 31, 2015, 2014 and 2013, were $53,003, $132,411 and $110,962, respectively.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES (CONTINUED)

     A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                      2015              2014
                                                               ----------------   ----------------
     Balance at beginning of year                              $          2,925   $          9,855
     Additions based on tax positions related to current year               998              1,323
     Reductions for tax positions of prior years                         (1,211)            (8,253)
                                                               ----------------   ----------------
     Balance at end of year                                    $          2,712   $          2,925
                                                               ================   ================

     Included in the balance of unrecognized tax benefits at December 31, 2015 are potential benefits of $2,712 that, if recognized, would affect the effective tax rate on income from operations.

     As of December 31, 2015, accrued interest and penalties of $44 are recorded as current income tax liabilities on the consolidated balance sheets and $3 is recognized as a current income tax benefit on the consolidated statements of operations and comprehensive income (loss).

     At December 31, 2015, the Company believes it is reasonably possible that the liability related to any federal or foreign tax loss contingencies may significantly increase within the next 12 months. However, an estimate of the reasonably possible increase cannot be made at this time.

     During 2015, the IRS completed their audit of the 2012 consolidated federal tax return for Minnesota Mutual Companies, Inc. and Subsidiaries (MMC) on a fully agreed basis, resulting in a refund which was received during 2015. The IRS had informed MMC that it did not intend to audit the MMC consolidated tax return for year 2013. Subsequently, in late 2015, MMC filed an amended 2013 consolidated return. The IRS has not communicated their audit plans for the amended items within the 2013 consolidated return or for the 2014 consolidated return. During 2015, the Company received refunds that it had accrued in prior years relating to the 2008 and 2009 consolidated returns. The Company may incur additional taxes owed or refunded for these years as a result of open IRS audits of limited partnerships in which the Company had invested. The Company believes that any additional taxes assessed or refunded as a result of these examinations will not have a material impact on its financial position.

(11) EMPLOYEE BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT PLANS

     The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, a subsidiary of the Company has a non-contributory defined benefit plan covering all the employees of the subsidiary who are 21 years of age or older and have completed one year of service. Benefits are based upon years of participation and the employee's average monthly compensation. During 2014, the Company amended the agents plan effective January 1, 2015 to cease all future benefit accruals.

     The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                       PENSION BENEFITS                      OTHER BENEFITS
                                               -----------------------------------   -----------------------------------
                                                      2015              2014               2015              2014
                                               ----------------   ----------------   ----------------   ----------------
     Change in benefit obligation:
     Benefit obligation at beginning of year   $         79,734   $         66,861   $          6,399   $          5,750
     Service cost                                         1,364              1,665                192                132
     Interest cost                                        3,323              3,317                219                249
     Actuarial loss (gain)                               (4,901)            11,096               (715)               681
     Benefits paid                                       (3,820)            (3,205)              (281)              (413)
                                               ----------------   ----------------   ----------------   ----------------
     Benefit obligation at end of year         $         75,700   $         79,734   $          5,814   $          6,399
                                               ================   ================   ================   ================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows (Continued):

                                                           PENSION BENEFITS                      OTHER BENEFITS
                                                 ------------------------------------   -----------------------------------
                                                       2015                2014               2015              2014
                                                 ----------------    ----------------   ----------------   ----------------
     Change in plan assets:
     Fair value of plan assets at beginning
       of year                                   $         68,811    $         63,882   $             --   $             --
     Actual return on plan assets                           1,318               3,581                 --                 --
     Employer contribution                                  4,073               4,553                281                413
     Benefits paid                                         (3,820)             (3,205)              (281)              (413)
                                                 ----------------    ----------------   ----------------   ----------------
     Fair value of plan assets at end of year    $         70,382    $         68,811   $             --   $             --
                                                 ================    ================   ================   ================

     Net amount recognized:
     Funded status                               $         (5,318)   $        (10,923)  $         (5,814)  $         (6,399)

     Amounts recognized on the consolidated
       balance sheets:
     Prepaid benefit cost                        $             --    $             --   $             --   $             --
     Accrued benefit cost                                  (5,318)            (10,923)            (5,814)            (6,399)
                                                 ----------------    ----------------   ----------------   ----------------
     Net amount recognized                       $         (5,318)   $        (10,923)  $         (5,814)  $         (6,399)
                                                 ================    ================   ================   ================

     Weighted average assumptions used to
       determine benefit obligations:
     Discount rate                                           4.09%               3.77%              3.95%              3.74%
     Rate of compensation increase                           4.00%               4.00%                --                 --

     Weighted average assumptions used to
       determine net periodic benefit costs:
     Expected long-term return on plan assets                5.16%               5.12%                --                 --
     Discount rate                                           3.77%               4.64%              3.74%              4.49%
     Rate of compensation increase                           4.00%               4.50%                --                 --

     Components of net periodic benefit cost:
     Service cost                                $          1,364    $          1,665   $            192   $            132
     Interest cost                                          3,323               3,317                219                249
     Expected return on plan assets                        (3,439)             (3,157)                --                 --
     Prior service benefit amortization                       (80)                (80)              (895)              (492)
     Recognized net actuarial loss (gain)                   1,585                 526               (153)              (644)
                                                 ----------------    ----------------   ----------------   ----------------
     Net periodic benefit cost                   $          2,753    $          2,271   $           (637)  $           (755)
                                                 ================    ================   ================   ================

     Other changes in plan assets and benefit
       obligations recognized in other
       comprehensive income (loss):
     Net gain (loss)                             $          2,780    $        (10,672)  $            715   $           (681)
     Amortization of net loss (gain)                        1,585                 526               (153)              (644)
     Amortization of prior service benefit                    (80)                (80)              (895)              (492)
                                                 ----------------    ----------------   ----------------   ----------------
     Total recognized in other comprehensive
       income (loss)                             $          4,285    $        (10,226)  $           (333)  $         (1,817)
                                                 ================    ================   ================   ================

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows (Continued):

                                                             PENSION BENEFITS                      OTHER BENEFITS
                                                  ------------------------------------   ----------------------------------
                                                        2015              2014               2015              2014
                                                  ----------------    ----------------   ----------------  ----------------
     Amounts recognized in accumulated
       other comprehensive income:
     Net actuarial gain (loss)                    $        (16,386)   $        (20,751)  $          2,177  $          1,615
     Prior service benefit                                     615                 695              1,655             2,550
                                                  ----------------    ----------------   ----------------  ----------------
     Accumulated other comprehensive income
       (loss) at end of year                      $        (15,771)   $        (20,056)  $          3,832  $          4,165
                                                  ================    ================   ================  ================

     Accumulated benefit obligation               $         71,508    $         75,094   $          5,814  $          6,399

     Plans with accumulated benefit obligation
       in excess of plan assets:
     Projected benefit obligation                 $         45,570    $         49,067
     Accumulated benefit obligation                         45,570              49,067
     Fair value of plan assets                              42,379              40,847

     Prepaid benefit costs are included in other assets and accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

     The Company updated its mortality assumption as of December 31, 2015 and December 31, 2014 with respect to its pension and postretirement benefit obligations as a result of a review of plan experience following the Society of Actuaries 2014 report on mortality tables and expected future improvements in mortality rates and the subsequent 2015 update of revised future improvements in mortality rates. The assumption changes are a component of the net actuarial gain (loss) and resulted in a benefit obligation decrease and increase in 2015 and 2014, respectively.

     The estimated prior service credit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2016 are $80 and $968, respectively. The estimated prior service credit and net actuarial gain for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2016 are $276 and $177, respectively. In 2016, the Company expects to contribute any amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

     Estimated future benefit payments for pension and other postretirement plans:

                                                                              PENSION                             MEDICARE
                                                                             BENEFITS        OTHER BENEFITS       SUBSIDY
                                                                          ---------------    ---------------   --------------
     2016                                                                 $         3,380    $           388   $           --
     2017                                                                           3,513                374               --
     2018                                                                           3,648                360               --
     2019                                                                           3,745                338               --
     2020                                                                           3,701                343               --
     2021 - 2025                                                                   20,622              1,857               --

     For measurement purposes, the assumed health care cost trend rates start at 7.20% in 2015 and decrease gradually to 4.75% for 2022 and remain at that level thereafter. For 2014, the assumed health care cost trend rates start at 7.50% in 2014 and decrease gradually to 5.00% for 2019 and remain at that level thereafter.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2015 and 2014. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2015 by $75 and the service cost and interest cost components of net periodic benefit costs for 2015 by $6. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2015 by $66 and the service cost and interest cost components of net periodic postretirement benefit costs for 2015 by $5.

     To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury spot curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equity securities, fixed maturity securities and other investments.

     The target asset allocation as of December 31, 2015, for each of the broad investment categories, weighted for all plans combined is as follows:

      Equity securities                                               14% to 26%
      Fixed maturity securities                                       14% to 26%
      Insurance company general account                               60% to 62%
      Other                                                            0% to  2%

     The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                   2015              2014
                                             ----------------  ----------------
      Equity securities                                    19%               20%
      Fixed maturity securities                            21%               20%
      Insurance company general account                    60%               60%

     Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

     The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

     At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

     The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2015 and 2014. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds and actively-traded equity securities.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

     PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

     The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:

     DECEMBER 31, 2015                                 LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
     -----------------------------------------     --------------    --------------   -------------   -------------
     Investments in pooled separate accounts       $           --    $       28,003   $          --   $      28,003
     Insurance company general account                         --                --          42,379          42,379
                                                   --------------    --------------   -------------   -------------
       Total financial assets                      $           --    $       28,003   $      42,379   $      70,382
                                                   ==============    ==============   =============   =============

     DECEMBER 31, 2014                                 LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
     -----------------------------------------     --------------    --------------   -------------   -------------
     Investments in pooled separate accounts       $           --    $       27,964   $          --   $      27,964
     Insurance company general account                         --                --          40,847          40,847
                                                   --------------    --------------   -------------   -------------
       Total financial assets                      $           --    $       27,964   $      40,847   $      68,811
                                                   ==============    ==============   =============   =============

     INVESTMENTS IN POOLED SEPARATE ACCOUNTS

     Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. Investments in pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by asset management firms with little readily determinable public pricing information.

     INSURANCE COMPANY GENERAL ACCOUNT

     Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities. The deposits in the insurance company general account are classified as Level 3 as fair value is based on unobservable inputs.

     The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2015:

                                                                                                PURCHASES,
                                                      BALANCE AT      TOTAL APPRECIATION        SALES AND         BALANCE AT
                                                     BEGINNING OF   (DEPRECIATION) IN FAIR     SETTLEMENTS,         END OF
                                                         YEAR                VALUE                 NET               YEAR
                                                    --------------  ----------------------   ----------------   ----------------
       Insurance company general account            $       40,847  $                1,532   $             --   $         42,379

     The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2014:

                                                                                                PURCHASES,
                                                      BALANCE AT      TOTAL APPRECIATION        SALES AND         BALANCE AT
                                                     BEGINNING OF   (DEPRECIATION) IN FAIR     SETTLEMENTS,         END OF
                                                         YEAR                VALUE                 NET               YEAR
                                                   ---------------   ---------------------   ----------------   ----------------
       Insurance company general account           $        39,285   $               1,562   $             --   $         40,847

     Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ending December 31, 2015 and 201. There were no transfers in to or out of level 3 for the years ending December 31, 2015 and 2014.

     The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11)  EMPLOYEE BENEFIT PLANS (CONTINUED)

      PROFIT SHARING PLANS

      The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rates and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2015, 2014, and 2013 of $1,551, $1,555, and $1,392, respectively.

(12) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

      Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

                                                     2015            2014             2013
                                                --------------  --------------   --------------
          Balance at January 1                  $      550,947  $      566,748   $      588,067
                Less: reinsurance recoverable          475,074         489,863          521,028
                                                --------------  --------------   --------------
          Net balance at January 1                      75,873          76,885           67,039
                                                --------------  --------------   --------------
          Incurred related to:
                Current year                           123,616         115,886          103,670
                Prior years                              3,929          (2,701)             453
                                                --------------  --------------   --------------
          Total incurred                               127,545         113,185          104,123
                                                --------------  --------------   --------------
          Paid related to:
                Current year                            74,695          73,750           63,762
                Prior years                             46,992          40,447           30,515
                                                --------------  --------------   --------------
          Total paid                                   121,687         114,197           94,277
                                                --------------  --------------   --------------
          Net balance at December 31                    81,731          75,873           76,885
                Plus: reinsurance recoverable          449,072         475,084          489,863
                                                --------------  --------------   --------------
          Balance at December 31                $      530,803  $      550,947   $      566,748
                                                ==============  ==============   ==============

      In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

      As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred increased (decreased) by $3,929, $(2,701), and $453 in 2015, 2014, and 2013, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(13)  REINSURANCE

      In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

      Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(13)  REINSURANCE (CONTINUED)

      The effect of reinsurance on premiums for the years ended December 31 was as follows:

                                 2015             2014             2013
                            --------------   --------------   --------------
       Direct premiums      $    2,861,954   $    2,623,272   $    2,317,613
       Reinsurance assumed           8,760           35,056           31,925
       Reinsurance ceded          (650,247)        (619,019)        (557,332)
                            --------------   --------------   --------------
            Net premiums    $    2,220,467   $    2,039,309   $    1,792,206
                            ==============   ==============   ==============

      Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss) were $639,260, $560,918 and $512,532 during 2015, 2014, and 2013, respectively.

(14)  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

      The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

      The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

      The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations and comprehensive income
      (loss). For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations and comprehensive income (loss). There were no investment gains or losses on transfers of assets from the general account to the separate account during 2015, 2014 or 2013.

      The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

      At December 31, the Company had the following variable annuity contracts with guarantees:

                                                                      2015              2014
                                                                ----------------  ----------------
       Return of net deposits:
         In the event of death
           Account value                                        $      4,087,650  $      3,907,904
           Net amount at risk                                   $         46,211  $          4,632
           Average attained age of contractholders                          62.2              61.4
         As withdrawals are taken
           Account value                                        $        305,870  $        294,706
           Net amount at risk                                   $             51  $             60
           Average attained age of contractholders                          69.1              68.7

       Return of net deposits plus a minimum return:
         In the event of death
           Account value                                        $        245,369  $        226,257
           Net amount at risk                                   $         32,351  $         17,479
           Average attained age of contractholders                          68.5              67.7
         At annuitization
           Account value                                        $        487,548  $        566,637
           Net amount at risk                                   $          1,878  $          1,126
           Weighted average period remaining until expected
             annuitization (in years)                                        3.6               4.4
         As withdrawals are taken
           Account value                                        $      2,591,162  $      2,314,181
           Net amount at risk                                   $          1,586  $          1,403
           Average attained age of contractholders                          63.6              63.2

       Highest specified anniversary account value:
         In the event of death
           Account value                                        $        706,207  $        774,010
           Net amount at risk                                   $         34,185  $          6,714
           Average attained age of contractholders                          62.9              62.1
         Account value adjustment on 10th contract anniversary
           Account value                                        $         21,654  $             --
           Net amount at risk                                   $             --  $             --
           Average attained age of contractholders                          58.8                --

       Guaranteed payout annuity floor:
           Account value                                        $         47,899  $         52,994
           Net amount at risk                                   $            557  $            287
           Average attained age of contractholders                          74.4              73.5

      At December 31, the Company had the following universal life and variable life contracts with guarantees:

                                                                      2015              2014
                                                                ----------------  ----------------
       Account value (general and separate accounts)            $      6,018,267  $      5,402,575
       Net amount at risk                                       $     52,696,878  $     49,383,440
       Average attained age of policyholders                                50.0              49.0

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

      Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2015 were as follows:

                                                                                     MINIMUM
                                          MINIMUM                                   GUARANTEED
                                      GUARANTEED DEATH         GUARANTEED         WITHDRAWAL AND
                                         AND INCOME          PAYOUT ANNUITY        ACCUMULATION     UNIVERSAL LIFE AND
                                          BENEFITS               FLOOR               BENEFIT          VARIABLE LIFE
                                     ------------------   -------------------   ------------------  ------------------
       Balance at beginning of year  $            4,708   $             5,802   $           36,107  $           73,534
       Incurred guarantee benefits                4,533                  (108)              12,744              42,158
       Paid guaranteed benefits                    (661)                  (33)                  --             (17,636)
                                     ------------------   -------------------   ------------------  ------------------
       Balance at end of year        $            8,580   $             5,661   $           48,851  $           98,056
                                     ==================   ===================   ==================  ==================

      Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2014 were as follows:

                                          MINIMUM
                                      GUARANTEED DEATH         GUARANTEED            MINIMUM
                                         AND INCOME          PAYOUT ANNUITY         GUARANTEED      UNIVERSAL LIFE AND
                                          BENEFITS               FLOOR          WITHDRAWAL BENEFIT     VARIABLE LIFE
                                     ------------------   -------------------   ------------------  ------------------
       Balance at beginning of year  $            2,723   $             5,698   $           (6,551) $           62,168
       Incurred guarantee benefits                2,648                   158               42,658              23,496
       Paid guaranteed benefits                    (663)                  (54)                  --             (12,130)
                                     ------------------   -------------------   ------------------  ------------------
       Balance at end of year        $            4,708   $             5,802   $           36,107  $           73,534
                                     ==================   ===================   ==================  ==================

      The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

      The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2015 and 2014 (except where noted otherwise):

      - Data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.
      - Mean investment performance was 5.45% and is consistent with DAC projections over a 10 year period.
      - Annualized monthly standard deviation was 15.28% and 17.32% for 2015 and 2014, respectively.
      -     Assumed mortality was 100% of the A2000 table.
      - Lapse rates varied by contract type and policy duration, ranging from 1.00% to 15.00% with an average of 8.00%.
      - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

      The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2015 and 2014 (except where noted otherwise):

      - Separate account investment performance assumption was 7.50% and 8.00% for 2015 and 2014, respectively.
      -     Assumed mortality was 100% of pricing levels.
      -     Lapse rates varied by policy duration, ranging from 2.00% to 9.00%.
      - Long-term general account discount rate grades up to 6.50% over ten years and 7.00% over five years for 2015 and 2014, respectively.
      - Separate account discount rate was 7.23% and 7.73% for 2015 and 2014, respectively

      Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                         VARIABLE ANNUITY CONTRACTS            VARIABLE LIFE CONTRACTS
                     ----------------------------------  ----------------------------------
                           2015              2014              2015              2014
                     ----------------  ----------------  ----------------  ----------------
       Equity        $      2,189,978  $      2,352,820  $      1,605,711  $      1,625,599
       Bond                   892,847           922,410           216,416           225,118
       Balanced             1,762,247         1,430,136           340,120           344,188
       Money market            48,317            48,836            30,659            25,966
       Mortgage                57,774            59,856            34,241            75,538
       Real estate             88,063            94,113            68,243            90,112
                     ----------------  ----------------  ----------------  ----------------
         Total       $      5,039,226  $      4,908,171  $      2,295,390  $      2,386,521
                     ================  ================  ================  ================

(15)  UNREMITTED PREMIUMS AND CLAIMS PAYABLE

      The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2015 and 2014, the liability associated with unremitted premiums and claims payable was $33,453 and $28,805, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2015 and 2014, the Company had restricted the use of $33,453 and $28,805, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

(16)  SHORT-TERM AND LONG-TERM DEBT

      Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principle balance. Short-term debt is debt coming due in the next 12 months.

      SHORT-TERM DEBT

      The following table provides a summary of short-term debt and related collateral for that debt as of December 31:

                                                  LIABILITY                       COLLATERAL
                                       -------------------------------  ------------------------------
                                             2015            2014            2015            2014
                                       ---------------  --------------  --------------  --------------
       Reverse repurchase agreement    $        50,000  $       50,000  $       52,816  $       53,105

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(16)  SHORT-TERM AND LONG-TERM DEBT (CONTINUED)

      SHORT-TERM DEBT (CONTINUED)

      Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The contractual maturity of any reverse repurchase agreement does not exceed three months. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by fixed maturity RMBS securities which are included in fixed maturity securities available-for-sale on the consolidated balance sheets. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded as a general operating expense on the consolidated statements of operations and comprehensive income (loss).

      LONG-TERM DEBT

      The following table provides a summary of long-term debt as of December
      31:

                                                        LIABILITY
                                          ------------------------------------
                                                2015                2014
                                          ----------------    ----------------
       Surplus notes                      $        118,000    $        118,000
       Federal Home Loan Bank borrowings           250,000             275,000
                                          ----------------    ----------------
        Total long-term debt              $        368,000    $        393,000
                                          ================    ================

      In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company.

      All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2015 and 2014, the accrued interest was $2,832. Interest paid on the surplus notes for the years ended December 31, 2015, 2014 and 2013 was $9,735, $9,735 and $9,735, respectively.

      The issuance costs of $1,421 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2015 and 2014, accumulated amortization was $1,019 and $974, respectively.

      The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. The outstanding borrowings at December 31, 2015 have a maturity of seven years with principal due at that time. The Company pledged $299,718 of fixed maturity securities as collateral as of December 31, 2015. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $4,976 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The Company also currently holds FHLB common stock of $20,000, as required. The FHLB common stock is not classified as available-for-sale and is carried at cost, which approximates fair value, and is recorded in other invested assets in the consolidated balance sheets.

      At December 31, 2015, the aggregate minimum annual long-term debt maturities for the next five years and thereafter are as follows: 2016, $0; 2017, $0; 2018, $0; 2019, $100,000; 2020, $50,000; thereafter,
      $218,000.

      Total interest paid by the Company for the years ended December 31, 2015, 2014 and 2013 was $10,601, $10,303 and $10,115, respectively.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(17)  BUSINESS COMBINATIONS

      During 2015, the Company acquired the account rights of a certain insurance agency. The aggregate purchase price of $725 was allocated to various assets and liabilities including $658 to finite-lived intangible assets and $67 to goodwill. During 2015, the Company completed the fair value evaluation of assets acquired related to 2014 business combinations, which resulted in a decrease to goodwill of $91.

      On December 31, 2014, the Company acquired a controlling interest in an insurance asset manager. Also during 2014, the Company acquired the account rights of an insurance agency, a financial services system provider and a digital marketing development stage company. The acquisitions strengthen the Company's commitment in related businesses and support long-term growth strategies. The total consideration transferred and fair value of noncontrolling interests for these acquisitions was $68,716 and $31,493, respectively. Various assets and liabilities were recognized including $37,531 of finite-lived intangible assets and $63,945 of goodwill.

      During 2013, the Company acquired the account rights of certain insurance agencies. The aggregate purchase price of $10,696 was allocated to various assets and liabilities including $5,653 to finite-lived intangible assets and $4,481 to goodwill.

      The amount of acquisition-related additional cash consideration the Company may have to pay in 2016 and future years if certain thresholds are attained is $6,300 of which $4,861 was accrued at December 31, 2015.

(18)  GOODWILL AND INTANGIBLE ASSETS

      The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                                     2015               2014
                                               ----------------   ----------------
       Balance at beginning of year            $        109,102   $         45,156
       Additions                                             67             63,946
       Adjustments to prior year acquisitions               (91)                --
                                               ----------------   ----------------
       Balance at end of year                  $        109,078   $        109,102
                                               ================   ================

      Goodwill is not amortized but instead is subject to impairment tests. There were no impairments for the years ended December 31, 2015, 2014, and 2013.

      The amount of finite-lived intangible assets, excluding the VOBA, included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                                       DECEMBER 31, 2015                     DECEMBER 31, 2014
                                             ------------------------------------  ------------------------------------
                                               GROSS                       NET       GROSS                       NET
                                              CARRYING    ACCUMULATED   CARRYING    CARRYING     ACCUMULATED   CARRYING
                                               AMOUNT    AMORTIZATION    AMOUNT      AMOUNT     AMORTIZATION    AMOUNT
                                             ----------  ------------  ----------  -----------  ------------  ---------
      Customer relationships                 $   60,802  $    (27,504) $   33,298  $    60,269  $    (21,974) $  38,295
      Other                                       9,351        (6,368)      2,983        9,226        (4,790)     4,436
                                             ----------  ------------  ----------  -----------  ------------  ---------
       Total finite-lived intangible assets  $   70,153  $    (33,872) $   36,281  $    69,495  $    (26,764) $  42,731
                                             ==========  ============  ==========  ===========  ============  =========

      Finite-lived intangible assets acquired during the years ended December 31, 2015 and 2014 were $658 and $37,531 with a weighted average amortization period of 9 years and 10 years, respectively.

      The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to the expected useful lives and no intangible impairments were recorded in 2015, 2014, or 2013.

      Intangible asset amortization expense for 2015, 2014, and 2013 in the amount of $7,108, $3,416, and $2,187, respectively, is included in general operating expenses on the consolidated statements of operations and comprehensive income (loss). Projected amortization expense for the next five years is as follows: 2016, $6,244; 2017, $4,581; 2018, $4,123; 2019,
      $3,842; 2020, $3,754.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(19)  RELATED PARTY TRANSACTIONS

      The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $22,127, $21,013 and $19,590 during 2015, 2014 and 2013, respectively. As of December 31, 2015 and 2014, the amount due to Advantus under these agreements was $8,663 and $8,217, respectively.

      The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity, variable life and certain equity indexed products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $1,041, $998 and $1,046 for the years ended December 31, 2015, 2014 and 2013, respectively. The Company also recognized commission expense of $107,690, $105,218 and $113,088 for the years ended December 31, 2015, 2014 and 2013, respectively. The Company recognized commissions payable to SFS in the amounts of $2,365 and $2,322 for the years ended December 31, 2015 and 2014, respectively.

      Under a marketing services agreement with SFS, the Company collects commissions for the sale of certain insurance products. For the years ended December 31, 2015, 2014 and 2013, the Company collected commissions of $3,692, $3,062 and $2,540, respectively.

      Under an assignment agreement with SFS, 12(b)-1 fees from the Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2015, 2014 and 2013, the amounts transferred were $14,776, $13,929, and $11,556, respectively.

      The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2015 and 2014, the amount payable to the Company was $18,789 and $16,583, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2015, 2014, and 2013 were $61,317, $68,244 and $65,332, respectively. The Company also has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the years ended December 31, 2015, 2014 and 2013 was $39,038, $25,091 and $24,264, respectively. The amount payable to SFG at December 31, 2015 and 2014 was $11,293 and $536, respectively. As of December 31, 2015 and 2014, the Company also had a receivable from SFG, in the amount of $24,195 and $27,978, respectively, related to the advance of future years' defined benefit plan expenses.

      In 2015, the Company sold an additional group variable universal life policy to SFG. The Company received premiums of $7,664, $2,000 and $2,000 in 2015, 2014 and 2013, respectively, for these policies. No claims were paid during 2015, 2014 and 2013. As of December 31, 2015 and 2014, reserves held under these policies were $43,546 and $36,313, respectively.

      The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $42,632, $38,231 and $29,958 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2015, 2014 and 2013, respectively. As of December 31, 2015 and 2014, commission revenue due to the Company from its affiliates was $2,299 and $3,741, respectively.

      Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $8,471, $8,756 and $9,816 in commission expenses related to the sales of these products for the years ended December 31, 2015, 2014 and 2013, respectively.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20)  OTHER COMPREHENSIVE INCOME (LOSS)

      Comprehensive income (loss) is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

      The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below:

                                                                                                   DECEMBER 31, 2015
                                                                                     ---------------------------------------------
                                                                                         BEFORE       TAX BENEFIT       NET OF
                                                                                          TAX          (EXPENSE)         TAX
                                                                                     --------------  -------------  --------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising during the period    $     (481,442) $     168,372  $     (313,070)
        Less: Reclassification adjustment for gains (losses) included in net income          17,801         (6,231)         11,570
        Unrealized gains (losses) on securities - OTTI                                       (2,129)           745          (1,384)
        Adjustment to deferred policy acquisition costs                                     208,912        (73,119)        135,793
        Adjustment to reserves                                                               22,718         (7,951)         14,767
        Adjustment to unearned policy and contract fees                                    (106,247)        37,187         (69,060)
        Adjustment to pension and other postretirement plans                                  3,495         (1,223)          2,272
        Less: Reclassification adjustment for expenses included in net income                   457           (160)            297
                                                                                     --------------  -------------  --------------
             Other comprehensive income (loss)                                       $     (336,435) $     117,620  $     (218,815)
                                                                                     ==============  =============  ==============

                                                                                                   DECEMBER 31, 2014
                                                                                     ---------------------------------------------
                                                                                         BEFORE       TAX BENEFIT       NET OF
                                                                                          TAX          (EXPENSE)         TAX
                                                                                     --------------  -------------  --------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising during the period    $      369,382  $    (129,286) $      240,096
        Less: Reclassification adjustment for gains (losses) included in net income         (61,090)        21,381         (39,709)
        Unrealized gains (losses) on securities - OTTI                                       (2,955)         1,034          (1,921)
        Adjustment to deferred policy acquisition costs                                    (198,649)        69,527        (129,122)
        Adjustment to reserves                                                              (19,585)         6,854         (12,731)
        Adjustment to unearned policy and contract fees                                     114,854        (40,199)         74,655
        Adjustment to pension and other postretirement plans                                (11,353)         3,974          (7,379)
        Less: Reclassification adjustment for expenses included in net income                  (690)           243            (447)
                                                                                     --------------  -------------  --------------
             Other comprehensive income (loss)                                       $      189,914  $     (66,472) $      123,442
                                                                                     ==============  =============  ==============

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20)  OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

      The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below (Continued):

                                                                                       DECEMBER 31, 2013
                                                                      ----------------------------------------------------
                                                                          BEFORE          TAX BENEFIT         NET OF
                                                                            TAX            (EXPENSE)            TAX
                                                                      --------------     --------------     --------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising
           during the period                                          $     (572,782)    $      202,680     $     (370,102)
        Less: Reclassification adjustment for gains (losses)
           included in net income                                            (33,801)            11,831            (21,970)
        Unrealized gains (losses) on securities - OTTI                        (8,352)             2,923             (5,429)
        Adjustment to deferred policy acquisition costs                      246,061            (86,122)           159,939
        Adjustment to reserves                                               110,274            (38,596)            71,678
        Adjustment to unearned policy and contract fees                      (99,756)            34,915            (64,841)
        Adjustment to pension and other postretirement plans                   9,730             (3,406)             6,324
        Less: Reclassification adjustment for expenses
           included in net income                                                419               (147)               272
                                                                      --------------     --------------     --------------
             Other comprehensive income (loss)                        $     (348,207)    $      124,078     $     (224,129)
                                                                      ==============     ==============     ==============

      Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2015 were as follows:

                                                                      AMOUNT
                                                                   RECLASSIFIED
                                                                       FROM
                                                                    ACCUMULATED
                                                                       OTHER               CONSOLIDATED STATEMENT OF
                                                                   COMPREHENSIVE         OPERATIONS AND COMPREHENSIVE
                                                                      INCOME                INCOME (LOSS) LOCATION
                                                                  ---------------     ------------------------------------
    Net unrealized investment gains (losses):
       Unrealized gains (losses)                                  $          (319)    Other net realized investment gains
       Unrealized OTTI losses - OTTI on fixed maturity securities         (16,569)    OTTI on fixed maturity securities
       Unrealized OTTI losses - OTTI on other securities                     (913)    Other net realized investment gains
                                                                  ---------------
          Unrealized investment gains (losses), before
             income tax                                                   (17,801)
       Deferred income tax benefit (expense)                                6,231
                                                                  ---------------
               Unrealized investment gains (losses), net of
                  income tax                                      $       (11,570)
                                                                  ===============

    Pension and other postretirement plans (1):
       Amortization of prior service benefit                      $          (975)    General operating expenses
       Amortization of net actuarial losses                                 1,432     General operating expenses
                                                                  ---------------
          Amortization of pension and other postretirement plan
             items, before income tax                                         457
       Deferred income tax benefit (expense)                                 (160)
                                                                  ---------------
               Amortization of pension and other postretirement
                  plan items, net of income tax                   $           297
                                                                  ===============

  (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20)  OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

      Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2014 were as follows:

                                                                      AMOUNT
                                                                   RECLASSIFIED
                                                                       FROM
                                                                    ACCUMULATED
                                                                       OTHER                CONSOLIDATED STATEMENT OF
                                                                   COMPREHENSIVE          OPERATIONS AND COMPREHENSIVE
                                                                      INCOME                 INCOME (LOSS) LOCATION
                                                                  ---------------     ------------------------------------
    Net unrealized investment gains (losses):
       Unrealized gains (losses)                                  $        63,949     Other net realized investment gains
       Unrealized OTTI losses - OTTI on fixed maturity securities          (2,852)    OTTI on fixed maturity securities
       Unrealized OTTI losses - OTTI on other securities                       (7)    Other net realized investment gains
                                                                  ---------------
          Unrealized investment gains (losses), before
             income tax                                                    61,090
       Deferred income tax benefit (expense)                              (21,381)
                                                                  ---------------
               Unrealized investment gains (losses), net of
                  income tax                                      $        39,709
                                                                  ===============

    Pension and other postretirement plans (1):
       Amortization of prior service benefit                      $          (572)    General operating expenses
       Amortization of net actuarial losses                                  (118)    General operating expenses
                                                                  ---------------
          Amortization of pension and other postretirement plan
             items, before income tax                                        (690)
       Deferred income tax benefit (expense)                                  243
                                                                  ---------------
               Amortization of pension and other postretirement
                  plan items, net of income tax                   $          (447)
                                                                  ===============

    (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

   The components of accumulated other comprehensive income and related tax effects at December 31 were as follows:

                                                                                       2015                       2014
                                                                                 ---------------             --------------
      Gross unrealized gains                                                     $       513,616             $      799,275
      Gross unrealized losses                                                           (217,979)                   (39,997)
      Gross unrealized losses - OTTI                                                       4,906                      7,035
      Adjustment to deferred policy acquisition costs                                    (40,890)                  (249,802)
      Adjustment to reserves                                                             (77,572)                  (100,290)
      Adjustment to unearned policy and contract fees                                      1,559                    107,806
      Adjustment to pension and other postretirement plans                               (11,939)                   (15,891)
                                                                                 ---------------             --------------
                                                                                         171,701                    508,136
      Deferred federal income tax expenses                                               (54,706)                  (172,326)
                                                                                 ---------------             --------------
         Net accumulated other comprehensive income                              $       116,995             $      335,810
                                                                                 ===============             ==============

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(21)  STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

      During the year ended December 31, 2015 there were no dividends declared or paid to SFG. The Company declared and paid a cash dividend to SFG in the amount of $7,700 during the year ended December 31, 2014. During the year ended December 31, 2013 there were no dividends declared or paid to SFG.

      Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2015 statutory results, the maximum amount available for the payment of dividends during 2016 by Minnesota Life Insurance Company without prior regulatory approval is $276,640.

      For the years ended December 31, 2015, 2014 and 2013 there were no capital contributions from SFG to the Company.

(22)  COMMITMENTS AND CONTINGENCIES

      The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

      In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

      The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2015 and 2014, these securities were reported at fair value of $43,887 and $29,115, respectively.

      The Company has long-term commitments to fund alternative investments and real estate investments totaling $302,318 as of December 31, 2015. The Company estimates that $121,000 of these commitments will be invested in 2016, with the remaining $181,318 invested over the next four years.

      As of December 31, 2015, the Company had committed to originate mortgage loans totaling $192,008 but had not completed the originations.

      As of December 31, 2015, the Company had committed to purchase fixed maturity securities totaling $33,551 but had not completed the purchase transactions.

      The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
      2016, $11,267; 2017, $11,267; 2018, $11,267; 2019, $11,267; 2020, $11,267.
      The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2016, $633; 2017, $656; 2018, $528; 2019, $501; 2020, $403. Lease expense, net of sub-lease income, for the years ended December 31, 2015, 2014 and 2013 was $8,600, $8,755, and $8,672, respectively. The Company has lease agreements with unaffiliated companies. Income from the building leases was $149, $149 and $149 for the years ended December 31, 2015, 2014 and 2013, respectively and is reported in net investment income on the statements of operations and comprehensive income (loss). Commitments to the Company from these agreements are as follows: 2016, $159; 2017, $100; 2018, $3; 2019, $0;
      2020, $0. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2016, $4,852; 2017, $4,243; 2018, $2,932; 2019, $4,665; 2020, $4,384.

      At December 31, 2015, the Company had guaranteed the payment of $41,600 of policyholder dividends and discretionary amounts payable in 2016. The Company has pledged fixed maturity securities, valued at $56,872 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(22)  COMMITMENTS AND CONTINGENCIES (CONTINUED)

      The Company has a 100% coinsurance agreement for its individual disability line within its Corporate business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2015 and 2014, the assets held in trust were $528,771 and $569,688, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

      Occasionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

      In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

      In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

      The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2016. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2015 and 2014 was approximately $2,487 and $3,393, respectively.

      The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2015 and 2014, this liability was $1,684 and $1,595, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,582 and $2,906 as of December 31, 2015 and 2014, respectively. These assets are being amortized over a five-year period.

(23)  STATUTORY ACCOUNTING PRACTICES

      The Company's insurance operations, domiciled in various states, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the regulatory authority of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

      The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiaries exceeded the minimum RBC requirements for the years ended December 31, 2015, 2014 and 2013.

      The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company's insurance operations reported net income of $215,860, $212,936 and $123,126 in 2015, 2014 and 2013,
      respectively. Statutory surplus of these operations was $2,766,405 and $2,600,420 as of December 31, 2015 and 2014, respectively.

(24)  SUBSEQUENT EVENTS

      The Company evaluated subsequent events through March 4, 2016, the date these financial statements were issued. There were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2015
                                 (IN THOUSANDS)

                                                                                           AS SHOWN
                                                                                            ON THE
                                                                                         CONSOLIDATED
TYPE OF INVESTMENT                                      COST (2)          VALUE        BALANCE SHEET (1)
--------------------------------------------------  --------------  -----------------  -----------------
Fixed maturity securities
     U.S. government                                $      340,859  $         361,143  $         361,143
     Agencies not backed by the full faith and
       credit of the U.S. government
                                                           750,434            773,688            773,688
     Foreign governments
                                                            34,194             38,526             38,526
     Public utilities                                      765,741            793,336            793,336
     Asset-backed securities                               390,719            404,128            404,128
     Mortgage-backed securities                          3,169,174          3,291,061          3,291,061
     All other corporate fixed maturity securities       6,796,504          6,842,843          6,842,843
                                                    --------------  -----------------  -----------------
        Total fixed maturity securities                 12,247,625         12,504,725         12,504,725
                                                    --------------  -----------------  -----------------
Equity securities:
     Common stocks:
        Public utilities                                    28,614             27,007             27,007
        Banks, trusts and insurance companies              181,995            199,454            199,454
        Industrial, miscellaneous and all other            172,558            201,418            201,418
     Nonredeemable preferred stocks                         78,484             77,215             77,215
                                                    --------------  -----------------  -----------------
        Total equity securities                            461,651            505,094            505,094
                                                    --------------  -----------------  -----------------
Mortgage loans on real estate                            2,122,837             xxxxxx          2,122,837
Policy loans                                               410,997             xxxxxx            410,997
Other investments                                          317,388             xxxxxx            317,388
Alternative investments                                    596,619             xxxxxx            596,619
Derivative investments                                     218,539             xxxxxx            218,539
                                                    --------------                     -----------------
        Total                                            3,666,380             xxxxxx          3,666,380
                                                    --------------                     -----------------
Total investments                                   $   16,375,656             xxxxxx  $      16,676,199
                                                    ==============                     =================

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)

                                                     AS OF DECEMBER 31,
                             ---------------------------------------------------------------------
                                                FUTURE POLICY
                               DEFERRED            BENEFITS,                         OTHER POLICY
                                POLICY          LOSSES, CLAIMS                        CLAIMS AND
                              ACQUISITION       AND SETTLEMENT       UNEARNED          BENEFITS
SEGMENT                          COSTS           EXPENSES (1)      PREMIUMS (2)        PAYABLE
--------------------------   --------------     ---------------    -------------     -------------
2015:
   Life insurance            $    1,065,178     $     7,065,168    $     346,821     $     491,308
   Accident and
      health insurance               16,256             604,358           53,903            63,802
   Annuity                          216,872           4,992,016               26               205
                             --------------     ---------------    -------------     -------------
                             $    1,298,306     $    12,661,542    $     400,750     $     555,315
                             ==============     ===============    =============     =============

2014:
   Life insurance            $      736,625     $     6,200,251    $     199,143     $     470,683
   Accident and
      health insurance               15,208             635,083           51,460            59,802
   Annuity                          188,257           4,998,479               26               155
                             --------------     ---------------    -------------     -------------
                             $      940,090     $    11,833,813    $     250,629     $     530,640
                             ==============     ===============    =============     =============

2013:
   Life insurance            $      828,316     $     5,389,801    $     280,456     $     410,636
   Accident and
      health insurance               16,781             660,307           43,608            55,146
   Annuity                          195,581           5,175,368               33               106
                             --------------     ---------------    -------------     -------------
                             $    1,040,678     $    11,225,476    $     324,097     $     465,888
                             ==============     ===============    =============     =============

                                                                   FOR THE YEARS ENDED DECEMBER 31,
                            --------------------------------------------------------------------------------------------------------
                                                                                    AMORTIZATION
                                                                   BENEFITS,        OF DEFERRED
                                                     NET         CLAIMS, LOSSES        POLICY           OTHER
                                 PREMIUM         INVESTMENT      AND SETTLEMENT      ACQUISITION       OPERATING        PREMIUMS
SEGMENT                        REVENUE (3)         INCOME         EXPENSES (5)         COSTS           EXPENSES        WRITTEN (4)
-------------------------   ----------------   -------------   -----------------   --------------   ---------------   --------------
2015:
   Life insurance           $      2,299,337   $     458,314   $       2,140,844   $      153,963   $       852,632
   Accident and
      health insurance               339,144           9,391             128,053           11,362           185,157
   Annuity                           270,420         221,432             246,582           46,720           193,701
                            ----------------   -------------   -----------------   --------------   ---------------   --------------
                            $      2,908,901   $     689,137   $       2,515,479   $      212,045   $     1,231,490   $           --
                            ================   =============   =================   ==============   ===============   ==============
2014:
   Life insurance           $      2,112,889   $     425,261   $       1,915,329   $      146,242   $       753,805
   Accident and
      health insurance               327,307           9,284             112,251           10,414           181,813
   Annuity                           251,892         229,754             254,727           60,097           182,419
                            ----------------   -------------   -----------------   --------------   ---------------   --------------
                            $      2,692,088   $     664,299   $       2,282,307   $      216,753   $     1,118,037   $           --
                            ================   =============   =================   ==============   ===============   ==============
2013:
   Life insurance           $      1,946,559   $     385,487   $       1,785,065   $      145,658   $       680,955
   Accident and
      health insurance               256,918           9,513              95,533           10,324           137,410
   Annuity                           192,109         244,833             238,852           31,852           178,682
                            ----------------   -------------   -----------------   --------------   ---------------   --------------
                            $      2,395,586   $     639,833   $       2,119,450   $      187,834   $       997,047   $           --
                            ================   =============   =================   ==============   ===============   ==============

   (1)  Includes policy and contract account balances
   (2)  Includes unearned policy and contract fees
   (3)  Includes policy and contract fees
   (4)  Applies only to property and liability insurance
   (5) Includes interest credited to policies and contracts and policyholder dividends

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013
                                 (IN THOUSANDS)

                                                                                                                       PERCENTAGE
                                                                      CEDED TO       ASSUMED FROM                       OF AMOUNT
                                                      GROSS             OTHER            OTHER           NET            ASSUMED
                                                      AMOUNT          COMPANIES        COMPANIES        AMOUNT           TO NET
                                                 ---------------   ---------------   -------------   --------------   ------------
2015:   Life insurance in force                  $ 1,150,505,390   $   346,303,049   $     838,901   $  805,041,242            0.1%
                                                 ===============   ===============   =============   ==============
        Premiums:
             Life insurance                      $     2,379,144   $       569,017   $       5,889   $    1,816,016            0.3%
             Accident and health insurance               417,503            81,230           2,871          339,144            0.8%
             Annuity                                      65,307                --              --           65,307            0.0%
                                                 ---------------   ---------------   -------------   --------------
                  Total premiums                 $     2,861,954   $       650,247   $       8,760   $    2,220,467            0.4%
                                                 ===============   ===============   =============   ==============
2014:   Life insurance in force                  $ 1,073,096,250   $   326,467,564   $     823,627   $  747,452,313            0.1%
                                                 ===============   ===============   =============   ==============
        Premiums:
             Life insurance                      $     2,155,932   $       538,929   $      31,905   $    1,648,908            1.9%
             Accident and health insurance               404,247            80,090           3,151          327,308            1.0%
             Annuity                                      63,093                --              --           63,093            0.0%
                                                 ---------------   ---------------   -------------   --------------
                  Total premiums                 $     2,623,272   $       619,019   $      35,056   $    2,039,309            1.7%
                                                 ===============   ===============   =============   ==============
2013:   Life insurance in force                  $   971,213,330   $   279,648,064   $     758,016   $  692,323,282            0.1%
                                                 ===============   ===============   =============   ==============
        Premiums:
             Life insurance                      $     1,954,717   $       482,492   $      28,737   $    1,500,962            1.9%
             Accident and health insurance               328,571            74,840           3,188          256,919            1.2%
             Annuity                                      34,325                --              --           34,325            0.0%
                                                 ---------------   ---------------   -------------   --------------
                  Total premiums                 $     2,317,613   $       557,332   $      31,925   $    1,792,206            1.8%
                                                 ===============   ===============   =============   ==============

See accompanying independent auditor's report.